As filed with the SEC on July 3, 2006.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4556

TRANSAMERICA IDEX MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida  33716

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:   (727) 299-1800

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida  33758-9771

 (Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 — April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Semi-Annual Report

April 30, 2006

www.transamericaidex.com

Customer Service 1-888-233-IDEX (4339)
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: AFSG Securities Corporation, Member NASD

Dear Fellow Shareholder,

On behalf of Transamerica IDEX Mutual Funds, I would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. In addition to providing a comprehensive review, this report provides a discussion of accounting policies and any matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. During the past six months, the Federal Reserve has continued its campaign of fighting inflation by raising interest rates at each Federal Open Market Committee meeting. Oil prices have continued to exhibit significant volatility, with political tensions in Nigeria and Iran, coupled with a lack of excess capacity, adding support to higher prices. However, given these economic headwinds, the U.S. economy has been resilient and has continued its path of positive growth. For the six months ending April 30, 2006, the Dow Jones Industrial Average returned 10.24%, while the Standard & Poor's 500 Index returned 9.63%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a comprehensive picture of your current and future financial needs. Financial advisors are familiar with the market's history, including long-term returns and volatility of various asset classes.

With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about this report, and thanks again for the confidence you have placed in us.

Sincerely,

Brian C. Scott President Transamerica IDEX Mutual Funds	Christopher Staples Senior Vice President – Investment Management Transamerica IDEX Mutual Funds

TA IDEX American Century International

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,220.40	1.58%	$8.70
Hypothetical (b)	1,000.00	1,016.96	1.58	7.90
Class B
Actual	1,000.00	1,218.00	2.00	11.00
Hypothetical (b)	1,000.00	1,014.88	2.00	9.99
Class C
Actual	1,000.00	1,217.60	2.00	11.00
Hypothetical (b)	1,000.00	1,014.93	2.00	9.99

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX American Century International

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS ( 98.3%)
Australia (3.2%)
BHP Billiton, Ltd.	29,904	$665
CSL, Ltd.	374	16
National Australia Bank, Ltd.	12,840	366
Rio Tinto, Ltd.	4,170	249
Austria (0.8%)
Erste Bank der Oesterreichischen Sparkassen AG	5,412	328
Belgium (1.4%)
KBC Groupe (a)	4,670	541
Bermuda (0.2%)
Li & Fung, Ltd.	34,000	81
Canada (0.6%)
Suncor Energy, Inc.	2,870	245
China (0.4%)
China Construction Bank–Class H ‡§	349,217	151
France (15.4%)
Accor SA	6,640	417
Alstom ‡	4,870	440
AXA ‡	14,262	523
Cie Generale D'Optique Essilor International SA	4,090	410
Groupe Danone	3,890	485
Pernod-Ricard	1,820	352
PPR SA	2,610	338
Sanofi-Aventis	3,730	351
Schneider Electric SA	4,040	457
Societe Generale–Class A	3,437	524
Total SA	3,650	1,008
Veolia Environnement	8,280	494
Vinci SA	4,026	399
Germany (7.7%)
Adidas-Salomon AG	1,460	308
Bayerische Motoren Werke AG	5,170	281
Continental AG	5,270	626
Deutsche Boerse AG	710	103
Fresenius Medical Care AG	3,538	424
Hypo Real Estate Holding	5,860	409
SAP AG	2,490	543
Siemens AG	4,240	401
Greece (3.2%)
Hellenic Telecommunications Organization SA ‡	16,250	363

	Shares	Value
Greece (continued)
National Bank of Greece SA	11,090	$549
OPAP SA	10,074	372
Hong Kong (0.4%)
China Mobile Hong Kong, Ltd.	27,500	160
Ireland (2.5%)
Anglo Irish Bank Corp. PLC	18,730	307
Bank of Ireland	19,120	359
Ryanair Holdings PLC, ADR ‡†	6,920	326
Italy (4.2%)
Banco Popolare di Verona e Novara SCRL	16,040	451
ENI-Ente Nazionale Idrocarburi SpA	13,030	398
Luxottica Group SpA	16,820	500
Saipem SpA	14,080	352
Japan (24.7%)
Bank of Yokohama, Ltd. (The)	42,000	328
East Japan Railway Co.	50	389
Eisai Co., Ltd.	6,000	274
Hoya Corp.	11,800	476
JTEKT Corp.	9,400	202
Keyence Corp.	1,300	340
Komatsu, Ltd.	14,000	298
Leopalace21 Corp.	7,000	272
Matsushita Electric Industrial Co., Ltd.	26,000	626
Matsushita Electric Works, Ltd.	20,000	242
Mitsubishi Electric Corp.	20,000	174
Mitsubishi Tokyo Financial Group, Inc.	40	627
Murata Manufacturing Co., Ltd.	2,500	181
NGK Insulators, Ltd.	8,000	114
Nikko Cordial Corp.	15,500	250
Nitto Denko Corp.	3,200	268
ORIX Corp. (a)	2,380	713
Sega Sammy Holdings, Inc.	10,300	409
Sekisui Chemical Co., Ltd.	23,000	198
Shin-Etsu Chemical Co., Ltd.	7,100	409
Sumitomo Heavy Industries, Ltd.	30,000	315
Sumitomo Mitsui Financial Group, Inc.	30	328
Sumitomo Realty & Development Co., Ltd.	11,000	291
Taisei Corp.	70,000	312
Toray Industries, Inc.	45,000	420
Toyota Motor Corp.	12,000	700
Yamada Denki Co., Ltd.	4,900	532
Yamato Transport Co., Ltd.	11,000	219
Mexico (1.8%)
America Movil SA de CV–Class L, ADR	14,721	543
Cemex SA de CV, Sponsored ADR	2,680	181

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Netherlands (2.9%)
ASML Holding NV ‡	15,060	$319
ING Groep NV	8,354	339
Royal Numico NV ‡	11,510	521
Norway (2.5%)
Aker Kvaerner ASA	4,902	476
Statoil ASA	3,120	103
Telenor ASA	37,700	436
Singapore (0.5%)
Keppel Corp., Ltd.	22,000	213
South Korea (1.1%)
Samsung Electronics Co., Ltd.	670	457
Spain (1.9%)
Cintra Concesiones de Infraestructuras de Transporte SA	18,141	246
Grupo Ferrovial SA	1,259	103
Inditex SA	10,130	412
Sweden (1.1%)
Atlas Copco AB–Class A	8,510	251
ForeningsSparbanken AB	6,400	175
Switzerland (9.6%)
ABB, Ltd. ‡	33,980	484
Adecco SA	4,420	273
Compagnie Financiere Richemont AG–Class A	8,960	463
Lonza Group AG	4,420	313
Novartis AG	15,060	862
Roche Holding AG–Genusschein	6,167	946
UBS AG	4,316	510
United Kingdom (12.2%)
Amvescap PLC	20,560	224
BG Group PLC	43,910	588
BP PLC	48,621	598
British American Tobacco PLC	19,220	490
Carphone Warehouse Group PLC	14,120	86
GlaxoSmithKline PLC	34,950	988
Man Group PLC	13,970	642
Marks & Spencer Group PLC	20,080	214
Reckitt Benckiser PLC	16,653	605
Standard Chartered PLC	17,410	461
Total Common Stocks (cost: $31,410)		39,501

	Principal	Value
SECURITY LENDING COLLATERAL ( 0.9%)
Debt (0.8%)
Bank Notes (0.1%)
Bank of America 4.81%, due 06/07/2006 *	$11	$11
4.81%, due 08/10/2006 *	11	11
Bear Stearns & Co. 5.01%, due 06/06/2006 *	4	4
5.01%, due 09/07/2006 *	13	13
Certificates of Deposit (0.1%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	11	11
Rabobank Nederland 4.87%, due 05/31/2006 *	11	11
Commercial Paper (0.1%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	6	6
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	11	11
Euro Dollar Overnight (0.1%)
Bank of Montreal 4.77%, due 05/02/2006	9	9
Dexia Group 4.78%, due 05/04/2006	11	11
Fortis Bank 4.77%, due 05/01/2006	4	4
Royal Bank of Canada 4.77%, due 05/01/2006	14	14
Royal Bank of Scotland 4.75%, due 05/03/2006	11	11
Svenska Handlesbanken 4.82%, due 05/01/2006	8	8
Euro Dollar Terms (0.2%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	9	9
Bank of the West 4.94%, due 06/16/2006	9	9
Barclays 4.79%, due 05/10/2006	13	13
4.77%, due 05/16/2006	4	4
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	6	6
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	6	6
Fortis Bank 4.83%, due 05/08/2006	4	4

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Lloyds TSB Bank 4.81%, due 05/11/2006	$6	$6
Royal Bank of Scotland 4.87%, due 05/12/2006	9	9
Societe Generale 4.79%, due 05/10/2006	11	11
UBS AG 4.95%, due 06/20/2006	11	11
Repurchase Agreements (0.2%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $15 on 05/01/2006	15	15
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $32 on 05/01/2006	31	31

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $1 on 05/01/2006	$1	$1
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $32 on 05/01/2006	32	32
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $15 on 05/01/2006	15	15
	Shares	Value
Investment Companies (0.1%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	17,185	$17
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	4,572	5
Total Security Lending Collateral (cost: $339)		339
Total Investment Securities (cost: $31,749) #		$39,840

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Passive Foreign Investment Company.

§  Security is deemed to be illiquid.

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $330.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $97, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $32,283. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,595 and $38, respectively. Net unrealized appreciation for tax purposes is $7,557.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $11 or 0.0% of the net assets of the Fund.

ADR  American Depositary Receipt

SCRL  Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.2%	$6,518
Pharmaceuticals	8.6%	3,437
Petroleum Refining	4.9%	1,953
Industrial Machinery & Equipment	4.4%	1,762
Instruments & Related Products	4.3%	1,726
Chemicals & Allied Products	4.0%	1,595
Telecommunications	4.0%	1,589
Oil & Gas Extraction	3.3%	1,337
Food & Kindred Products	2.5%	1,005
Automotive	2.4%	981
Construction	2.4%	979
Rubber & Misc. Plastic Products	2.3%	934
Metal Mining	2.3%	914
Life Insurance	2.1%	862
Holding & Other Investment Offices	2.1%	854
Engineering & Management Services	2.0%	796
Electronic Components & Accessories	2.0%	788
Business Credit Institutions	1.8%	713
Business Services	1.7%	674
Communications Equipment	1.6%	626
Real Estate	1.4%	563
Department Stores	1.4%	552
Computer & Data Processing Services	1.4%	543
Radio, Television & Computer Stores	1.3%	532
Radio & Television Broadcasting	1.2%	494
Tobacco Products	1.2%	490
Security & Commodity Brokers	1.2%	474
Retail Trade	1.2%	463
Electronic & Other Electric Equipment	1.1%	457
Medical Instruments & Supplies	1.1%	424
Textile Mill Products	1.0%	420
Hotels & Other Lodging Places	1.0%	417
Apparel & Accessory Stores	1.0%	412
Manufacturing Industries	1.0%	409
Railroads	1.0%	389
Amusement & Recreation Services	0.9%	372
Beverages	0.9%	352
Air Transportation	0.8%	326
Public Administration	0.6%	246
Lumber & Other Building Materials	0.6%	242
Trucking & Warehousing	0.5%	219
Motor Vehicles, Parts & Supplies	0.5%	202
Residential Building Construction	0.5%	198
Stone, Clay & Glass Products	0.4%	181
Transportation Equipment	0.2%	81
Investment securities, at value	98.3%	39,501
Short-term investments	0.9%	339
Total investment securities	99.2%	$39,840

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX American Century International

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $31,749) (including securities loaned of $330)	$39,840
Cash	306
Foreign currency (cost: $102)	101
Receivables:
Investment securities sold	1,314
Interest	1
Dividends	92
Dividend reclaims receivable	140
Other	8
41,802
Liabilities:
Investment securities purchased	966
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	229
Management and advisory fees	34
Transfer agent fees	27
Administration fees	1
Payable for collateral for securities on loan	339
Unrealized depreciation on forward foreign currency contracts	8
Other	28
1,632
Net Assets	$40,170
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$23,913
Distributable net investment income (loss)	(1,020)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	9,185
Net unrealized appreciation (depreciation) on: Investment securities	8,091
Translation of assets and liabilities denominated in foreign currencies	1
Net Assets	$40,170
Net Assets by Class:
Class A	$13,507
Class B	18,969
Class C	7,694
Shares Outstanding:
Class A	1,701
Class B	2,570
Class C	1,055
Net Asset Value Per Share:
Class A	$7.94
Class B	7.38
Class C	7.29
Maximum Offering Price Per Share (a):
Class A	$8.40

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $21)	$420
Interest	8
Income from loaned securities–net	1
429
Expenses:
Management and advisory fees	255
Distribution and service fees:
Class A	24
Class B	68
Class C	28
Transfer agent fees:
Class A	37
Class B	49
Class C	15
Class I	– (c)
Printing and shareholder reports	15
Custody fees	63
Administration fees	6
Legal fees	2
Audit fees	9
Trustees fees	1
Registration fees	3
Other	2
Total expenses	577
Less:
Reimbursement of class expenses:
Class A	(33)
Class B	(48)
Class C	(16)
Total reimbursed expenses	(97)
Net expenses	480
Net Investment Income (Loss)	(51)
Net Realized Gain (Loss) from:
Investment securities	14,245
Foreign currency transactions	(387)
13,858
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(2,100)
Translation of assets and liabilities denominated in foreign currencies	8
(2,092)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	11,766
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,715

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX American Century International

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(51)	$420
Net realized gain (loss) from investment securities and foreign currency transactions	13,858	39,110
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(2,092)	(11,474)
	11,715	28,056
Distributions to Shareholders:
From net investment income:
Class A	(106)	(1,352)
Class B	(155)	(3)
Class C	(64)	(52)
Class I	(189)	–
	(514)	(1,407)
From net realized gains:
Class A	(4,776)	–
Class B	(7,874)	–
Class C	(3,241)	–
Class I	(8,013)	–
	(23,904)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	426	6,712
Class B	355	3,382
Class C	303	1,825
Class I	54,442	–
	55,526	11,919
Dividends and distributions reinvested:
Class A	4,834	1,350
Class B	7,686	3
Class C	3,056	50
Class I	8,202	–
	23,778	1,403
Cost of shares redeemed:
Class A	(57,650)	(150,811)
Class B	(6,040)	(5,137)
Class C	(2,748)	(3,488)
Class I	(57,455)	–
	(123,893)	(159,436)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Automatic conversions:
Class A	$88	$160
Class B	(88)	(160)
	–	–
	(44,589)	(146,114)
Net increase (decrease) in net assets	(57,292)	(119,465)
Net Assets:
Beginning of period	97,462	216,927
End of period	$40,170	$97,462
Distributable Net Investment Income (Loss)	$(1,020)	$(455)
Share Activity:
Shares issued:
Class A	55	692
Class B	46	366
Class C	43	200
Class I	5,373	–
	5,517	1,258
Shares issued–reinvested from distributions:
Class A	699	143
Class B	1,195	–
Class C	481	6
Class I	1,189	–
	3,564	149
Shares redeemed:
Class A	(5,780)	(15,422)
Class B	(849)	(555)
Class C	(384)	(383)
Class I	(6,562)	–
	(13,575)	(16,360)
Automatic conversions:
Class A	11	16
Class B	(12)	(17)
	(1)	(1)
Net increase (decrease) in shares outstanding:
Class A	(5,015)	(14,571)
Class B	380	(206)
Class C	140	(177)
	(4,495)	(14,954)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX American Century International

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$10.07	$– (h)	$1.66	$1.66	$(0.08)	$(3.71)	$(3.79)	$7.94
	10/31/2005	8.81	0.03	1.30	1.33	(0.07)	–	(0.07)	10.07
	10/31/2004	8.03	– (h)	0.80	0.80	(0.02)	–	(0.02)	8.81
	10/31/2003	7.00	0.02	1.01	1.03	–	–	–	8.03
	10/31/2002	8.38	0.01	(1.39)	(1.38)	–	–	–	7.00
	10/31/2001	12.76	0.05	(3.05)	(3.00)	–	(1.38)	(1.38)	8.38
Class B	4/30/2006	9.62	(0.02)	1.56	1.54	(0.07)	(3.71)	(3.78)	7.38
	10/31/2005	8.41	– (h)	1.21	1.21	– (h)	–	–	9.62
	10/31/2004	7.70	(0.04)	0.77	0.73	(0.02)	–	(0.02)	8.41
	10/31/2003	6.76	(0.03)	0.97	0.94	–	–	–	7.70
	10/31/2002	8.15	(0.04)	(1.35)	(1.39)	–	–	–	6.76
	10/31/2001	12.53	(0.02)	(2.98)	(3.00)	–	(1.38)	(1.38)	8.15
Class C	4/30/2006	9.55	(0.02)	1.54	1.52	(0.07)	(3.71)	(3.78)	7.29
	10/31/2005	8.40	– (h)	1.20	1.20	(0.05)	–	(0.05)	9.55
	10/31/2004	7.70	(0.09)	0.81	0.72	(0.02)	–	(0.02)	8.40
	10/31/2003	6.73	(0.03)	1.00	0.97	–	–	–	7.70

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	22.04%	$13,507	1.58%	1.95%	(0.02)%	49%
	10/31/2005	15.17	67,656	1.56	1.56	0.36	82
	10/31/2004	9.95	187,608	1.59	1.59	(0.05)	159
	10/31/2003	14.71	152,086	1.78	2.39	0.23	220
	10/31/2002	(16.49)	14,921	1.87	3.68	0.22	241
	10/31/2001	(26.43)	5,209	1.55	2.77	0.47	129
Class B	4/30/2006	21.80	18,969	2.00	2.48	(0.53)	49
	10/31/2005	14.41	21,069	2.34	2.72	(0.01)	82
	10/31/2004	9.46	20,153	2.09	2.09	(0.46)	159
	10/31/2003	13.91	21,421	2.44	3.05	(0.42)	220
	10/31/2002	(17.09)	5,328	2.52	4.33	(0.43)	241
	10/31/2001	(26.96)	5,003	2.20	3.42	(0.18)	129
Class C	4/30/2006	21.76	7,694	2.00	2.37	(0.52)	49
	10/31/2005	14.36	8,737	2.34	2.70	(0.01)	82
	10/31/2004	9.33	9,166	2.40	2.49	(1.07)	159
	10/31/2003	14.41	568	2.44	3.04	(0.42)	220

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX American Century International

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2.)

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX American Century International (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Currently all share classes are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently uninvested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $1, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.   RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.925% of the first $250 million of ANA
0.90% of the next $250 million of ANA
0.85% of the next $500 million of ANA
0.80% of ANA over $1 billion*

*  The ANA will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.32% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$473	10/31/2006

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2005:
Class B	$83	10/31/2008
Class C	33	10/31/2008
Fiscal Year 2004:
Class C	3	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$9
Retained by Underwriter	2
Contingent Deferred Sales Charge	2

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $94 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $7.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the adviser for the six months ended April 30, 2006 were $3.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$28,221
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	96,975
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, passive foreign investment companies and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$1,287	October 31, 2009
3,177	October 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX American Century International

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX American Century International (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and American Century Investment Management, Inc. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Board expressed concerns about the Fund's performance compared to its peers, although the Board noted that the Fund's recent performance had improved. The Board also noted that a new portfolio manager had assumed management responsibilities with respect to the Fund, and decided to closely monitor the Fund's performance at upcoming meetings to gauge the ability of the new portfolio manager to continue to improve performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX American Century International (continued)

the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft-dollar" arrangements are consistent with applicable law and "best execution" requirements. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX American Century Large Company Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,094.30	1.31%	$6.80
Hypothetical (b)	1,000.00	1,018.30	1.31	6.56
Class B
Actual	1,000.00	1,092.00	1.97	10.22
Hypothetical (b)	1,000.00	1,015.03	1.97	9.84
Class C
Actual	1,000.00	1,092.40	1.91	9.91
Hypothetical (b)	1,000.00	1,015.32	1.91	9.54
Class I
Actual	1,000.00	1,079.00	0.90	4.25
Hypothetical (b)	1,000.00	1,018.65	0.90	4.13

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Aerospace (0.7%)
Northrop Grumman Corp.	29,000	$1,940
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	81,600	1,476
Apparel Products (1.4%)
Liz Claiborne, Inc.	48,200	1,882
V.F. Corp.	30,700	1,879
Automotive (0.2%)
Lear Corp. †	26,400	623
Beverages (1.8%)
Coca-Cola Co. (The)	59,500	2,497
Pepsi Bottling Group, Inc.	74,500	2,391
Business Credit Institutions (2.9%)
Freddie Mac	131,200	8,011
Chemicals & Allied Products (2.0%)
du Pont (E.I.) de Nemours & Co.	52,500	2,315
PPG Industries, Inc.	48,600	3,262
Commercial Banks (18.9%)
Bank of America Corp.	196,000	9,784
Bank of New York Co., Inc. (The)	76,200	2,678
Citigroup, Inc.	261,800	13,077
JP Morgan Chase & Co.	159,700	7,247
National City Corp.	36,500	1,347
PNC Financial Services Group, Inc.	28,400	2,030
US Bancorp	127,200	3,999
Wachovia Corp.	84,200	5,039
Wells Fargo & Co.	91,700	6,299
Communications Equipment (0.3%)
Avaya, Inc. ‡	57,800	694
Computer & Data Processing Services (3.5%)
Computer Sciences Corp. ‡	27,600	1,616
Fiserv, Inc. ‡	42,200	1,902
Microsoft Corp.	175,000	4,226
Oracle Corp. ‡	127,700	1,863
Computer & Office Equipment (3.1%)
Hewlett-Packard Co.	139,500	4,530
International Business Machines Corp.	47,400	3,903
Electric Services (1.2%)
PPL Corp.	108,800	3,160
Electric, Gas & Sanitary Services (2.9%)
Exelon Corp.	78,500	4,239
NiSource, Inc.	80,200	1,693

	Shares	Value
Electric, Gas & Sanitary Services (continued)
Waste Management, Inc.	52,500	$1,967
Electronic & Other Electric Equipment (1.2%)
General Electric Co.	97,600	3,376
Electronic Components & Accessories (1.8%)
Intel Corp.	101,700	2,032
Tyco International, Ltd.	111,300	2,933
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	23,500	1,905
Finance (1.5%)
SPDR Trust Series 1 †	30,600	4,018
Food & Kindred Products (3.8%)
Altria Group, Inc.	53,300	3,899
HJ Heinz Co.	53,600	2,225
Sara Lee Corp.	81,800	1,462
Unilever NV–NY Shares	36,500	2,628
Food Stores (1.0%)
Kroger Co. †‡	128,200	2,597
Health Services (0.5%)
HCA, Inc.	29,600	1,299
Industrial Machinery & Equipment (2.6%)
Deere & Co.	29,600	2,598
Dover Corp.	39,200	1,950
Ingersoll-Rand Co.–Class A	59,200	2,590
Instruments & Related Products (0.7%)
Xerox Corp. †‡	133,800	1,879
Insurance (4.3%)
Allstate Corp. (The)	64,700	3,655
American International Group, Inc.	62,200	4,059
Loews Corp.	22,300	2,367
MGIC Investment Corp.	21,600	1,527
Insurance Agents, Brokers & Service (1.9%)
Hartford Financial Services Group, Inc. (The)	38,700	3,558
Marsh & McLennan Cos., Inc.	52,500	1,610
Life Insurance (0.8%)
Torchmark Corp.	37,600	2,260
Lumber & Other Building Materials (0.4%)
Home Depot, Inc. (The)	28,500	1,138
Lumber & Wood Products (1.1%)
Weyerhaeuser Co.	43,500	3,065
Motion Pictures (1.7%)
Time Warner, Inc.	257,900	4,487

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corp.	7,300	$765
Devon Energy Corp.	10,900	655
Royal Dutch Shell PLC–Class A, ADR	113,000	7,699
Petroleum Refining (9.4%)
Chevron Corp.	109,100	6,657
ConocoPhillips	96,000	6,422
Exxon Mobil Corp.	197,400	12,452
Pharmaceuticals (6.5%)
Abbott Laboratories	91,200	3,898
Johnson & Johnson	63,100	3,698
Merck & Co., Inc.	50,100	1,724
Pfizer, Inc.	189,300	4,795
Wyeth	75,500	3,675
Primary Metal Industries (0.4%)
Nucor Corp. †	11,000	1,197
Printing & Publishing (1.9%)
CBS Corp.–Class B	26,800	683
Gannett Co., Inc.	50,900	2,799
RR Donnelley & Sons Co.	50,000	1,685
Radio & Television Broadcasting (0.4%)
Viacom, Inc.–Class B ‡	30,000	1,195
Restaurants (1.2%)
McDonald's Corp.	92,100	3,184
Retail Trade (1.4%)
Dollar General Corp.	92,600	1,617
Wal-Mart Stores, Inc.	47,300	2,130
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	73,100	2,004
Savings Institutions (1.5%)
Washington Mutual, Inc.	88,000	3,965
Security & Commodity Brokers (3.0%)
Merrill Lynch & Co., Inc.	52,000	3,966
Morgan Stanley	66,000	4,244
Telecommunications (4.9%)
AT&T, Inc.	174,000	4,561
BellSouth Corp.	88,600	2,993
Sprint Nextel Corp.	100,000	2,480
Verizon Communications, Inc.	103,700	3,425
Total Common Stocks (cost: $245,557)		267,254

	Principal	Value
SECURITY LENDING COLLATERAL (3.4%)
Debt (3.2%)
Bank Notes (0.4%)
Bank of America
4.81%, due 06/07/2006 *	$301	$301
4.81%, due 08/10/2006 *	291	291
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	116 349	116 349
Certificates Of Deposit (0.2%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	291	291
Rabobank Nederland 4.87%, due 05/31/2006 *	291	291
Commercial Paper (0.2%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	174	174
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	290	290
Euro Dollar Overnight (0.6%)
Bank of Montreal 4.77%, due 05/02/2006	232	232
Dexia Group 4.78%, due 05/04/2006	291	291
Fortis Bank 4.77%, due 05/01/2006	116	116
Royal Bank of Canada 4.77%, due 05/01/2006	407	407
Royal Bank of Scotland 4.75%, due 05/03/2006	291	291
Svenska Handlesbanken 4.82%, due 05/01/2006	222	222
Euro Dollar Terms (0.9%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	233	233
Bank of the West 4.94%, due 06/16/2006	233	233
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	349 116	349 116
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	174	174
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	174	174

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
4.83%, due 05/08/2006	$116	$116
Lloyds TSB Bank 4.81%, due 05/11/2006	174	174
Royal Bank of Scotland 4.87%, due 05/12/2006	233	233
Societe Generale 4.79%, due 05/10/2006	291	291
UBS AG 4.95%, due 06/20/2006	291	291
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $395 on 05/01/2006	395	395
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $854 on 05/01/2006	854	854
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $14 on 05/01/2006	14	14

	Principal	Value
Repurchase Agreements (continued)
Merrill Lynch & Co.
4.87%, dated 04/28/2006 to be
repurchased at $872 on 05/01/2006	$872	$872
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $407 on 05/01/2006	407	407
	Shares	Value
Investment Companies (0.2%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	465,122	$465
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	123,753	124
Total Security Lending Collateral (cost: $9,177)		9,177
Total Investment Securities (cost: $254,734) #		$276,431

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $8,925.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $2,617, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $255,474. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $27,692 and $6,735, respectively. Net unrealized appreciation for tax purposes is $20,957.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $290 or 0.1% of the net assets of the Fund.

ADR  American Depositary Receipt

SPDR  Standard & Poor's Depository Receipts

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $254,734) (including securities loaned of $8,925)	$276,431
Cash	4,943
Receivables:
Investment securities sold	471
Interest	16
Dividends	516
Dividend reclaims receivable	11
Other	7
282,395
Liabilities:
Investment securities purchased	259
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	127
Management and advisory fees	187
Transfer agent fees	14
Administration fees	5
Payable for collateral for securities on loan	9,177
Other	33
9,802
Net Assets	$272,593
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$233,261
Distributable net investment income (loss)	1,344
Accumulated net realized gain (loss) from investment securities and futures contracts	16,291
Net unrealized appreciation (depreciation) on investment securities	21,697
Net Assets	$272,593
Net Assets by Class:
Class A	$8,940
Class B	14,487
Class C	5,574
Class I	243,592
Shares Outstanding:
Class A	773
Class B	1,294
Class C	499
Class I	21,059
Net Asset Value Per Share:
Class A	$11.57
Class B	11.20
Class C	11.17
Class I	11.57
Maximum Offering Price Per Share (a):
Class A	$12.24

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $26)	$4,252
Interest	131
Income from loaned securities–net	11
	4,394
Expenses:
Management and advisory fees	1,293
Distribution and service fees:
Class A	69
Class B	55
Class C	22
Transfer agent fees:
Class A	19
Class B	30
Class C	10
Class I	–	(c)
Printing and shareholder reports	8
Custody fees	19
Administration fees	31
Legal fees	9
Audit fees	9
Trustees fees	7
Registration fees	5
Other	4
Total expenses	1,590
Net Investment Income (Loss)	2,804
Net Realized Gain (Loss) from:
Investment securities	17,292
Futures contracts	(111)
	17,181
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	10,993
Net Realized and Unrealized Gain (Loss) on Investment Securities and Futures Contracts	28,174
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,978

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,804	$4,498
Net realized gain (loss) from investment securities and futures contracts	17,181	14,033
Change in unrealized appreciation (depreciation) on investment securities	10,993	5,916
	30,978	24,447
Distributions to Shareholders:
From net investment income:
Class A	(616)	(5,062)
Class B	(35)	–
Class C	(15)	(5)
Class I	(794)	–
	(1,460)	(5,067)
From net realized gains:
Class A	(372)	–
Class B	(629)	–
Class C	(256)	–
Class I	(10,623)	–
	(11,880)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	172	265,545
Class B	202	2,124
Class C	120	1,174
Class I	402,482	–
	402,976	268,843
Dividends and distributions reinvested:
Class A	983	5,058
Class B	617	–
Class C	218	4
Class I	11,417	–
	13,235	5,062
Cost of shares redeemed:
Class A	(405,451)	(38,506)
Class B	(3,976)	(5,187)
Class C	(2,224)	(2,194)
Class I	(180,304)	–
	(591,955)	(45,887)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Automatic conversions:
Class A	$21	$91
Class B	(21)	(91)
	–	–
	(175,744)	228,018
Net increase (decrease) in net assets	(158,106)	247,398
Net Assets:
Beginning of period	430,699	183,301
End of period	$272,593	$430,699
Distributable Net Investment Income (Loss)	$1,344	$–
Share Activity:
Shares issued:
Class A	15	24,696
Class B	19	201
Class C	11	112
Class I	36,096	–
	36,141	25,009
Shares issued–reinvested from distributions:
Class A	89	467
Class B	58	–
Class C	21	–
Class I	1,040	–
	1,208	467
Shares redeemed:
Class A	(36,361)	(3,553)
Class B	(367)	(490)
Class C	(206)	(208)
Class I	(16,077)	–
	(53,011)	(4,251)
Automatic conversions:
Class A	2	8
Class B	(2)	(9)
	–	(1)
Net increase (decrease) in shares outstanding:
Class A	(36,255)	21,618
Class B	(292)	(298)
Class C	(174)	(96)
Class I	21,059	–
	(15,662)	21,224

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX American Century Large Company Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$10.98	$0.21	$0.81	$1.02	$(0.02)	$(0.41)	$(0.43)	$11.57
	10/31/2005	10.20	0.13	0.80	0.93	(0.15)	–	(0.15)	10.98
	10/31/2004	9.09	0.11	1.01	1.12	(0.01)	–	(0.01)	10.20
	10/31/2003	7.55	0.04	1.50	1.54	–	–	–	9.09
	10/31/2002	8.79	0.01	(1.25)	(1.24)	–	–	–	7.55
	10/31/2001	10.83	(0.03)	(2.01)	(2.04)	–	–	–	8.79
Class B	4/30/2006	10.67	0.04	0.92	0.96	(0.02)	(0.41)	(0.43)	11.20
	10/31/2005	9.88	0.02	0.77	0.79	–	–	–	10.67
	10/31/2004	8.87	0.02	1.00	1.02	(0.01)	–	(0.01)	9.88
	10/31/2003	7.41	(0.01)	1.47	1.46	–	–	–	8.87
	10/31/2002	8.69	(0.05)	(1.23)	(1.28)	–	–	–	7.41
	10/31/2001	10.79	(0.10)	(2.00)	(2.10)	–	–	–	8.69
Class C	4/30/2006	10.64	0.05	0.91	0.96	(0.02)	(0.41)	(0.43)	11.17
	10/31/2005	9.86	0.02	0.77	0.79	(0.01)	–	(0.01)	10.64
	10/31/2004	8.87	–	1.00	1.00	(0.01)	–	(0.01)	9.86
	10/31/2003	7.32	(0.01)	1.56	1.55	–	–	–	8.87
Class I	4/30/2006	11.15	0.08	0.78	0.86	(0.03)	(0.41)	(0.44)	11.57

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)	Rate (b)
Class A	4/30/2006	9.43%	$8,940	1.31%		1.31%		3.86%	3%
	10/31/2005	9.10	406,609	1.31	(h)	1.31	(h)	1.16	28
	10/31/2004	12.38	157,103	1.54		1.54		1.11	61
	10/31/2003	20.40	8,988	1.85		2.56		0.53	76
	10/31/2002	(14.15)	7,908	1.80		2.43		0.09	161
	10/31/2001	(18.80)	5,183	1.55		2.49		(0.28)	113
Class B	4/30/2006	9.20	14,487	1.97		1.97		0.77	3
	10/31/2005	8.01	16,927	2.36	(h)	2.36	(h)	0.23	28
	10/31/2004	11.54	18,612	2.32		2.32		0.20	61
	10/31/2003	19.70	17,245	2.50		3.21		(0.12)	76
	10/31/2002	(14.76)	14,446	2.45		3.08		(0.56)	161
	10/31/2001	(19.41)	11,623	2.20		3.14		(0.93)	113
Class C	4/30/2006	9.24	5,574	1.91		1.91		0.85	3
	10/31/2005	7.93	7,163	2.42	(h)	2.42	(h)	0.16	28
	10/31/2004	11.38	7,586	2.50		2.54		0.04	61
	10/31/2003	21.17	1,230	2.50		3.21		(0.12)	76
Class I	4/30/2006	7.90	243,592	0.90		0.90		1.56	3

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX American Century Large Company Value

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
    Class I was November 15, 2005.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.06%, 0.06% and 0.07% for Class A, Class B and Class C, respectively (see Note 2).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX American Century Large Company Value (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $5, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$13,463	4.94%
TA IDEX Asset Allocation– Growth Portfolio	63,585	23.33%
TA IDEX Asset Allocation– Moderate Portfolio	53,361	19.58%
TA IDEX Asset Allocation– Moderate Growth Portfolio	113,242	41.54%
Total	$243,651	89.39%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.85% of the first $250 million of ANA
0.80% of the next $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of ANA over $750 million*

* The ANA will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust.

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$5
Retained by Underwriter	1
Contingent Deferred Sales Charge	3

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $54 for the six months ended April 30, 2006.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the adviser for the six months ended April 30, 2006, were less than $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $7.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$9,032
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	189,172
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX American Century Large Company Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX American Century Large Company Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and American Century Investment Management, Inc. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that although the Fund's performance was below median relative to its peers and the benchmark index over the past five-year period, its performance has been at or above median relative to its peers and the benchmark index over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. The Board noted that although the management fees and overall expense ratio of the Fund are relatively high compared to its peers, the Fund's performance had remained competitive. The Board nonetheless instructed TFAI to work with the Sub-Adviser to attempt to lower the Fund's management and sub-advisory fees in order to reduce the Fund's total expense ratio. Therefore, on the basis of its review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX American Century Large Company Value (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser's "soft-dollar" arrangements are consistent with applicable law and "best execution" requirements. In addition, the Trustees determined that the administration, transfer agency, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Asset Allocation – Conservative Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2006, was 0.85%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,080.20	0.58%	$2.99
Hypothetical (b)	1,000.00	1,021.92	0.58%	2.91
Class B
Actual	1,000.00	1,076.00	1.24%	6.38
Hypothetical (b)	1,000.00	1,018.65	1.24%	6.21
Class C
Actual	1,000.00	1,076.30	1.21%	6.23
Hypothetical (b)	1,000.00	1,018.79	1.21%	6.06

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2006

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) Ø
Aggressive Equity (12.0%)
TA IDEX Evergreen Health Care	1,349,809	$18,101
TA IDEX J.P. Morgan Mid Cap Value	860,812	9,503
TA IDEX T. Rowe Price Small Cap	272,909	2,399
TA IDEX Transamerica Growth Opportunities ‡	1,027,529	9,258
TA IDEX Transamerica Small/Mid Cap Value	1,033,013	18,821
Capital Preservation (0.9%)
TA IDEX Transamerica Money Market	4,565,609	4,566
Fixed-Income (41.4%)
TA IDEX PIMCO Real Return TIPS	4,162,212	41,539
TA IDEX PIMCO Total Return	3,060,678	30,852
TA IDEX Transamerica Convertible Securities	1,455,523	19,155
TA IDEX Transamerica Flexible Income	2,741,604	25,442
TA IDEX Transamerica High-Yield Bond	4,261,701	39,122
TA IDEX Transamerica Short-Term Bond	4,518,283	44,098
Foreign Fixed-Income (7.3%)
TA IDEX JPMorgan International Bond	1,280,171	13,250
TA IDEX Van Kampen Emerging Markets Debt	2,054,017	21,814

	Shares	Value
Growth Equity (24.0%)
TA IDEX American Century Large Company Value	1,163,622	$13,463
TA IDEX Federated Market Opportunity	3,543,240	36,035
TA IDEX Great Companies-AmericaSM ‡	839,824	8,423
TA IDEX Janus Growth ‡	546,269	14,187
TA IDEX Marsico Growth ‡	58,138	656
TA IDEX Transamerica Equity	2,782,123	27,460
TA IDEX UBS Large Cap Value	1,303,326	15,601
Specialty- Real Estate (2.9%)
TA IDEX Clarion Global Real Estate Securities	804,047	14,224
World Equity (11.4%)
TA IDEX AllianceBernstein International Value	684,059	8,140
TA IDEX Evergreen International Small Cap	859,816	14,324
TA IDEX Marsico International Growth	628,159	8,857
TA IDEX Neuberger Berman International	1,396,257	16,867
TA IDEX Oppenheimer Developing Markets	341,108	4,018
TA IDEX Templeton Great Companies Global ‡	93,637	2,634
Total Investment Companies (cost: $440,539) #		$482,809

NOTES TO SCHEDULE OF INVESTMENTS:

Ø  The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

‡  Non-income producing.

#  Aggregate cost for Federal income tax purposes is $440,589. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,504 and $3,284, respectively. Net unrealized appreciation for tax purposes is $42,220.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Asset Allocation – Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $440,539)	$482,809
Receivables:
Investment securities sold	69
Shares of beneficial interest sold	2,401
Dividends	110
Other	14
485,403
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,739
Management and advisory fees	39
Distribution and service fees	317
Transfer agent fees	24
Due to custodian	23
Dividends to shareholders	5
Other	42
2,189
Net Assets	$483,214
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	425,740
Distributable net investment income (loss)	1,404
Accumulated net realized gain (loss) from investment in affiliated investment companies	13,801
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	42,269
Net Assets	$483,214
Net Assets by Class:
Class A	$143,112
Class B	108,005
Class C	232,097
Shares Outstanding:
Class A	12,235
Class B	9,263
Class C	19,905
Net Asset Value Per Share:
Class A	$11.70
Class B	11.66
Class C	11.66
Maximum Offering Price Per Share (a):
Class A	$12.38

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$7,654
Expenses:
Management and advisory fees	231
Distribution and service fees:
Class A	221
Class B	516
Class C	1,063
Transfer agent fees:
Class A	59
Class B	54
Class C	77
Printing and shareholder reports	19
Custody fees	17
Administration fees	35
Legal fees	11
Audit fees	9
Trustees fees	9
Registration fees	51
Other	4
Total expenses	2,376
Net Investment Income (Loss)	5,278
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	10,045
Realized gain distributions from investment in affiliated investment companies	3,850
13,895
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	15,409
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	29,304
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,582

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Asset Allocation – Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,278	$9,998
Net realized gain (loss) from investment in affiliated investment companies	13,895	12,626
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	15,409	683
	34,582	23,307
Distributions to Shareholders:
From net investment income:
Class A	(2,493)	(2,144)
Class B	(1,626)	(1,503)
Class C	(3,378)	(2,718)
	(7,497)	(6,365)
From net realized gains:
Class A	(3,698)	(1,842)
Class B	(2,932)	(1,833)
Class C	(5,989)	(3,177)
	(12,619)	(6,852)
Capital Share Transactions:
Proceeds from shares sold:
Class A	26,178	63,509
Class B	7,695	20,440
Class C	44,534	76,238
	78,407	160,187
Dividends and distributions reinvested:
Class A	5,404	3,385
Class B	3,802	2,755
Class C	6,740	4,104
	15,946	10,244
Cost of shares redeemed:
Class A	(22,576)	(40,008)
Class B	(13,225)	(25,746)
Class C	(34,939)	(58,161)
	(70,740)	(123,915)
Redemption fees:
Class A	1	–
Class B	–	2
Class C	2	–
	3	2

	April 30, 2006 (unaudited)	October 31, 2005
Automatic conversions:
Class A	$46	$179
Class B	(46)	(179)
	–	–
	23,616	46,518
Net increase (decrease) in net assets	38,082	56,608
Net Assets:
Beginning of period	445,132	388,524
End of period	$483,214	$445,132
Distributable Net Investment Income (Loss)	$1,404	$3,623
Share Activity:
Shares issued:
Class A	2,279	5,666
Class B	672	1,832
Class C	3,887	6,810
	6,838	14,308
Shares issued-reinvested from distributions:
Class A	484	301
Class B	342	246
Class C	605	366
	1,431	913
Shares redeemed:
Class A	(1,962)	(3,570)
Class B	(1,154)	(2,298)
Class C	(3,051)	(5,186)
	(6,167)	(11,054)
Automatic conversions:
Class A	4	16
Class B	(4)	(16)
	–	–
Net increase (decrease) in shares outstanding:
Class A	805	2,413
Class B	(144)	(236)
Class C	1,441	1,990
	2,102	4,167

The notes to the financial statements are an integral part of this report.

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TA IDEX Asset Allocation – Conservative Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.35	$0.16	$0.72	$0.88	$(0.21)	$(0.32)	$(0.53)	$11.70
	10/31/2005	11.07	0.32	0.37	0.69	(0.22)	(0.19)	(0.41)	11.35
	10/31/2004	10.67	0.17	0.77	0.94	(0.51)	(0.03)	(0.54)	11.07
	10/31/2003	9.22	0.18	1.47	1.65	(0.20)	–	(0.20)	10.67
	10/31/2002	10.00	0.07	(0.85)	(0.78)	–	–	–	9.22
Class B	4/30/2006	11.32	0.12	0.72	0.84	(0.18)	(0.32)	(0.50)	11.66
	10/31/2005	11.05	0.24	0.38	0.62	(0.16)	(0.19)	(0.35)	11.32
	10/31/2004	10.66	0.10	0.76	0.86	(0.44)	(0.03)	(0.47)	11.05
	10/31/2003	9.18	0.11	1.47	1.58	(0.10)	–	(0.10)	10.66
	10/31/2002	10.00	0.03	(0.85)	(0.82)	–	–	–	9.18
Class C	4/30/2006	11.32	0.12	0.72	0.84	(0.18)	(0.32)	(0.50)	11.66
	10/31/2005	11.05	0.25	0.37	0.62	(0.16)	(0.19)	(0.35)	11.32
	10/31/2004	10.66	0.10	0.76	0.86	(0.44)	(0.03)	(0.47)	11.05
	10/31/2003	9.19	0.11	1.46	1.57	(0.10)	–	(0.10)	10.66

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(j)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)(i)	Rate (b)
Class A	4/30/2006	8.02%	$143,112	0.58%		0.58%		2.73%	28%
	10/31/2005	6.30	129,724	0.28		0.28		2.85	32
	10/31/2004	8.97	99,811	0.29	(h)	0.29	(h)	1.55	11
	10/31/2003	18.18	59,250	0.41		0.41		1.80	22
	10/31/2002	(7.80)	9,482	0.45		1.21		1.27	8
Class B	4/30/2006	7.60	108,005	1.24		1.24		2.08	28
	10/31/2005	5.65	106,449	0.93		0.93		2.15	32
	10/31/2004	8.21	106,601	0.92	(h)	0.92	(h)	0.93	11
	10/31/2003	17.38	85,134	1.06		1.06		1.15	22
	10/31/2002	(8.20)	23,229	1.10		1.86		0.62	8
Class C	4/30/2006	7.63	232,097	1.21		1.21		2.11	28
	10/31/2005	5.61	208,959	0.90		0.90		2.21	32
	10/31/2004	8.26	182,112	0.93	(h)	0.93	(h)	0.89	11
	10/31/2003	17.25	83,165	1.06		1.06		1.15	22

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (See Note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation – Conservative Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C is November 11, 2002.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.01%, 0.01% and 0.01% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

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TA IDEX Asset Allocation – Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation - Conservative Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers three classes of shares, Class A, Class B, and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Throughout the year, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received $3 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

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TA IDEX Asset Allocation – Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$978
Retained by Underwriter	159
Contingent Deferred Sales Charge	201

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. As of January 1, 2006, the Fund pays TFS an annual fee of 0.0125% of ANA. For the period November 1, 2005 through December 31, 2005, the Fund paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $180 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $14.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$142,407
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term	129,947
U.S. Government	—

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

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TA IDEX Asset Allocation – Conservative Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS — REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation - Conservative Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved competitive investment performance, noting that the performance of the Fund has been below median relative to its peers over the past one-year period, but has been above median relative to its peers over the past three-year period, and competitive to the benchmark index over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. However, the Board noted that the profitability data provided to the Board was based on a prior fee arrangement which has been changed following negotiations between TFAI and the Portfolio Construction Manager pursuant to which the Portfolio Construction Manager agreed to assume additional responsibilities in managing the Fund, and the Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund while TFAI gets compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, and other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees). Based on such

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Asset Allocation – Conservative Portfolio (continued)

information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite TFAI's efforts to negotiate such breakpoints with the Portfolio Construction Manager (the Board instructed TFAI to continue to try to negotiate breakpoints for the Fund in the future). However, the Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds have permitted the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the one- and three-year performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board concluded that the Fund has management fees in line with, or lower than, its peers. The Board also concluded that the Fund's management fee appropriately reflects the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Asset Allocation – Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2006, was 0.93%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,154.30	0.61%	$3.26
Hypothetical(b)	1,000.00	1,021.77	0.61%	3.06
Class B
Actual	$1,000.00	$1,150.50	1.27%	$6.77
Hypothetical(b)	1,000.00	1,018.50	1.27%	6.36
Class C
Actual	$1,000.00	$1,150.90	1.22%	$6.51
Hypothetical(b)	1,000.00	1,018.74	1.22%	6.11

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2006

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.6%) Ø
Aggressive Equity (23.9%)
TA IDEX Evergreen Health Care	5,144,659	$68,990
TA IDEX J.P. Morgan Mid Cap Value	6,290,982	69,452
TA IDEX Transamerica Growth Opportunities ‡	7,298,224	65,757
TA IDEX Transamerica Small/Mid Cap Value	7,697,567	140,250
Growth Equity (48.8%)
TA IDEX American Century Large Company Value	5,495,709	63,585
TA IDEX Great Companies-TechnologySM	3,943,100	16,324
TA IDEX Jennison Growth	8,486,900	98,024
TA IDEX Mercury Large Cap Value	22,442,179	263,247
TA IDEX Transamerica Equity	17,914,891	176,820
TA IDEX Van Kampen Mid-Cap Growth ‡	3,280,051	35,392
TA IDEX Van Kampen Small Company Growth	3,692,716	49,039
Specialty–Real Estate (4.2%)
TA IDEX Clarion Global Real Estate Securities	3,441,457	60,879
World Equity (22.7%)
TA IDEX AllianceBernstein International Value	1,896,477	22,568
TA IDEX Evergreen International Small Cap	4,060,450	67,647
TA IDEX Marsico International Growth	3,260,147	45,968
TA IDEX Mercury Global Allocation	5,387,691	59,211
TA IDEX Neuberger Berman International	6,445,659	77,864
TA IDEX Oppenheimer Developing Markets	4,053,325	47,748
TA IDEX Templeton Great Companies Global ‡	220,718	6,209
Total Investment Companies (cost: $1,212,320) #		$1,434,974

NOTES TO SCHEDULE OF INVESTMENTS:

Ø  The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

‡  Non-income producing.

#  Aggregate cost for Federal income tax purposes is $1,213,345. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $221,630 and $1, respectively. Net unrealized appreciation for tax purposes is $221,629.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Asset Allocation – Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,212,320)	$1,434,974
Cash	7
Receivables:
Shares of beneficial interest sold	11,032
Other	22
1,446,035
Liabilities:
Investment securities purchased	2,809
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,275
Management and advisory fees	116
Distribution and service fees	935
Transfer agent fees	17
Dividends to shareholders	9
Other	41
5,202
Net Assets	$1,440,833
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,162,150
Distributable net investment income (loss)	(358)
Accumulated net realized gain (loss) from investment in affiliated investment companies	56,388
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	222,653
Net Assets	$1,440,833
Net Assets by Class:
Class A	$414,114
Class B	271,954
Class C	754,765
Shares Outstanding:
Class A	31,059
Class B	20,742
Class C	57,550
Net Asset Value Per Share:
Class A	$13.33
Class B	13.11
Class C	13.12
Maximum Offering Price Per Share (a):
Class A	$14.11

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$11,300
Expenses:
Management and advisory fees	602
Distribution and service fees:
Class A	556
Class B	1,168
Class C	3,037
Transfer agent fees:
Class A	229
Class B	170
Class C	288
Printing and shareholder reports	66
Custody fees	22
Administration fees	89
Legal fees	27
Audit fees	9
Trustees fees	22
Registration fees	76
Other	11
Total expenses	6,372
Net Investment Income (Loss)	4,928
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	35,614
Realized gain distributions from investment in affiliated investment companies	21,694
57,308
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	104,224
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	161,532
Net Increase (Decrease) in Net Assets Resulting from Operations	$166,460

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Asset Allocation – Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$4,928	$(228)
Net realized gain (loss) from investment in affiliated investment companies	57,308	31,932
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	104,224	69,271
	166,460	100,975
Distributions to Shareholders:
From net investment income:
Class A	(2,669)	(2,140)
Class B	(678)	(1,002)
Class C	(1,941)	(2,477)
	(5,288)	(5,619)
From net realized gains:
Class A	(8,870)	(1,161)
Class B	(6,584)	(1,060)
Class C	(16,475)	(2,385)
	(31,929)	(4,606)
Capital Share Transactions:
Proceeds from shares sold:
Class A	113,708	131,025
Class B	42,935	55,124
Class C	194,673	197,065
	351,316	383,214
Dividends and distributions reinvested:
Class A	10,031	2,790
Class B	6,220	1,725
Class C	13,231	3,362
	29,482	7,877
Cost of shares redeemed:
Class A	(32,651)	(43,846)
Class B	(14,714)	(25,580)
Class C	(48,372)	(75,101)
	(95,737)	(144,527)
Redemption fees:
Class A	1	2
Class C	1	1
	2	3
Automatic conversions:
Class A	267	351
Class B	(267)	(351)
	—	—
	285,063	246,567
Net increase (decrease) in net assets	414,306	337,317
Net Assets:
Beginning of period	1,026,527	689,210
End of period	$1,440,833	$1,026,527
Distributable Net Investment Income (Loss)	$(358)	$2

	April 30, 2006 (unaudited)	October 31, 2005
Share Activity:
Shares issued:
Class A	8,881	11,457
Class B	3,413	4,905
Class C	15,460	17,476
	27,754	33,838
Shares issued-reinvested from distributions:
Class A	826	246
Class B	520	154
Class C	1,105	301
	2,451	701
Shares redeemed:
Class A	(2,551)	(3,822)
Class B	(1,172)	(2,258)
Class C	(3,870)	(6,645)
	(7,593)	(12,725)
Automatic conversions:
Class A	21	30
Class B	(21)	(31)
	—	(1)
Net increase (decrease) in shares outstanding:
Class A	7,177	7,911
Class B	2,740	2,770
Class C	12,695	11,132
	22,612	21,813

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Asset Allocation – Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.99	$0.08	$1.73	$1.81	$(0.11)	$(0.36)	$(0.47)	$13.33
	10/31/2005	10.75	0.05	1.38	1.43	(0.12)	(0.07)	(0.19)	11.99
	10/31/2004	9.82	(0.02)	0.95	0.93	-	-	-	10.75
	10/31/2003	7.95	(0.03)	1.90	1.87	-	-	-	9.82
	10/31/2002	10.00	(0.02)	(2.03)	(2.05)	-	-	-	7.95
Class B	4/30/2006	11.77	0.04	1.70	1.74	(0.04)	(0.36)	(0.40)	13.11
	10/31/2005	10.57	(0.03)	1.36	1.33	(0.06)	(0.07)	(0.13)	11.77
	10/31/2004	9.71	(0.09)	0.95	0.86	-	-	-	10.57
	10/31/2003	7.91	(0.08)	1.88	1.80	-	-	-	9.71
	10/31/2002	10.00	(0.06)	(2.03)	(2.09)	-	-	-	7.91
Class C	4/30/2006	11.78	0.04	1.70	1.74	(0.04)	(0.36)	(0.40)	13.12
	10/31/2005	10.57	(0.02)	1.37	1.35	(0.07)	(0.07)	(0.14)	11.78
	10/31/2004	9.71	(0.08)	0.94	0.86	-	-	-	10.57
	10/31/2003	7.86	(0.08)	1.93	1.85	-	-	-	9.71

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(j)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)(i)	Rate (b)
Class A	4/30/2006	15.43%	$414,114	0.61%		0.61%		1.26%	24%
	10/31/2005	13.42	286,412	0.34		0.34		0.42	35
	10/31/2004	9.47	171,708	0.43	(h)	0.43	(h)	(0.22)	5
	10/31/2003	23.52	55,209	0.45		0.60		(0.30)	25
	10/31/2002	(20.50)	8,368	0.45		1.65		(0.44)	31
Class B	4/30/2006	15.05	271,954	1.27		1.27		0.62	24
	10/31/2005	12.55	211,904	0.99		0.99		(0.24)	35
	10/31/2004	8.96	160,959	1.05	(h)	1.05	(h)	(0.82)	5
	10/31/2003	22.76	82,318	1.10		1.25		(0.95)	25
	10/31/2002	(20.90)	10,452	1.10		2.30		(1.09)	31
Class C	4/30/2006	15.09	754,765	1.22		1.22		0.65	24
	10/31/2005	12.82	528,211	0.93		0.93		(0.17)	35
	10/31/2004	8.86	356,543	0.99	(h)	0.99	(h)	(0.78)	5
	10/31/2003	23.54	116,956	1.10		1.25		(0.95)	25

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on the average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see Note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation-Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.05%, 0.05% and 0.05% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(j)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Asset Allocation – Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation – Growth Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers three classes of shares, Class A, Class B, and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received $2 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2006.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Asset Allocation – Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$3,450
Retained by Underwriter	546
Contingent Deferred Sales Charge	340

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. As of January 1, 2006, the Fund pays TFS an annual fee of 0.0125% of ANA. For the period November 1, 2005 through December 31, 2005, the Fund paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $652 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $22.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$559,927
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	288,942
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Asset Allocation – Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation - Growth Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved competitive investment performance, noting that the performance of the Fund has been at median relative to its peers over the past one- and three-year periods, above median relative to its peers over the past two-year period, and competitive to the benchmark index over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. However, the Board noted that the profitability data provided to the Board was based on a prior fee arrangement which has been changed following negotiations between TFAI and the Portfolio Construction Manager pursuant to which the Portfolio Construction Manager agreed to assume additional responsibilities in managing the Fund, and the Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund while TFAI gets compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, and other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees). Based on such

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Asset Allocation – Growth Portfolio (continued)

information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite TFAI's efforts to negotiate such breakpoints with the Portfolio Construction Manager (the Board instructed TFAI to continue to try to negotiate breakpoints for the Fund in the future). However, the Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds have permitted the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the one- and three-year performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board concluded that the Fund has management fees in line with, or lower than, its peers. The Board also concluded that the Fund's management fee appropriately reflects the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Asset Allocation – Moderate Growth Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2006, was 0.90%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,129.20	0.57%	$3.01
Hypothetical (b)	1,000.00	1,021.97	0.57	2.86
Class B
Actual	1,000.00	1,125.10	1.24	6.53
Hypothetical (b)	1,000.00	1,018.65	1.24	6.21
Class C
Actual	1,000.00	1,125.50	1.20	6.32
Hypothetical (b)	1,000.00	1,018.84	1.20	6.01

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)   5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2006

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.6%) Ø
Aggressive Equity (19.0%)
TA IDEX Evergreen Health Care	6,527,953	$87,540
TA IDEX J.P. Morgan Mid Cap Value	10,728,913	118,447
TA IDEX Transamerica Growth Opportunities ‡	12,094,239	108,969
TA IDEX Transamerica Small/Mid Cap Value	9,829,934	179,101
Capital Preservation (0.0%)
TA IDEX Transamerica Money Market	629,424	629
Fixed-Income (17.0%)
TA IDEX PIMCO Real Return TIPS	12,471,900	124,470
TA IDEX PIMCO Total Return	6,163,268	62,126
TA IDEX Transamerica Convertible Securities	8,321,981	109,517
TA IDEX Transamerica Flexible Income	4,864,813	45,146
TA IDEX Transamerica High-Yield Bond	10,986,656	100,858
Foreign Fixed-Income (7.1%)
TA IDEX JPMorgan International Bond	10,334,872	106,966
TA IDEX Van Kampen Emerging Markets Debt	7,353,621	78,096

	Shares	Value
Growth Equity (34.5%)
TA IDEX American Century Large Company Value	9,787,512	$113,242
TA IDEX Great Companies-TechnologySM	7,663,388	31,726
TA IDEX Janus Growth ‡	4,372,791	113,561
TA IDEX Marsico Growth ‡	5,337,402	60,259
TA IDEX Mercury Large Cap Value	19,286,101	226,226
TA IDEX Salomon Investors Value	5,662,285	59,567
TA IDEX Transamerica Equity	20,722,442	204,531
TA IDEX Van Kampen Mid-Cap Growth ‡	1,748,933	18,871
TA IDEX Van Kampen Small Company Growth	5,275,704	70,061
Specialty–Real Estate (3.7%)
TA IDEX Clarion Global Real Estate Securities	5,443,711	96,299
World Equity (18.3%)
TA IDEX AllianceBernstein International Value	3,991,819	47,503
TA IDEX Evergreen International Small Cap	5,044,290	84,038
TA IDEX Marsico International Growth	6,315,080	89,043
TA IDEX Mercury Global Allocation	8,095,374	88,968
TA IDEX Neuberger Berman International	7,379,656	89,146
TA IDEX Oppenheimer Developing Markets	5,924,279	69,788
TA IDEX Templeton Great Companies Global ‡	287,143	8,077
Total Investment Companies (cost: $2,233,104) #		$2,592,771

NOTES TO SCHEDULE OF INVESTMENTS:

Ø  The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

‡  Non-income producing.

#  Aggregate cost for Federal income tax purposes is $2,235,891. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $362,213 and $5,333, respectively. Net unrealized appreciation for tax purposes is $356,880.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Asset Allocation – Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $2,233,104)	$2,592,771
Receivables:
Shares of beneficial interest sold	18,835
Interest	1
Dividends	111
Other	46
2,611,764
Liabilities:
Investment securities purchased	3,439
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	3,622
Management and advisory fees	209
Distribution and service fees	1,686
Transfer agent fees	40
Due to custodian	35
Dividends to shareholders	33
Other	94
9,158
Net Assets	$2,602,606
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$2,170,695
Distributable net investment income (loss)	(796)
Accumulated net realized gain (loss) from investment in affiliated investment companies	73,042
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	359,665
Net Assets	$2,602,606
Net Assets by Class:
Class A	$769,151
Class B	522,206
Class C	1,311,249
Shares Outstanding:
Class A	59,801
Class B	40,796
Class C	102,421
Net Asset Value Per Share:
Class A	$12.86
Class B	12.80
Class C	12.80
Maximum Offering Price Per Share (a):
Class A	$13.61

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$28,978
Interest	2
28,980
Expenses:
Management and advisory fees	1,126
Distribution and service fees:
Class A	1,062
Class B	2,300
Class C	5,487
Transfer agent fees:
Class A	323
Class B	288
Class C	459
Printing and shareholder reports	102
Custody fees	32
Administration fees	167
Legal fees	52
Audit fees	9
Trustees fees	42
Registration fees	104
Other	20
Total expenses	11,573
Net Investment Income (Loss)	17,407
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	32,850
Realized gain distributions from investment in affiliated investment companies	40,276
73,126
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	173,431
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	246,557
Net Increase (Decrease) in Net Assets Resulting from Operations	$263,964

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Asset Allocation – Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$17,407	$15,323
Net realized gain (loss) from investment in affiliated investment companies	73,126	53,747
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	173,431	87,330
	263,964	156,400
Distributions to Shareholders:
From net investment income:
Class A	(9,787)	(7,069)
Class B	(4,723)	(4,398)
Class C	(11,388)	(9,608)
	(25,898)	(21,075)
From net realized gains:
Class A	(15,305)	(1,708)
Class B	(11,562)	(1,542)
Class C	(26,861)	(3,196)
	(53,728)	(6,446)
Capital Share Transactions:
Proceeds from shares sold:
Class A	188,872	246,518
Class B	68,052	109,566
Class C	296,308	356,953
	553,232	713,037
Dividends and distributions reinvested:
Class A	22,753	7,807
Class B	14,113	5,035
Class C	27,389	8,956
	64,255	21,798
Cost of shares redeemed:
Class A	(55,718)	(83,068)
Class B	(27,379)	(48,778)
Class C	(86,191)	(123,757)
	(169,288)	(255,603)
Redemption fees:
Class A	1	4
Class C	4	2
	5	6

	April 30, 2006 (unaudited)	October 31, 2005
Automatic conversions:
Class A	$259	$422
Class B	(259)	(422)
	–	–
	448,204	479,238
Net increase (decrease) in net assets	632,542	608,117
Net Assets:
Beginning of period	1,970,064	1,361,947
End of period	$2,602,606	$1,970,064
Distributable Net Investment Income (Loss)	$(796)	$7,695
Share Activity:
Shares issued:
Class A	15,197	21,482
Class B	5,502	9,598
Class C	23,947	31,214
	44,646	62,294
Shares issued–reinvested from distributions:
Class A	1,915	686
Class B	1,191	443
Class C	2,311	788
	5,417	1,917
Shares redeemed:
Class A	(4,479)	(7,228)
Class B	(2,213)	(4,260)
Class C	(6,975)	(10,790)
	(13,667)	(22,278)
Automatic conversions:
Class A	21	36
Class B	(21)	(36)
	–	–
Net increase (decrease) in shares outstanding:
Class A	12,654	14,976
Class B	4,459	5,745
Class C	19,283	21,212
	36,396	41,933

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Asset Allocation – Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.88	$0.12	$1.37	$1.49	$(0.20)	$(0.31)	$(0.51)	$12.86
	10/31/2005	10.97	0.16	1.00	1.16	(0.20)	(0.05)	(0.25)	11.88
	10/31/2004	10.13	0.05	0.87	0.92	(0.08)	–	(0.08)	10.97
	10/31/2003	8.37	0.04	1.77	1.81	(0.05)	–	(0.05)	10.13
	10/31/2002	10.00	0.02	(1.65)	(1.63)	–	–	–	8.37
Class B	4/30/2006	11.80	0.08	1.36	1.44	(0.13)	(0.31)	(0.44)	12.80
	10/31/2005	10.90	0.08	1.01	1.09	(0.14)	(0.05)	(0.19)	11.80
	10/31/2004	10.09	(0.02)	0.85	0.83	(0.02)	–	(0.02)	10.90
	10/31/2003	8.33	(0.02)	1.78	1.76	–	–	–	10.09
	10/31/2002	10.00	(0.01)	(1.66)	(1.67)	–	–	–	8.33
Class C	4/30/2006	11.80	0.08	1.36	1.44	(0.13)	(0.31)	(0.44)	12.80
	10/31/2005	10.91	0.08	1.01	1.09	(0.15)	(0.05)	(0.20)	11.80
	10/31/2004	10.09	(0.02)	0.86	0.84	(0.02)	–	(0.02)	10.91
	10/31/2003	8.31	(0.02)	1.80	1.78	–	–	–	10.09

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(j)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)(i)	Rate (b)
Class A	4/30/2006	12.92%	$769,151	0.57%		0.57%		2.00%	22%
	10/31/2005	10.69	560,231	0.28		0.28		1.37	26
	10/31/2004	9.09	352,852	0.32	(h)	0.32	(h)	0.45	3
	10/31/2003	21.79	136,295	0.44		0.44		0.48	15
	10/31/2002	(16.30)	20,681	0.45		0.90		0.41	21
Class B	4/30/2006	12.51	522,206	1.24		1.24		1.34	22
	10/31/2005	10.05	428,677	0.95		0.95		0.68	26
	10/31/2004	8.25	333,533	0.97	(h)	0.97	(h)	(0.19)	3
	10/31/2003	21.15	190,621	1.09		1.09		(0.17)	15
	10/31/2002	(16.70)	33,241	1.10		1.55		(0.24)	21
Class C	4/30/2006	12.55	1,311,249	1.20		1.20		1.37	22
	10/31/2005	10.02	981,156	0.90		0.90		0.74	26
	10/31/2004	8.35	675,562	0.92	(h)	0.92	(h)	(0.15)	3
	10/31/2003	21.44	239,043	1.09		1.09		(0.17)	15

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation - Moderate Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.01%, 0.01% and 0.01% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(j)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Asset Allocation – Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation - Moderate Growth Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers three classes of shares, Class A, Class B, and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Throughout the year, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received $5 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2006.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Asset Allocation – Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$6,377
Retained by Underwriter	1,025
Contingent Deferred Sales Charge	620

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. As of January 1, 2006, the Fund pays TFS an annual fee of 0.0125% of ANA. For the period November 1, 2005 through December 31, 2005, the Fund paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $1,028 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $46.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$919,861
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	501,231
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Asset Allocation – Moderate Growth Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation - Moderate Growth Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved acceptable investment performance, noting that the performance of the Fund has been at median relative to its peers over the past one-, two- and three-year periods and competitive to the benchmark index over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. However, the Board noted that the profitability data provided to the Board was based on a prior fee arrangement which has been changed following negotiations between TFAI and the Portfolio Construction Manager pursuant to which the Portfolio Construction Manager agreed to assume additional responsibilities in managing the Fund, and the Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund while TFAI gets compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, and other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees). Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry

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TA IDEX Asset Allocation – Moderate Growth Portfolio (continued)

averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite TFAI's efforts to negotiate such breakpoints with the Portfolio Construction Manager (the Board instructed TFAI to continue to try to negotiate breakpoints for the Fund in the future). However, the Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds have permitted the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the one- and three-year performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board concluded that the Fund has management fees in line with, or lower than, its peers. The Board also concluded that the Fund's management fee appropriately reflects the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

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TA IDEX Asset Allocation – Moderate Portfolio

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2006, was 0.88%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,102.60	0.56%	$2.92
Hypothetical (b)	1,000.00	1,022.02	0.56	2.81
Class B
Actual	1,000.00	1,099.00	1.23	6.40
Hypothetical (b)	1,000.00	1,018.70	1.23	6.16
Class C
Actual	1,000.00	1,099.50	1.19	6.19
Hypothetical (b)	1,000.00	1,018.89	1.19	5.96

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2006

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

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TA IDEX Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) Ø
Aggressive Equity (15.6%)
TA IDEX Evergreen Health Care	4,437,366	$59,505
TA IDEX J.P. Morgan Mid Cap Value	3,223,573	35,588
TA IDEX T. Rowe Price Small Cap	262,916	2,311
TA IDEX Transamerica Growth Opportunities ‡	5,220,619	47,038
TA IDEX Transamerica Small/Mid Cap Value	5,309,004	96,730
Capital Preservation (0.0%)
TA IDEX Transamerica Money Market	170,509	171
Fixed-Income (32.2%)
TA IDEX PIMCO Real Return TIPS	8,629,958	86,127
TA IDEX PIMCO Total Return	10,241,588	103,235
TA IDEX Transamerica Convertible Securities	7,139,915	93,961
TA IDEX Transamerica Flexible Income	5,306,146	49,241
TA IDEX Transamerica High-Yield Bond	10,685,810	98,096
TA IDEX Transamerica Short-Term Bond	7,074,487	69,047
Foreign Fixed-Income (8.2%)
TA IDEX JPMorgan International Bond	5,487,842	56,799
TA IDEX Van Kampen Emerging Markets Debt	6,605,309	70,148

	Shares	Value
Growth Equity (26.3%)
TA IDEX American Century Large Company Value	4,611,983	$53,361
TA IDEX Federated Market Opportunity	4,020,299	40,887
TA IDEX Great Companies-TechnologySM	3,057,294	12,657
TA IDEX Janus Growth ‡	985,461	25,593
TA IDEX Marsico Growth ‡	3,666,284	41,392
TA IDEX Salomon Investors Value	307,261	3,232
TA IDEX Transamerica Equity	10,552,820	104,156
TA IDEX UBS Large Cap Value	8,175,862	97,865
TA IDEX Van Kampen Mid-Cap Growth ‡	179,642	1,938
TA IDEX Van Kampen Small Company Growth	2,076,611	27,577
Specialty – Real Estate (4.0%)
TA IDEX Clarion Global Real Estate Securities	3,466,364	61,320
World Equity (13.6%)
TA IDEX AllianceBernstein International Value	2,974,170	35,393
TA IDEX Evergreen International Small Cap	1,868,088	31,122
TA IDEX Marsico International Growth	2,636,869	37,180
TA IDEX Neuberger Berman International	4,481,572	54,138
TA IDEX Oppenheimer Developing Markets	2,492,102	29,357
TA IDEX Templeton Great Companies Global ‡	851,446	23,951
Total Investment Companies (cost: $1,355,017) #		$1,549,116

NOTES TO SCHEDULE OF INVESTMENTS:

Ø  The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

‡  Non-income producing.

#  Aggregate cost for Federal income tax purposes is $1,355,440. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $199,957 and $6,281, respectively. Net unrealized appreciation for tax purposes is $193,676.

The notes to the financial statements are an integral part of this report.

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TA IDEX Asset Allocation – Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $1,355,017)	$1,549,116
Cash	12
Receivables:
Shares of beneficial interest sold	8,118
Dividends	211
Other	33
1,557,490
Liabilities:
Investment securities purchased	2,303
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	2,471
Management and advisory fees	125
Distribution and service fees	1,040
Transfer agent fees	57
Dividends to shareholders	32
Other	83
6,111
Net Assets	$1,551,379
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,309,314
Distributable net investment income (loss)	2,363
Accumulated net realized gain (loss) from investment in affiliated investment companies	45,603
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	194,099
Net Assets	$1,551,379
Net Assets by Class:
Class A	$407,191
Class B	328,681
Class C	815,507
Shares Outstanding:
Class A	32,782
Class B	26,573
Class C	65,956
Net Asset Value Per Share:
Class A	$12.42
Class B	12.37
Class C	12.36
Maximum Offering Price Per Share (a):
Class A	$13.14

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$22,597
Interest	1
22,598
Expenses:
Management and advisory fees	708
Distribution and service fees:
Class A	591
Class B	1,512
Class C	3,598
Transfer agent fees:
Class A	153
Class B	167
Class C	260
Printing and shareholder reports	55
Custody fees	26
Administration fees	105
Legal fees	34
Audit fees	9
Trustees fees	27
Registration fees	77
Other	14
Total expenses	7,336
Net Investment Income (Loss)	15,262
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	23,435
Realized gain distributions from investment in affiliated investment companies	22,375
45,810
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	73,048
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	118,858
Net Increase (Decrease) in Net Assets Resulting from Operations	$134,120

The notes to the financial statements are an integral part of this report.

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TA IDEX Asset Allocation – Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$15,262	$21,466
Net realized gain (loss) from investment in affiliated investment companies	45,810	28,426
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	73,048	37,659
	134,120	87,551
Distributions to Shareholders:
From net investment income:
Class A	(8,163)	(7,272)
Class B	(5,253)	(6,249)
Class C	(12,582)	(13,126)
	(25,998)	(26,647)
From net realized gains:
Class A	(7,262)	(1,417)
Class B	(6,368)	(1,533)
Class C	(14,834)	(3,103)
	(28,464)	(6,053)
Capital Share Transactions:
Proceeds from shares sold:
Class A	83,384	143,277
Class B	27,553	56,165
Class C	140,673	228,072
	251,610	427,514
Dividends and distributions reinvested:
Class A	13,604	7,496
Class B	9,722	6,500
Class C	19,404	11,211
	42,730	25,207
Cost of shares redeemed:
Class A	(39,831)	(67,750)
Class B	(21,682)	(41,772)
Class C	(65,340)	(106,871)
	(126,853)	(216,393)
Redemption fees:
Class A	4	1
Class C	1	2
	5	3

	April 30, 2006 (unaudited)	October 31, 2005
Automatic conversions:
Class A	$262	$281
Class B	(262)	(281)
	–	–
	167,492	236,331
Net increase (decrease) in net assets	247,150	291,182
Net Assets:
Beginning of period	1,304,229	1,013,047
End of period	$1,551,379	$1,304,229
Distributable Net Investment Income (Loss)	$2,363	$13,099
Share Activity:
Shares issued:
Class A	6,893	12,481
Class B	2,291	4,921
Class C	11,699	19,929
	20,883	37,331
Shares issued–reinvested from distributions:
Class A	1,169	658
Class B	837	571
Class C	1,671	986
	3,677	2,215
Shares redeemed:
Class A	(3,293)	(5,897)
Class B	(1,802)	(3,650)
Class C	(5,431)	(9,329)
	(10,526)	(18,876)
Automatic conversions:
Class A	22	25
Class B	(22)	(25)
	–	–
Net increase (decrease) in shares outstanding:
Class A	4,791	7,267
Class B	1,304	1,817
Class C	7,939	11,586
	14,034	20,670

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

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TA IDEX Asset Allocation – Moderate Portfolio

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.78	$0.16	$1.01	$1.17	$(0.28)	$(0.25)	$(0.53)	$12.42
	10/31/2005	11.23	0.27	0.67	0.94	(0.33)	(0.06)	(0.39)	11.78
	10/31/2004	10.42	0.12	0.84	0.96	(0.15)	–	(0.15)	11.23
	10/31/2003	8.76	0.12	1.62	1.74	(0.08)	–	(0.08)	10.42
	10/31/2002	10.00	0.04	(1.28)	(1.24)	–	–	–	8.76
Class B	4/30/2006	11.70	0.12	1.01	1.13	(0.21)	(0.25)	(0.46)	12.37
	10/31/2005	11.16	0.18	0.68	0.86	(0.26)	(0.06)	(0.32)	11.70
	10/31/2004	10.37	0.05	0.83	0.88	(0.09)	–	(0.09)	11.16
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37
	10/31/2002	10.00	0.01	(1.30)	(1.29)	–	–	–	8.71
Class C	4/30/2006	11.70	0.12	1.00	1.12	(0.21)	(0.25)	(0.46)	12.36
	10/31/2005	11.17	0.19	0.67	0.86	(0.27)	(0.06)	(0.33)	11.70
	10/31/2004	10.37	0.05	0.84	0.89	(0.09)	–	(0.09)	11.17
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(i)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)(h)	Rate (b)
Class A	4/30/2006	10.26%	$407,191	0.56%	0.56%	2.63%	23%
	10/31/2005	8.54	329,797	0.26	0.26	2.31	19
	10/31/2004	9.32	232,748	0.28	0.28	1.13	1
	10/31/2003	19.98	116,102	0.37	0.37	1.22	18
	10/31/2002	(12.40)	17,517	0.45	0.78	0.83	12
Class B	4/30/2006	9.90	328,681	1.23	1.23	1.97	23
	10/31/2005	7.81	295,649	0.92	0.92	1.61	19
	10/31/2004	8.62	261,772	0.93	0.93	0.48	1
	10/31/2003	19.39	183,148	1.02	1.02	0.57	18
	10/31/2002	(12.90)	38,969	1.10	1.43	0.18	12
Class C	4/30/2006	9.95	815,507	1.19	1.19	2.00	23
	10/31/2005	7.85	678,783	0.89	0.89	1.67	19
	10/31/2004	8.67	518,527	0.89	0.89	0.50	1
	10/31/2003	19.39	201,774	1.02	1.02	0.57	18

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Asset Allocation – Moderate Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

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TA IDEX Asset Allocation – Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Asset Allocation – Moderate Portfolio (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers three classes of shares, Class A, Class B, and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any fund shares in a fund account that are sold during the first five (5) New York Stock Exchange ("NYSE") trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received $5 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC and Great Companies, L.L.C. are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Asset Allocation – Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A  0.35%
Class B  1.00%
Class C  1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$2,860
Retained by Underwriter	468
Contingent Deferred Sales Charge	413

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. As of January 1, 2006, the Fund pays TFS an annual fee of 0.0125% of ANA. For the period November 1, 2005 through December 31, 2005, the Fund paid TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $559 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $33.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$475,161
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	325,557
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Asset Allocation – Moderate Portfolio

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Asset Allocation – Moderate Portfolio (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Portfolio Construction Manager (such as in-person presentations by the Portfolio Construction Manager) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Asset Allocation Management Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Portfolio Construction Manager to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process, the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Portfolio Construction Manager's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Portfolio Construction Manager generally had achieved superior investment performance, noting that the performance of the Fund has been superior relative to its peers over the past one-, two- and three-year periods and superior to the benchmark index over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. However, the Board noted that the profitability data provided to the Board was based on a prior fee arrangement which has been changed following negotiations between TFAI and the Portfolio Construction Manager pursuant to which the Portfolio Construction Manager agreed to assume additional responsibilities in managing the Fund as a sub-adviser, and the Board noted that the Portfolio Construction Manager receives the entirety of the management fee payable by the Fund while TFAI gets compensated through the management fees payable by the underlying funds in which the Fund invests. The Trustees reviewed data from Lipper that compared the Fund's management fees, and other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees). Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Asset Allocation – Moderate Portfolio (continued)

industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the management fee of the Fund does not contain asset-based breakpoints, despite TFAI's efforts to negotiate such breakpoints with the Portfolio Construction Manager (the Board instructed TFAI to continue to try to negotiate breakpoints for the Fund in the future). However, the Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds have permitted the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying funds. The Board carefully reviewed the one- and three-year performance record and the fees and expenses of the Fund and the comparative information provided by Lipper. The Board concluded that the Fund has management fees in line with, or lower than, its peers. The Board also concluded that the Fund's management fee appropriately reflects the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund invests) or the Portfolio Construction Manager from its relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Portfolio Construction Manager realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Clarion Global Real Estate Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,200.90	1.33%	$7.26
Hypothetical (b)	1,000.00	1,018.20	1.33	6.66
Class B
Actual	1,000.00	1,198.80	1.87	10.19
Hypothetical (b)	1,000.00	1,015.52	1.87	9.35
Class C
Actual	1,000.00	1,199.60	1.85	10.09
Hypothetical (b)	1,000.00	1,015.62	1.85	9.25
Class I
Actual	1,000.00	1,224.60	0.92	4.65
Hypothetical (b)	1,000.00	1,018.56	0.92	4.22

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Real Estate Property Breakdown
At April 30, 2006

This chart shows the percentage breakdown by real estate property breakdown of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS ( 97.5%)
Australia (8.6%)
Centro Properties Group	589,183	$2,906
DB RREEF Trust	1,067,554	1,187
GPT Group (a)	1,228,184	3,914
Investa Property Group	953,300	1,570
Macquarie CountryWide Trust	797,170	1,167
Macquarie Goodman Group	437,684	1,710
Mirvac Group	376,164	1,207
Westfield Group (a)	625,804	8,039
Bermuda (2.5%)
Great Eagle Holdings, Ltd.	468,997	1,697
Hongkong Land Holdings, Ltd.	728,100	2,854
Kerry Properties, Ltd.	510,000	1,805
Canada (2.4%)
Calloway Real Estate Investment Trust–144A	54,700	1,215
RioCan Real Estate Investment Trust	122,700	2,332
Summit Real Estate Investment Trust	105,100	2,346
Finland (0.5%)
Citycon Oyj	20,500	96
Citycon Oyj - New ‡	4,100	19
Sponda Oyj	114,500	1,226
France (2.9%)
Klepierre	15,080	1,766
Nexity	17,901	1,249
Societe de la Tour Eiffel	14,800	1,678
Unibail (a)	14,120	2,456
Germany (1.4%)
Deutsche Wohnen AG	5,107	1,675
IVG Immobilien AG	20,012	574
Patrizia Immobilien AG ‡	45,600	1,227
Hong Kong (8.3%)
Agile Property Holdings, Ltd. ‡	4,737,000	3,666
Cheung Kong Holdings, Ltd. (a)	378,700	4,266
China Overseas Land & Investment, Ltd.	1,842,000	1,176
Hang Lung Development Co.	625,648	1,489
Hysan Development Co., Ltd.	702,165	2,019
Link (The) (a) ‡	420,600	928
New World Development, Ltd.	537,207	963
Sun Hung Kai Properties, Ltd.	389,345	4,449
Swire Pacific, Ltd.–Class A	69,500	711
Wharf Holdings, Ltd.	319,042	1,280
Italy (0.3%)
Beni Stabili SpA (a)	652,160	756

	Shares	Value
Japan (12.9%)
Japan Logistics Fund, Inc.	128	$986
Kenedix Realty Investment Corp.	125	670
Leopalace21 Corp.	31,800	1,236
Mitsubishi Estate Co., Ltd.	508,700	11,092
Mitsui Fudosan Co., Ltd.	408,400	9,119
Nippon Building Fund, Inc. (a)	188	1,778
Sumitomo Realty & Development Co., Ltd.	282,600	7,473
Netherlands (2.1%)
Rodamco Europe NV	45,340	4,872
Vastned Retail NV	6,100	499
Singapore (1.8%)
Capitaland, Ltd.	1,051,100	3,256
City Developments, Ltd.	212,200	1,355
Spain (0.8%)
Inmobiliaria Colonial	27,800	1,982
Sweden (0.8%)
Castellum AB	212,400	2,063
United Kingdom (9.9%)
Atlas Estates, Ltd. ‡	189,700	1,137
British Land Co. PLC	214,200	4,890
Capital & Regional PLC	120,512	2,423
Derwent Valley Holdings PLC	76,729	2,198
Hammerson PLC	117,700	2,490
Land Securities Group PLC	252,160	8,498
Liberty International PLC	35,540	737
Mapeley, Ltd.	16,855	984
Slough Estates PLC	150,380	1,673
United States (42.3%)
AMB Property Corp.	61,400	3,069
Archstone-Smith Trust	103,500	5,059
AvalonBay Communities, Inc. †	42,200	4,545
BioMed Realty Trust, Inc.	43,200	1,196
Boston Properties, Inc.	56,700	5,005
BRE Properties–Class A	36,100	1,945
Camden Property Trust	39,560	2,719
Corporate Office Properties Trust †	29,600	1,228
Developers Diversified Realty Corp. †	47,000	2,500
Equity Office Properties Trust	84,700	2,736
Equity Residential	127,700	5,730
Extra Space Storage, Inc. (b)	35,000	550
Federal Realty Investment Trust	27,600	1,883
General Growth Properties, Inc.	64,160	3,012
Heritage Property Investment Trust	30,900	1,193
Highwood Properties, Inc.	51,300	1,618

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United States (continued)
Host Hotels & Resorts, Inc.	94,143	$1,979
Kilroy Realty Corp. †	16,500	1,177
Liberty Property Trust †	38,649	1,728
Macerich Co. (The)	57,600	4,217
Maguire Properties, Inc.	64,200	2,180
New Plan Excel Realty Trust	50,700	1,250
Omega Healthcare Investors, Inc.	118,600	1,517
Pan Pacific Retail Properties, Inc.	38,700	2,579
Post Properties, Inc.	51,000	2,228
Prologis	108,000	5,424
Public Storage, Inc. †	25,400	1,953
Reckson Associates Realty Corp. †	79,000	3,214
Regency Centers Corp.	39,500	2,492
Shurgard Storage Centers, Inc.–Class A	20,000	1,260
Simon Property Group, Inc.	78,800	6,452
SL Green Realty Corp.	36,400	3,604
Starwood Hotels & Resorts Worldwide, Inc.	44,500	2,553
Strategic Hotel Capital, Inc.	77,600	1,760
Sunstone Hotel Investors, Inc.	39,900	1,147
Taubman Centers, Inc.	28,700	1,181
Trizec Properties, Inc.	160,700	4,021
United Dominion Realty Trust, Inc. †	41,300	1,123
U-Store-It Trust	67,300	1,230
Ventas, Inc.	59,100	1,931
Vornado Realty Trust †	45,500	4,352
Total Common Stocks (cost: $204,372)		245,569
	Principal	Value
SECURITY LENDING COLLATERAL ( 6.3%)
Debt (5.9%)
Bank Notes (0.7%)
Bank of America
4.81%, due 06/07/2006 *	$522	$522
4.81%, due 08/10/2006 *	504	504
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	202 605	202 605
Certificates of Deposit (0.4%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	504	504
Rabobank Nederland 4.87%, due 05/31/2006 *	504	504
Commercial Paper (0.3%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	303	303

	Principal	Value
Commercial Paper (continued)
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	$503	$503
Euro Dollar Overnight (1.1%)
Bank of Montreal 4.77%, due 05/02/2006	403	403
Dexia Group 4.78%, due 05/04/2006	504	504
Fortis Bank 4.77%, due 05/01/2006	202	202
Royal Bank of Canada 4.77%, due 05/01/2006	706	706
Royal Bank of Scotland 4.75%, due 05/03/2006	504	504
Svenska Handlesbanken 4.82%, due 05/01/2006	385	385
Euro Dollar Terms (1.6%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	403	403
Bank of the West 4.94%, due 06/16/2006	403	403
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	605 202	605 202
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	303	303
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	303	303
Fortis Bank 4.83%, due 05/08/2006	202	202
Lloyds TSB Bank 4.81%, due 05/11/2006	303	303
Royal Bank of Scotland 4.87%, due 05/12/2006	403	403
Societe Generale 4.79%, due 05/10/2006	504	504
UBS AG 4.95%, due 06/20/2006	504	504
Repurchase Agreements (1.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $685 on 05/01/2006	685	685
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,482 on 05/01/2006	1,481	1,481

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $25 on 05/01/2006	$25	$25
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,513 on 05/01/2006	1,513	1,513
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $706 on 05/01/2006	706	706
	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	806,730	$807
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	214,643	215
Total Security Lending Collateral (cost: $15,918)		15,918
Total Investment Securities (cost: $220,290) #		$261,487

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Japanese Yen	37,958	05/02/2006	$325	$7
			$325	$7

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Passive Foreign Investment Company.

(b)  Restricted security. At April 30, 2006, the Fund owned the following security (representing 0.2% of Net Assets) which was restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Value
Extra Space Storage, Inc.	06/20/2005– 10/12/2005	35,000	$480	$550

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $15,496.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $4,539, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $219,974. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $41,644 and $131, respectively. Net unrealized appreciation for tax purposes is $41,513.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $1,718 or 0.7% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Office Property	15.9%	$39,994
Diversified	14.3%	36,050
Shopping Center	12.8%	32,144
Regional Mall	10.5%	26,521
Engineering & Management Services	10.5%	26,365
Apartments	10.1%	25,368
Residential Building Construction	8.1%	20,443
Hotels	4.5%	11,353
Industrial Property	4.0%	10,221
Operating/ Development	2.3%	5,836
Storage	2.0%	4,992
Health Care	1.4%	3,448
Security & Commodity Brokers	0.4%	1,137
Warehouse	0.4%	986
Business Services	0.3%	711
Investment Securities, at value	97.5%	245,569
Short-Term Investments	6.3%	15,918
Total Investment Securities	103.8%	$261,487

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Clarion Global Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $220,290) (including securities loaned of $15,496)	$261,487
Cash	8,031
Receivables:
Investment securities sold	2,367
Shares of beneficial interest sold	638
Interest	18
Dividends	579
Dividend reclaims receivable	2
Unrealized appreciation on forward foreign currency contracts	7
Other	4
273,133
Liabilities:
Investment securities purchased	5,153
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	15
Management and advisory fees	160
Transfer agent fees	2
Administration fees	4
Payable for collateral for securities on loan	15,918
Other	27
21,279
Net Assets	$251,854
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$191,499
Distributable net investment income (loss)	967
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	18,196
Net unrealized appreciation (depreciation) on:
Investment securities	41,197
Translation of assets and liabilities denominated in foreign currencies	(5)
Net Assets	$251,854
Net Assets by Class:
Class A	$7,345
Class B	6,066
Class C	2,946
Class I	235,497
Shares Outstanding:
Class A	414
Class B	343
Class C	168
Class I	13,309
Net Asset Value Per Share:
Class A	$17.74
Class B	17.69
Class C	17.55
Class I	17.69
Maximum Offering Price Per Share (a):
Class A	$18.77

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $234)	$3,258
Interest	65
Income from loaned securities–net	6
3,329
Expenses:
Management and advisory fees	832
Distribution and service fees:
Class A	27
Class B	21
Class C	14
Transfer agent fees:
Class A	11
Class B	10
Class C	4
Class I	– (c)
Printing and shareholder reports	3
Custody fees	66
Administration fees	21
Legal fees	5
Audit fees	9
Trustees fees	4
Registration fees	10
Other	2
Total expenses	1,039
Net Investment Income (Loss)	2,290
Net Realized Gain (Loss) from:
Investment securities	18,597
Foreign currency transactions	(248)
18,349
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	18,809
Translation of assets and liabilities denominated in foreign currencies	(5)
18,804
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	37,153
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,443

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Clarion Global Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,290	$2,249
Net realized gain (loss) from investment securities and foreign currency transactions	18,349	17,287
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	18,804	3,612
	39,443	23,148
Distributions to Shareholders:
From net investment income:
Class A	(18)	(3,317)
Class B	(26)	(82)
Class C	(16)	(107)
Class I	(1,263)	–
	(1,323)	(3,506)
From net realized gains:
Class A	(603)	(1,619)
Class B	(537)	(57)
Class C	(345)	(76)
Class I	(14,490)	–
	(15,975)	(1,752)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,116	19,659
Class B	112	3,365
Class C	60	2,151
Class I	256,411	–
	258,699	25,175
Dividends and distributions reinvested:
Class A	604	4,922
Class B	504	121
Class C	320	145
Class I	15,753	–
	17,181	5,188
Cost of shares redeemed:
Class A	(133,168)	(27,189)
Class B	(1,786)	(1,527)
Class C	(3,378)	(2,761)
Class I	(59,405)	–
	(197,737)	(31,477)
Automatic conversions:
Class A	6	90
Class B	(6)	(90)
	–	–
	78,143	(1,114)
Net increase (decrease) in net assets	100,288	16,776
Net Assets:
Beginning of period	151,566	134,790
End of period	$251,854	$151,566
Distributable Net Investment Income (Loss)	$967	$–

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	134	1,233
Class B	7	221
Class C	4	141
Class I	16,149	–
	16,294	1,595
Shares issued–reinvested from distributions:
Class A	39	321
Class B	32	8
Class C	21	9
Class I	1,025	–
	1,117	338
Shares redeemed:
Class A	(8,397)	(1,888)
Class B	(108)	(100)
Class C	(208)	(182)
Class I	(3,865)	–
	(12,578)	(2,170)
Automatic conversions:
Class A	–	6
Class B	–	(6)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(8,224)	(328)
Class B	(69)	123
Class C	(183)	(32)
Class I	13,309	–
	4,833	(237)

(a)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Clarion Global Real Estate Securities

FINANCIAL HIGHLIGHTS (unaudited for the period ended April 30, 2006)
		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$16.13	$0.13	$2.90	$3.03	$(0.04)	$(1.38)	$(1.42)	$17.74
	10/31/2005	13.99	0.27	2.46	2.73	(0.41)	(0.18)	(0.59)	16.13
	10/31/2004	12.25	0.28	3.05	3.33	(0.53)	(1.06)	(1.59)	13.99
	10/31/2003	10.00	0.43	1.95	2.38	(0.13)	–	(0.13)	12.25
Class B	4/30/2006	16.14	0.10	2.90	3.00	(0.07)	(1.38)	(1.45)	17.69
	10/31/2005	13.99	0.06	2.49	2.55	(0.22)	(0.18)	(0.40)	16.14
	10/31/2004	12.22	0.25	3.03	3.28	(0.45)	(1.06)	(1.51)	13.99
	10/31/2003	10.00	0.38	1.95	2.33	(0.11)	–	(0.11)	12.22
Class C	4/30/2006	16.02	0.10	2.87	2.97	(0.06)	(1.38)	(1.44)	17.55
	10/31/2005	13.92	0.11	2.44	2.55	(0.27)	(0.18)	(0.45)	16.02
	10/31/2004	12.22	0.17	3.04	3.21	(0.45)	(1.06)	(1.51)	13.92
	10/31/2003	10.00	0.38	1.95	2.33	(0.11)	–	(0.11)	12.22
Class I	4/30/2006	15.85	0.18	3.16	3.34	(0.12)	(1.38)	(1.50)	17.69

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	20.09%	$7,345	1.33%	1.33%	1.64%	58%
	10/31/2005	19.87	139,290	1.25	1.25	1.77	66
	10/31/2004	29.30	125,423	1.30	1.30	2.16	73
	10/31/2003	23.80	64,090	1.75	1.76	5.55	95
Class B	4/30/2006	19.88	6,066	1.87	1.87	1.25	58
	10/31/2005	18.45	6,644	2.38	2.38	0.42	66
	10/31/2004	28.96	4,042	1.51	1.51	1.97	73
	10/31/2003	23.33	1,804	2.40	2.41	4.91	95
Class C	4/30/2006	19.96	2,946	1.85	1.85	1.23	58
	10/31/2005	18.53	5,632	2.27	2.27	0.76	66
	10/31/2004	28.32	5,325	2.22	2.22	1.32	73
	10/31/2003	23.33	1,913	2.40	2.41	4.91	95
Class I	4/30/2006	22.46	235,497	0.92	0.92	2.31	58

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursement by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Clarion Global Real Estate Securities (the "Fund") commenced operations on March 1, 2003. The inception date for the Fund's offering of share Class I was November 15, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective November 1, 2005, TA IDEX Clarion Real Estate Securities changed its name to TA IDEX Clarion Global Real Estate Securities (the "Fund").

The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $18 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $3, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the net asset value per share may fluctuate more widely than the net asset value of shares of a fund that invests in a broad range of industries.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward foreign currency contracts at April 30, 2006 are listed in the Schedule of Investments.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$14,224	5.65%
TA IDEX Asset Allocation– Growth Portfolio	60,879	24.17%
TA IDEX Asset Allocation– Moderate Portfolio	61,320	24.35%
TA IDEX Asset Allocation– Moderate Growth Portfolio	96,299	38.24%
TA IDEX Multi-Manager International Fund	2,723	1.08%
Total	$235,445	93.49%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay any 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$6
Retained by Underwriter	1
Contingent Deferred Sales Charge	2

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $23 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $4.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$179,159
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	119,927
U.S. Government	–

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Clarion Global Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclasses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Clarion Global Real Estate Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Clarion Global Real Estate Securities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and ING Clarion Real Estate Securities, L.P. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Board noted the Fund's high absolute performance, but expressed some concerns about the Fund's relative performance in comparison to its peer group and benchmark index. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved acceptable investment performance and also concluded that recent changes to the Fund's investment objectives and strategies to seek high total return and permit more investment in global real estate securities could enhance return opportunities. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Clarion Global Real Estate Securities (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX Evergreen Health Care

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,128.60	1.49%	$7.86
Hypothetical (b)	1,000.00	1,017.41	1.49	7.45
Class B
Actual	1,000.00	1,124.60	2.15	11.33
Hypothetical (b)	1,000.00	1,014.13	2.15	10.74
Class C
Actual	1,000.00	1,124.90	2.23	11.75
Hypothetical (b)	1,000.00	1,013.74	2.23	11.13
Class I
Actual	1,000.00	1,131.80	1.03	5.44
Hypothetical (b)	1,000.00	1,019.69	1.03	5.16

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At April 30, 2006

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.0%)
Pharmaceuticals (0.0%)
NeoRx Corp. ‡§m	3	$8
Total Convertible Preferred Stocks (cost: $30)		8
PREFERRED STOCKS (1.6%)
Medical Instruments & Supplies (0.1%)
Fresenius Medical Care AG & Co. KGaA	2,300	261
Pharmaceuticals (1.5%)
Fresenius AG	41,500	7,169
Total Preferred Stocks (cost: $7,034)		7,430
COMMON STOCKS (96.3%)
Chemicals & Allied Products (2.5%)
Bayer AG	110,810	5,110
Syngenta AG ‡	48,100	6,691
Drug Stores & Proprietary Stores (1.5%)
CVS Corp.	238,100	7,076
Electronic Components & Accessories (0.7%)
Tyco International, Ltd.	133,662	3,522
Food & Kindred Products (0.5%)
Altus Pharmaceuticals, Inc. ‡	109,000	2,381
Furniture & Fixtures (0.5%)
Kinetic Concepts, Inc. ‡	60,000	2,620
Health Services (6.4%)
HCA, Inc.	117,300	5,148
Human Genome Sciences, Inc. ‡	276,962	3,160
Manor Care, Inc.	109,500	4,802
Nektar Therapeutics ‡	127,432	2,741
Quest Diagnostics, Inc.	216,300	12,054
Universal Health Services, Inc.–Class B	44,600	2,265
Holding & Other Investment Offices (1.2%)
Daiichi Sanyko Co., Ltd.	221,500	5,693
Instruments & Related Products (2.2%)
Bausch & Lomb, Inc.	115,018	5,630
Bio-Rad Laboratories, Inc.–Class A ‡	59,300	3,879
Cyberonics, Inc. ‡	32,250	748
Insurance (5.0%)
Aetna, Inc.	99,795	3,842
Cigna Corp.	49,135	5,257
WellPoint, Inc. ‡	206,300	14,647
Medical Instruments & Supplies (9.9%)
Applera Corp.–Applied Biosystems Group	158,100	4,560
Baxter International, Inc.	63,268	2,385

	Shares	Value
Medical Instruments & Supplies (continued)
Biomet, Inc.	120,566	$4,483
Cepheid, Inc. ‡	175,001	1,594
Fresenius Medical Care AG	30,000	3,594
Medtronic, Inc.	81,822	4,101
Smith & Nephew PLC	382,500	3,153
St. Jude Medical, Inc. ‡	156,722	6,187
Vital Signs, Inc.	44,300	2,202
Wright Medical Group, Inc. ‡	421,300	9,888
Zimmer Holdings, Inc. ‡	81,300	5,114
Pharmaceuticals (64.2%)
Abbott Laboratories	349,420	14,934
Adolor Corp. ‡	73,107	1,720
Alkermes, Inc. ‡	85,700	1,840
Alnylam Pharmaceuticals, Inc. ‡	145,400	2,239
Amgen, Inc. ‡	182,000	12,321
Anadys Pharmaceuticals, Inc. ‡	140,400	1,947
Andrx Corp. ‡	117,500	2,739
Angiotech Pharmaceuticals, Inc. ‡	146,300	2,221
Arena Pharmaceuticals, Inc. ‡	129,200	1,829
Arqule, Inc. ‡	291,900	1,807
AstraZeneca PLC	185,166	10,198
AtheroGenics, Inc. ‡	146,100	2,067
BioCryst Pharmaceuticals, Inc. ‡	163,500	2,542
Biogen Idec, Inc. ‡	137,100	6,149
BioMarin Pharmaceuticals, Inc. ‡	96,831	1,191
Bristol-Myers Squibb Co.	197,300	5,008
Cambridge Antibody Technology Group PLC ‡	51,200	689
Celgene Corp. ‡	60,000	2,530
Chugai Pharmaceutical Co., Ltd.	261,900	5,653
Cubist Pharmaceuticals, Inc. ‡	149,000	3,378
CV Therapeutics, Inc. ‡	84,300	1,673
Dov Pharmaceutical, Inc. ‡	119,000	969
Genentech, Inc. ‡	159,500	12,714
Genmab A/S ‡	154,600	5,469
Genzyme Corp. ‡	98,100	6,000
GlaxoSmithKline PLC, ADR	246,000	13,993
Hospira, Inc. ‡	73,000	2,814
ICOS Corp. ‡	138,300	3,033
ImClone Systems, Inc. ‡	59,400	2,144
Ipsen ‡	7,550	338
Johnson & Johnson	237,200	13,902
K-V Pharmaceutical Company–Class A ‡	99,900	2,156
Lilly (Eli) & Co.	121,000	6,403
MannKind Corp., Warrants, Expires 8/5/2020 ‡§m	30,624	48

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Evergreen Health Care

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Martek Biosciences Corp. ‡	165,100	$4,903
Medarex, Inc. ‡	102,583	1,232
Medicis Pharmaceutical Corp.–Class A	55,891	1,838
MedImmune, Inc. ‡	122,500	3,855
Merck & Co., Inc.	203,725	7,012
Merck KGaA ‡	45,300	4,793
Mylan Laboratories	96,700	2,112
Myogen, Inc. ‡	114,600	3,789
Myogen, Inc. Warrants ‡§m	2,900	73
NeoRx Corp. Warrants, Expires 12/8/2008 ‡§m	1,200	–	o
Novartis AG, ADR	250,200	14,389
Novo Nordisk A/S–Class B	115,900	7,515
NPS Pharmaceuticals, Inc. ‡	129,309	1,108
Nuvelo, Inc. ‡	125,400	2,053
OSI Pharmaceuticals, Inc. ‡	210,500	5,593
PDL BioPharma, Inc. ‡	112,400	3,235
Pfizer, Inc.	516,500	13,083
QLT, Inc. ‡	216,871	1,783
Roche Holding AG–Genusschein	91,742	14,067
Sanofi-Aventis, ADR	157,800	7,423

	Shares	Value
Pharmaceuticals (continued)
Schering AG	44,715	$4,794
Schering-Plough Corp.	604,100	11,671
Sepracor, Inc. ‡	77,289	3,450
Sigma-Aldrich Corp.	70,700	4,851
Tanox, Inc. ‡	180,700	2,907
Trimeris, Inc. ‡	193,963	2,180
United Therapeutics Corp. ‡	20,000	1,191
Valeant Pharmaceuticals International	134,300	2,404
Valera Pharmaceuticals, Inc. ‡	239,700	2,373
Vertex Pharmaceuticals, Inc. ‡	25,900	942
Wyeth	211,501	10,294
Zymogenetics, Inc. ‡	153,200	3,136
Research & Testing Services (1.7%)
Applera Corp.–Celera Genomics Group ‡	186,600	2,237
Incyte Corp. ‡	286,240	1,194
Insmed, Inc. ‡	481,000	866
Regeneron Pharmaceuticals, Inc. ‡	261,600	3,798
Total Common Stocks (cost: $447,212)		457,329
Total Investment Securities (cost: $454,276) #		$464,767

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

§  Security is deemed to be illiquid.

o  Value is less than $1.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

#  Aggregate cost for Federal income tax purposes is $456,631. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $30,043 and $21,907, respectively. Net unrealized appreciation for tax purposes is $8,136.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Evergreen Health Care

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $454,276)	$464,767
Cash	7,388
Foreign currency (cost: $1,914)	1,912
Receivables:
Investment securities sold	2,669
Shares of beneficial interest sold	276
Interest	15
Dividends	281
Dividend reclaims receivable	75
Other	7
477,390
Liabilities:
Investment securities purchased	2,064
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	30
Management and advisory fees	387
Deferred foreign taxes	8
Transfer agent fees	4
Administration fees	8
Other	26
2,527
Net Assets	$474,863
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	401,558
Distributable net investment income (loss)	(758)
Accumulated net realized gain (loss) from investment securities, written options and foreign currency transactions	63,582
Net unrealized appreciation (depreciation) on: Investment securities	10,491
Translation of assets and liabilities denominated in foreign currencies	(10)
Net Assets	$474,863
Net Assets by Class:
Class A	$3,783
Class B	4,998
Class C	2,106
Class I	463,976
Shares Outstanding:
Class A	285
Class B	389
Class C	164
Class I	34,617
Net Asset Value Per Share:
Class A	$13.28
Class B	12.85
Class C	12.82
Class I	13.41
Maximum Offering Price Per Share (a):
Class A	$14.05

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $66)	$1,186
Interest	422
1,608
Expenses:
Management and advisory fees	2,061
Distribution and service fees:
Class A	33
Class B	18
Class C	7
Transfer agent fees:
Class A	8
Class B	9
Class C	3
Class I	– (b)
Printing and shareholder reports	3
Custody fees	77
Administration fees	44
Legal fees	10
Audit fees	9
Trustees fees	8
Registration fees	6
Other	5
Total expenses	2,301
Recaptured expenses	66
Total recaptured expenses	66
Net expenses	2,367
Net Investment Income (Loss)	(759)
Net Realized Gain (Loss) from:
Investment securities	65,621
Written option contracts	1,905
Foreign currency transactions	(236)
67,290
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(14,179)
Written option contracts	(570)
Translation of assets and liabilities denominated in foreign currencies	(12)
(14,761)
Net Realized and Unrealized Gain (Loss) on Investment Securities, Written Options and Foreign Currency Transactions	52,529
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,770

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Evergreen Health Care

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(759)	$(2,819)
Net realized gain (loss) from investment securities, written options and foreign currency transactions	67,290	22,678
Change in unrealized appreciation (depreciation) on investment securities, written options and foreign currency translation	(14,761)	22,477
	51,770	42,336
Distributions to Shareholders:
From net realized gains:
Class A	(229)	(1,404)
Class B	(300)	(39)
Class C	(127)	(19)
Class I	(22,213)	(1,010)
	(22,869)	(2,472)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,353	16,484
Class B	157	1,602
Class C	62	812
Class I	250,296	157,147
	251,868	176,045
Dividends and distributions reinvested:
Class A	219	1,404
Class B	290	39
Class C	107	14
Class I	22,213	1,010
	22,829	2,467
Cost of shares redeemed:
Class A	(198,296)	(2,348)
Class B	(1,050)	(1,520)
Class C	(424)	(955)
Class I	(4,146)	–
	(203,916)	(4,823)
Automatic conversions:
Class A	10	42
Class B	(10)	(42)
	–	–
	70,781	173,689
Net increase (decrease) in net assets	99,682	213,553
Net Assets:
Beginning of period	375,181	161,628
End of period	$474,863	$375,181
Distributable Net Investment Income (Loss)	$(758)	$1

	April 30, 2006 (unaudited)	October 31, 2005 (a)
Share Activity:
Shares issued:
Class A	106	1,405
Class B	12	140
Class C	5	71
Class I	19,330	13,750
	19,453	15,366
Shares issued–reinvested from distributions:
Class A	18	120
Class B	24	3
Class C	9	1
Class I	1,760	86
	1,811	210
Shares redeemed:
Class A	(15,463)	(207)
Class B	(82)	(134)
Class C	(34)	(84)
Class I	(309)	–
	(15,888)	(425)
Automatic conversions:
Class A	1	4
Class B	(1)	(4)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(15,338)	1,322
Class B	(47)	5
Class C	(20)	(12)
Class I	20,781	13,836
	5,376	15,151

(a)  Class I was offered for investment on November 8, 2004.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Evergreen Health Care

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$12.44	$(0.05)	$1.52	$1.47	$–	$(0.72)	$(0.72)	$13.19
	10/31/2005	10.84	(0.12)	1.82	1.70	–	(0.10)	(0.10)	12.44
	10/31/2004	10.14	(0.13)	1.18	1.05	–	(0.35)	(0.35)	10.84
	10/31/2003	8.28	(0.16)	2.02	1.86	–	–	–	10.14
	10/31/2002	10.00	(0.08)	(1.64)	(1.72)	–	–	–	8.28
Class B	4/30/2006	12.10	(0.09)	1.56	1.47	–	(0.72)	(0.72)	12.85
	10/31/2005	10.66	(0.25)	1.79	1.54	–	(0.10)	(0.10)	12.10
	10/31/2004	10.03	(0.17)	1.15	0.98	–	(0.35)	(0.35)	10.66
	10/31/2003	8.24	(0.21)	2.00	1.79	–	–	–	10.03
	10/31/2002	10.00	(0.11)	(1.65)	(1.76)	–	–	–	8.24
Class C	4/30/2006	12.07	(0.09)	1.56	1.47	–	(0.72)	(0.72)	12.82
	10/31/2005	10.63	(0.25)	1.79	1.54	–	(0.10)	(0.10)	12.07
	10/31/2004	10.03	(0.24)	1.19	0.95	–	(0.35)	(0.35)	10.63
	10/31/2003	8.10	(0.22)	2.15	1.93	–	–	–	10.03
Class I	4/30/2006	12.52	(0.02)	1.63	1.61	–	(0.72)	(0.72)	13.41
	10/31/2005	11.26	(0.07)	1.43	1.36	–	(0.10)	(0.10)	12.52

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)	Rate (b)
Class A	4/30/2006	12.86%	$3,783	1.49	%(h)	1.49	%(h)	(0.62)%	87%
	10/31/2005	15.69	194,414	1.44		1.44		(1.02)	59
	10/31/2004	10.19	154,957	1.53		1.53		(1.15)	35
	10/31/2003	22.46	59,115	1.95		2.19		(1.61)	30
	10/31/2002	(17.20)	3,804	1.95		8.76		(1.51)	43
Class B	4/30/2006	12.46	4,998	2.15	(h)	2.15	(h)	(1.43)	87
	10/31/2005	14.45	5,274	2.60		2.66		(2.18)	59
	10/31/2004	9.59	4,590	2.09		2.09		(1.58)	35
	10/31/2003	21.72	2,952	2.60		2.84		(2.26)	30
	10/31/2002	(17.60)	758	2.60		9.41		(2.16)	43
Class C	4/30/2006	12.49	2,106	2.23	(h)	2.23	(h)	(1.52)	87
	10/31/2005	14.44	2,223	2.60		2.90		(2.18)	59
	10/31/2004	9.28	2,081	2.60		3.41		(1.61)	35
	10/31/2003	23.83	201	2.60		2.84		(2.26)	30
Class I	4/30/2006	13.18	463,976	1.03	(h)	1.03	(h)	(0.31)	87
	10/31/2005	12.09	173,270	1.06		1.06		(0.65)	59

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Evergreen Health Care

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser and includes the recapture of previously waived expenses, if any ( see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers, reimbursements and recapture of previously waived expenses by the investment adviser.

(g)  TA IDEX Evergreen Health Care ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 8, 2004.

(h)  Ratios of Total Expenses to Average Net Assets and Net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.03%, 0.14%, 0.27% and 0.03% for Class A, Class B, Class C and Class I respectively (see note 2).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective March 1, 2006, TA IDEX T. Rowe Price Health Sciences changed its name to TA IDEX Evergreen Health Care (the "Fund") and changed its sub-advisor from T. Rowe Price Associates, Inc. ("T. Rowe Price") to Evergreen Investment Management Company, LLC ("Evergreen").

The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.
Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Commission recapture: The Fund's previous sub-adviser, T. Rowe Price, to the extent consistent with the best execution and usual commission rate policies and practices, placed security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Evergreen does not participate in the Commission Recapture Program.

Recaptured commissions during the six months ended April 30, 2006, of $16 are included in net realized gains in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2006, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2005	$3,825	10,651
Sales	6,851	22,206
Closing Buys	(9,710)	(30,191)
Expirations	(334)	(1,593)
Exercised	(632)	(1,073)
Balance at April 30, 2006	$—	—

*  Contracts not in thousands

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$18,101	3.81%
TA IDEX Asset Allocation– Growth Portfolio	68,990	14.53%
TA IDEX Asset Allocation– Moderate Portfolio	59,505	12.53%
TA IDEX Asset Allocation– Moderate Growth Portfolio	87,540	18.43%
Asset Allocation–Conservative Portfolio	27,182	5.72%
Asset Allocation–Growth Portfolio	48,763	10.27%
Asset Allocation– Moderate Growth Portfolio	97,347	20.50%
Asset Allocation–Moderate Portfolio	56,647	11.93%
Total	$464,075	97.72%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2005 to February 28, 2006:

1.00% of the first $500 million of ANA
0.95% of ANA over $500 million

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

From March 1, 2006 on:

0.87% of the first $100 million of ANA
0.85% of the next $150 million of ANA
0.80% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2005 to November 6, 2005:

1.60% Expense Limit-Classes A, B and C
1.30% Expense Limit-Class I

From November 7, 2005 to February 28, 2006:

1.60% Expense Limit

From March 1, 2006 on:

1.47% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$60	10/31/2006

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2005:
Class B	$3	10/31/2008
Class C	7	10/31/2008
Fiscal Year 2004:
Class C	8	10/31/2007

The former sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the period from November 1, 2005 through February 28, 2006 was $11.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$3
Retained by Underwriter	–
Contingent Deferred Sales Charge	2

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $19 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $7.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Evergreen Health Care

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$431,784
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	367,650
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and straddles.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Evergreen Health Care

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW, RENEWAL AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Evergreen Health Care (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI") to determine whether the Investment Advisory Agreement should be renewed for a one-year period. During the meeting, TFAI also proposed that the Board approve the replacement of T. Rowe Price Associates, Inc. ("T. Rowe"), then the Fund's sub-adviser, with Evergreen Investment Management Company LLC ("Evergreen") effective on or about March 1, 2006. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the proposed change in investment sub-adviser will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the renewal of the Investment Sub-Advisory Agreement with T. Rowe until it was replaced by Evergreen, effective on or about March 1, 2006. The Board also approved the successor Evergreen Investment Sub-Advisory Agreement and the Fund's name change to "TA IDEX Evergreen Health Care." In reaching their decision, the Trustees requested and obtained from TFAI and Evergreen such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement and the proposed Evergreen Investment Sub-Advisory Agreement. The Trustees also carefully considered the information that they had received throughout the year from TFAI as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data prepared by TFAI. In considering the continuation of the Investment Advisory Agreement and the proposed Evergreen Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services expected to be provided by TFAI and Evergreen to the Fund in the future. The Trustees favorably noted that Evergreen proposed to manage the Fund with an experienced team of fund managers at a lower sub-advisory fee rate than T. Rowe. The Board concluded that TFAI and Evergreen are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided by TFAI in the past, TFAI's and Evergreen's management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and Evergreen, TFAI's management oversight process, and the professional qualifications and experience of Evergreen's portfolio management team. The Trustees also concluded that TFAI and Evergreen proposed to provide investment and related services that were of comparable or superior quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the short-term and longer-term performance of the Fund under the management of T. Rowe, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that the Fund had achieved acceptable investment performance, noting that although the performance of the Fund was below median relative to its peers and trailed the benchmark index over the past one-year period, the Fund's performance was above median relative to its peers and the benchmark index over the past two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and Evergreen and Evergreen's track record in managing similar funds, the Trustees concluded that TFAI and Evergreen should be capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's performance record in managing the Fund and Evergreen's performance record in managing other funds indicate that their management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board noted that Evergreen had agreed to manage the Fund at a lower sub-advisory fee rate, which would in turn permit TFAI to lower its advisory fees. The Board carefully reviewed the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Evergreen Health Care (continued)

proposal, and considered, among other things, the proposed investment advisory fees, sub-advisory fees and estimated operating expenses of the Fund, which the Board determined to be generally consistent with industry averages. The Board concluded that the proposed changes are reasonably likely to benefit the Fund and its shareholders. In addition, on the basis of the Board's review of the proposed management fees to be charged by TFAI for investment advisory and related services, the proposed sub-advisory fees to be paid by Evergreen, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, and the estimated pre-tax profit margins of Evergreen, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the proposed level of investment management fees and other service fees, as well as TFAI's and Evergreen's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and Evergreen.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that it may continue selling shares to other funds of TA IDEX and other investment companies in the same group of investment companies as TA IDEX, which may limit the ability of the Fund to realize economies of scale. The Board also concluded that the lowered investment advisory and sub-advisory fees reflect potential economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper and the estimated profitability at current or foreseeable asset levels. In addition, the Board concluded that the Fund's investment management and sub-advisory fees appropriately reflect the Fund's current size, the current economic environment for TFAI and Evergreen and the competitive nature of the investment company industry. The Trustees also determined that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to Evergreen, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or Evergreen from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI and Evergreen had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI and Evergreen to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Great Companies–AmericaSM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,068.30	1.51%	$7.74
Hypothetical (b)	1,000.00	1,017.31	1.51	7.55
Class B
Actual	1,000.00	1,064.20	2.16	11.06
Hypothetical (b)	1,000.00	1,014.08	2.16	10.79
Class C
Actual	1,000.00	1,064.20	2.16	11.06
Hypothetical (b)	1,000.00	1,014.08	2.16	10.79
Class I
Actual	1,000.00	1,021.40	0.90	3.61
Hypothetical (b)	1,000.00	1,016.29	0.90	3.60

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 145 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

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TA IDEX Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Aerospace (3.6%)
United Technologies Corp.	50,000	$3,141
Amusement & Recreation Services (2.1%)
Disney (Walt) Co. (The)	64,660	1,808
Beverages (3.5%)
PepsiCo, Inc.	52,350	3,049
Chemicals & Allied Products (4.4%)
Clorox Co.	29,000	1,861
Procter & Gamble Co.	33,970	1,977
Commercial Banks (2.3%)
JP Morgan Chase & Co.	44,000	1,997
Communications Equipment (5.1%)
Corning, Inc. ‡	81,000	2,238
QUALCOMM, Inc.	42,000	2,156
Computer & Data Processing Services (4.8%)
F5 Networks, Inc. ‡†	16,000	937
Sun Microsystems, Inc. ‡	275,000	1,375
Yahoo!, Inc. ‡	56,000	1,836
Computer & Office Equipment (2.1%)
Apple Computer, Inc. ‡	25,700	1,809
Electronic & Other Electric Equipment (2.1%)
Emerson Electric Co.	21,000	1,784
Electronic Components & Accessories (3.4%)
Intel Corp.	100,000	1,998
Trident Microsystems, Inc. ‡	35,000	931
Furniture & Fixtures (2.3%)
Johnson Controls, Inc.	24,000	1,957
Industrial Machinery & Equipment (1.1%)
National Oilwell Varco, Inc. ‡	14,000	966
Instruments & Related Products (2.2%)
Danaher Corp.	30,000	1,923
Insurance (4.0%)
AFLAC, Inc.	39,000	1,854
UnitedHealth Group, Inc.	32,440	1,614
Leather & Leather Products (2.9%)
Coach, Inc. ‡	75,000	2,477
Life Insurance (3.1%)
Prudential Financial, Inc.	34,600	2,703
Medical Instruments & Supplies (4.3%)
Bard, (C.R.) Inc.	15,000	1,117
Medtronic, Inc.	33,400	1,674
St. Jude Medical, Inc. ‡	24,190	955

	Shares	Value
Mining (1.7%)
Vulcan Materials Co.	17,000	$1,444
Motor Vehicles, Parts & Supplies (1.3%)
BorgWarner, Inc.	18,000	1,093
Oil & Gas Extraction (9.9%)
BJ Services Co.	65,760	2,502
Chesapeake Energy Corp. †	28,000	887
Hugoton Royalty Trust	2,050	57
Nabors Industries, Ltd. ‡	36,000	1,344
Weatherford International, Ltd. ‡	44,000	2,329
XTO Energy, Inc. †	34,410	1,457
Paper & Allied Products (2.4%)
3M Co.	24,000	2,050
Petroleum Refining (2.3%)
Marathon Oil Corp.	13,000	1,032
Valero Energy Corp.	15,000	971
Pharmaceuticals (7.2%)
Alkermes, Inc. ‡†	33,460	718
Biogen Idec, Inc. ‡	20,420	916
Genzyme Corp. ‡	25,810	1,579
Gilead Sciences, Inc. ‡	17,000	978
Wyeth	42,620	2,074
Radio & Television Broadcasting (1.3%)
Viacom, Inc.–Class B ‡	29,000	1,155
Rubber & Misc. Plastic Products (0.8%)
Newell Rubbermaid, Inc.	25,790	707
Security & Commodity Brokers (13.5%)
American Express Co.	51,000	2,744
E*TRADE Financial Corp. ‡	72,000	1,791
Goldman Sachs Group, Inc. (The)	11,200	1,795
Morgan Stanley	41,000	2,636
T. Rowe Price Group, Inc.	32,000	2,694
Telecommunications (4.0%)
Sprint Nextel Corp.	67,000	1,662
Verizon Communications, Inc.	53,000	1,751
Total Common Stocks (cost: $78,096)		84,503

The notes to the financial statements are an integral part of this report.

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TA IDEX Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (4.6%)
Debt (4.3%)
Bank Notes (0.5%)
Bank of America
4.81%, due 06/07/2006 *	$130	$130
4.81%, due 08/10/2006 *	126	126
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	50 151	50 151
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	126	126
Rabobank Nederland 4.87%, due 05/31/2006 *	126	126
Commercial Paper (0.2%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	75	75
Sheffield Receivables Corp.-144A 4.81%, due 05/03/2006	125	125
Euro Dollar Overnight (0.8%)
Bank of Montreal 4.77%, due 05/02/2006	100	100
Dexia Group 4.78%, due 05/04/2006	126	126
Fortis Bank 4.77%, due 05/01/2006	50	50
Royal Bank of Canada 4.77%, due 05/01/2006	176	176
Royal Bank of Scotland 4.75%, due 05/03/2006	126	126
Svenska Handlesbanken 4.82%, due 05/01/2006	96	96
Euro Dollar Terms (1.2%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	100	100
Bank of the West 4.94%, due 06/16/2006	100	100
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	151 50	151 50
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	75	75
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	75	75

	Principal	Value
Euro Dollar Terms (continued)
Fortis Bank
4.83%, due 05/08/2006	$50	$50
Lloyds TSB Bank 4.81%, due 05/11/2006	75	75
Royal Bank of Scotland 4.87%, due 05/12/2006	100	100
Societe Generale 4.79%, due 05/10/2006	126	126
UBS AG 4.95%, due 06/20/2006	126	126
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $171 on 05/01/2006	170	170
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $369 on 05/01/2006	369	369
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $6 on 05/01/2006	6	6
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $377 on 05/01/2006	377	377
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $176 on 05/01/2006	176	176
	Shares	Value
Investment Companies (0.3%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	200,852	$201
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	53,440	53
Total Security Lending Collateral (cost: $3,963)		3,963
Total Investment Securities (cost: $82,059) #		$88,466

The notes to the financial statements are an integral part of this report.

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TA IDEX Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $3,867.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $1,130, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $82,449. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,365 and $2,348, respectively. Net unrealized appreciation for tax purposes is $6,017.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $125 or 0.1% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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TA IDEX Great Companies–AmericaSM

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $82,059) (including securities loaned of $3,867)	$88,466
Cash	117
Receivables:
Investment securities sold	2,917
Shares of beneficial interest sold	7
Interest	6
Dividends	96
Other	8
91,617
Liabilities:
Investment securities purchased	711
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	278
Management and advisory fees	51
Distribution and service fees	51
Transfer agent fees	43
Administration fees	1
Payable for collateral for securities on loan	3,963
Other	27
5,125
Net Assets	$86,492
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$88,455
Distributable net investment income (loss)	(290)
Accumulated net realized gain (loss) from investment securities	(8,079)
Net unrealized appreciation (depreciation) on investment securities	6,406
Net Assets	$86,492
Net Assets by Class:
Class A	$26,937
Class B	35,571
Class C	15,559
Class I	8,425
Shares Outstanding:
Class A	2,692
Class B	3,697
Class C	1,617
Class I	840
Net Asset Value Per Share:
Class A	$10.01
Class B	9.62
Class C	9.62
Class I	10.03
Maximum Offering Price Per Share (a):
Class A	$10.59

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$524
Interest	50
Income from loaned securities–net	2
576
Expenses:
Management and advisory fees	353
Distribution and service fees:
Class A	55
Class B	191
Class C	88
Transfer agent fees:
Class A	53
Class B	71
Class C	27
Class I	– (c)
Printing and shareholder reports	18
Custody fees	6
Administration fees	9
Legal fees	2
Audit fees	9
Trustees fees	2
Registration fees	17
Other	2
Total expenses	903
Less:
Reimbursement of class expenses:
Class A	(13)
Class B	(22)
Class C	(5)
Total reimbursed expenses	(40)
Net expenses	863
Net Investment Income (Loss)	(287)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	4,777
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,424
Net Realized and Unrealized Gain (Loss) on Investment Securities	6,201
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,914

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Great Companies–AmericaSM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(287)	$(613)
Net realized gain (loss) from investment securities	4,777	9,945
Change in unrealized appreciation (depreciation) on investment securities	1,424	(2,797)
	5,914	6,535
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,010	3,043
Class B	588	1,547
Class C	455	2,777
Class I	8,254	–
	10,307	7,367
Cost of shares redeemed:
Class A	(9,401)	(16,413)
Class B	(7,769)	(18,429)
Class C	(4,852)	(11,983)
	(22,022)	(46,825)
Automatic conversions:
Class A	31	15
Class B	(31)	(15)
	–	–
	(11,715)	(39,458)
Net increase (decrease) in net assets	(5,801)	(32,923)
Net Assets:
Beginning of period	92,293	125,216
End of period	$86,492	$92,293
Distributable Net Investment Income (Loss)	$(290)	$(3)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	103	327
Class B	62	172
Class C	48	305
Class I	840	–
	1,053	804
Shares redeemed:
Class A	(955)	(1,765)
Class B	(822)	(2,045)
Class C	(513)	(1,330)
	(2,290)	(5,140)
Automatic conversions:
Class A	3	2
Class B	(3)	(2)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(849)	(1,436)
Class B	(763)	(1,875)
Class C	(465)	(1,025)
Class I	840	–
	(1,237)	(4,336)

The notes to the financial statements are an integral part of this report.

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TA IDEX Great Companies–AmericaSM

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$9.37	$(0.01)	$0.65	$0.64	$–	$–	$–	$10.01
	10/31/2005	8.85	(0.01)	0.53	0.52	–	–	–	9.37
	10/31/2004	8.77	– (h)	0.08	0.08	–	–	–	8.85
	10/31/2003	7.65	– (h)	1.12	1.12	–	–	–	8.77
	10/31/2002	8.96	(0.01)	(1.30)	(1.31)	–	–	–	7.65
	10/31/2001	10.58	(0.02)	(1.60)	(1.62)	–	–	–	8.96
Class B	4/30/2006	9.04	(0.04)	0.62	0.58	–	–	–	9.62
	10/31/2005	8.60	(0.07)	0.51	0.44	–	–	–	9.04
	10/31/2004	8.57	(0.06)	0.09	0.03	–	–	–	8.60
	10/31/2003	7.52	(0.05)	1.10	1.05	–	–	–	8.57
	10/31/2002	8.87	(0.08)	(1.27)	(1.35)	–	–	–	7.52
	10/31/2001	10.56	(0.08)	(1.61)	(1.69)	–	–	–	8.87
Class C	4/30/2006	9.04	(0.04)	0.62	0.58	–	–	–	9.62
	10/31/2005	8.59	(0.07)	0.52	0.45	–	–	–	9.04
	10/31/2004	8.57	(0.06)	0.08	0.02	–	–	–	8.59
	10/31/2003	7.51	(0.05)	1.11	1.06	–	–	–	8.57
Class I	4/30/2006	9.82	0.01	0.20	0.21	–	–	–	10.03

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	6.83%	$26,937	1.51%	1.59%	(0.26)%	65%
	10/31/2005	5.86	33,170	1.53	1.59	(0.13)	100
	10/31/2004	0.93	44,056	1.55	1.55	–	23
	10/31/2003	14.64	49,040	1.55	1.66	0.05	54
	10/31/2002	(14.59)	55,508	1.55	1.66	(0.16)	28
	10/31/2001	(15.35)	38,345	1.55	1.78	(0.18)	65
Class B	4/30/2006	6.42	35,571	2.16	2.27	(0.91)	65
	10/31/2005	5.12	40,313	2.18	2.26	(0.79)	100
	10/31/2004	0.35	54,460	2.17	2.17	(0.62)	23
	10/31/2003	13.96	62,205	2.20	2.31	(0.60)	54
	10/31/2002	(15.26)	53,256	2.20	2.31	(0.81)	28
	10/31/2001	(15.98)	40,769	2.20	2.43	(0.83)	65
Class C	4/30/2006	6.42	15,559	2.16	2.21	(0.91)	65
	10/31/2005	5.24	18,810	2.18	2.24	(0.79)	100
	10/31/2004	0.23	26,700	2.20	2.26	(0.64)	23
	10/31/2003	14.11	4,474	2.20	2.31	(0.60)	54
Class I	4/30/2006	2.14	8,425	0.90	0.90	0.25	65

The notes to the financial statements are an integral part of this report.

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TA IDEX Great Companies–AmericaSM

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005 (see note 1).

(h)  Rounds to less than $(0.01).

The notes to the financial statements are an integral part of this report.

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NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). TA IDEX Great Companies – AmericaSM (the "Fund") is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares were offered for investment on November 15, 2005, and investment activity began on December 6, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $29 are included in net realized gains in the Statement of Operations

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $1, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded

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9

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2005 to December 31, 2005:

0.775% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

From January 1, 2006 on:

0.75% of the first $500 million of ANA
0.70% of the next $500 million of ANA
0.65% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2005 to December 31, 2005:

1.17% Expense Limit

From January 1, 2006 on:

1.15% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$148	10/31/2006

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2005:
Class A	$25	10/31/2008
Class B	40	10/31/2008
Class C	14	10/31/2008
Fiscal Year 2004:
Class A	2	10/31/2007
Class C	7	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges

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10

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$24
Retained by Underwriter	4
Contingent Deferred Sales Charge	82

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $143 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $8.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$57,493
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	68,148
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$1,301	October 31, 2010
10,217	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Great Companies–AmericaSM

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Great Companies - AmericaSM (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Great Companies, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Board expressed concerns about the Fund's performance, but noted that the Fund's new pricing will result in lower management and sub-advisory fees, which could contribute to improving performance. The Board undertook to closely monitor the Fund's performance or asked that TFAI work with the Sub-Adviser to take steps to improve performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's new pricing schedule (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. The Board favorably noted the Fund's new pricing, which results in lower management and sub-advisory fees to the benefit of the Fund and its shareholders. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Great Companies–AmericaSM (continued)

services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Great Companies–TechnologySM

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,093.60	1.50%	$7.79
Hypothetical (b)	1,000.00	1,017.36	1.50	7.50
Class B
Actual	1,000.00	1,091.70	2.19	11.36
Hypothetical (b)	1,000.00	1,013.93	2.19	10.94
Class C
Actual	1,000.00	1,091.90	2.19	11.36
Hypothetical (b)	1,000.00	1,013.93	2.19	10.94
Class I
Actual	1,000.00	1,054.70	0.91	4.25
Hypothetical (b)	1,000.00	1,018.60	0.91	4.18

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Industry
At April 30, 2006

This chart shows the percentage breakdown by industry of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.5%)
Business Services (2.6%)
Akamai Technologies, Inc. ‡†	59,000	$1,988
Communication (2.3%)
American Tower Corp.-Class A ‡	50,000	1,707
Communications Equipment (15.9%)
Andrew Corp. ‡	133,000	1,407
Corning, Inc. ‡	117,000	3,233
Motorola, Inc.	69,000	1,473
Network Appliance, Inc. ‡	45,000	1,668
Nokia Corp., ADR	75,000	1,700
QUALCOMM, Inc.	49,250	2,528
Computer & Data Processing Services (24.0%)
Adobe Systems, Inc. ‡	40,000	1,568
Autodesk, Inc. ‡	35,000	1,471
Cerner Corp. ‡†	25,000	991
Electronic Arts, Inc. ‡	28,000	1,590
F5 Networks, Inc. ‡†	25,000	1,464
Juniper Networks, Inc. ‡	86,000	1,589
Microsoft Corp.	144,700	3,495
NAVTEQ Corp. ‡†	35,500	1,474
Sun Microsystems, Inc. ‡	310,000	1,550
Yahoo!, Inc. ‡	91,000	2,983
Computer & Office Equipment (11.8%)
Apple Computer, Inc. ‡	33,070	2,328
EMC Corp. ‡	132,600	1,791
Logitech International SA, ADR ‡†	62,808	2,594
Nuance Communications, Inc. ‡	171,000	2,194
Electronic & Other Electric Equipment (3.6%)
Samsung Electronics Co., Ltd., GDR-144A	8,000	2,728
Electronic Components & Accessories (15.7%)
Analog Devices, Inc.	29,200	1,107
ATI Technologies, Inc. ‡	88,000	1,366
Broadcom Corp.-Class A ‡	48,000	1,973
Cypress Semiconductor Corp. ‡	85,000	1,459
Dolby Laboratories, Inc.-Class A ‡	36,000	847
Intel Corp.	73,524	1,469
JDS Uniphase Corp. ‡	304,000	1,061
Linear Technology Corp.	41,400	1,470
Trident Microsystems, Inc. ‡	43,000	1,144
Entertainment (2.2%)
International Game Technology	43,900	1,665
Industrial Machinery & Equipment (4.0%)
Applied Materials, Inc.	82,300	1,477
Lam Research Corp. ‡†	32,000	1,564

	Shares	Value
Instruments & Related Products (5.4%)
FLIR Systems, Inc. ‡†	25,000	$611
Formfactor, Inc. ‡	40,000	1,668
Sirf Technology Holdings, Inc. ‡	52,000	1,776
Pharmaceuticals (7.0%)
Alkermes, Inc. ‡†	45,700	981
Biogen Idec, Inc. ‡	16,000	718
Conor Medsystems, Inc. ‡	28,000	756
Genzyme Corp. ‡	32,600	1,994
Vertex Pharmaceuticals, Inc. ‡†	22,700	826
Total Common Stocks (cost: $66,030)		71,446
	Principal	Value
SECURITY LENDING COLLATERAL (14.6%)
Debt (13.7%)
Bank Notes (1.7%)
Bank of America
4.81%, due 06/07/2006 *	$363	$363
4.81%, due 08/10/2006 *	350	350
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	140 420	140 420
Certificates Of Deposit (0.9%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	350	350
Rabobank Nederland 4.87%, due 05/31/2006 *	350	350
Commercial Paper (0.7%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	210	210
Sheffield Receivables Corp.-144A 4.81%, due 05/03/2006	350	350
Euro Dollar Overnight (2.5%)
Bank of Montreal 4.77%, due 05/02/2006	280	280
Dexia Group 4.78%, due 05/04/2006	350	350
Fortis Bank 4.77%, due 05/01/2006	140	140
Royal Bank of Canada 4.77%, due 05/01/2006	490	490
Royal Bank of Scotland 4.75%, due 05/03/2006	350	350
Svenska Handlesbanken 4.82%, due 05/01/2006	267	267

The notes to the financial statements are an integral part of this report.

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2

TA IDEX Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (3.8%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	$280	$280
Bank of the West 4.94%, due 06/16/2006	280	280
Barclays 4.79%, due 05/10/2006 420 420 4.77%, due 05/16/2006	140	140
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	210	210
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	210	210
Fortis Bank 4.83%, due 05/08/2006	140	140
Lloyds TSB Bank 4.81%, due 05/11/2006	210	210
Royal Bank of Scotland 4.87%, due 05/12/2006	280	280
Societe Generale 4.79%, due 05/10/2006	350	350
UBS AG 4.95%, due 06/20/2006	350	350

	Principal	Value
Repurchase Agreements (4.1%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $475 on 05/01/2006	$475	$475
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,029 on 05/01/2006	1,028	1,028
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $17 on 05/01/2006	17	17
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,050 on 05/01/2006	1,050	1,050
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $490 on 05/01/2006	490	490
	Shares	Value
Investment Companies (0.9%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	559,990	$560
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	148,994	149
Total Security Lending Collateral (cost: $11,049)		11,049
Total Investment Securities (cost: $77,079) #		$82,495

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $10,698.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $3,151, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $77,077. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,628 and $2,210, respectively. Net unrealized appreciation for tax purposes is $5,418.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $3,078 or 4.1% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

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3

TA IDEX Great Companies–TechnologySM

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $77,079) (including securities loaned of $10,698)	$82,495
Cash	4,221
Receivables:
Shares of beneficial interest sold	3
Interest	14
Dividends	6
Other	3
86,742
Liabilities:
Accounts payable and accrued liabilities: Shares of beneficial interest redeemed	20
Management and advisory fees	46
Distribution and service fees	9
Transfer agent fees	13
Administration fees	1
Payable for collateral for securities on loan	11,049
Other	18
11,156
Net Assets	$75,586
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$67,168
Distributable net investment income (loss)	(181)
Accumulated net realized gain (loss) from investment securities	3,183
Net unrealized appreciation (depreciation) on investment securities	5,416
Net Assets	$75,586
Net Assets by Class:
Class A	$7,031
Class B	5,093
Class C	2,826
Class I	60,636
Shares Outstanding:
Class A	1,705
Class B	1,287
Class C	715
Class I	14,664
Net Asset Value Per Share:
Class A	$4.12
Class B	3.96
Class C	3.95
Class I	4.14
Maximum Offering Price Per Share (a):
Class A	$4.36

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $8)	$171
Interest	73
Income from loaned securities–net	10
254
Expenses:
Management and advisory fees	300
Distribution and service fees:
Class A	22
Class B	27
Class C	14
Class I	– (c)
Transfer agent fees:
Class A	21
Class B	18
Class C	7
Printing and shareholder reports	6
Custody fees	5
Administration fees	7
Legal fees	2
Audit fees	9
Trustees fees	1
Registration fees	17
Other	1
Total expenses	457
Less:
Reimbursement of class expenses:
Class A	(6)
Class B	(11)
Class C	(3)
Total reimbursed expenses	(20)
Net expenses	437
Net Investment Income (Loss)	(183)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	3,183
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	4,060
Net Realized and Unrealized Gain (Loss) on Investment Securities	7,243
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,060

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

4

TA IDEX Great Companies–TechnologySM

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(183)	$452
Net realized gain (loss) from investment securities	3,183	10,268
Change in unrealized appreciation (depreciation) on investment securities	4,060	(9,975)
	7,060	745
Distributions to Shareholders:
From net investment income:
Class A	–	(455)
	–	(455)
From net realized gains:
Class A	(105)	–
Class B	(81)	–
Class C	(42)	–
Class I	(839)	–
	(1,067)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	346	898
Class B	255	371
Class C	173	357
Class I	60,735	–
	61,509	1,626
Dividends and distributions reinvested:
Class A	103	454
Class B	76	–
Class C	37	–
Class I	839	–
	1,055	454
Cost of shares redeemed:
Class A	(61,903)	(56,227)
Class B	(957)	(1,906)
Class C	(371)	(1,667)
Class I	(3,258)	–
	(66,489)	(59,800)
Automatic conversions:
Class A	1	17
Class B	(1)	(17)
	–	–
	(3,925)	(57,720)
Net increase (decrease) in net assets	2,068	(57,430)
Net Assets:
Beginning of period	73,518	130,948
End of period	$75,586	$73,518
Distributable Net Investment Income (Loss)	$(181)	$2

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	84	233
Class B	65	101
Class C	44	97
Class I	15,252	–
	15,445	431
Shares issued–reinvested from distributions:
Class A	25	120
Class B	19	–
Class C	9	–
Class I	206	–
	259	120
Shares redeemed:
Class A	(15,535)	(14,766)
Class B	(242)	(522)
Class C	(94)	(456)
Class I	(794)	–
	(16,665)	(15,744)
Automatic conversions:
Class A	–	5
Class B	–	(5)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(15,426)	(14,408)
Class B	(158)	(426)
Class C	(41)	(359)
Class I	14,664	–
	(961)	(15,193)

(a)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

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5

TA IDEX Great Companies–TechnologySM

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$3.82	$(0.01)	$0.37	$0.36	$–	$(0.06)	$(0.06)	$4.12
	10/31/2005	3.80	0.03	0.02	0.05	(0.03)	–	(0.03)	3.82
	10/31/2004	3.61	(0.04)	0.23	0.19	–	–	–	3.80
	10/31/2003	2.56	(0.04)	1.09	1.05	–	–	–	3.61
	10/31/2002	3.63	(0.05)	(1.02)	(1.07)	–	–	–	2.56
	10/31/2001	7.93	(0.06)	(4.24)	(4.30)	–	–	–	3.63
Class B	4/30/2006	3.68	(0.03)	0.37	0.34	–	(0.06)	(0.06)	3.96
	10/31/2005	3.68	(0.02)	0.02	–	–	–	–	3.68
	10/31/2004	3.51	(0.06)	0.23	0.17	–	–	–	3.68
	10/31/2003	2.50	(0.06)	1.07	1.01	–	–	–	3.51
	10/31/2002	3.58	(0.08)	(1.00)	(1.08)	–	–	–	2.50
	10/31/2001	7.91	(0.10)	(4.23)	(4.33)	–	–	–	3.58
Class C	4/30/2006	3.67	(0.03)	0.37	0.34	–	(0.06)	(0.06)	3.95
	10/31/2005	3.67	(0.02)	0.02	–	–	–	–	3.67
	10/31/2004	3.51	(0.07)	0.23	0.16	–	–	–	3.67
	10/31/2003	2.45	(0.06)	1.12	1.06	–	–	–	3.51
Class I	4/30/2006	3.98	(0.01)	0.23	0.22	–	(0.06)	(0.06)	4.14

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	9.36%	$7,031	1.50%	1.61%	(0.56)%	61%
	10/31/2005	1.23	65,423	1.32	1.32	0.63	73
	10/31/2004	5.26	119,985	1.36	1.36	(1.12)	41
	10/31/2003	41.02	78,289	1.55	1.90	(1.23)	24
	10/31/2002	(29.45)	6,445	1.55	2.61	(1.40)	64
	10/31/2001	(54.26)	7,106	1.55	2.68	(1.04)	58
Class B	4/30/2006	9.17	5,093	2.19	2.59	(1.52)	61
	10/31/2005	0.00	5,316	2.20	2.68	(0.58)	73
	10/31/2004	4.84	6,874	1.91	1.91	(1.68)	41
	10/31/2003	40.40	7,864	2.20	2.55	(1.88)	24
	10/31/2002	(30.12)	4,348	2.20	3.26	(2.05)	64
	10/31/2001	(54.80)	5,938	2.20	3.33	(1.69)	58
Class C	4/30/2006	9.19	2,826	2.19	2.38	(1.52)	61
	10/31/2005	0.00	2,779	2.20	2.65	(0.51)	73
	10/31/2004	4.56	4,089	2.20	2.60	(1.94)	41
	10/31/2003	43.27	739	2.20	2.55	(1.88)	24
Class I	4/30/2006	5.47	60,636	0.91	0.91	(0.31)	61

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Great Companies–TechnologySM

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable periods without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

  Class C was November 11, 2002.
  Class I was November 15, 2005.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

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TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The TA IDEX Great Companies–
TechnologySM (the "Fund") is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $21 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $4, earned by IBT for its services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Growth Portfolio	$16,324	21.60%
TA IDEX Asset Allocation – Moderate Portfolio	12,657	16.75%
TA IDEX Asset Allocation – Moderate Growth Portfolio	31,726	41.97%
Total	$60,707	80.32%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2005 to December 31, 2005:
  0.80% of the first $500 million of ANA
  0.70% of ANA over $500 million

From January 1, 2006:
  0.78% of the first $500 million of ANA
  0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2005 to December 31, 2005:
  1.20% Expense Limit

From January 1, 2006 on:
  1.18% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$138	10/31/2006

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2005 Class B	$30	10/31/2008
Class C	15	10/31/2008
Fiscal Year 2004 Class C	7	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$8
Retained by Underwriter	1
Contingent Deferred Sales Charge	8

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $43 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $3.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$43,260
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	48,301
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, net operating losses, distribution reclasses and return of capital from underlying investments.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Great Companies–TechnologySM

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Great Companies - TechnologySM (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Great Companies, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Board expressed concerns about the Fund's performance, but noted that the Fund's new pricing will result in lower management and sub-advisory fees, which could contribute to improving performance. The Board undertook to closely monitor the Fund's performance or asked that TFAI work with the Sub-Adviser to take steps to improve performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's new pricing schedule (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. The Board favorably noted the Fund's new pricing, which results in lower management and sub-advisory fees to the benefit of the Fund and its shareholders. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Great Companies–TechnologySM (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Janus Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,050.30	1.49%	$7.57
Hypothetical (b)	1,000.00	1,017.41	1.49	7.45
Class B
Actual	1,000.00	1,046.20	2.30	11.67
Hypothetical (b)	1,000.00	1,013.39	2.30	11.48
Class C
Actual	1,000.00	1,046.30	2.30	11.67
Hypothetical (b)	1,000.00	1,013.39	2.30	11.48
Class I
Actual	1,000.00	1,016.80	0.86	3.94
Hypothetical (b)	1,000.00	1,018.83	0.86	3.95
Class T
Actual	1,000.00	1,052.90	0.99	5.04
Hypothetical (b)	1,000.00	1,019.89	0.99	4.96

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B, C and T, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (91.6%)
Amusement & Recreation Services (2.4%)
Harrah's Entertainment, Inc.	309,960	$25,305
Business Services (6.5%)
Akamai Technologies, Inc. ‡†	117,160	3,947
eBay, Inc. ‡	814,965	28,043
Fannie Mae	238,905	12,089
Lamar Advertising Co. ‡	412,685	22,694
Chemicals & Allied Products (4.1%)
Procter & Gamble Co.	348,125	20,264
Reckitt Benckiser PLC	599,447	21,781
Communication (1.0%)
XM Satellite Radio Holdings, Inc.–Class A ‡†	531,545	10,748
Communications Equipment (3.6%)
QUALCOMM, Inc.	457,010	23,463
Research In Motion, Ltd. ‡†	176,740	13,544
Computer & Data Processing Services (14.3%)
Amdocs, Ltd. ‡†	600,355	22,333
Ceridian Corp. ‡	626,150	15,172
Google, Inc.–Class A ‡	58,450	24,429
NAVTEQ Corp. ‡	493,485	20,489
Yahoo!, Inc. ‡	2,006,435	65,771
Computer & Office Equipment (2.5%)
Apple Computer, Inc. ‡	175,965	12,386
EMC Corp. ‡	958,165	12,945
Electronic & Other Electric Equipment (3.0%)
General Electric Co.	908,695	31,432
Electronic Components & Accessories (2.6%)
Advanced Micro Devices, Inc. ‡†	822,680	26,614
Food Stores (1.4%)
Safeway, Inc.	572,305	14,382
Health Services (2.3%)
Coventry Health Care, Inc. ‡	481,105	23,896
Holding & Other Investment Offices (0.2%)
Host Hotels & Resorts, Inc. REIT	101,537	2,134
Hotels & Other Lodging Places (2.0%)
Starwood Hotels & Resorts Worldwide, Inc.	358,530	20,572
Instruments & Related Products (1.5%)
Alcon, Inc. †	155,365	15,802
Insurance (4.4%)
UnitedHealth Group, Inc.	923,625	45,941

	Shares	Value
Medical Instruments & Supplies (9.0%)
Medtronic, Inc. †	614,085	$30,778
Synthes, Inc. †	276,877	34,283
Varian Medical Systems, Inc. ‡	530,560	27,791
Oil & Gas Extraction (1.2%)
Apache Corp.	83,975	5,966
Schlumberger, Ltd. †	93,220	6,445
Personal Credit Institutions (1.3%)
SLM Corp.	258,935	13,692
Petroleum Refining (1.4%)
Valero Energy Corp.	231,005	14,955
Pharmaceuticals (18.2%)
Celgene Corp. ‡	1,817,840	76,640
Dade Behring Holdings, Inc.	373,970	14,585
Genentech, Inc. ‡	130,110	10,371
Roche Holding AG–Genusschein	362,798	55,627
Teva Pharmaceutical Industries, Ltd., ADR	764,060	30,944
Retail Trade (3.2%)
Staples, Inc.	1,249,432	32,998
Security & Commodity Brokers (3.0%)
Chicago Mercantile Exchange †	44,570	20,413
Merrill Lynch & Co., Inc.	133,260	10,162
Trucking & Warehousing (1.0%)
United Parcel Service, Inc.–Class B	129,065	10,463
Wholesale Trade Nondurable Goods (1.5%)
SYSCO Corp.	511,030	15,275
Total Common Stocks (cost: $719,371)		947,564
	Principal	Value
SECURITY LENDING COLLATERAL (9.1%)
Debt (8.5%)
Bank Notes (1.0%)
Bank of America 4.81%, due 06/07/2006 *	$3,078	$3,078
4.81%, due 08/10/2006 *	2,970	2,970
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	1,188 3,564	1,188 3,564
Certificates Of Deposit (0.6%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	2,970	2,970
Rabobank Nederland 4.87%, due 05/31/2006 *	2,970	2,970

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

2

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (0.5%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	$1,782	$1,782
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	2,966	2,966
Euro Dollar Overnight (1.5%)
Bank of Montreal 4.77%, due 05/02/2006	2,376	2,376
Dexia Group 4.78%, due 05/04/2006	2,970	2,970
Fortis Bank 4.77%, due 05/01/2006	1,188	1,188
Royal Bank of Canada 4.77%, due 05/01/2006	4,158	4,158
Royal Bank of Scotland 4.75%, due 05/03/2006	2,970	2,970
Svenska Handlesbanken 4.82%, due 05/01/2006	2,269	2,269
Euro Dollar Terms (2.4%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	2,376	2,376
Bank of the West 4.94%, due 06/16/2006	2,376	2,376
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	3,564 1,188	3,564 1,188
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	1,782	1,782
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	1,782	1,782
Fortis Bank 4.83%, due 05/08/2006	1,188	1,188
Lloyds TSB Bank 4.81%, due 05/11/2006	1,782	1,782
Royal Bank of Scotland 4.87%, due 05/12/2006	2,376	2,376
Societe Generale 4.79%, due 05/10/2006	2,970	2,970
UBS AG 4.95%, due 06/20/2006	2,970	2,970

	Principal	Value
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $4,035 on 05/01/2006	$4,033	$4,033
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $8,729 on 05/01/2006	8,726	8,726
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $147 on 05/01/2006	147	147
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $8,914 on 05/01/2006	8,910	8,910
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $4,160 on 05/01/2006	4,158	4,158
	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	4,752,009	$4,752
Merrimac Cash Fund, Premium Class 1-day yield of 4.61%@	1,264,347	1,264
Total Security Lending Collateral (cost: $93,763)		93,763
Total Investment Securities (cost: $813,134) #		$1,041,327

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	(46,300)	06/28/2006	$(37,183)	$(262)
			$(37,183)	$(262)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $91,406.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $26,740, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $815,949. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $244,021 and $18,643, respectively. Net unrealized appreciation for tax purposes is $225,378.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $2,966 or 0.3% of the net assets of the Fund.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Janus Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $813,134) (including securities loaned of $91,406)	$1,041,327
Cash	79,594
Receivables:
Investment securities sold	11,699
Shares of beneficial interest sold	93
Interest	180
Dividends	588
Dividend reclaims receivable	328
Other	356
1,134,165
Liabilities:
Investment securities purchased	1,943
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,877
Management and advisory fees	665
Distribution and service fees	314
Transfer agent fees	346
Administration fees	16
Payable for collateral for securities on loan	93,763
Unrealized depreciation on forward foreign currency contracts	262
Other	509
99,695
Net Assets	$1,034,470
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,506,484
Distributable net investment income (loss)	(3,243)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(696,701)
Net unrealized appreciation (depreciation) on:
Investment securities	228,180
Translation of assets and liabilities denominated in foreign currencies	(250)
Net Assets	$1,034,470
Net Assets by Class:
Class A	$437,575
Class B	164,899
Class C	57,679
Class I	153,330
Class T	220,987
Shares Outstanding:
Class A	16,897
Class B	6,940
Class C	2,429
Class I	5,905
Class T	8,163
Net Asset Value Per Share:
Class A	$25.90
Class B	23.76
Class C	23.75
Class I	25.97
Class T	27.07
Maximum Offering Price Per Share (a):
Class A	$27.41
Class T	29.58

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $126)	$4,179
Interest	980
Income from loaned securities–net	54
5,213
Expenses:
Management and advisory fees	4,196
Distribution and service fees:
Class A	827
Class B	885
Class C	316
Transfer agent fees:
Class A	658
Class B	466
Class C	147
Class I	– (c)
Class T	147
Printing and shareholder reports	200
Custody fees	78
Administration fees	109
Legal fees	28
Audit fees	9
Trustees fees	22
Registration fees	38
Other	25
Total expenses	8,151
Less:
Reimbursement of class expenses:
Class B	(78)
Class C	(8)
Total reimbursed expenses	(86)
Net expenses	8,065
Net Investment Income (Loss)	(2,852)
Net Realized Gain (Loss) from:
Investment securities	78,782
Foreign currency transactions	81
78,863
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(18,838)
Translation of assets and liabilities denominated in foreign currencies	(815)
(19,653)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	59,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,358

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

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TA IDEX Janus Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(2,852)	$(9,198)
Net realized gain (loss) from investment securities and foreign currency transactions	78,863	101,404
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(19,653)	55,566
	56,358	147,772
Capital Share Transactions:
Proceeds from shares sold:
Class A	7,992	92,689
Class B	3,427	6,817
Class C	1,836	5,221
Class I	194,638	–
Class T	1,349	2,681
	209,242	107,408
Cost of shares redeemed:
Class A	(229,439)	(119,995)
Class B	(25,091)	(54,012)
Class C	(10,502)	(21,745)
Class I	(44,612)	–
Class T	(23,332)	(51,883)
	(332,976)	(247,635)
Redemption fees:
Class A	2	–
Class B	3	–
	5	–
Automatic conversions:
Class A	960	1,929
Class B	(960)	(1,929)
	–	–
	(123,729)	(140,227)
Net increase (decrease) in net assets	(67,371)	7,545
Net Assets:
Beginning of period	1,101,841	1,094,296
End of period	$1,034,470	$1,101,841
Distributable Net Investment Income (Loss)	$(3,243)	$(391)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	304	3,958
Class B	142	315
Class C	76	242
Class I	7,605	–
Class T	48	111
	8,175	4,626
Shares redeemed:
Class A	(8,943)	(5,148)
Class B	(1,047)	(2,491)
Class C	(439)	(1,005)
Class I	(1,700)	–
Class T	(857)	(2,130)
	(12,986)	(10,774)
Automatic conversions:
Class A	37	83
Class B	(40)	(89)
	(3)	(6)
Net increase (decrease) in shares outstanding:
Class A	(8,602)	(1,107)
Class B	(945)	(2,265)
Class C	(363)	(763)
Class I	5,905	–
Class T	(809)	(2,019)
	(4,814)	(6,154)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Janus Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$24.66	$(0.07)	$1.31	$1.24	$–	$–	$–	$25.90
	10/31/2005	21.56	(0.17)	3.27	3.10	–	–	–	24.66
	10/31/2004	19.73	(0.21)	2.04	1.83	–	–	–	21.56
	10/31/2003	15.87	(0.21)	4.07	3.86	–	–	–	19.73
	10/31/2002	19.64	(0.22)	(3.55)	(3.77)	–	–	–	15.87
	10/31/2001	43.81	(0.24)	(20.80)	(21.04)	–	(3.13)	(3.13)	19.64
Class B	4/30/2006	22.71	(0.16)	1.21	1.05	–	–	–	23.76
	10/31/2005	20.04	(0.34)	3.01	2.67	–	–	–	22.71
	10/31/2004	18.45	(0.32)	1.91	1.59	–	–	–	20.04
	10/31/2003	14.93	(0.31)	3.83	3.52	–	–	–	18.45
	10/31/2002	18.63	(0.34)	(3.36)	(3.70)	–	–	–	14.93
	10/31/2001	42.08	(0.41)	(19.91)	(20.32)	–	(3.13)	(3.13)	18.63
Class C	4/30/2006	22.70	(0.16)	1.21	1.05	–	–	–	23.75
	10/31/2005	20.03	(0.34)	3.01	2.67	–	–	–	22.70
	10/31/2004	18.45	(0.30)	1.88	1.58	–	–	–	20.03
	10/31/2003	14.74	(0.32)	4.03	3.71	–	–	–	18.45
Class I	4/30/2006	25.54	0.01	0.42	0.43	–	–	–	25.97
Class T	4/30/2006	25.71	– (h)	1.36	1.36	–	–	–	27.07
	10/31/2005	22.39	(0.06)	3.38	3.32	–	–	–	25.71
	10/31/2004	20.45	(0.16)	2.10	1.94	–	–	–	22.39
	10/31/2003	16.40	(0.16)	4.21	4.05	–	–	–	20.45
	10/31/2002	20.20	(0.16)	(3.64)	(3.80)	–	–	–	16.40
	10/31/2001	44.76	(0.14)	(21.29)	(21.43)	–	(3.13)	(3.13)	20.20

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	5.03%	$437,575	1.49%	1.49%	(0.54)%	27%
	10/31/2005	14.38	628,693	1.45	1.45	(0.71)	57
	10/31/2004	9.28	573,640	1.60	1.60	(1.01)	41
	10/31/2003	24.32	583,674	1.70	1.72	(1.22)	62
	10/31/2002	(19.21)	505,704	1.66	1.69	(1.10)	62
	10/31/2001	(51.31)	770,590	1.49	1.49	(0.83)	64
Class B	4/30/2006	4.62	164,899	2.30	2.39	(1.35)	27
	10/31/2005	13.32	179,090	2.33	2.40	(1.58)	57
	10/31/2004	8.62	203,408	2.22	2.22	(1.59)	41
	10/31/2003	23.58	233,731	2.35	2.37	(1.87)	62
	10/31/2002	(19.86)	224,348	2.31	2.35	(1.75)	62
	10/31/2001	(51.74)	354,949	2.14	2.14	(1.48)	64
Class C	4/30/2006	4.63	57,679	2.30	2.33	(1.34)	27
	10/31/2005	13.27	63,366	2.33	2.39	(1.58)	57
	10/31/2004	8.62	71,196	2.08	2.08	(1.44)	41
	10/31/2003	25.17	735	2.35	2.37	(1.88)	62
Class I	4/30/2006	1.68	153,330	0.86	0.86	0.10	27
Class T	4/30/2006	5.29	220,987	0.99	0.99	(0.03)	27
	10/31/2005	14.83	230,692	1.01	1.01	(0.26)	57
	10/31/2004	9.49	246,052	1.38	1.38	(0.75)	41
	10/31/2003	24.70	416,719	1.35	1.37	(0.87)	62
	10/31/2002	(18.82)	368,301	1.31	1.34	(0.75)	62
	10/31/2001	(51.07)	546,317	1.14	1.14	(0.48)	64

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Janus Growth

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

     Class C was November 11, 2002.
     Class I was November 15, 2005.

(h)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Janus Growth (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers five classes of shares, Class A, Class B, Class C, Class I and Class T, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class T shares are not available to new investors. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended April 30, 2006, of $89 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $23, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at April 30, 2006, are listed in the Schedule of Investments.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received $5 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$14,187	1.37%
TA IDEX Asset Allocation – Moderate Portfolio	25,593	2.47%
TA IDEX Asset Allocation – Moderate Growth Portfolio	113,561	10.98%
Total	$153,341	14.82%

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.77% of the next $500 million of ANA
0.75% of the next $750 million of ANA
0.70% of the next $1.5 billion of ANA
0.675% of ANA over $3 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.30% Expense Limit

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the AEGON/Transamerica Series Trust and Transamerica IDEX Mutual Funds. There was no discount received by the Fund for the six months ended April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund, excluding Class T. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A
Class T	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and T shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$262
Retained by Underwriter	39
Contingent Deferred Sales Charge	131

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $1,305 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $356.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$272,283
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	419,405
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, foreign currency transactions, deferred compensation and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$425,701	October 31, 2009
259,422	October 31, 2010
86,859	October 31, 2011

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Janus Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Janus Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Janus Capital Management LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board discussed recent developments affecting the Sub-Adviser (i.e., regulatory scrutiny, new management and rumors of a potential change of control transaction) and considered how those may impact the Fund. The Board was satisfied with TFAI's representation about a perceived improvement in the Sub-Adviser's management and improved corporate culture, which could benefit the Fund, and concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Board concluded that TFAI and the Sub-Adviser generally had achieved superior investment performance, noting that the performance of the Fund was above median relative to its peers over the past one-, two-, three- and ten-year periods, and superior to the benchmark index over the past one-, two-, three- and ten-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages, although, the Board requested that Fund management seek improved pricing for the Fund in the coming year. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Janus Growth (continued)

as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX. The Board concluded that the current level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX Jennison Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,059.10	1.50%	$7.66
Hypothetical (b)	1,000.00	1,017.36	1.50	7.50
Class B
Actual	1,000.00	1,057.10	1.92	9.79
Hypothetical (b)	1,000.00	1,015.27	1.92	9.59
Class C
Actual	1,000.00	1,057.00	1.99	10.15
Hypothetical (b)	1,000.00	1,014.93	1.99	9.94
Class I
Actual	1,000.00	1,028.40	0.90	4.15
Hypothetical (b)	1,000.00	1,018.65	0.90	4.13

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Aerospace (1.8%)
Boeing Co. (The)	17,100	$1,427
United Technologies Corp.	20,100	1,262
Amusement & Recreation Services (1.9%)
Disney (Walt) Co. (The)	97,700	2,732
Apparel & Accessory Stores (2.5%)
Chico's FAS, Inc. ‡	55,100	2,042
Kohl's Corp. ‡	14,200	793
Urban Outfitters, Inc. ‡	35,800	831
Beverages (1.9%)
PepsiCo, Inc.	46,800	2,726
Business Services (1.8%)
eBay, Inc. ‡	76,600	2,636
Chemicals & Allied Products (2.6%)
Procter & Gamble Co.	66,120	3,849
Commercial Banks (2.1%)
UBS AG-Registered	26,000	3,038
Communications Equipment (5.2%)
Corning, Inc. ‡	79,200	2,188
Nokia Corp., ADR	82,700	1,874
QUALCOMM, Inc.	68,300	3,506
Computer & Data Processing Services (14.5%)
Adobe Systems, Inc. ‡	106,400	4,171
Electronic Arts, Inc. ‡	48,000	2,726
Google, Inc.–Class A ‡	12,200	5,099
Microsoft Corp.	126,300	3,050
NAVTEQ Corp. ‡†	16,300	677
SAP AG, ADR †	48,200	2,633
Yahoo!, Inc. ‡	82,000	2,688
Computer & Office Equipment (3.5%)
Apple Computer, Inc. ‡	35,100	2,471
Cisco Systems, Inc. ‡	123,800	2,594
Department Stores (1.9%)
Federated Department Stores, Inc.	35,600	2,771
Electronic & Other Electric Equipment (1.9%)
General Electric Co.	78,200	2,705
Electronic Components & Accessories (8.4%)
Broadcom Corp.–Class A ‡	84,750	3,484
Marvell Technology Group, Ltd. ‡†	57,500	3,283
Maxim Integrated Products, Inc.	60,200	2,123
Texas Instruments, Inc.	95,100	3,301

	Shares	Value
Food Stores (1.7%)
Whole Foods Market, Inc.	39,200	$2,406
Furniture & Home Furnishings Stores (0.9%)
Williams-Sonoma, Inc.	32,700	1,369
Health Services (1.2%)
Caremark Rx, Inc. ‡	39,100	1,781
Hotels & Other Lodging Places (1.6%)
Marriott International, Inc.–Class A	32,700	2,389
Instruments & Related Products (3.8%)
Agilent Technologies, Inc. ‡	69,500	2,670
Alcon, Inc. †	27,800	2,827
Insurance (5.1%)
American International Group, Inc.	40,900	2,669
Cigna Corp.	10,000	1,070
UnitedHealth Group, Inc.	44,600	2,218
WellPoint, Inc. ‡	20,800	1,477
Leather & Leather Products (1.4%)
Coach, Inc. ‡	62,900	2,077
Lumber & Other Building Materials (1.5%)
Home Depot, Inc. (The)	53,700	2,144
Medical Instruments & Supplies (1.2%)
St. Jude Medical, Inc. ‡	43,500	1,717
Oil & Gas Extraction (4.6%)
Apache Corp.	10,100	718
Occidental Petroleum Corp.	20,300	2,086
Schlumberger, Ltd.	55,800	3,858
Paper & Allied Products (1.0%)
3M Co.	16,400	1,401
Petroleum Refining (1.4%)
Suncor Energy, Inc.	24,200	2,075
Pharmaceuticals (10.8%)
Amgen, Inc. ‡	42,300	2,864
Genentech, Inc. ‡	32,100	2,559
Gilead Sciences, Inc. ‡	46,500	2,674
Novartis AG, ADR	54,900	3,157
Roche Holding AG, ADR	35,238	2,701
Sanofi-Aventis, ADR	35,400	1,665
Restaurants (0.8%)
Cheesecake Factory (The) ‡†	35,200	1,111
Retail Trade (1.4%)
Target Corp.	37,700	2,002

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Rubber & Misc. Plastic Products (1.4%)
NIKE, Inc.–Class B	25,800	$2,111
Security & Commodity Brokers (9.0%)
American Express Co.	62,400	3,358
Charles Schwab Corp. (The)	151,000	2,703
Goldman Sachs Group, Inc. (The)	14,900	2,388
Legg Mason, Inc.	12,000	1,422
Merrill Lynch & Co., Inc.	41,200	3,142
Total Common Stocks (cost: $128,945)		143,489
	Principal	Value
SECURITY LENDING COLLATERAL (6.5%)
Debt (6.1%)
Bank Notes (0.8%)
Bank of America 4.81%, due 06/07/2006 * $308 $308 4.81%, due 08/10/2006 *	297	297
Bear Stearns & Co. 5.01%, due 06/06/2006 * 119 119 5.01%, due 09/07/2006 *	357	357
Certificates Of Deposit (0.4%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	297	297
Rabobank Nederland 4.87%, due 05/31/2006 *	298	298
Commercial Paper (0.3%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	178	178
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	297	297
Euro Dollar Overnight (1.1%)
Bank of Montreal 4.77%, due 05/02/2006	238	238
Dexia Group 4.78%, due 05/04/2006	298	298
Fortis Bank 4.77%, due 05/01/2006	119	119
Royal Bank of Canada 4.77%, due 05/01/2006	417	417
Royal Bank of Scotland 4.75%, due 05/03/2006	298	298
Svenska Handlesbanken 4.82%, due 05/01/2006	227	227

	Principal	Value
Euro Dollar Terms (1.7%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	$238	$238
Bank of the West 4.94%, due 06/16/2006	238	238
Barclays 4.79%, due 05/10/2006 357 357 4.77%, due 05/16/2006	119	119
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	178	178
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	178	178
Fortis Bank 4.83%, due 05/08/2006	119	119
Lloyds TSB Bank 4.81%, due 05/11/2006	178	178
Royal Bank of Scotland 4.87%, due 05/12/2006	238	238
Societe Generale 4.79%, due 05/10/2006	298	298
UBS AG 4.95%, due 06/20/2006	298	298
Repurchase Agreements (1.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $404 on 05/01/2006	404	404
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $874 on 05/01/2006	874	874
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $15 on 05/01/2006	15	15
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $893 on 05/01/2006	893	893
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $417 on 05/01/2006	417	417

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	476,049	$476
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	126,660	127
Total Security Lending Collateral (cost: $9,393)		9,393
Total Investment Securities (cost: $138,338) #		$152,882

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $9,135.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $2,679, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $138,879. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,451 and $2,448, respectively. Net unrealized appreciation for tax purposes is $14,003.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $297 or 0.2% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $138,338) (including securities loaned of $9,135)	$152,882
Cash	1,583
Receivables:
Investment securities sold	4,064
Interest	13
Dividends	43
Dividend reclaims receivable	13
Other	7
158,605
Liabilities:
Investment securities purchased	3,525
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	278
Management and advisory fees	96
Transfer agent fees	28
Administration fees	2
Payable for collateral for securities on loan	9,393
Other	42
13,364
Net Assets	$145,241
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$124,536
Distributable net investment income (loss)	(245)
Accumulated net realized gain (loss) from investment securities	6,406
Net unrealized appreciation (depreciation) on investment securities	14,544
Net Assets	$145,241
Net Assets by Class:
Class A	$13,655
Class B	25,413
Class C	8,192
Class I	97,981
Shares Outstanding:
Class A	1,186
Class B	2,357
Class C	758
Class I	8,487
Net Asset Value Per Share:
Class A	$11.51
Class B	10.78
Class C	10.80
Class I	11.54
Maximum Offering Price Per Share (a):
Class A	$12.18

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $29)	$591
Interest	38
Income from loaned securities–net	5
634
Expenses:
Management and advisory fees	541
Distribution and service fees:
Class A	25
Class B	107
Class C	36
Transfer agent fees:
Class A	31
Class B	47
Class C	19
Class I	– (c)
Printing and shareholder reports	13
Custody fees	22
Administration fees	14
Legal fees	3
Audit fees	9
Trustees fees	3
Registration fees	6
Total expenses	876
Net Investment Income (Loss)	(242)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	6,954
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(373)
Net Realized and Unrealized Gain (Loss) on Investment Securities	6,581
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,339

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Jennison Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(242)	$(750)
Net realized gain (loss) from investment securities	6,954	4,168
Change in unrealized appreciation (depreciation) on investment securities	(373)	11,261
	6,339	14,679
Distributions to Shareholders:
From net realized gains:
Class A	(277)	–
Class B	(623)	–
Class C	(208)	–
Class I	(1,276)	–
	(2,384)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	381	31,699
Class B	1,300	2,484
Class C	151	3,501
Class I	97,107	–
	98,939	37,684
Dividends and distributions reinvested:
Class A	266	–
Class B	544	–
Class C	189	–
Class I	1,276	–
	2,275	–
Cost of shares redeemed:
Class A	(54,366)	(33,134)
Class B	(10,394)	(8,862)
Class C	(3,768)	(7,650)
Class I	(261)	–
	(68,789)	(49,646)
Automatic conversions:
Class A	155	177
Class B	(155)	(177)
	–	–
	32,425	(11,962)
Net increase (decrease) in net assets	36,380	2,717
Net Assets:
Beginning of period	108,861	106,144
End of period	$145,241	$108,861
Distributable Net Investment Income (Loss)	$(245)	$(3)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	32	3,083
Class B	118	251
Class C	14	364
Class I	8,401	–
	8,565	3,698
Shares issued–reinvested from distributions:
Class A	23	–
Class B	50	–
Class C	17	–
Class I	109	–
	199	–
Shares redeemed:
Class A	(4,752)	(3,299)
Class B	(952)	(919)
Class C	(345)	(807)
Class I	(23)	–
	(6,072)	(5,025)
Automatic conversions:
Class A	13	17
Class B	(14)	(18)
	(1)	(1)
Net increase (decrease) in shares outstanding:
Class A	(4,684)	(199)
Class B	(798)	(686)
Class C	(314)	(443)
Class I	8,487	–
	2,691	(1,328)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Jennison Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.06	$(0.04)	$0.70	$0.66	$–	$(0.21)	$(0.21)	$11.51
	10/31/2005	9.52	(0.03)	1.57	1.54	–	–	–	11.06
	10/31/2004	8.54	(0.07)	1.05	0.98	–	–	–	9.52
	10/31/2003	6.88	(0.04)	1.70	1.66	–	–	–	8.54
	10/31/2002	8.04	(0.05)	(1.11)	(1.16)	–	–	–	6.88
	10/31/2001	10.26	(0.01)	(1.17)	(1.18)	–	(1.04)	(1.04)	8.04
Class B	4/30/2006	10.39	(0.05)	0.65	0.60	–	(0.21)	(0.21)	10.78
	10/31/2005	9.03	(0.11)	1.47	1.36	–	–	–	10.39
	10/31/2004	8.14	(0.12)	1.01	0.89	–	–	–	9.03
	10/31/2003	6.60	(0.08)	1.62	1.54	–	–	–	8.14
	10/31/2002	7.77	(0.10)	(1.07)	(1.17)	–	–	–	6.60
	10/31/2001	10.01	(0.05)	(1.15)	(1.20)	–	(1.04)	(1.04)	7.77
Class C	4/30/2006	10.41	(0.06)	0.66	0.60	–	(0.21)	(0.21)	10.80
	10/31/2005	9.05	(0.12)	1.48	1.36	–	–	–	10.41
	10/31/2004	8.14	(0.15)	1.06	0.91	–	–	–	9.05
	10/31/2003	6.60	(0.09)	1.63	1.54	–	–	–	8.14
Class I	4/30/2006	11.43	– (h)	0.32	0.32	–	(0.21)	(0.21)	11.54

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	5.91%	$13,655	1.50%	1.50%	(0.64)%	39%
	10/31/2005	16.18	64,920	1.41	1.41	(0.33)	86
	10/31/2004	11.48	57,760	1.59	1.59	(0.79)	147
	10/31/2003	24.13	18,833	1.75	1.90	(0.54)	100
	10/31/2002	(14.47)	21,836	1.75	1.82	(0.52)	98
	10/31/2001	(11.08)	17,670	1.55	2.44	(0.11)	158
Class B	4/30/2006	5.71	25,413	1.92	1.92	(1.01)	39
	10/31/2005	15.06	32,778	2.27	2.27	(1.18)	86
	10/31/2004	10.93	34,667	2.24	2.24	(1.37)	147
	10/31/2003	23.33	37,500	2.40	2.55	(1.19)	100
	10/31/2002	(15.10)	37,363	2.40	2.47	(1.17)	98
	10/31/2001	(11.54)	31,922	2.20	3.09	(0.76)	158
Class C	4/30/2006	5.70	8,192	1.99	1.99	(1.09)	39
	10/31/2005	15.03	11,163	2.37	2.37	(1.20)	86
	10/31/2004	11.18	13,717	2.39	2.39	(1.68)	147
	10/31/2003	23.33	607	2.40	2.55	(1.19)	100
Class I	4/30/2006	2.84	97,981	0.90	0.90	0.07	39

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Jennison Growth

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on the average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Jennison Growth (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $11 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $2, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Growth Portfolio	$98,024	67.49%
Total	$98,024	67.49%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2005 to December 31, 2005:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

From January 1, 2006 on:

0.80% of the first $250 million of ANA
0.775% of the next $250 million of ANA
0.70% of the next $500 million of ANA
0.675% of the next $500 million of ANA
0.65% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$10
Retained by Underwriter	1
Contingent Deferred Sales Charge	6

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $92 for the six months ended April 30, 2006.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the adviser for the six months ended April 30, 2006, were less than $1.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under

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TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $7.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006, were as follows:

Purchases of securities:
Long-Term	$80,005
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	51,039
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

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TA IDEX Jennison Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Jennison Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Jennison Associates LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees conclude that TFAI and the Sub-Adviser generally had achieved superior investment performance, noting the superior performance of the Fund relative to its peers and the benchmark index over the past one-, two- and three-year periods, although the performance of the Fund was at median compared to its peers and approximated the benchmark index over the past five-year period. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board favorably noted the Fund's new pricing schedule, which results in lower asset-based management and sub-advisory fee breakpoints, which, based upon current asset levels, should result in lower management fees to the benefit of the Fund and its shareholders. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Jennison Growth (continued)

management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

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TA IDEX Marsico Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,091.10	1.40%	$7.26
Hypothetical (b)	1,000.00	1,017.85	1.40	7.00
Class B
Actual	1,000.00	1,088.50	1.88	9.74
Hypothetical (b)	1,000.00	1,015.47	1.88	9.39
Class C
Actual	1,000.00	1,089.70	1.79	9.27
Hypothetical (b)	1,000.00	1,015.92	1.79	8.95
Class I
Actual	1,000.00	1,062.10	0.89	4.17
Hypothetical (b)	1,000.00	1,018.69	0.89	4.09

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

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TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Aerospace (5.3%)
General Dynamics Corp.	52,484	$3,444
Lockheed Martin Corp.	28,339	2,151
United Technologies Corp.	31,125	1,955
Air Transportation (4.5%)
FedEx Corp.	55,133	6,347
Amusement & Recreation Services (0.5%)
Station Casinos, Inc. †	8,522	657
Automotive (1.9%)
Toyota Motor Corp., ADR	23,437	2,745
Chemicals & Allied Products (4.0%)
Air Products & Chemicals, Inc.	2,768	190
Monsanto Co.	3,712	310
Procter & Gamble Co.	88,141	5,131
Commercial Banks (4.3%)
UBS AG-Registered	51,566	6,025
Communication (1.5%)
Comcast Corp.–Class A ‡	69,711	2,158
Communications Equipment (6.1%)
Motorola, Inc.	183,428	3,916
QUALCOMM, Inc.	93,182	4,784
Computer & Office Equipment (0.6%)
Cisco Systems, Inc. ‡	39,281	823
Construction (1.5%)
KB Home †	33,678	2,074
Drug Stores & Proprietary Stores (0.8%)
Walgreen Co.	26,219	1,099
Electronic Components & Accessories (0.8%)
Texas Instruments, Inc.	31,709	1,101
Food & Kindred Products (0.2%)
Archer-Daniels-Midland Co.	8,497	309
Health Services (0.5%)
Quest Diagnostics, Inc.	12,825	715
Hotels & Other Lodging Places (6.9%)
Las Vegas Sands Corp. ‡	40,712	2,639
MGM Mirage, Inc. †‡	91,643	4,115
Wynn Resorts, Ltd. †‡	40,300	3,067
Industrial Machinery & Equipment (3.8%)
Caterpillar, Inc.	60,038	4,547
Deere & Co.	9,395	825

	Shares	Value
Insurance (6.8%)
Progressive Corp. (The)	13,233	$1,436
UnitedHealth Group, Inc.	164,512	8,183
Leather & Leather Products (0.7%)
Coach, Inc. ‡	31,329	1,034
Life Insurance (0.3%)
Genworth Financial, Inc.–Class A	11,239	373
Lumber & Other Building Materials (5.1%)
Home Depot, Inc. (The)	72,772	2,906
Lowe's Cos., Inc.	68,743	4,334
Medical Instruments & Supplies (2.1%)
Medtronic, Inc.	58,293	2,922
Metal Mining (1.0%)
Cia Vale do Rio Doce, ADR	28,266	1,456
Mining (1.2%)
Peabody Energy Corp.	27,005	1,724
Oil & Gas Extraction (4.7%)
Halliburton Co.	44,546	3,481
Schlumberger, Ltd.	46,120	3,189
Personal Credit Institutions (1.9%)
SLM Corp.	50,461	2,668
Pharmaceuticals (7.4%)
Amylin Pharmaceuticals, Inc. †‡	46,621	2,030
Genentech, Inc. ‡	93,305	7,437
Genzyme Corp. ‡	17,388	1,063
Railroads (5.8%)
Burlington Northern Santa Fe Corp.	61,634	4,902
Union Pacific Corp.	37,094	3,383
Real Estate (0.6%)
St. Joe Co. (The) †	15,962	896
Residential Building Construction (1.5%)
Lennar Corp.–Class A	28,361	1,558
Toll Brothers, Inc. ‡	17,170	552
Restaurants (3.7%)
Starbucks Corp. ‡	58,641	2,186
Yum! Brands, Inc.	59,421	3,071
Retail Trade (1.0%)
Target Corp.	27,533	1,462
Security & Commodity Brokers (9.5%)
Chicago Mercantile Exchange †	7,790	3,568
Goldman Sachs Group, Inc. (The)	25,098	4,023
Lehman Brothers Holdings, Inc.	39,259	5,934

The notes to the financial statements are an integral part of this report.

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TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Telecommunications (1.5%)
America Movil SA de CV–Class L, ADR	57,129	$2,109
Total Common Stocks (cost: $111,954)		139,007
	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (8.1%)
Bank Notes (1.0%)
Bank of America 4.81%, due 06/07/2006 * $403 $403 4.81%, due 08/10/2006 *	389	389
Bear Stearns & Co. 5.01%, due 06/06/2006 * 156 156 5.01%, due 09/07/2006 *	467	467
Certificates Of Deposit (0.6%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	389	389
Rabobank Nederland 4.87%, due 05/31/2006 *	389	389
Commercial Paper (0.4%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	233	233
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	388	388
Euro Dollar Overnight (1.5%)
Bank of Montreal 4.77%, due 05/02/2006	311	311
Dexia Group 4.78%, due 05/04/2006	389	389
Fortis Bank 4.77%, due 05/01/2006	156	156
Royal Bank of Canada 4.77%, due 05/01/2006	544	544
Royal Bank of Scotland 4.75%, due 05/03/2006	389	389
Svenska Handlesbanken 4.82%, due 05/01/2006	297	297
Euro Dollar Terms (2.2%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	311	311
Bank of the West 4.94%, due 06/16/2006	311	311
Barclays 4.79%, due 05/10/2006 467 467 4.77%, due 05/16/2006	156	156

	Principal	Value
Euro Dollar Terms (continued)
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	$233	$233
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	233	233
Fortis Bank 4.83%, due 05/08/2006	156	156
Lloyds TSB Bank 4.81%, due 05/11/2006	233	233
Royal Bank of Scotland 4.87%, due 05/12/2006	311	311
Societe Generale 4.79%, due 05/10/2006	389	389
UBS AG 4.95%, due 06/20/2006	389	389
Repurchase Agreements (2.4%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $528 on 05/01/2006	528	528
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,143 on 05/01/2006	1,142	1,142
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $19 on 05/01/2006	19	19
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,167 on 05/01/2006	1,166	1,166
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $545 on 05/01/2006	544	544
	Shares	Value
Investment Companies (0.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	622,116	$622
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	165,524	165
Total Security Lending Collateral (cost: $12,275)		12,275
Total Investment Securities (cost: $124,229) #		$151,282

The notes to the financial statements are an integral part of this report.

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TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $11,930.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $3,501, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $124,286. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $28,083 and $1,087, respectively. Net unrealized appreciation for tax purposes is $26,996.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $388 or 0.3% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

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TA IDEX Marsico Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $124,229) (including securities loaned of $11,930)	$151,282
Cash	2,320
Receivables:
Investment securities sold	2,998
Interest	12
Dividends	103
Dividend reclaims receivable	26
Other	4
156,745
Liabilities:
Investment securities purchased	2,141
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	307
Management and advisory fees	94
Transfer agent fees	12
Administration fees	2
Payable for collateral for securities on loan	12,275
Other	24
14,855
Net Assets	$141,890
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$120,621
Distributable net investment income (loss)	(155)
Accumulated net realized gain (loss) from investment securities	(5,629)
Net unrealized appreciation (depreciation) on investment securities	27,053
Net Assets	$141,890
Net Assets by Class:
Class A	$11,071
Class B	18,672
Class C	9,843
Class I	102,304
Shares Outstanding:
Class A	983
Class B	1,745
Class C	921
Class I	9,062
Net Asset Value Per Share:
Class A	$11.26
Class B	10.70
Class C	10.69
Class I	11.29
Maximum Offering Price Per Share (a):
Class A	$11.92

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $19)	$594
Interest	44
Income from loaned securities–net	45
	683
Expenses:
Management and advisory fees	571
Distribution and service fees:
Class A	29
Class B	69
Class C	38
Transfer agent fees:
Class A	23
Class B	31
Class C	12
Class I	–	(c)
Printing and shareholder reports	8
Custody fees	12
Administration fees	14
Legal fees	3
Audit fees	9
Trustees fees	3
Registration fees	13
Other	2
Total expenses	837
Net Investment Income (Loss)	(154)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	7,023
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	5,610
Net Realized and Unrealized Gain (Loss) on Investment Securities	12,633
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,479

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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TA IDEX Marsico Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(154)	$(642)
Net realized gain (loss) from investment securities	7,023	1,538
Change in unrealized appreciation (depreciation) on investment securities	5,610	9,880
	12,479	10,776
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,085	62,340
Class B	2,135	4,047
Class C	287	5,097
Class I	96,416	–
	99,923	71,484
Cost of shares redeemed:
Class A	(96,772)	(4,039)
Class B	(5,855)	(5,390)
Class C	(3,451)	(3,623)
	(106,078)	(13,052)
Redemption fees:
Class B	1	–
	1	–
Automatic conversions:
Class A	22	56
Class B	(22)	(56)
	–	–
	(6,154)	58,432
Net increase (decrease) in net assets	6,325	69,208
Net Assets:
Beginning of period	135,565	66,357
End of period	$141,890	$135,565
Distributable Net Investment Income (Loss)	$(155)	$(1)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	101	6,306
Class B	203	425
Class C	27	534
Class I	9,062	–
	9,393	7,265
Shares redeemed:
Class A	(9,090)	(404)
Class B	(557)	(567)
Class C	(330)	(378)
	(9,977)	(1,349)
Automatic conversions:
Class A	2	6
Class B	(2)	(6)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(8,987)	5,908
Class B	(356)	(148)
Class C	(303)	156
Class I	9,062	–
	(584)	5,916

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Marsico Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$10.32	$(0.03)	$0.97	$0.94	$–	$–	$–	$11.26
	10/31/2005	9.15	(0.03)	1.20	1.17	–	–	–	10.32
	10/31/2004	8.97	(0.05)	0.23	0.18	–	–	–	9.15
	10/31/2003	7.56	(0.08)	1.49	1.41	–	–	–	8.97
	10/31/2002	9.10	(0.06)	(1.48)	(1.54)	–	–	–	7.56
	10/31/2001	12.54	(0.05)	(3.25)	(3.30)	–	(0.14)	(0.14)	9.10
Class B	4/30/2006	9.83	(0.05)	0.92	0.87	–	–	–	10.70
	10/31/2005	8.80	(0.12)	1.15	1.03	–	–	–	9.83
	10/31/2004	8.68	(0.10)	0.22	0.12	–	–	–	8.80
	10/31/2003	7.36	(0.12)	1.44	1.32	–	–	–	8.68
	10/31/2002	8.92	(0.11)	(1.45)	(1.56)	–	–	–	7.36
	10/31/2001	12.41	(0.11)	(3.24)	(3.35)	–	(0.14)	(0.14)	8.92
Class C	4/30/2006	9.81	(0.04)	0.92	0.88	–	–	–	10.69
	10/31/2005	8.78	(0.11)	1.14	1.03	–	–	–	9.81
	10/31/2004	8.68	(0.12)	0.22	0.10	–	–	–	8.78
	10/31/2003	7.18	(0.12)	1.62	1.50	–	–	–	8.68
Class I	4/30/2006	10.63	– (i)	0.66	0.66	–	–	–	11.29

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)	Rate (b)
Class A	4/30/2006	9.11%	$11,071	1.40%		1.40%		(0.50)%	33%
	10/31/2005	12.79	102,906	1.35	(h)	1.35	(h)	(0.30)	74
	10/31/2004	2.01	37,186	1.52		1.52		(0.58)	85
	10/31/2003	18.65	34,167	1.75		1.80		(0.97)	129
	10/31/2002	(16.88)	5,752	1.73		2.05		(0.56)	34
	10/31/2001	(26.63)	7,361	1.55		2.03		(0.43)	15
Class B	4/30/2006	8.85	18,672	1.88		1.88		(0.93)	33
	10/31/2005	11.70	20,650	2.31	(h)	2.31	(h)	(1.24)	74
	10/31/2004	1.38	19,792	2.13		2.13		(1.19)	85
	10/31/2003	17.93	19,723	2.40		2.45		(1.62)	129
	10/31/2002	(17.52)	14,130	2.38		2.70		(1.21)	34
	10/31/2001	(27.25)	15,081	2.20		2.68		(1.08)	15
Class C	4/30/2006	8.97	9,843	1.79		1.79		(0.85)	33
	10/31/2005	11.69	12,009	2.26	(h)	2.26	(h)	(1.20)	74
	10/31/2004	1.27	9,379	2.40		2.40		(1.38)	85
	10/31/2003	20.89	1,200	2.40		2.46		(1.62)	129
Class I	4/30/2006	6.21	102,304	0.89		0.89		0.08	33

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Marsico Growth

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor, if any. The impact of recaptured expenses was 0.03%, 0.03% and 0.03% for Class A, Class B and Class C, respectively (see Note 2).

(i)  Amount rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Marsico Growth (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $12 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $19, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$656	0.46%
TA IDEX Asset Allocation – Moderate Portfolio	41,392	29.17%
TA IDEX Asset Allocation – Moderate Growth Portfolio	60,259	42.47%
Total	$102,307	72.10%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$11
Retained by Underwriter	2
Contingent Deferred Sales Charge	2

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $63 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $4.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$50,186
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	44,921
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, foreign currency transactions and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$4,018	October 31, 2010
8,550	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Marsico Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Marsico Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Columbia Management Advisors, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved superior performance and noted that the Fund's performance has been above median relative to its peers and superior to the benchmark index over the past one-, two-, three- and five- year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Marsico Growth (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Multi-Manager International Fund

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at March 1, 2006 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

The expenses shown in the table do not reflect any expenses from the Funds investment in other affiliated investment companies. The average weighted annualized expense ratio of the underlying investment companies at April 30, 2006, was 1.15%.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,062.00	0.80%	$1.36
Hypothetical (b)	1,000.00	1,006.90	0.80	1.32
Class B
Actual	$1,000.00	$1,062.00	1.45	$2.46
Hypothetical (b)	1,000.00	1,005.84	1.45	2.39
Class C
Actual	$1,000.00	$1,061.00	1.45	$2.46
Hypothetical (b)	1,000.00	1,005.84	1.45	2.39

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (60 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Investment Type
At April 30, 2006

This chart shows the percentage breakdown by investment type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Multi-Manager International Fund

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (91.8%)Ø
Specialty–Real Estate (6.2%)
TA IDEX Clarion Global Real Estate Securities	153,910	$2,723
World Equity (85.6%)
TA IDEX AllianceBernstein International Value	670,699	7,981
TA IDEX Evergreen International Small Cap	412,921	6,879
TA IDEX Marsico International Growth	478,652	6,749
TA IDEX Neuberger Berman International	634,996	7,671
TA IDEX Oppenheimer Developing Markets	675,968	7,963
Total Investment Companies (cost: $38,619)#		$39,966

NOTES TO SCHEDULE OF INVESTMENTS:

Ø  The Fund invests its assets in Class I shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

#  Aggregate cost for Federal income tax purposes is $38,619. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,347 and $0, respectively. Net unrealized appreciation for tax purposes is $1,347.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

2

TA IDEX Multi-Manager International Fund

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment in affiliated investment companies at value (cost: $38,619)	$39,966
Cash	15
Receivables:
Shares of beneficial interest sold	5,775
Due from investment advisor	11
45,767
Liabilities:
Investment securities purchased	2,189
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	9
Management and advisory fees	2
Distribution and service fees	16
Transfer agent fees	15
Other	8
2,239
Net Assets	$43,528
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	42,212
Distributable net investment income (loss)	(31)
Net unrealized appreciation (depreciation) on investment in affiliated investment companies	1,347
Net Assets	$43,528
Net Assets by Class:
Class A	$17,709
Class B	3,249
Class C	22,570
Shares Outstanding:
Class A	1,667
Class B	306
Class C	2,127
Net Asset Value Per Share:
Class A	$10.62
Class B	10.62
Class C	10.61
Maximum Offering Price Per Share (a):
Class A	$11.24

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands) (b)
(unaudited)

Investment Income:
Dividends from affiliated investment companies	$–
–
Expenses:
Management and advisory fees	3
Distribution and service fees:
Class A	4
Class B	2
Class C	14
Transfer agent fees:
Class A	5
Class B	4
Class C	6
Printing and shareholder reports	2
Custody fees	2
Legal fees	4
Audit fees	4
Trustees fees	3
Registration fees	5
Other	2
Total expenses	60
Less:
Reimbursement of class expenses:
Class A	(10)
Class B	(6)
Class C	(13)
Total reimbursed expenses	(29)
Net expenses	31
Net Investment Income (Loss)	(31)
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies:
Realized gain (loss) from investment in affiliated investment companies	–
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated investment companies	1,347
Net Realized and Unrealized Gain (Loss) on Investment in Affiliated Investment Companies	1,347
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,316

(b)  Commenced operations on March 1, 2006.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

3

TA IDEX Multi-Manager International Fund

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2006 (unaudited) (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(31)
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	1,347
1,316
Capital Share Transactions:
Proceeds from shares sold:
Class A	17,239
Class B	3,201
Class C	21,977
42,417
Cost of shares redeemed:
Class A	(45)
Class B	(56)
Class C	(105)
(206)
Redemption fees:
Class C	1
1
42,212
Net increase (decrease) in net assets	43,528
Net Assets:
Beginning of period	–
End of period	$43,528
Distributable Net Investment Income (Loss)	$(31)

April 30, 2006 (unaudited) (a)
Share Activity:
Shares issued:
Class A	1,671
Class B	312
Class C	2,137
4,120
Shares redeemed:
Class A	(4)
Class B	(6)
Class C	(10)
(20)
Net increase (decrease) in shares outstanding:
Class A	1,667
Class B	306
Class C	2,127
4,100

(a)  Commenced operations on March 1, 2006.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Multi-Manager International Fund

FINANCIAL HIGHLIGHTS
(unaudited)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$10.00	$(0.01)	$0.63	$0.62	$–	$–	$–	$10.62
Class B	4/30/2006	10.00	(0.02)	0.64	0.62	–	–	–	10.62
Class C	4/30/2006	10.00	(0.02)	0.63	0.61	–	–	–	10.61

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)(i)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)(h)	Rate (b)
Class A	4/30/2006	6.20%	$17,709	0.80%	1.79%	(0.79)%	–%
Class B	4/30/2006	6.20	3,249	1.45	4.12	(1.44)	–
Class C	4/30/2006	6.10	22,570	1.45	2.40	(1.44)	–

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Multi-Manager International Fund ("the Fund") commenced operations on March 1, 2006.

(h)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)  Does not include expenses of the investment companies in which the Fund invests.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Multi-Manager International Fund

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). TA IDEX Multi-Manager International Fund (the "Fund") began operations on March 1, 2006.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers three classes of shares, Class A, Class B, and Class C, each with a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period from inception through April 30, 2006, the Fund received $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.10% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C

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Semi-Annual Report 2006

6

TA IDEX Multi-Manager International Fund

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

and certain A share redemptions. For the period from inception through April 30, 2006, the underwriter commissions were less than $1.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $15 for the period from inception through April 30, 2006.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$38,619
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	–
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Multi-Manager International Fund

INVESTMENT ADVISORY AND ASSET ALLOCATION MANAGEMENT AGREEMENTS – REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Multi-Manager International Fund (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the proposed Asset Allocation Management Agreement of the Fund between TFAI and Morningstar Associates, LLC (the "Portfolio Construction Manager"), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Portfolio Construction Manager such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the anticipated fee and expense information and profitability data prepared by TFAI. In considering the approval of the proposed Investment Advisory Agreement and the Asset Allocation Management Agreement, the Board considered its prior discussion of the Fund during the September meeting, during which the Board reached a number of conclusions about the management program proposed by TFAI and the Portfolio Construction Manager. In addition, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services expected to be provided by TFAI and the Portfolio Construction Manager to the Fund. The Board concluded that TFAI and the Portfolio Construction Manager are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided to other TA IDEX funds in the past, TFAI's and the Portfolio Construction Manager's management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Portfolio Construction Manager, TFAI's management oversight process and the professional qualifications and experience of the Portfolio Construction Manager's portfolio management team. The Trustees also concluded that TFAI and the Portfolio Construction Manager proposed to provide investment and related services that are appropriate in scope and extent in light of the Fund's operations and the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board noted that no performance information is available for the Fund, but determined that most other funds managed by the Portfolio Construction Manager have generally performed well and generated considerable investor interest. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Portfolio Construction Manager, the Trustees concluded that TFAI and the Portfolio Construction Manager are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Portfolio Construction Manager's performance records indicate that their management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. Based on such information, the Trustees concluded that the proposed management fees of the Fund are competitive compared to other international large-cap mutual funds. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Portfolio Construction Manager, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI's and the Portfolio Construction Manager's profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Portfolio Construction Manager.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board considered the anticipated levels of assets in the Fund and noted that the management fee of the Fund will not contain asset-based breakpoints. However, the Board also noted that, based on the information provided by TFAI, the Fund's investments in underlying funds likely will permit the realization of breakpoints (or lower breakpoints) at the underlying fund level which, indirectly, benefit the Fund and its shareholders, as well as the underlying

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Multi-Manager International Fund (continued)

funds. The Board concluded that the Fund's anticipated management fee appropriately reflects the Fund's anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable to the Portfolio Construction Manager, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Portfolio Construction Manager from their relationship with the Fund. The Board concluded that other benefits expected to be derived by TFAI (including any benefits derived from investment advisory fees payable to TFAI with respect to the underlying funds in which the Fund will invest) or the Portfolio Construction Manager from its relationship with the Fund should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Portfolio Construction Manager will realize "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI will be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the TA IDEX funds in a professional manner that is consistent with the best interests of the funds and their shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio Construction Manager. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI's expense limitation and fee waiver arrangements with the TA IDEX funds, including the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX PIMCO Real Return TIPS

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$987.60	1.09%	$5.37
Hypothetical (b)	1,000.00	1,019.39	1.09	5.46
Class B
Actual	1,000.00	985.30	1.59	7.83
Hypothetical (b)	1,000.00	1,016.91	1.59	7.95
Class C
Actual	1,000.00	985.30	1.58	7.78
Hypothetical (b)	1,000.00	1,016.96	1.58	7.90
Class I
Actual	1,000.00	989.50	0.73	3.60
Hypothetical (b)	1,000.00	1,021.17	0.73	3.66

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (119.3%)
U.S. Treasury Bond 6.63%, due 02/15/2027		$900	$1,047
U.S. Treasury Inflation Indexed Bond 3.38%, due 01/15/2007		26,332	26,642
3.63%, due 01/15/2008		79,068	81,462
3.88%, due 01/15/2009		37,915	39,799
4.25%, due 01/15/2010		50,774	54,665
0.88%, due 04/15/2010		19,714	18,749
3.50%, due 01/15/2011		51,593	54,636
2.00%, due 04/15/2011		1,701	1,712
3.38%, due 01/15/2012		508	539
3.00%, due 07/15/2012		43,091	44,914
1.88%, due 07/15/2013		67,387	65,465
2.00%, due 01/15/2014		38,060	37,140
2.00%, due 07/15/2014		47,532	46,323
1.88%, due 07/15/2015		25,125	24,121
2.00%, due 01/15/2016		11,210	10,838
2.38%, due 01/15/2025		44,370	43,836
2.00%, due 01/15/2026		21,220	19,732
3.63%, due 04/15/2028		36,602	44,046
3.88%, due 04/15/2029		40,289	50,563
3.38%, due 04/15/2032		1,119	1,344
U.S. Treasury Note 4.50%, due 02/15/2036		2,200	1,977
Total U.S. Government Obligations (cost: $681,549)			669,550
U.S. GOVERNMENT AGENCY OBLIGATIONS (7.2%)
Fannie Mae 4.73%, due 09/07/2006 *		2,600	2,599
4.81%, due 09/21/2006 *		10,500	10,496
4.95%, due 10/01/2044 *		211	212
Fannie Mae TBA 5.00%, due 05/01/2036		9,000	8,511
5.50%, due 05/01/2036		18,600	18,060
Fannie Mae, Series 2003-63, Class FA 5.11%, due 08/25/2034 *		769	768
Total U.S. Government Agency Obligations (cost: $41,022)			40,646
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
Canada Government 3.00%, due 12/01/2036	CAD	420	487
Russian Federation 5.00%, due 03/31/2030 (a)		500	541
Total Foreign Government Obligations (cost: $907)			1,028

	Principal	Value
MORTGAGE-BACKED SECURITIES (1.3%)
Bank of America Mortgage Securities, Series 2004-1, Class 5A1 6.50%, due 09/25/2033	$131	$129
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2 5.25%, due 04/25/2035 *	3,264	3,275
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1–144A 5.30%, due 06/25/2035 *	577	579
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2 5.18%, due 06/25/2045 *	1,625	1,631
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, due 09/25/2035 *	1,529	1,494
Total Mortgage-Backed Securities (cost: $7,126)		7,108
ASSET-BACKED SECURITIES (0.5%)
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A 5.04%, due 06/25/2035 *	75	75
Citigroup Mortgage Loan Trust, Inc., Series 2005-1L, Class A1A 4.90%, due 12/25/2035 *m	96	95
Equity One ABS, Inc., Series 2004-1, Class AV2 5.26%, due 04/25/2034 *	161	162
GSAMP Trust, Series 2004-SEA2, Class A2A 5.25%, due 03/25/2034 *	274	274
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2A 5.04%, due 01/25/2037 *	369	369
Residential Asset Mortgage Product, Inc., Series 2004-RS9, Class AII1 5.12%, due 09/25/2013 *	245	245
Residential Asset Securities Corp., Series 2006-KS3, Class AI1 4.89%, due 04/25/2036 *	96	96
Sequoia Mortgage Trust, Series 5, Class A 5.26%, due 10/19/2026 *	404	405
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/10/2014	1,029	976
Soundview Home Equity Loan Trust, Series 2006-1, Class A1 5.03%, due 02/25/2036 *	180	180

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Soundview Home Equity Loan Trust, Series 2006-2, Class A1 5.03%, due 03/25/2036 *	$95	$95
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1–144A 5.30%, due 01/25/2034 *	73	73
Total Asset-Backed Securities (cost: $3,098)		3,045
MUNICIPAL BONDS (0.2%)
Revenue-Miscellaneous (0.1%)
New Hampshire Municipal Bond Bank, Series B 5.00%, due 08/15/2013	500	534
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI 6.00%, due 06/01/2023	600	628
Revenue-Utilities (0.0%)
New York, NY, City Municipal Water Finance Authority 4.75%, due 06/15/2038	200	197
Total Municipal Bonds (cost: $1,269)		1,359
CORPORATE DEBT SECURITIES (4.6%)
Automotive (0.5%)
DaimlerChrysler North America Holding Corp. 5.10%, due 03/07/2007 *	2,800	2,801
Commercial Banks (0.3%)
Rabobank Nederland–144A 5.09%, due 01/15/2009 *	400	400
Wachovia Bank NA 4.89%, due 12/02/2010 *	1,200	1,200
Gas Production & Distribution (0.0%)
El Paso Corp. 7.63%, due 08/16/2007	100	101
Insurance (0.1%)
Residential Reinsurance, Ltd.–144A 9.77%, due 06/08/2006 *§	300	297
Mortgage Bankers & Brokers (0.3%)
Atlantic & Western Re, Ltd., Series A–144A 10.99%, due 01/09/2007 *§	1,100	1,088
Atlantic & Western Re, Ltd., Series B–144A 11.24%, due 01/09/2009 *§	700	674
Paper & Allied Products (0.2%)
Koch Forest Products, Inc. Loan Agreement, Series B 0.00%, due 12/20/2012 §	1,000	1,005

	Principal	Value
Personal Credit Institutions (2.2%)
Ford Motor Credit Co. 5.70%, due 11/16/2006 *	$1,700	$1,692
5.88%, due 03/21/2007 *	2,900	2,856
General Electric Capital Corp. 4.88%, due 03/04/2008 *	2,300	2,301
4.93%, due 12/12/2008 *	500	500
General Motors Acceptance Corp. 5.65%, due 05/18/2006 *	1,500	1,500
Toyota Motor Credit Corp. 4.84%, due 09/18/2006 *	3,500	3,500
Security & Commodity Brokers (1.0%)
Citigroup, Inc. 5.17%, due 01/30/2009 *	500	500
Goldman Sachs Group, Inc. 5.26%, due 06/28/2010 *	3,000	3,014
Goldman Sachs Group, Inc., Series E 4.87%, due 08/01/2006 *	2,100	2,100
Total Corporate Debt Securities (cost: $25,601)		25,529
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
U.S. Treasury Bill 4.51%, due 06/01/2006 d	320	319
4.50%, due 06/15/2006 v	585	581
Total Short-Term U.S. Government Obligations (cost: $900)		900
COMMERCIAL PAPER (0.9%)
Commercial Banks (0.9%)
Skandinaviska Enskilda Banken AB–144A 5.00%, due 07/26/2006	1,600	1,581
Societe Generale North America, Inc. 5.00%, due 08/24/2006	3,000	2,951
UBS Finance Delaware LLC 4.99%, due 08/22/2006	500	492
Total Commercial Paper (cost: $5,024)		5,024
	Contracts w	Value
PURCHASED SWAPTIONS (0.0%)
Put Swaptions (0.0%)
Libor Rate Swaption m§ Put Strike $4.25 Expires 06/12/2006	1,300,000	$121
Total Purchased Swaptions (cost: $38)		121
Total Investment Securities (cost: $766,534)		$754,310

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Contracts w	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	20	$(1)
Call Strike $110.00
Expires 05/26/2006
Put Options (0.0%)
10 Year U.S. Treasury Note Futures Put Strike $107.00 Expires 05/26/2006	20	(30)
U.S. Treasury Long Bond Futures Put Strike $110.00 Expires 05/26/2006	33	(106)
Total Written Options (premiums: $54)		(137)
SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: UBS AG	06/21/06	$3,800	$(24)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	06/21/06	3,100	(20)
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC §	06/21/06	4,000	103
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Goldman Sachs Capital Markets, LP §	06/21/06	15,800	(276)
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital, Inc. §	06/21/06	100	3

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: JP Morgan & Chase §	06/21/06	$8,400	$282
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP §	06/21/06	8,100	272
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Bank of America, N.A. §	06/21/06	16,800	564
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC §	06/21/06	5,000	199
Receive a floating rate based on 6-month EURIBOR and pay a fixed rate equal to 4.50%. Counterparty: Goldman Sachs Capital Markets, LP	06/17/15	8,400	646
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC §	10/15/10	5,000	5
Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC–Excluding Tobacco- Non-Revised Consumer Price Index. Counterparty: BNP Paribas	02/21/11	5,500	(30)
Receive a floating rate based on 3-month United States Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: UBS AG rate §	06/21/16	5,300	135
Receive a fixed rate equal to 3.65% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp., 6.875, due 08/28/2012. Counterparty: Deutsche Bank AG §	06/20/11	200	3

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 3.40% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp., 6.875, due 08/28/2012. Counterparty: Lehman Securities, Inc. §	06/20/11	$1,900	$9
Total Swap Agreements (premium $480)		$91,400	$1,871
FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	135	05/03/2006	$235	$10
British Pound Sterling	(135)	05/03/2006	(236)	(9)
Canadian Dollar	(487)	05/03/2006	(418)	(17)
Canadian Dollar	(487)	06/15/2006	(434)	(1)
Euro Dollar	367	05/25/2006	453	10
Euro Dollar	(100)	05/25/2006	(125)	(1)
			$(525)	$(8)

FUTURES CONTRACTS:
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	70	06/30/2006	$7,391	$(63)
5 Year U.S. Treasury Note	110	07/06/2006	11,457	(114)
90-Day Euro Dollar	45	03/19/2007	10,664	(49)
90-Day Euro Dollar	85	06/18/2007	20,147	(72)
90-Day Euro Dollar	85	09/17/2007	20,148	(75)
90-Day Euro Dollar	85	12/17/2007	20,146	(75)
90-Day Euro Dollar	39	03/17/2008	9,242	(24)
U.S. Treasury Long Bond	(103)	06/30/2006	(11,005)	196
			$88,190	$(276)

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

(a)  Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

v  At April 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2006, is $581.

w  Contract amounts are not in thousands.

§  Security is deemed to be illiquid.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

d  At April 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open future contracts. The value of all securities segregated at April 30, 2006, is $319.

#  Aggregate cost for Federal income tax purposes is $770,006. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,360 and $17,056, respectively. Net unrealized depreciation for tax purposes is $15,696.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $4,692 or 0.8% of the net assets of the Fund.

CAD  Canadian dollar

EURIBOR  Euro Interbank Offer Rate

LIBOR  London Interbank Offer Rate

TBA  Mortgage-backed securities traded under delayed delivery commitments. Income on TBA's are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX PIMCO Real Return TIPS

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $766,534)	$754,310
Cash	2,472
Foreign currency (cost: $55)	57
Receivables:
Investment securities sold	4
Interest	5,683
Variation margin	44
Swap agreements at value (premium $480)	1,391
Unrealized appreciation on forward foreign currency contracts	20
Other	11
763,992
Liabilities:
Investment securities purchased	200,977
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	738
Management and advisory fees	309
Swap contract interest	452
Transfer agent fees	3
Administration fees	9
Unrealized depreciation on forward foreign currency contracts	28
Written options (premiums $54)	137
Other	46
202,699
Net Assets	$561,293
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$582,635
Distributable net investment income (loss)	994
Accumulated net realized gain (loss) from investment securities , futures contracts, written options, swaps and foreign currency transactions	(11,620)
Net unrealized appreciation (depreciation) on: Investment securities	(12,224)
Futures contracts	(276)
Written option contracts	(83)
Swap agreements	1,871
Translation of assets and liabilities denominated in foreign currencies	(4)
Net Assets	$561,293
Net Assets by Class:
Class A	$5,164
Class B	6,541
Class C	4,682
Class I	544,906
Shares Outstanding:
Class A	518
Class B	662
Class C	476
Class I	54,608
Net Asset Value Per Share:
Class A	$9.97
Class B	9.88
Class C	9.84
Class I	9.98
Maximum Offering Price Per Share (a):
Class A	$10.47

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$11,537
Dividends	10
11,547
Expenses:
Management and advisory fees	1,849
Distribution and service fees:
Class A	48
Class B	29
Class C	24
Transfer agent fees:
Class A	5
Class B	6
Class C	4
Class I	– (b)
Printing and shareholder reports	2
Custody fees	46
Administration fees	55
Legal fees	14
Audit fees	9
Trustees fees	11
Registration fees	10
Other	5
Total expenses	2,117
Net Investment Income (Loss)	9,430
Net Realized Gain (Loss) from:
Investment securities	(11,051)
Futures contracts	200
Written option contracts	283
Swap agreements	2,772
Foreign currency transactions	(361)
(8,157)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(5,923)
Futures contracts	(533)
Written option contracts	19
Swap agreements	(843)
Translation of assets and liabilities denominated in foreign currencies	(33)
(7,313)
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options, Swaps and Foreign Currency Transactions	(15,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,040)

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX PIMCO Real Return TIPS

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$9,430	$18,206
Net realized gain (loss) from investment securities, futures contracts, written options, swaps and foreign currency transactions	(8,157)	(1,266)
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options, swaps and foreign currency translation	(7,313)	(4,057)
	(6,040)	12,883
Distributions to Shareholders:
From net investment income:
Class A	(865)	(8,833)
Class B	(119)	(210)
Class C	(100)	(186)
Class I	(7,468)	(9,545)
	(8,552)	(18,774)
From net realized gains:
Class A	(4)	(5,455)
Class B	(5)	(127)
Class C	(4)	(109)
Class I	(266)	(3,816)
	(279)	(9,507)
Capital Share Transactions:
Proceeds from shares sold:
Class A	111	18,211
Class B	21	5,708
Class C	282	4,853
Class I	317,381	289,761
	317,795	318,533
Dividends and distributions reinvested:
Class A	848	14,233
Class B	95	255
Class C	62	178
Class I	7,734	13,361
	8,739	28,027
Cost of shares redeemed:
Class A	(270,891)	(77,637)
Class B	(3,247)	(3,323)
Class C	(3,649)	(3,263)
Class I	(63,901)	–
	(341,688)	(84,223)

(a)  Class I was offered for investment on November 8, 2004.

	April 30, 2006 (unaudited)	October 31, 2005 (a)
Automatic conversions:
Class A	$1	$1
Class B	(1)	(1)
	–	–
	(15,154)	262,337
Net increase (decrease) in net assets	(30,025)	246,939
Net Assets:
Beginning of period	591,318	344,379
End of period	$561,293	$591,318
Distributable Net Investment Income (Loss)	$994	$116
Share Activity:
Shares issued:
Class A	11	1,743
Class B	2	550
Class C	28	471
Class I	31,234	27,591
	31,275	30,355
Shares issued–reinvested from distributions:
Class A	84	1,368
Class B	10	24
Class C	6	18
Class I	765	1,284
	865	2,694
Shares redeemed:
Class A	(26,690)	(7,502)
Class B	(323)	(321)
Class C	(365)	(317)
Class I	(6,266)	–
	(33,644)	(8,140)
Net increase (decrease) in shares outstanding:
Class A	(26,595)	(4,391)
Class B	(311)	253
Class C	(331)	172
Class I	25,733	28,875
	(1,504)	24,909

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX PIMCO Real Return TIPS

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$10.23	$0.48	$(0.60)	$(0.12)	$(0.13)	$(0.01)	$(0.14)	$9.97
	10/31/2005	10.48	0.30	(0.06)	0.24	(0.32)	(0.17)	(0.49)	10.23
	10/31/2004	10.10	0.02	0.76	0.78	(0.02)	(0.38)	(0.40)	10.48
	10/31/2003	10.00	0.14	0.07	0.21	(0.11)	–	(0.11)	10.10
Class B	4/30/2006	10.17	0.13	(0.28)	(0.15)	(0.13)	(0.01)	(0.14)	9.88
	10/31/2005	10.42	0.23	(0.09)	0.14	(0.22)	(0.17)	(0.39)	10.17
	10/31/2004	10.08	(0.02)	0.75	0.73	(0.01)	(0.38)	(0.39)	10.42
	10/31/2003	10.00	0.09	0.08	0.17	(0.09)	–	(0.09)	10.08
Class C	4/30/2006	10.13	0.13	(0.28)	(0.15)	(0.13)	(0.01)	(0.14)	9.84
	10/31/2005	10.39	0.23	(0.09)	0.14	(0.23)	(0.17)	(0.40)	10.13
	10/31/2004	10.08	(0.06)	0.76	0.70	(0.01)	(0.38)	(0.39)	10.39
	10/31/2003	10.00	0.09	0.08	0.17	(0.09)	–	(0.09)	10.08
Class I	4/30/2006	10.25	0.16	(0.27)	(0.11)	(0.15)	(0.01)	(0.16)	9.98
	10/31/2005	10.45	0.37	(0.04)	0.33	(0.36)	(0.17)	(0.53)	10.25

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	(1.24)%	$5,164	1.09%	1.09%	9.49%	194%
	10/31/2005	2.35	277,289	1.10	1.10	2.89	662
	10/31/2004	7.94	330,282	1.15	1.15	0.20	1,438
	10/31/2003	2.09	36,531	1.65	2.03	2.07	480
Class B	4/30/2006	(1.47)	6,541	1.59	1.59	2.59	194
	10/31/2005	1.39	9,896	2.00	2.00	2.26	662
	10/31/2004	7.51	7,496	1.51	1.51	(0.20)	1,438
	10/31/2003	1.72	3,194	2.30	2.68	1.42	480
Class C	4/30/2006	(1.47)	4,682	1.58	1.58	2.52	194
	10/31/2005	1.35	8,167	2.04	2.04	2.22	662
	10/31/2004	7.20	6,601	1.87	1.87	(0.52)	1,438
	10/31/2003	1.72	3,148	2.30	2.68	1.42	480
Class I	4/30/2006	(1.05)	544,906	0.73	0.73	3.10	194
	10/31/2005	3.20	295,966	0.73	0.73	3.60	662

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding,

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX PIMCO Real Return TIPS (the "Fund") commenced operations on March 1, 2003. The inception date of the Fund's offering of share Class I was November 8, 2004.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX PIMCO Real Return TIPS (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is "non-diversified" under the 1940 Act.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2006, are listed in the Schedule of Investments.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Open swap agreements at April 30, 2006, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amount of open futures contracts at April 30, 2006, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the accompanying Statement of Assets and Liabilities. Variation margin represents the additional payment due or excess deposits made in order to maintain the equity account at the required margin level.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2005	$91	403
Sales	245	901
Closing Buys	(117)	(552)
Expirations	(166)	(679)
Exercised	–	–
Balance at April 30, 2006	$53	73

*  Contracts not in thousands

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$41,539	7.40%
TA IDEX Asset Allocation– Moderate Portfolio	86,127	15.34%
TA IDEX Asset Allocation– Moderate Growth Portfolio	124,470	22.18%
Asset Allocation– Conservative Portfolio	61,010	10.87%
Asset Allocation– Moderate Growth Portfolio	101,400	18.07%
Asset Allocation– Moderate Portfolio	130,437	23.24%
Total	$544,983	97.10%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2005 to November 6, 2005:

1.30% Expense Limit-Classes A, B and C
1.00% Expense Limit-Class I

From November 7, 2005 on:

1.30% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$2
Retained by Underwriter	–
Contingent Deferred Sales Charge	–

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $15 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $11.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$30,347
U.S. Government	1,362,199
Proceeds from maturities and sales of securities:
Long-Term	50,402
U.S. Government	1,320,493

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, swap reclass, futures, options and foreign currency transactions.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX PIMCO Real Return TIPS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX PIMCO Real Return TIPS (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Pacific Investment Management Company LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, transfer agency, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that the performance of the Fund has been at or above median relative to its peers over the past one- and two-year periods and superior to the benchmark index over the past one- and two-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX PIMCO Real Return TIPS (continued)

the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows, notwithstanding the absence of asset-based breakpoints in the Fund's sub-advisory fees. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX PIMCO Total Return

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,006.00	1.26%	$6.27
Hypothetical (b)	1,000.00	1,018.55	1.26	6.31
Class B
Actual	1,000.00	1,003.90	1.73	8.60
Hypothetical (b)	1,000.00	1,016.22	1.73	8.65
Class C
Actual	1,000.00	1,004.10	1.69	8.40
Hypothetical (b)	1,000.00	1,016.41	1.69	8.45
Class I
Actual	1,000.00	1,011.30	0.79	3.61
Hypothetical (b)	1,000.00	1,019.15	0.79	3.63

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.6%)
U.S. Treasury Bond
8.75%, due 05/15/2017 †	$1,313	$1,705
7.88%, due 02/15/2021 †	200	253
8.13%, due 05/15/2021	600	775
U.S. Treasury Inflation Indexed Bond
1.88%, due 07/15/2013	162	158
2.00%, due 07/15/2014	527	513
1.88%, due 07/15/2015	2,451	2,353
2.00%, due 01/15/2016	2,502	2,419
2.38%, due 01/15/2025	379	375
U.S. Treasury Note
3.50%, due 02/15/2010	2,000	1,904
Total U.S. Government Obligations (cost: $10,832)		10,455
U.S. GOVERNMENT AGENCY OBLIGATIONS (44.9%)
Fannie Mae
3.00%, due 08/25/2009	33	33
5.50%, due 07/01/2016	255	254
5.50%, due 12/01/2016	84	83
5.50%, due 01/01/2017	106	106
5.50%, due 02/01/2017	112	111
5.50%, due 05/01/2017	123	122
5.00%, due 11/01/2017	723	706
5.00%, due 02/01/2018	222	217
5.00%, due 03/01/2018	716	698
5.00%, due 05/01/2018	43	42
5.00%, due 06/01/2018	996	972
5.00%, due 08/01/2018	194	189
5.00%, due 05/01/2019	294	287
5.00%, due 09/01/2019	243	237
5.00%, due 10/01/2019	482	470
5.00%, due 11/01/2019	869	848
5.00%, due 12/01/2019	302	294
5.88%, due 01/01/2028 *	120	122
5.50%, due 11/01/2032	2,467	2,403
5.50%, due 01/01/2033	731	712
5.50%, due 04/01/2033	5,325	5,186
5.50%, due 07/01/2033	217	211
5.50%, due 08/01/2033	245	238
5.50%, due 11/01/2033	49	48
5.50%, due 01/01/2034	525	511
5.50%, due 04/01/2034	4,892	4,769
5.50%, due 05/01/2034	2,738	2,667
5.50%, due 06/01/2034	38	37
5.50%, due 09/01/2034	354	344
5.50%, due 11/01/2034	2,578	2,508
5.50%, due 01/01/2035	3,956	3,846

	Principal		Value
5.50%, due 02/01/2035		$13,243	$12,884
5.50%, due 03/01/2035		1,125	1,093
5.50%, due 04/01/2035		1,722	1,673
5.50%, due 05/01/2035		1,791	1,739
5.50%, due 06/01/2035		1,533	1,490
5.50%, due 07/01/2035		756	734
5.50%, due 08/01/2035		156	151
5.50%, due 09/01/2035		630	612
5.00%, due 10/01/2035		3,145	3,032
5.50%, due 11/01/2035		302	293
5.31%, due 09/25/2042 *		1,055	1,060
4.95%, due 10/01/2044 *		2,668	2,683
Fannie Mae TBA
5.00%, due 06/01/2021		22,000	21,402
5.50%, due 05/01/2036		18,300	17,768
Freddie Mac
5.00%, due 06/15/2013		29	29
6.50%, due 03/15/2029		3	3
6.50%, due 04/15/2029		17	18
6.50%, due 07/25/2043		49	50
4.95%, due 10/25/2044 *		1,725	1,737
Ginnie Mae
6.50%, due 07/15/2023		5	5
6.50%, due 02/15/2028		188	194
6.50%, due 06/15/2029		247	255
6.50%, due 01/15/2030		9	9
5.50%, due 03/15/2032		72	70
6.50%, due 06/20/2032		51	53
5.50%, due 12/15/2032		174	171
5.50%, due 12/15/2033		286	281
5.50%, due 02/15/2034		1,351	1,328
Ginnie Mae - May TBA
5.50%, due 05/01/2036		1,500	1,472
Total U.S. Government Agency Obligations (cost: $103,428)			101,560
FOREIGN GOVERNMENT OBLIGATIONS (6.7%)
French Republic
Zero Coupon, due 05/24/2006	EUR	2,390	3,005
Zero Coupon, due 07/20/2006	EUR	2,330	2,918
Hong Kong Government–144A 5.13%, due 08/01/2014		400	386
Italian Republic
0.38%, due 10/10/2006	JPY	80,000	702
Kingdom of Belgium
Zero Coupon, due 07/13/2006	EUR	1,970	2,468
Kingdom of Spain 3.10%, due 09/20/2006	JPY	134,000	1,187

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Korea Highway Corp.–144A 5.13%, due 05/20/2015		$200	$188
Malaysia Government 7.50%, due 07/15/2011		10	11
Republic of Brazil
8.00%, due 01/15/2018 11.00%, due 01/11/2012		200 263	245 285
11.00%, due 08/17/2040		150	193
Republic of Finland 2.75%, due 07/04/2006	EUR	2,500	3,150
Republic of Germany
Zero Coupon, due 09/13/2006	EUR	100	125
Republic of South Africa 5.25%, due 05/16/2013	EUR	90	117
United Mexican States 5.75%, due 01/13/2009 *		65	66
Total Foreign Government Obligations (cost: $14,512)			15,046
MORTGAGE-BACKED SECURITIES (7.1%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1 5.45%, due 10/20/2032 *		53	53
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1 4.22%, due 01/25/2034 *		204	203
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1 4.81%, due 01/25/2034 *		67	66
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1 4.68%, due 01/25/2034 *		115	113
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1 4.63%, due 10/25/2035 *		1,044	1,015
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1 4.90%, due 10/25/2035 *m		2,150	2,114
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A2A 5.04%, due 12/25/2035 *		912	912
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1 6.00%, due 10/25/2032		18	18
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8 4.50%, due 06/25/2035		904	887
Countrywide Alternative Loan Trust, Series 2005-81, Class A1 5.24%, due 02/25/2037 *		1,088	1,092

	Principal	Value
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M 3.86%, due 10/19/2032 *	$101	$100
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2 5.23%, due 05/25/2034 *	18	18
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3 –144A 5.51%, due 08/25/2033 *m	108	109
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1 4.93%, due 03/25/2032 m	5	5
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2 5.29%, due 03/25/2032 m	43	43
First Horizon Asset Securities, Inc., Series 2000-H, Class IA 7.00%, due 09/25/2030	–o	–o
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, due 09/25/2035 *	315	308
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A 5.15%, due 03/19/2037 *	1,094	1,094
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1 5.34%, due 12/15/2030 *	1,049	1,049
Residential Accredit Loans, Inc., Series 2006-QO3, Class A1 5.17%, due 04/25/2046 *m	1,098	1,098
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, due 03/25/2032	17	17
Sequoia Mortgage Trust, Series 10, Class 2A1 5.30%, due 10/20/2027 *	165	166
Small Business Administration Participation, Series 2003-201 5.13%, due 09/01/2023	85	82
Small Business Administration, Series 2004-20C 4.34%, due 03/01/2024	526	484
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1 5.41%, due 01/25/2035 *m	869	876
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1 5.24%, due 09/19/2032 *	88	88

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1 5.24%, due 02/25/2036 *	$1,090	$1,089
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1 5.22%, due 09/25/2035 *m	1,100	1,100
Washington Mutual, Series 2002-AR10, Class A6 4.82%, due 10/25/2032 *	15	15
Washington Mutual, Series 2002-AR2, Class A 4.60%, due 02/27/2034 *	44	43
Washington Mutual, Series 2003-R1, Class A1 5.23%, due 12/25/2027 *	1,780	1,779
Total Mortgage-Backed Securities (cost: $16,112)		16,036
ASSET-BACKED SECURITIES (8.3%)
ACE Securities Corp., Series 2006-NC1, Class A2B 5.03%, due 12/25/2035 * 5.11%, due 12/25/2035 *	955 1,100	955 1,100
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A 5.25%, due 07/25/2032 *	4	4
Argent Securities, Inc., Series 2006-W1, Class A2A 5.04%, due 03/25/2036 *	1,008	1,008
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1 5.29%, due 10/25/2032 *	33	33
Centex Home Equity, Series 2005-D, Class AV1 5.07%, due 10/25/2035 *	407	407
Countrywide Asset-Backed Certificates, Series 2005-SD1, Class A1A–144A 5.11%, due 05/25/2035 *	29	29
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF1 5.09%, due 07/25/2036 *	676	676
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1 4.98%, due 02/25/2036 *	1,000	1,000
GSAMP Trust, Series 2006-S2, Class A1A 5.03%, due 01/25/2036 *	1,024	1,023
Home Equity Asset Trust, Series 2002-1, Class A4 5.26%, due 11/25/2032 *	1	1

	Principal	Value
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A1 5.04%, due 12/25/2035 *	$639	$639
Indymac Residential Asset Backed Trust, Series 2006-A, Class A1 5.05%, due 03/25/2036 *	1,022	1,022
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class A2 5.03%, due 05/25/2035 *	949	950
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class IIA1 5.05%, due 01/25/2036 *	1,902	1,902
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A1 5.07%, due 11/25/2035 *	983	983
MBNA Credit Card Master Note Trust, Series 2002-4B, Class B 5.40%, due 03/15/2010 *	1,100	1,106
Metris Master Trust, Series 2001-2, Class A 5.24%, due 11/20/2009 *	1,100	1,100
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2 5.30%, due 08/25/2033 *	20	20
Park Place Securities, Inc., Series 2005-WHQ4, Class A2A 5.07%, due 09/25/2035 *	226	226
Quest Trust, Series 2004-X2, Class A–144A 5.52%, due 06/25/2034 *	46	46
RACERS Series 1997-R-8-3–144A 5.05%, due 08/15/2007 * §m	300	290
Residential Asset Mortgage Products, Inc., Series 2006-NC1, Class A1 5.04%, due 01/25/2036 *	1,000	1,000
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1 5.04%, due 01/25/2036 *	1,036	1,036
Residential Asset Securities Corp., Series 2006-EMX1, Class A1 5.04%, due 01/25/2036 *	1,028	1,028
SLM Student Loan Trust, Series 2004-8, Class A2 5.12%, due 07/25/2013 *	537	537
Small Business Administration, Series 2004-P10, Class A 4.50%, due 02/10/2014	257	244

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Soundview Home Equity Loan Trust, Series 2005-B, Class A1 5.07%, due 05/25/2035 *	$341	$341
Structured Asset Securities Corp., Series 2002-HF1, Class A 5.25%, due 01/25/2033 *	4	4
Total Asset-Backed Securities (cost: $18,731)		18,710
MUNICIPAL BONDS (0.9%)
Revenue-Education (0.1%)
Michigan State Building Authority 5.25%, due 10/15/2013	180	194
Revenue-Tobacco (0.6%)
Golden State Tobacco Securitization Corp. 6.75%, due 06/01/2039	80	89
Golden State Tobacco Securitization Corp., CA 7.90%, due 06/01/2042	35	42
Tobacco Settlement Financing Corp., LA 5.88%, due 05/15/2039	40	42
Tobacco Settlement Financing Corp., NJ 6.38%, due 06/01/2032 6.00%, due 06/01/2037	420 730	456 763
Revenue-Utilities (0.2%)
New York, NY, City Municipal Water Finance Authority 5.00%, due 06/15/2035	90	92
San Antonio, Texas, Texas Water Utility Improvements, Revenue Bonds, Series A 5.00%, due 05/15/2032	450	459
Total Municipal Bonds (cost: $1,898)		2,137
CORPORATE DEBT SECURITIES (6.1%)
Air Transportation (0.2%)
Continental Airlines, Inc. 7.06%, due 09/15/2009	200	205
UAL Corp. 6.20%, due 09/01/2008 † 6.60%, due 09/01/2013	236 103	236 103
Commercial Banks (1.5%)
China Development Bank 5.00%, due 10/15/2015	100	93
Export-Import Bank of China–144A 5.25%, due 07/29/2014	250	240
HSBC Capital Funding LP–144A 10.18%, due 06/30/2030 (a)(d)	150	211
KBC Bank Fund Trust III Preferred–144A 9.86%, due 11/02/2009 (a)(d)	15	17

	Principal	Value
Rabobank Capital Funding II–144A
5.26%, due 12/31/2013 (a)(d)	$210	$199
Rabobank Capital Funding Trust III–144A 5.25%, due 10/21/2016 (a)(d)	280	260
Rabobank Nederland–144A 5.09%, due 01/15/2009 *	1,100	1,100
Santander US Debt SA Unipersonal–144A 4.77%, due 02/06/2009 *	1,100	1,100
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(d)	150	143
Communication (0.0%)
Continental Cablevision, Inc. 8.30%, due 05/15/2006	100	100
Electric Services (0.5%)
Florida Power Corp. 4.80%, due 03/01/2013	450	424
NRG Energy, Inc. 7.25%, due 02/01/2014	600	603
PSEG Power LLC 6.95%, due 06/01/2012	210	220
Electric, Gas & Sanitary Services (0.2%)
Entergy Gulf States, Inc. 5.70%, due 06/01/2015	200	189
Niagara Mohawk Power Corp. 7.75%, due 10/01/2008	250	262
Waste Management, Inc. 6.38%, due 11/15/2012	75	77
Gas Production & Distribution (0.3%)
El Paso Energy Corp. 7.75%, due 01/15/2032 †	125	124
Ras Laffan Liquefied Natural Gas Co., Ltd.–144A 3.44%, due 09/15/2009	66	64
Sonat, Inc. 7.63%, due 07/15/2011	370	379
Southern Natural Gas Co. 8.00%, due 03/01/2032	100	107
General Obligation-City (0.1%)
Chicago, IL, Board of Education 5.00%, due 12/01/2012	255	270
Hotels & Other Lodging Places (0.3%)
Harrah's Operating Co., Inc. 7.50%, due 01/15/2009	10	10
Park Place Entertainment Corp. 7.50%, due 09/01/2009	350	369
Starwood Hotels & Resorts Worldwide, Inc. 7.88%, due 05/01/2012	200	215

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal		Value
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman–144A
5.27%, due 06/15/2011		$172	$168
Motion Pictures (0.1%)
Time Warner, Inc. 8.11%, due 08/15/2006 6.88%, due 05/01/2012		200 20	201 21
Municipal Obligations (1.2%)
Chicago, IL 6.12%, due 01/01/2014 *		2,430	2,407
Tobacco Settlement Financing Corp., VA 5.25%, due 06/01/2019 5.50%, due 06/01/2026		200 200	203 205
Oil & Gas Extraction (0.3%)
Gaz Capital for Gazprom 8.63%, due 04/28/2034		500	604
Paper & Allied Products (0.3%)
Bowater Canada Finance Corp. 7.95%, due 11/15/2011		10	10
Smurfit-Stone Container Corp. 8.38%, due 07/01/2012		600	585
Personal Credit Institutions (0.3%)
General Electric Capital Corp.
1.40%, due 11/02/2006	JPY	60,000	529
General Motors Acceptance Corp. 5.65%, due 05/18/2006 * 5.97%, due 01/16/2007 *		10 40	10 39
Petroleum Refining (0.0%)
Enterprise Products Operating, LP 4.95%, due 06/01/2010		100	97
Telecommunications (0.7%)
Cingular Wireless LLC 6.50%, due 12/15/2011		180	188
Deutsche Telekom International
Finance BV
8.13%, due 05/29/2012 (b)	EUR	124	187
France Telecom SA
6.75%, due 03/14/2008 (c)	EUR	307	407
KT Corp.–144A 4.88%, due 07/15/2015		200	183
SBC Communications, Inc. 4.13%, due 09/15/2009		575	550
Total Corporate Debt Securities (cost: $13,753)			13,914

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (1.1%)
Fannie Mae
4.74%, due 06/21/2006	$2,000	$1,986
U.S. Treasury Bill 4.51%, due 06/01/2006 d 4.50%, due 06/15/2006 dv 4.53%, due 06/15/2006 d	200 195 90	199 194 90
Total Short-Term U.S. Government Obligations (cost: $2,469)		2,469
COMMERCIAL PAPER (35.2%)
Commercial Banks (28.8%)
ASB Bank, Ltd., 144A 4.63%, due 05/10/2006	5,300	5,293
BNP Paribas Finance, Inc. 4.48%, due 05/10/2006 5.00%, due 08/28/2006	700 6,000	699 5,899
CBA (Delaware) Finance, Inc. 4.81%, due 06/20/2006	1,400	1,390
Danske Corp. 4.83%, due 06/26/2006	5,800	5,755
Dexia Delaware LLC 4.64%, due 05/15/2006 4.84%, due 06/27/2006	1,400 4,900	1,397 4,861
DNB NOR Bank ASA 4.96%, due 07/20/2006 4.99%, due 08/18/2006	4,100 1,400	4,054 1,378
General Electric Capital Corp. 4.87%, due 06/29/2006 4.98%, due 07/24/2006	1,400 1,700	1,388 1,680
HBOS Treasury Services 4.78%, due 06/09/2006 4.94%, due 07/13/2006	5,900 800	5,868 792
Nordea North America, Inc. 4.74%, due 06/02/2006	700	697
Skandinaviska Enskilda Banken AB–144A 4.78%, due 06/09/2006 4.83%, due 06/22/2006 5.00%, due 07/26/2006	1,600 800 4,300	1,591 794 4,247
Societe Generale North America, Inc. 4.94%, due 07/11/2006	5,900	5,841
Svenska Handelsbanken, Inc. 4.89%, due 07/06/2006	4,400	4,359
UBS Finance Delaware LLC 4.93%, due 07/10/2006	6,700	6,634
Westpac Trust Securities NZ, Ltd., London 4.66%, due 05/22/2006	500	499

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Holding & Other Investment Offices (2.3%)
Rabobank USA Finance Corp.
4.82%, due 05/01/2006	$5,100	$5,099
Mortgage Bankers & Brokers (0.3%)
Spintab AB 4.70%, due 05/26/2006	700	698
Oil & Gas Extraction (1.2%)
Total Capital SA, 144A 4.83%, due 05/01/2006	2,800	2,799
Security & Commodity Brokers (2.6%)
ING US Funding LLC 4.81%, due 06/19/2006	5,900	5,860
Total Commercial Paper (cost: $79,572)		79,572
CERTIFICATES OF DEPOSIT (1.0%)
Countrywide Bank NA 4.91%, due 10/18/2006	2,200	2,200
Total Certificates Of Deposit (cost: $2,200)		2,200
	Contracts w	Value
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. Treasury Long Bond Futures	27	$—	o
Call Strike $114.00
Expires 05/26/2006
Put Options (0.0%)
90-Day Euro Dollar Futures Put Strike $91.75 Expires 12/18/2006	96	1
Total Purchased Options (cost: $40)		1
	Notional Amount	Value
PURCHASED SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption §m	$4,900	1
Call Strike $5.35
Expires 06/01/2006
LIBOR Rate Swaption §m Call Strike $4.50 Expires 10/04/2006	24,000	2
LIBOR Rate Swaption §m Call Strike $4.73 Expires 02/01/2007	7,900	7
Total Purchased Swaptions (cost: $180)		10

	Principal	Value
SECURITY LENDING COLLATERAL (1.1%)
Debt (1.0%)
Bank Notes (0.1%)
Bank of America
4.81%, due 06/07/2006 *	$83	$83
4.81%, due 08/10/2006 *	81	81
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	32 97	32 97
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	81	81
Rabobank Nederland 4.87%, due 05/31/2006 *	81	81
Commercial Paper (0.0%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	48	48
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	80	80
Euro Dollar Overnight (0.2%)
Bank of Montreal 4.77%, due 05/02/2006	64	64
Dexia Group 4.78%, due 05/04/2006	81	81
Fortis Bank 4.77%, due 05/01/2006	32	32
Royal Bank of Canada 4.77%, due 05/01/2006	113	113
Royal Bank of Scotland 4.75%, due 05/03/2006	81	81
Svenska Handlesbanken 4.82%, due 05/01/2006	62	62
Euro Dollar Terms (0.3%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	64	64
Bank of the West 4.94%, due 06/16/2006	64	64
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	97 32	97 32
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	48	48
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	48	48

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Fortis Bank
4.83%, due 05/08/2006	$32	$32
Lloyds TSB Bank 4.81%, due 05/11/2006	48	48
Royal Bank of Scotland 4.87%, due 05/12/2006	64	64
Societe Generale 4.79%, due 05/10/2006	80	80
UBS AG 4.95%, due 06/20/2006	80	80
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $109 on 05/01/2006	109	109
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $236 on 05/01/2006	236	236
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $4 on 05/01/2006	4	4
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $241 on 05/01/2006	241	241
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $113 on 05/01/2006	113	113
	Shares	Value
Investment Companies (0.1%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	128,657	$129
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	34,231	34
Total Security Lending Collateral (cost: $2,539)		2,539
Total Investment Securities (cost: $266,266)		$264,649
	Contracts w	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	38	$(1)
Call Strike $109.00 Expires 05/26/2006
Total Written Options (premiums: $27)		(1)

	Notional Amount	Value
WRITTEN SWAPTIONS (0.0%)
Covered Call Swaptions (0.0%)
LIBOR Rate Swaption m	$8,900	$(2)
Call Strike $5.25
Expires 06/01/2006
LIBOR Rate Swaption m Call Strike $4.54 Expires 10/04/2006	11,000	(2)
LIBOR Rate Swaption m Call Strike $4.78 Expires 02/01/2007	3,400	(7)
Total Written Swaptions (premiums: $190)		(11)
SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.58% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Morgan Stanley Capital Services, Inc. §	06/20/2006	$500	$1
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012 Counterparty: Lehman Brothers Special Financing, Inc.	06/20/2007	300	(1)
Receive a fixed rate equal to 2.80% and the Fund will pay to the counterparty at the notional amount in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012. Counterparty: JP Morgan Chase Bank §	06/20/2006	800	1
Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/312030. Counterparty: Goldman Sachs International §	03/20/2007	425	1

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

8

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International §	03/20/2007	$175	$1
Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: JP Morgan Chase bank §	05/20/2007	300	1
Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG §	10/15/2010	2,100	1
Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas §m	10/15/2010	2,000	1
Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barlcays Bank PLC §m	10/15/2010	1,000	—	o
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	06/21/2011	800	(14)
Receive a floating rate based on 3-month U.S. Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP §	06/21/2016	2,200	74

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a floating rate based on 3-month U.S. Dollar–LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/21/2016	$8,200	$275
Receive a floating rate based on 6-month British Pound–LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barlcays Bank PLC §m	12/15/2035	400	26
Receive a floating rate based on 6-month British Pound–LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	12/15/2035	1,000	62
Receive a floating rate based on 6-month Japanese Yen–LIBOR and pay a fixed rate equal to 2.00%. Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2013	140,000	28
Receive a floating rate based on 6-month British Pound–LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	06/21/2036	400	60
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Citibank	06/21/2011	11,300	(115)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	06/21/2013	100	(3)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	06/21/2011	19,500	(489)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: UBS AG	06/21/2011	6,000	(151)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	12/15/2035	5,900	(237)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Deutsche Bank AG	06/21/2011	$5,600	$(42)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month British Pound–LIBOR. Counterparty: HSBC Bank USA, N.A.	09/18/2010	1,500	(28)
Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar–LIBOR. Counterparty: Lehman Brothers Special Financing, Inc.	06/21/2011	10,500	(55)
Total Swap Agreements (premium $165)		$221,000	$(603)
FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	1	06/20/2006	$1,161	$(19)
10 Year U.S. Treasury Note	270	06/30/2006	28,506	(517)
2 Year U.S. Treasury Note	(85)	06/30/2006	(17,317)	40
5 Year U.S. Treasury Note	196	07/06/2006	20,415	(178)
90-Day Euro Dollar	97	06/19/2006	22,991	(213)
90-Day Euro Dollar	80	12/18/2006	18,951	(102)
90-Day Euro Dollar	176	06/18/2007	41,716	(8)
Euro-BOBL	(19)	06/12/2006	(2,619)	12
U.S. Treasury Long Bond	(62)	06/30/2006	(6,624)	288
			$107,180	$(697)
FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(9,594)	07/31/2006	$(11,968)	$(183)
Japanese Yen	18,000	05/08/2006	158	—	o
Japanese Yen	17,504	05/15/2006	151	3
Japanese Yen	(18,000)	05/15/2006	(158)	—	o
			$(11,817)	$(180)

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

10

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $2,437.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

o  Value is less than $1.

§  Security is deemed to be illiquid.

(a)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of April 30, 2006.

(b)  Deutsche Telekom International Finance BV coupon steps up by 50 BP for each rating downgrade by Standard & Poor's or Moody's for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade above Baa2/BBB.

(c)  Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch above or below A-/A3.

(d)  The security has a perpetual maturity. The date shown is the next call date.

d  At April 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open future contracts. The value of all securities segregated at April 30, 2006, is $468.

v  At April 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2006, is $15.

††  Cash collateral for the Repurchase Agreements, valued at $724, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

w  Contract amounts are not in thousands.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

#  Aggregate cost for Federal income tax purposes is $266,433. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,202 and $2,986, respectively. Net unrealized depreciation for tax purposes is $1,784.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $19,537 or 8.6% of the net assets of the Fund.

EUR  Euro

JPY  Japanese Yen

LIBOR  London Interbank Offer Rate

RACERS  Restructured Asset Certificates with Enhanced Returns

TBA  Mortgage-backed securities traded under delayed delivery commitments. Income on TBA's are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $266,266) (including securities loaned of $2,437)	$264,649
Cash	4,669
Foreign currency (cost: $460)	472
Receivables:
Investment securities sold	51,584
Shares of beneficial interest sold	576
Interest	963
Variation margin	89
Unrealized appreciation on forward foreign currency contracts	3
Other	6
323,011
Liabilities:
Investment securities purchased	92,943
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	193
Management and advisory fees	129
Swap contract interest	36
Transfer agent fees	12
Administration fees	4
Payable for collateral for securities on loan	2,539
Unrealized depreciation on forward foreign currency contracts	183
Written options and swaptions (premiums $217)	12
Swap agreements at value (premium $165)	768
Other	32
96,851
Net Assets	$226,160
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$229,455
Distributable net investment income (loss)	414
Accumulated net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	(833)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,617)
Futures contracts	(697)
Written option and swaption contracts	205
Swap agreements	(603)
Translation of assets and liabilities denominated in foreign currencies	(164)
Net Assets	$226,160
Net Assets by Class:
Class A	$6,256
Class B	16,725
Class C	6,975
Class I	196,204
Shares Outstanding:
Class A	620
Class B	1,657
Class C	693
Class I	19,466
Net Asset Value Per Share:
Class A	$10.09
Class B	10.09
Class C	10.06
Class I	10.08
Maximum Offering Price Per Share (a):
Class A	$10.59

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$4,752
Expenses:
Management and advisory fees	715
Distribution and service fees:
Class A	26
Class B	68
Class C	29
Transfer agent fees:
Class A	12
Class B	23
Class C	9
Class I	– (c)
Printing and shareholder reports	7
Custody fees	40
Administration fees	20
Legal fees	5
Audit fees	9
Trustees fees	4
Registration fees	5
Other	2
Total expenses	974
Net Investment Income (Loss)	3,778
Net Realized Gain (Loss) from:
Investment securities	(387)
Futures contracts	(1,143)
Written option and swaption contracts	110
Swap agreements	116
Foreign currency transactions	(540)
(1,844)
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(383)
Futures contracts	473
Written option and swaption contracts	134
Swap agreements	(676)
Translation of assets and liabilities denominated in foreign currencies	(93)
(545)
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Option and Swaption Contracts, Swaps and Foreign Currency Transactions	(2,389)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,389

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

12

TA IDEX PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$3,778	$3,671
Net realized gain (loss) from investment securities, futures contracts, written options and swaptions, swaps and foreign currency transactions	(1,844)	1,558
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options and swaptions, swaps and foreign currency translation	(545)	(4,099)
	1,389	1,130
Distributions to Shareholders:
From net investment income:
Class A	(336)	(3,336)
Class B	(247)	(430)
Class C	(108)	(197)
Class I	(2,736)	–
	(3,427)	(3,963)
From net realized gains:
Class A	–	(1,399)
Class B	–	(337)
Class C	–	(149)
	–	(1,885)
Capital Share Transactions:
Proceeds from shares sold:
Class A	214	21,913
Class B	128	2,672
Class C	147	1,559
Class I	194,792	–
	195,281	26,144
Dividends and distributions reinvested:
Class A	322	4,692
Class B	179	567
Class C	94	302
Class I	2,736	–
	3,331	5,561
Cost of shares redeemed:
Class A	(119,688)	(3,417)
Class B	(5,549)	(8,606)
Class C	(2,838)	(4,738)
	(128,075)	(16,761)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Automatic conversions:
Class A	$18	$–
Class B	(18)	–
	–	–
	70,537	14,944
Net increase (decrease) in net assets	68,499	10,226
Net Assets:
Beginning of period	157,661	147,435
End of period	$226,160	$157,661
Distributable Net Investment Income (Loss)	$414	$63
Share Activity:
Shares issued:
Class A	21	2,110
Class B	12	257
Class C	15	150
Class I	19,196	–
	19,244	2,517
Shares issued–reinvested from distributions:
Class A	32	454
Class B	18	55
Class C	9	29
Class I	270	–
	329	538
Shares redeemed:
Class A	(11,823)	(329)
Class B	(544)	(829)
Class C	(280)	(458)
	(12,647)	(1,616)
Automatic conversions:
Class A	2	–
Class B	(2)	–
	–	–
Net increase (decrease) in shares outstanding:
Class A	(11,768)	2,235
Class B	(516)	(517)
Class C	(256)	(279)
Class I	19,466	–
	6,926	1,439

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

13

TA IDEX PIMCO Total Return

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$10.16	$0.18	$(0.11)	$0.07	$(0.14)	$–	$(0.14)	$10.09
	10/31/2005	10.48	0.26	(0.17)	0.09	(0.28)	(0.13)	(0.41)	10.16
	10/31/2004	10.52	0.12	0.36	0.48	(0.14)	(0.38)	(0.52)	10.48
	10/31/2003	10.32	0.20	0.39	0.59	(0.25)	(0.14)	(0.39)	10.52
	10/31/2002	10.00	0.13	0.28	0.41	(0.09)	–	(0.09)	10.32
Class B	4/30/2006	10.18	0.15	(0.11)	0.04	(0.13)	–	(0.13)	10.09
	10/31/2005	10.48	0.17	(0.16)	0.01	(0.18)	(0.13)	(0.31)	10.18
	10/31/2004	10.51	0.07	0.36	0.43	(0.08)	(0.38)	(0.46)	10.48
	10/31/2003	10.32	0.13	0.38	0.51	(0.18)	(0.14)	(0.32)	10.51
	10/31/2002	10.00	0.09	0.29	0.38	(0.06)	–	(0.06)	10.32
Class C	4/30/2006	10.15	0.15	(0.11)	0.04	(0.13)	–	(0.13)	10.06
	10/31/2005	10.47	0.16	(0.16)	–	(0.19)	(0.13)	(0.32)	10.15
	10/31/2004	10.51	0.04	0.38	0.42	(0.08)	(0.38)	(0.46)	10.47
	10/31/2003	10.38	0.13	0.32	0.45	(0.18)	(0.14)	(0.32)	10.51
Class I	4/30/2006	10.12	0.18	(0.07)	0.11	(0.15)	–	(0.15)	10.08

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	0.60%	$6,256	1.26%	1.26%	3.51%	295%
	10/31/2005	0.86	125,910	1.20	1.20	2.55	459
	10/31/2004	4.78	106,366	1.34	1.34	1.19	385
	10/31/2003	5.88	56,452	1.43	1.43	1.91	326
	10/31/2002	4.13	40,767	1.65	1.81	2.28	240
Class B	4/30/2006	0.39	16,725	1.73	1.73	2.91	295
	10/31/2005	0.07	22,116	2.06	2.06	1.64	459
	10/31/2004	4.30	28,219	1.92	1.92	0.64	385
	10/31/2003	5.08	34,547	2.08	2.08	1.26	326
	10/31/2002	3.80	30,909	2.30	2.46	1.63	240
Class C	4/30/2006	0.41	6,975	1.69	1.69	2.96	295
	10/31/2005	– (h)	9,635	2.11	2.11	1.58	459
	10/31/2004	4.10	12,850	2.09	2.09	0.41	385
	10/31/2003	4.47	5,231	2.08	2.08	1.25	326
Class I	4/30/2006	1.13	196,204	0.79	0.79	3.85	295

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

14

TA IDEX PIMCO Total Return

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX PIMCO Total Return ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

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15

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX PIMCO Total Return (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Classes A, B and C are closed to new investors. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

TBA purchase commitments: The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

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TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $1, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2006, are listed in the Schedule of Investments.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay/receive interest in exchange for a market-linked return, both based on notional amounts. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Entering into these agreements involves elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain or loss on the Statement of Operations.

Open swaps agreements at April 30, 2006, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2006, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the Statement of Assets and Liabilities. Variation margin represents the additional

Transamerica IDEX Mutual Funds

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17

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

payment due or excess deposits made in order to maintain the equity account at the required margin level.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

Transactions in written options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2005	$37	132
Sales	33	62
Closing Buys	(24)	(90)
Expirations	(19)	(66)
Exercised	–	–
Balance at April 30, 2006	$27	38

*  Contracts not in thousands

Swaptions contracts: The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance fund yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a variable rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is treated as a realized gain or loss.

Transactions in written swaptions were as follows:

	Premium	Notional Amount
Beginning Balance October 31, 2005	$196	20,000
Sales	61	12,300
Closing Buys	(67)	(9,000)
Expirations	–	–
Exercised	–	–
Balance at April 30, 2006	$190	23,300

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$30,852	13.64%
TA IDEX Asset Allocation– Moderate Portfolio	103,235	45.65%
TA IDEX Asset Allocation– Moderate Growth Portfolio	62,126	27.47%
Total	$196,213	86.76%

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18

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.70% of the first $250 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.30% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$3
Retained by Underwriter	1
Contingent Deferred Sales Charge	6

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $42 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $6.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$70,793
U.S. Government	465,913
Proceeds from maturities and sales of securities:
Long-Term	41,979
U.S. Government	441,507

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, capital loss carryforwards, swap contracts, distribution reclassifications, futures, options and foreign currency transactions.

The capital loss carryforward is available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$203	October 31, 2013

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19

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

20

TA IDEX PIMCO Total Return

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX PIMCO Total Return (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Pacific Investment Management Company LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, transfer agency, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved acceptable investment performance, noting that although the performance of the Fund has been trailing the benchmark index over the past one-, two- and three-year periods, its performance has been at median relative to its peers over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

21

TA IDEX PIMCO Total Return (continued)

services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows, notwithstanding the absence of asset-based breakpoints in the Fund's sub-advisory fees. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

22

TA IDEX Protected Principal Stock

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,049.80	1.95%	$9.91
Hypothetical (b)	1,000.00	1,015.12	1.95	9.74
Class B
Actual	1,000.00	1,046.70	2.60	13.19
Hypothetical (b)	1,000.00	1,011.90	2.60	12.97
Class C
Actual	1,000.00	1,046.80	2.60	13.19
Hypothetical (b)	1,000.00	1,011.90	2.60	12.97
Class M
Actual	1,000.00	1,046.70	2.53	12.84
Hypothetical (b)	1,000.00	1,012.25	2.53	12.62

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.8%) l
Aerospace (1.8%)
Boeing Co. (The)	3,000	$250
General Dynamics Corp.	1,400	92
Goodrich Corp.	500	22
Lockheed Martin Corp.	1,300	99
Northrop Grumman Corp.	1,270	85
Textron, Inc.	500	45
United Technologies Corp.	3,600	226
Air Transportation (0.4%)
FedEx Corp.	1,100	127
Southwest Airlines Co.	2,500	41
Amusement & Recreation Services (0.6%)
Disney (Walt) Co. (The)	7,400	207
Harrah's Entertainment, Inc.	700	57
Apparel & Accessory Stores (0.4%)
Gap (The), Inc.	2,000	36
Kohl's Corp. ‡	1,100	61
Limited Brands, Inc.	1,100	28
Nordstrom, Inc.	900	35
Apparel Products (0.2%)
Cintas Corp.	500	21
Jones Apparel Group, Inc.	500	17
Liz Claiborne, Inc.	400	16
V.F. Corp.	400	24
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	200	10
Automotive (0.6%)
Ford Motor Co.	7,200	50
General Motors Corp.	2,100	48
Genuine Parts Co.	700	31
Harley-Davidson, Inc.	1,000	51
ITT Industries, Inc.	700	39
Navistar International Corp. ‡	200	5
PACCAR, Inc.	700	50
Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. ‡	750	17
AutoZone, Inc. ‡	200	19
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	2,900	129
Brown-Forman Corp.–Class B	300	22
Coca-Cola Co. (The)	7,800	327
Coca-Cola Enterprises, Inc.	1,100	21
Constellation Brands, Inc.–Class A ‡	800	20

	Shares	Value
Beverages (continued)
Molson Coors Brewing Co.–Class B	200	$15
Pepsi Bottling Group, Inc.	500	16
PepsiCo, Inc.	6,200	361
Business Credit Institutions (0.4%)
CIT Group, Inc.	800	43
Freddie Mac	2,600	159
Business Services (1.7%)
Cendant Corp.	3,600	63
Clear Channel Communications, Inc.	1,800	51
Convergys Corp. ‡	600	12
eBay, Inc. ‡	4,100	141
Equifax, Inc.	500	19
Fannie Mae	3,600	182
First Data Corp.	2,795	133
Interpublic Group of Cos., Inc. ‡	1,400	13
Monster Worldwide, Inc. ‡	500	29
Moody's Corp.	900	56
Omnicom Group, Inc.	700	63
Robert Half International, Inc.	700	30
Chemicals & Allied Products (3.5%)
Air Products & Chemicals, Inc.	900	62
Alberto Culver Co.–Class B	300	13
Avon Products, Inc.	1,500	49
Clorox Co.	600	39
Colgate-Palmolive Co.	1,800	106
Dow Chemical Co. (The)	3,600	146
du Pont (E.I.) de Nemours & Co.	3,500	154
Eastman Chemical Co.	300	16
Ecolab, Inc.	700	26
International Flavors & Fragrances, Inc.	300	11
Lauder (Estee) Cos., Inc. (The)–Class A	450	17
Monsanto Co.	971	81
PPG Industries, Inc.	700	47
Praxair, Inc.	1,200	67
Procter & Gamble Co.	12,302	716
Rohm & Haas Co.	600	30
Sherwin-Williams Co. (The)	400	20
Commercial Banks (10.0%)
AmSouth Bancorp	1,100	32
Bank of America Corp.	17,522	875
Bank of New York Co., Inc. (The)	2,900	102
BB&T Corp.	1,900	82
Citigroup, Inc.	18,800	939
Comerica, Inc.	700	40
Compass Bancshares, Inc.	500	27

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Commercial Banks (continued)
Fifth Third Bancorp	1,900	$77
First Horizon National Corp.	500	21
Huntington Bancshares, Inc.	900	22
JP Morgan Chase & Co.	13,048	592
KeyCorp	1,300	50
M&T Bank Corp.	300	36
Marshall & IIsley Corp.	800	37
Mellon Financial Corp.	1,400	53
National City Corp.	1,900	70
North Fork Bancorp, Inc.	1,600	48
Northern Trust Corp.	700	41
PNC Financial Services Group, Inc.	1,100	79
Regions Financial Corp.	1,681	61
State Street Corp.	1,200	78
SunTrust Banks, Inc.	1,300	101
Synovus Financial Corp.	1,100	31
US Bancorp	6,800	214
Wachovia Corp.	6,202	371
Wells Fargo & Co.	6,300	433
Zions Bancorp	400	33
Communication (0.6%)
Comcast Corp.–Class A ‡	8,119	251
Communications Equipment (2.1%)
ADC Telecommunications, Inc. ‡	442	10
Andrew Corp. ‡	600	6
Avaya, Inc. ‡	1,400	17
CIENA Corp. ‡	2,000	8
Comverse Technology, Inc. ‡	800	18
Corning, Inc. ‡	5,900	163
L-3 Communications Holdings, Inc.	500	41
Lucent Technologies, Inc. ‡	16,900	47
Motorola, Inc.	9,300	199
Network Appliance, Inc. ‡	1,200	44
QUALCOMM, Inc.	6,200	318
Rockwell Collins, Inc.	700	40
Tellabs, Inc. ‡	1,500	24
Computer & Data Processing Services (5.1%)
Adobe Systems, Inc. ‡	2,100	82
Affiliated Computer Services, Inc.–Class A ‡	450	25
Autodesk, Inc. ‡	900	38
Automatic Data Processing, Inc.	2,000	88
BMC Software, Inc. ‡	900	19
CA, Inc.	1,500	38
Citrix Systems, Inc. ‡	700	28
Computer Sciences Corp. ‡	700	41

	Shares	Value
Computer & Data Processing Services (continued)
Compuware Corp. ‡	1,200	$9
Electronic Arts, Inc. ‡	1,100	62
Electronic Data Systems Corp.	1,800	49
Fiserv, Inc. ‡	700	32
Google, Inc.–Class A ‡	800	334
IMS Health, Inc.	800	22
Intuit, Inc. ‡	700	38
Microsoft Corp.	33,550	810
NCR Corp. ‡	700	28
Novell, Inc. ‡	1,400	12
Oracle Corp. ‡	14,356	209
Parametric Technology Corp. ‡	440	7
Sabre Holdings Corp.	500	12
Sun Microsystems, Inc. ‡	12,900	65
Symantec Corp. ‡	3,623	59
Unisys Corp. ‡	1,100	7
VeriSign, Inc. ‡	1,000	24
Yahoo!, Inc. ‡	4,900	161
Computer & Office Equipment (4.5%)
Apple Computer, Inc. ‡	3,100	218
Cisco Systems, Inc. ‡	22,800	478
Dell, Inc. ‡	8,800	231
EMC Corp. ‡	9,000	122
Gateway, Inc. ‡	1,000	2
Hewlett-Packard Co.	10,800	351
International Business Machines Corp.	6,100	502
Jabil Circuit, Inc. ‡	700	27
Lexmark International, Inc. ‡	500	24
Pitney Bowes, Inc.	900	38
Sandisk Corp. ‡	500	32
Symbol Technologies, Inc.	1,005	11
Construction (0.2%)
Centex Corp.	500	28
Fluor Corp.	300	28
KB Home	300	18
Pulte Homes, Inc.	900	34
Department Stores (0.4%)
Dillard's, Inc.–Class A	200	5
Federated Department Stores, Inc.	1,142	89
JC Penney Co., Inc.	900	59
TJX Cos., Inc.	1,700	41
Diversified (0.3%)
Honeywell International, Inc.	3,100	132

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Drug Stores & Proprietary Stores (0.5%)
CVS Corp.	3,000	$89
Walgreen Co.	3,600	151
Educational Services (0.1%)
Apollo Group, Inc.–Class A ‡	600	33
Electric Services (2.1%)
AES Corp. (The) ‡	2,300	39
Allegheny Energy, Inc. ‡	600	21
American Electric Power Co., Inc.	1,300	44
CenterPoint Energy, Inc.	1,100	13
CMS Energy Corp. ‡	900	12
Consolidated Edison, Inc.	1,000	43
Constellation Energy Group, Inc.	700	38
Dominion Resources, Inc.	1,100	82
DTE Energy Co.	700	29
Duke Energy Corp.	4,748	138
Edison International	1,200	48
FirstEnergy Corp.	1,200	61
FPL Group, Inc.	1,300	51
Pinnacle West Capital Corp.	400	16
PPL Corp.	1,200	35
Progress Energy, Inc.	1,000	43
Sempra Energy	1,000	46
Southern Co. (The)	2,800	90
TECO Energy, Inc.	800	13
TXU Corp.	1,600	79
Xcel Energy, Inc.	1,300	25
Electric, Gas & Sanitary Services (1.0%)
Allied Waste Industries, Inc. ‡	900	13
Ameren Corp.	800	40
Entergy Corp.	800	56
Exelon Corp.	2,500	135
NiSource, Inc.	1,000	21
PG&E Corp.	1,100	44
Public Service Enterprise Group, Inc.	1,000	63
Waste Management, Inc.	1,900	71
Electronic & Other Electric Equipment (3.5%)
Cooper Industries, Ltd.–Class A	400	37
Emerson Electric Co.	1,500	127
General Electric Co.	39,250	1,358
Harman International Industries, Inc.	200	18
Whirlpool Corp.	335	30
Electronic Components & Accessories (3.2%)
Advanced Micro Devices, Inc. ‡	1,500	49
Altera Corp. ‡	1,300	28

	Shares	Value
Electronic Components & Accessories (continued)
American Power Conversion Corp.	700	$16
Analog Devices, Inc.	1,200	46
Applied Micro Circuits Corp. ‡	1,100	4
Broadcom Corp.–Class A ‡	1,600	66
Freescale Semiconductor, Inc.–Class B ‡	1,358	43
Intel Corp.	22,100	442
JDS Uniphase Corp. ‡	6,400	22
Linear Technology Corp.	1,100	39
LSI Logic Corp. ‡	1,300	14
Maxim Integrated Products, Inc.	1,200	42
Micron Technology, Inc. ‡	2,200	37
Molex, Inc.	600	22
National Semiconductor Corp.	1,100	33
Novellus Systems, Inc. ‡	500	12
NVIDIA Corp. ‡	1,400	41
PMC-Sierra, Inc. ‡	700	9
QLogic Corp. ‡	600	12
Sanmina-SCI Corp. ‡	1,800	9
Solectron Corp. ‡	3,500	14
Texas Instruments, Inc.	6,100	212
Tyco International, Ltd.	7,600	200
Xilinx, Inc.	1,100	30
Entertainment (0.1%)
International Game Technology	1,200	46
Fabricated Metal Products (0.2%)
Fortune Brands, Inc.	600	48
Parker Hannifin Corp.	500	41
Finance (1.6%)
SPDR Trust Series 1	5,465	718
Food & Kindred Products (2.3%)
Altria Group, Inc.	7,900	578
Archer-Daniels-Midland Co.	2,300	84
Campbell Soup Co.	700	23
ConAgra Foods, Inc.	1,800	41
General Mills, Inc.	1,100	54
Hercules, Inc. ‡	400	6
Hershey Co. (The)	700	37
HJ Heinz Co.	1,200	50
Kellogg Co.	1,000	46
McCormick & Co., Inc.	500	17
Sara Lee Corp.	2,800	50
Tyson Foods, Inc.–Class A	1,000	15
WM Wrigley Jr. Co.	700	33
WM Wrigley Jr. Co.–Class B	175	8

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Food Stores (0.3%)
Albertson's, Inc.	1,200	$30
Kroger Co. ‡	2,700	55
Safeway, Inc.	1,500	38
Whole Foods Market, Inc.	550	34
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	800	65
Leggett & Platt, Inc.	700	19
Masco Corp.	1,400	45
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. ‡	1,000	38
Gas Production & Distribution (0.4%)
Dynegy, Inc.–Class A ‡	1,100	5
El Paso Corp.	2,300	30
KeySpan Corp.	700	28
Kinder Morgan, Inc.	400	35
Nicor, Inc.	200	8
Peoples Energy Corp.	200	7
Williams Cos., Inc. (The)	2,200	48
Health Services (0.7%)
Caremark Rx, Inc. ‡	1,500	68
Coventry Health Care, Inc. ‡	600	30
Express Scripts, Inc. ‡	600	47
HCA, Inc.	1,400	61
Health Management Associates, Inc.–Class A	1,000	21
Laboratory Corp. of America Holdings ‡	500	29
Manor Care, Inc.	300	13
Quest Diagnostics, Inc.	700	39
Tenet Healthcare Corp. ‡	1,600	13
Holding & Other Investment Offices (0.5%)
Apartment Investment & Management Co.–Class A	340	15
Archstone-Smith Trust REIT	800	39
Equity Residential	1,200	54
Kimco Realty Corp. REIT	800	30
Plum Creek Timber Co., Inc.	700	25
Public Storage, Inc.	300	23
Vornado Realty Trust REIT	500	48
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,200	32
Marriott International, Inc.–Class A	700	51
Starwood Hotels & Resorts Worldwide, Inc.	900	52
Industrial Machinery & Equipment (1.9%)
American Standard Cos., Inc.	700	30
Applied Materials, Inc.	6,100	110

	Shares	Value
Industrial Machinery & Equipment (continued)
Baker Hughes, Inc.	1,100	$89
Black & Decker Corp.	300	28
Caterpillar, Inc.	2,400	182
Cummins, Inc.	200	21
Deere & Co.	1,000	88
Dover Corp.	800	40
Eaton Corp.	600	46
Illinois Tool Works, Inc.	800	82
Ingersoll-Rand Co.–Class A	1,200	53
National Oilwell Varco, Inc. ‡	700	48
Pall Corp.	500	15
Stanley Works (The)	300	16
Instruments & Related Products (1.1%)
Agilent Technologies, Inc. ‡	1,500	58
Bausch & Lomb, Inc.	200	10
Danaher Corp.	900	58
Eastman Kodak Co.	1,100	30
Fisher Scientific International ‡	500	35
KLA-Tencor Corp.	800	39
PerkinElmer, Inc.	500	11
Raytheon Co.	1,500	66
Rockwell Automation, Inc.	700	51
Snap-On, Inc.	200	8
Tektronix, Inc.	300	11
Teradyne, Inc. ‡	800	13
Thermo Electron Corp. ‡	600	23
Waters Corp. ‡	400	18
Xerox Corp. ‡	3,500	49
Insurance (4.5%)
ACE, Ltd.	1,200	67
Aetna, Inc.	2,000	77
AFLAC, Inc.	1,700	81
Allstate Corp. (The)	2,300	130
AMBAC Financial Group, Inc.	400	33
American International Group, Inc.	9,700	633
Chubb Corp.	1,600	82
Cigna Corp.	500	54
Cincinnati Financial Corp.	682	29
Loews Corp.	500	53
MBIA, Inc.	500	30
MGIC Investment Corp.	400	28
Principal Financial Group	1,000	51
Progressive Corp. (The)	800	87
SAFECO Corp.	500	26
St. Paul Travelers Cos., Inc. (The)	2,447	108
UnitedHealth Group, Inc.	5,300	264

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Insurance (continued)
UnumProvident Corp.	1,100	$22
WellPoint, Inc. ‡	2,300	163
XL Capital, Ltd.–Class A	700	46
Insurance Agents, Brokers & Service (0.5%)
AON Corp.	1,200	50
Hartford Financial Services Group, Inc. (The)	1,100	101
Humana, Inc. ‡	600	27
Marsh & McLennan Cos., Inc.	1,900	58
Leather & Leather Products (0.1%)
Coach, Inc. ‡	1,400	46
Life Insurance (0.9%)
Genworth Financial, Inc.–Class A	1,200	40
Lincoln National Corp.	1,149	67
Metlife, Inc.	2,800	146
Prudential Financial, Inc.	1,700	133
Torchmark Corp.	400	24
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	8,200	327
Lowe's Cos., Inc.	2,900	183
Lumber & Wood Products (0.2%)
Louisiana-Pacific Corp.	400	11
Weyerhaeuser Co.	900	63
Management Services (0.1%)
Paychex, Inc.	1,200	48
Medical Instruments & Supplies (1.6%)
Applera Corp.–Applied Biosystems Group	700	20
Bard, (C.R.) Inc.	400	30
Baxter International, Inc.	2,300	87
Becton Dickinson & Co.	1,000	63
Biomet, Inc.	1,000	37
Boston Scientific Corp. ‡	4,215	98
Medtronic, Inc.	4,300	216
Millipore Corp. ‡	200	15
St. Jude Medical, Inc. ‡	1,200	47
Stryker Corp.	1,100	48
Zimmer Holdings, Inc. ‡	900	57
Metal Cans & Shipping Containers (0.0%)
Ball Corp.	400	16
Metal Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.–Class B	700	45
Newmont Mining Corp.	1,500	88
Phelps Dodge Corp.	800	69

	Shares	Value
Mining (0.1%)
Vulcan Materials Co.	400	$34
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	2,100	85
Motion Pictures (1.0%)
News Corp., Inc.–Class A	9,000	154
Time Warner, Inc.	17,000	296
Office Property (0.1%)
Boston Properties, Inc. REIT	300	26
Equity Office Properties Trust	1,300	42
Oil & Gas Extraction (3.0%)
Anadarko Petroleum Corp.	900	94
Apache Corp.	1,210	86
BJ Services Co.	1,200	46
Chesapeake Energy Corp.	1,250	40
Devon Energy Corp.	1,500	90
EOG Resources, Inc.	1,000	70
Halliburton Co.	1,900	148
Kerr-McGee Corp.	500	50
Nabors Industries, Ltd. ‡	1,200	45
Noble Corp.	500	39
Occidental Petroleum Corp.	1,400	144
Rowan Cos., Inc.	400	18
Schlumberger, Ltd.	4,300	297
Transocean, Inc. ‡	1,200	97
Weatherford International, Ltd. ‡	1,100	58
XTO Energy, Inc.	1,133	48
Paper & Allied Products (1.1%)
3M Co.	2,700	231
Avery Dennison Corp.	400	25
Bemis Co.	400	13
International Paper Co.	1,800	65
Kimberly-Clark Corp.	1,600	94
MeadWestvaco Corp.	700	20
OfficeMax, Inc.	300	12
Pactiv Corp. ‡	600	15
Temple-Inland, Inc.	400	19
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	1,100	95
SLM Corp.	1,400	74
Personal Services (0.1%)
H&R Block, Inc.	1,200	27
Petroleum Refining (6.0%)
Amerada Hess Corp.	300	43
Ashland, Inc.	300	20

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Petroleum Refining (continued)
Chevron Corp.	8,341	$509
ConocoPhillips	6,217	416
Exxon Mobil Corp.	22,700	1,432
Marathon Oil Corp.	1,170	93
Murphy Oil Corp.	700	35
Sunoco, Inc.	500	41
Valero Energy Corp.	2,300	149
Pharmaceuticals (8.0%)
Abbott Laboratories	6,000	256
Allergan, Inc.	500	51
AmerisourceBergen Corp.	800	35
Amgen, Inc. ‡	4,172	282
Barr Pharmaceuticals, Inc. ‡	250	15
Biogen Idec, Inc. ‡	1,200	54
Bristol-Myers Squibb Co.	7,400	188
Cardinal Health, Inc.	1,400	94
Forest Laboratories, Inc. ‡	1,200	48
Genzyme Corp. ‡	1,000	61
Gilead Sciences, Inc. ‡	1,700	98
Hospira, Inc. ‡	620	24
Johnson & Johnson	11,100	651
King Pharmaceuticals, Inc. ‡	1,000	17
Lilly (Eli) & Co.	4,000	212
McKesson Corp.	1,100	53
Medco Health Solutions, Inc. ‡	1,153	61
MedImmune, Inc. ‡	1,000	31
Merck & Co., Inc.	8,400	289
Mylan Laboratories	900	20
Pfizer, Inc.	27,540	698
Schering-Plough Corp.	5,800	112
Sigma-Aldrich Corp.	300	21
Watson Pharmaceuticals, Inc. ‡	400	11
Wyeth	5,200	253
Primary Metal Industries (0.5%)
Alcoa, Inc.	3,300	111
Allegheny Technologies, Inc.	300	21
Engelhard Corp.	500	19
Nucor Corp.	600	65
United States Steel Corp.	400	27
Printing & Publishing (0.7%)
CBS Corp.–Class B	2,850	73
Dow Jones & Co., Inc.	200	7
Gannett Co., Inc.	1,000	55
Knight-Ridder, Inc.	300	19
McGraw-Hill Cos., Inc. (The)	1,200	67
Meredith Corp.	200	10
New York Times Co.–Class A	600	15
RR Donnelley & Sons Co.	900	30
Scripps (E.W.) Co. (The)	300	14
Tribune Co.	1,000	29

	Shares	Value
Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.–Class A ‡	900	$32
Viacom, Inc.–Class B ‡	2,850	114
Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	1,350	76
Circuit City Stores, Inc.	600	17
RadioShack Corp.	500	9
Railroads (0.7%)
Burlington Northern Santa Fe Corp.	1,200	95
CSX Corp.	900	62
Norfolk Southern Corp.	1,500	81
Union Pacific Corp.	1,000	91
Regional Mall (0.1%)
Simon Property Group, Inc.	700	57
Residential Building Construction (0.1%)
DR Horton, Inc.	1,000	30
Lennar Corp.–Class A	500	27
Restaurants (0.8%)
Darden Restaurants, Inc.	500	20
McDonald's Corp.	4,900	169
Starbucks Corp. ‡	2,700	101
Wendy's International, Inc.	500	31
Yum! Brands, Inc.	1,000	52
Retail Trade (2.1%)
Amazon.com, Inc. ‡	1,100	39
Big Lots, Inc. ‡	500	7
Costco Wholesale Corp.	1,600	87
Dollar General Corp.	1,200	21
Family Dollar Stores, Inc.	600	15
Office Depot, Inc. ‡	1,100	45
Sears Holdings Corp. ‡	383	55
Staples, Inc.	2,750	73
Target Corp.	3,500	186
Tiffany & Co.	600	21
Wal-Mart Stores, Inc.	9,400	423
Rubber & Misc. Plastic Products (0.3%)
Cooper Tire & Rubber Co.	200	3
Goodyear Tire & Rubber Co. (The) ‡	700	10
Newell Rubbermaid, Inc.	1,000	27
NIKE, Inc.–Class B	800	65
Sealed Air Corp.	300	16
Savings Institutions (0.5%)
Golden West Financial Corp.	1,100	79
Sovereign Bancorp, Inc.	1,100	24
Washington Mutual, Inc.	3,240	146

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Security & Commodity Brokers (3.4%)
American Express Co.	4,400	$237
Ameriprise Financial, Inc.	920	45
Bear Stearns Cos. Inc. (The)	500	71
Charles Schwab Corp. (The)	3,600	64
E*TRADE Financial Corp. ‡	1,350	34
Federated Investors, Inc.–Class B	350	12
Franklin Resources, Inc.	600	56
Goldman Sachs Group, Inc. (The)	1,500	240
Janus Capital Group, Inc.	900	18
Legg Mason, Inc.	400	47
Lehman Brothers Holdings, Inc.	1,000	151
Merrill Lynch & Co., Inc.	3,500	267
Morgan Stanley	3,800	244
T. Rowe Price Group, Inc.	500	42
Telecommunications (3.1%)
ALLTEL Corp.	1,400	90
AT&T, Inc.	14,872	390
BellSouth Corp.	6,900	233
CenturyTel, Inc.	500	19
Citizens Communications Co.	1,200	16
Qwest Communications International ‡	6,000	40
Sprint Nextel Corp.	11,034	274
Verizon Communications, Inc.	10,800	357
Tobacco Products (0.1%)
Reynolds American, Inc.	300	33
UST, Inc.	600	26
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	700	14
Mattel, Inc.	1,300	21
Transportation Equipment (0.0%)
Brunswick Corp.	400	16
Trucking & Warehousing (0.7%)
United Parcel Service, Inc.–Class B	3,900	316
Warehouse (0.1%)
Prologis	950	48
Water Transportation (0.2%)
Carnival Corp.	1,600	75
Wholesale Trade Durable Goods (0.1%)
Grainger (W.W.), Inc.	300	23
Patterson Cos., Inc. ‡	500	16
Wholesale Trade Nondurable Goods (0.2%)
Dean Foods Co. ‡	500	20
SUPERVALU, Inc.	500	15
SYSCO Corp.	2,200	66
Total Common Stocks (cost: $32,854)		44,904

	Contractst	Value
PURCHASED OPTIONS (0.1%)
Put Options (0.1%)
S&P 500 Index Put Strike $1,200.00 Expires 06/17/2006	103	$19
S&P 500 Index Put Strike $1,200.00 Expires 05/20/2006	89	7
S&P 500 Index Put Strike $1,175.00 Expires 05/20/2006	54	3
S&P 500 Index Put Strike $1,175.00 Expires 06/17/2006	38	4
S&P 500 Index Put Strike $1,225.00 Expires 06/17/2006	56	16
Total Purchased Options (cost: $137)		49
Total Investment Securities (cost: $32,991) #		$44,953
WRITTEN OPTIONS (-2.7%)
Covered Call Options (-2.7%)
S&P 500 Index Call Strike $1,300.00 Expires 06/17/2006	41	(129)
S&P 500 Index Call Strike $1,300.00 Expires 05/20/2006	89	(199)
S&P 500 Index Call Strike $1,250.00 Expires 05/20/2006	35	(234)
S&P 500 Index Call Strike $1,275.00 Expires 05/20/2006	78	(339)
S&P 500 Index Call Strike $1,325.00 Expires 06/17/2006	49	(77)
S&P 500 Index Call Strike $1,275.00 Expires 06/17/2006	48	(244)
Total Written Options (premiums: $1,085)		(1,222)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

l  Substantially all of the Fund's securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund (see Note 1).

‡  Non-income producing.

t  Contract amounts are not in thousands.

#  Aggregate cost for Federal income tax purposes is $32,988. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,216 and $1,251, respectively. Net unrealized appreciation for tax purposes is $11,965.

DEFINITIONS:

REIT  Real Estate Investment Trust

SPDR  Standard & Poor's Depository Receipts

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Protected Principal Stock

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $32,991)	$44,953
Cash	1,891
Receivables:
Interest	5
Dividends	60
Other	3
46,912
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	115
Management and advisory fees	49
Distribution and service fees	34
Transfer agent fees	5
Administration fees	1
Written options (premiums $1,085)	1,222
Other	16
1,442
Net Assets	$45,470
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$35,329
Distributable net investment income (loss)	(99)
Accumulated net realized gain (loss) from investment securities and written options	(1,585)
Net unrealized appreciation (depreciation) on:
Investment securities	11,962
Written option contracts	(137)
Net Assets	$45,470
Net Assets by Class:
Class A	$6,651
Class B	32,654
Class C	4,549
Class M	1,616
Shares Outstanding:
Class A	564
Class B	2,802
Class C	391
Class M	139
Net Asset Value Per Share:
Class A	$11.80
Class B	11.65
Class C	11.63
Class M	11.66
Maximum Offering Price Per Share (a):
Class A	$12.49
Class M	11.78

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$460
Interest	24
484
Expenses:
Management and advisory fees	303
Distribution and service fees:
Class A	12
Class B	167
Class C	24
Class M	8
Transfer agent fees:
Class A	3
Class B	15
Class C	2
Class M	1
Printing and shareholder reports	3
Custody fees	14
Administration fees	5
Legal fees	1
Audit fees	9
Trustees fees	1
Registration fees	14
Other	1
Total expenses	583
Net Investment Income (Loss)	(99)
Net Realized Gain (Loss) from:
Investment securities	1,398
Written option contracts	(549)
849
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	2,000
Written option contracts	(582)
1,418
Net Realized and Unrealized Gain (Loss) on Investment Securities and Written Options	2,267
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,168

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Protected Principal Stock

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(99)	$(223)
Net realized gain (loss) from investment securities and written options	849	1,515
Change in unrealized appreciation (depreciation) on investment securities and written options	1,418	1,359
	2,168	2,651
Capital Share Transactions:
Proceeds from shares sold:
Class A	39	–
	39	–
Cost of shares redeemed:
Class A	(624)	(1,511)
Class B	(3,374)	(8,122)
Class C	(592)	(1,783)
Class M	(182)	(701)
	(4,772)	(12,117)
	(4,733)	(12,117)
Net increase (decrease) in net assets	(2,565)	(9,466)
Net Assets:
Beginning of period	48,035	57,501
End of period	$45,470	$48,035
Distributable Net Investment Income (Loss)	$(99)	$–

	April 30, 2006 (unaudited)	October 31, 2005
Share Activity:
Shares issued:
Class A	3	–
	3	–
Shares redeemed:
Class A	(53)	(138)
Class B	(296)	(746)
Class C	(52)	(164)
Class M	(15)	(65)
	(416)	(1,113)
Net increase (decrease) in shares outstanding:
Class A	(50)	(138)
Class B	(296)	(746)
Class C	(52)	(164)
Class M	(15)	(65)
	(413)	(1,113)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Protected Principal Stock

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.24	$0.01	$0.55	$0.56	$–	$–	$–	$11.80
	10/31/2005	10.64	0.01	0.59	0.60	–	–	–	11.24
	10/31/2004	10.15	(0.05)	0.54	0.49	–	–	–	10.64
	10/31/2003	10.01	(0.04)	0.92	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.02)	0.03	0.01	–	–	–	10.01
Class B	4/30/2006	11.13	(0.03)	0.55	0.52	–	–	–	11.65
	10/31/2005	10.60	(0.06)	0.59	0.53	–	–	–	11.13
	10/31/2004	10.15	(0.10)	0.55	0.45	–	–	–	10.60
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class C	4/30/2006	11.12	(0.03)	0.54	0.51	–	–	–	11.63
	10/31/2005	10.58	(0.05)	0.59	0.54	–	–	–	11.12
	10/31/2004	10.15	(0.12)	0.55	0.43	–	–	–	10.58
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class M	4/30/2006	11.14	(0.03)	0.55	0.52	–	–	–	11.66
	10/31/2005	10.59	(0.04)	0.59	0.55	–	–	–	11.14
	10/31/2004	10.14	(0.10)	0.55	0.45	–	–	–	10.59
	10/31/2003	10.01	(0.10)	0.97	0.87	–	(0.74)	(0.74)	10.14
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)				Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)		Total (f)		Net Assets (a)	Rate (b)
Class A	4/30/2006	4.98%	$6,651	1.95%		1.95%		0.13%	3%
	10/31/2005	5.64	6,906	2.12	(h)	2.12	(h)	0.05	3
	10/31/2004	4.82	8,006	2.22	(i)	2.22	(i)	(0.53)	1
	10/31/2003	9.44	9,320	2.25		2.25		(0.46)	3
	10/31/2002	0.10	10,381	2.25		2.62		(0.70)	14
Class B	4/30/2006	4.67	32,654	2.60		2.60		(0.52)	3
	10/31/2005	5.00	34,487	2.69	(h)	2.69	(h)	(0.51)	3
	10/31/2004	4.43	40,756	2.69	(i)	2.69	(i)	(0.97)	1
	10/31/2003	9.44	46,709	2.90		2.90		(1.11)	3
	10/31/2002	0.10	47,170	2.90		3.28		(1.35)	14
Class C	4/30/2006	4.68	4,549	2.60		2.60		(0.52)	3
	10/31/2005	5.10	4,924	2.69	(h)	2.69	(h)	(0.50)	3
	10/31/2004	4.24	6,423	2.82	(i)	2.82	(i)	(1.12)	1
	10/31/2003	9.44	7,041	2.90		2.90		(1.11)	3
	10/31/2002	0.10	6,969	2.90		3.28		(1.35)	14
Class M	4/30/2006	4.67	1,616	2.53		2.53		(0.45)	3
	10/31/2005	5.19	1,718	2.59	(h)	2.59	(h)	(0.39)	3
	10/31/2004	4.44	2,316	2.80	(i)	2.80	(i)	(1.01)	1
	10/31/2003	9.33	3,576	2.80		2.80		(1.01)	3
	10/31/2002	0.10	4,076	2.80		3.18		(1.25)	14

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Protected Principal Stock

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Protected Principal Stock commenced operations on July 1, 2002.

(h)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.10%, 0.10%, 0.10% and 0.10% for Class A, Class B, Class C and Class M, respectively (see Note 2).

(i)  Ratios of Total Expenses to Average Net Assets and net Expenses to Average Net Assets are inclusive of recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.06%, 0.06%, 0.06% and 0.07% for Class A, Class B, Class C and Class M, respectively (see Note 2).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Protected Principal Stock (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class M, each with different expense levels. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open contracts at April 30, 2006, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2005	$1,161	388
Sales	4,228	1,296
Closing Buys	–	–
Expirations	(4,304)	(1,344)
Exercised	–	–
Balance at April 30, 2006	$1,085	340

*  Contracts not in thousands

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received no redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

TA IDEX Protected Principal Stock Guarantee: The Fund's investment adviser, TFAI, guarantees shareholders a Guaranteed Amount five years after the end of the Offering Period. The Guaranteed Amount will be no less than the value of the shareholders' accounts on their Investment Date, less extraordinary charges, provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares ("Guarantee"). Please see the Prospectus and Statement of Additional Information for further information on the Guarantee.

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

1.30% of the first $100 million of ANA
1.25% of ANA over $100 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.90% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, M, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$–
Retained by Underwriter	–
Contingent Deferred Sales Charge	75

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $21 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $3.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

15

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$1,483
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	8,036
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, capital loss carryforwards, net operating losses, options and REITS.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$2,138	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

16

TA IDEX Protected Principal Stock

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Protected Principal Stock (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Gateway Investment Advisers, L.P. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. In light of the upcoming change-of-control of the Sub-Adviser, the Board also considered the successor agreement to the Investment Sub-Advisory Agreement. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (as well as its successor agreement) will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement, the Investment Sub-Advisory Agreement, as well as a successor agreement to the Investment Sub-Advisory Agreement, to take effect following an impending change of control with respect to the Sub-Adviser. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees conclude that TFAI and the Sub-Adviser generally had achieved acceptable investment performance, noting that although the Fund's performance has been below median relative to its peers and trailed the benchmark index over the past two-year period, its performance has been at median relative to its peers and approximated the benchmark index over the past one-year period. In addition, the Board noted that the Fund's principal protection goal lessened the relevance of a comparison of the Fund's performance against a benchmark index. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages for principal protected funds. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services,

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

17

TA IDEX Protected Principal Stock (continued)

the effect of the unique guarantee feature of the Fund on the level of management fees, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that Fund is closed to new investors and will be closed to new investments in the near future, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. In considering the successor agreement to the Investment Sub-Advisory Agreement, the Board concluded that the successor agreement would provide continuity of portfolio management services, as the terms of the successor agreement would be substantially identical to those of the current Investment Sub-Advisory Agreement (including the sub-advisory fees) and it was contemplated that all of the current personnel associated with managing the Fund will be retained and continue to serve in their current capacity. Additionally, the Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

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TA IDEX Salomon All Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,127.60	1.55%	$8.18
Hypothetical (b)	1,000.00	1,017.11	1.55	7.75
Class B
Actual	1,000.00	1,124.10	2.20	11.59
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class C
Actual	1,000.00	1,124.10	2.20	11.59
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99

(a) Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b) 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

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TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (1.3%)
Boeing Co. (The)	34,700	$2,896
Air Transportation (1.5%)
Southwest Airlines Co.	205,700	3,336
Amusement & Recreation Services (2.0%)
Disney (Walt) Co. (The)	161,200	4,507
Automotive (0.8%)
Lear Corp. †	78,800	1,858
Beverages (0.6%)
Molson Coors Brewing Co.–Class B	18,900	1,396
Business Services (2.5%)
Clear Channel Communications, Inc.	95,700	2,730
Interpublic Group of Cos., Inc. †‡	303,000	2,903
Chemicals & Allied Products (2.4%)
Dow Chemical Co. (The)	52,000	2,112
du Pont (E.I.) de Nemours & Co.	71,600	3,158
Commercial Banks (9.1%)
Bank of America Corp.	100,133	4,999
JP Morgan Chase & Co.	125,600	5,700
Mitsubishi Tokyo Financial Group, Inc.	420	6,583
State Street Corp.	44,500	2,907
Communications Equipment (2.7%)
Motorola, Inc.	131,000	2,797
Nokia Corp., ADR	139,800	3,168
Computer & Data Processing Services (1.9%)
Microsoft Corp.	168,600	4,072
VeriSign, Inc. ‡	9,500	223
Computer & Office Equipment (2.5%)
Cisco Systems, Inc. ‡	268,500	5,625
Diversified (2.2%)
Honeywell International, Inc.	117,400	4,990
Electronic & Other Electric Equipment (2.0%)
Samsung Electronics Co., Ltd., GDR–144A	13,300	4,535
Electronic Components & Accessories (3.3%)
Intel Corp.	11,500	230
Novellus Systems, Inc. ‡	73,900	1,825
Taiwan Semiconductor Manufacturing Co., Ltd., ADR †	288,955	3,028
Texas Instruments, Inc.	68,100	2,364

	Shares	Value
Food & Kindred Products (2.2%)
Kraft Foods, Inc.–Class A †	70,400	$2,199
Unilever PLC, Sponsored ADR	65,400	2,795
Food Stores (1.4%)
Safeway, Inc.	124,400	3,126
Gas Production & Distribution (0.9%)
Williams Cos., Inc. (The)	96,400	2,114
Health Services (1.0%)
Enzo Biochemical, Inc. †‡	177,299	2,177
Industrial Machinery & Equipment (5.5%)
Applied Materials, Inc.	153,900	2,763
Baker Hughes, Inc.	26,400	2,134
Caterpillar, Inc.	60,200	4,560
Deere & Co.	31,600	2,774
Instruments & Related Products (3.1%)
Agilent Technologies, Inc. ‡	73,100	2,809
Raytheon Co.	91,300	4,042
Insurance (6.3%)
American International Group, Inc.	41,200	2,688
Chubb Corp.	67,960	3,503
MGIC Investment Corp.	35,800	2,531
PMI Group, Inc. (The)	113,900	5,256
Insurance Agents, Brokers & Service (1.2%)
Hartford Financial Services Group, Inc. (The)	28,100	2,583
Lumber & Other Building Materials (1.2%)
Home Depot, Inc. (The)	64,500	2,575
Lumber & Wood Products (1.2%)
Weyerhaeuser Co.	36,800	2,593
Mining (0.1%)
WGI Heavy Minerals, Inc. ‡	127,600	116
Motion Pictures (5.1%)
News Corp., Inc.–Class A	81,200	1,393
News Corp., Inc.–Class B †	328,800	5,994
Time Warner, Inc.	224,000	3,898
Oil & Gas Extraction (3.9%)
Anadarko Petroleum Corp.	20,600	2,159
GlobalSantaFe Corp.	28,500	1,744
Halliburton Co.	32,800	2,563
Schlumberger, Ltd.	33,400	2,309
Paper & Allied Products (0.2%)
Kimberly-Clark Corp.	9,400	550

The notes to the financial statements are an integral part of this report.

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SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Petroleum Refining (4.0%)
BP PLC, ADR	9,500	$700
Chevron Corp.	20,700	1,263
ConocoPhillips	21,700	1,452
Exxon Mobil Corp.	30,300	1,911
Murphy Oil Corp.	71,600	3,593
Pharmaceuticals (13.0%)
Abbott Laboratories	107,900	4,612
Amgen, Inc. ‡	29,400	1,990
Aphton Corp. †‡	553,200	91
GlaxoSmithKline PLC, ADR †	57,900	3,293
Johnson & Johnson	59,000	3,458
Lilly (Eli) & Co.	39,900	2,112
Novartis AG, ADR	70,200	4,037
Pfizer, Inc.	180,600	4,575
Wyeth	101,100	4,921
Primary Metal Industries (2.2%)
Alcoa, Inc.	77,700	2,625
RTI International Metals, Inc. ‡	37,100	2,231
Radio & Television Broadcasting (2.0%)
Pearson PLC	329,200	4,548
Retail Trade (1.5%)
Wal-Mart Stores, Inc.	74,100	3,337
Security & Commodity Brokers (4.0%)
American Express Co.	51,400	2,766
Ameriprise Financial, Inc.	10,500	515
Goldman Sachs Group, Inc. (The)	4,400	705
Merrill Lynch & Co., Inc.	66,100	5,041
Telecommunications (2.1%)
Vodafone Group PLC, ADR	193,000	4,574
Toys, Games & Hobbies (1.0%)
Hasbro, Inc.	112,900	2,225
Wholesale Trade Nondurable Goods (1.2%)
Unilever PLC	243,500	2,578
Total Common Stocks (cost: $187,043)		221,043
	Principal	Value
SECURITY LENDING COLLATERAL (9.3%)
Debt (8.7%)
Bank Notes (1.0%)
Bank of America 4.81%, due 06/07/2006 * $680 $680 4.81%, due 08/10/2006 *	656	656

	Principal	Value
Bank Notes (continued)
Bear Stearns & Co. 5.01%, due 06/06/2006 * $262 $262 5.01%, due 09/07/2006 *	788	788
Certificates Of Deposit (0.6%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	656	656
Rabobank Nederland 4.87%, due 05/31/2006 *	656	656
Commercial Paper (0.5%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	394	394
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	655	655
Euro Dollar Overnight (1.6%)
Bank of Montreal 4.77%, due 05/02/2006	525	525
Dexia Group 4.78%, due 05/04/2006	656	656
Fortis Bank 4.77%, due 05/01/2006	263	263
Royal Bank of Canada 4.77%, due 05/01/2006	919	919
Royal Bank of Scotland 4.75%, due 05/03/2006	656	656
Svenska Handlesbanken 4.82%, due 05/01/2006	501	501
Euro Dollar Terms (2.4%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	525	525
Bank of the West 4.94%, due 06/16/2006	525	525
Barclays 4.79%, due 05/10/2006 788 788 4.77%, due 05/16/2006	263	263
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	394	394
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	394	394
Fortis Bank 4.83%, due 05/08/2006	263	263
Lloyds TSB Bank 4.81%, due 05/11/2006	394	394
Royal Bank of Scotland 4.87%, due 05/12/2006	525	525

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

3

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale 4.79%, due 05/10/2006	$656	$656
UBS AG 4.95%, due 06/20/2006	656	656
Repurchase Agreements (2.6%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $892 on 05/01/2006	891	891
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,929 on 05/01/2006	1,928	1,928
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $33 on 05/01/2006	33	33
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,970 on 05/01/2006	1,969	1,969
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $919 on 05/01/2006	919	919

	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	1,050,072	$1,050
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	279,388	279
Total Security Lending Collateral (cost: $20,719)		20,719
Total Investment Securities (cost: $207,762) #		$241,762

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $19,510.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $5,909, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $208,467. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $40,701 and $7,406, respectively. Net unrealized appreciation for tax purposes is $33,295.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $5,190 or 2.3% of the net assets of the Fund.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

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TA IDEX Salomon All Cap

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $207,762) (including securities loaned of $19,510)	$241,762
Cash	2,366
Receivables:
Investment securities sold	158
Shares of beneficial interest sold	62
Interest	18
Income from loaned securities	1
Dividends	277
Dividend reclaims receivable	13
Other	26
244,683
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	424
Management and advisory fees	146
Distribution and service fees	152
Transfer agent fees	101
Administration fees	4
Payable for collateral for securities on loan	20,719
Other	82
21,628
Net Assets	$223,055
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$163,617
Distributable net investment income (loss)	(280)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	25,715
Net unrealized appreciation (depreciation) on: Investment securities	33,999
Translation of assets and liabilities denominated in foreign currencies	4
Net Assets	$223,055
Net Assets by Class:
Class A	$58,561
Class B	119,710
Class C	44,784
Shares Outstanding:
Class A	3,336
Class B	7,165
Class C	2,680
Net Asset Value Per Share:
Class A	$17.56
Class B	16.71
Class C	16.71
Maximum Offering Price Per Share (a):
Class A	$18.58

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $14)	$2,132
Interest	148
Income from loaned securities–net	32
2,312
Expenses:
Management and advisory fees	1,024
Distribution and service fees:
Class A	120
Class B	609
Class C	235
Transfer agent fees:
Class A	105
Class B	196
Class C	63
Class I	– (c)
Printing and shareholder reports	50
Custody fees	22
Administration fees	26
Legal fees	7
Audit fees	9
Trustees fees	6
Registration fees	34
Other	4
Total expenses	2,510
Less:
Reimbursement of class expenses:
Class A	(11)
Class B	(30)
Total reimbursed expenses	(41)
Net expenses	2,469
Net Investment Income (Loss)	(157)
Net Realized Gain (Loss) from:
Investment securities	26,084
Foreign currency transactions	(28)
26,056
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	6,211
Translation of assets and liabilities denominated in foreign currencies	4
6,215
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	32,271
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,114

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(157)	$(166)
Net realized gain (loss) from investment securities and foreign currency transactions	26,056	58,878
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	6,215	(15,198)
	32,114	43,514
Distributions to Shareholders:
From net investment income:
Class A	(74)	(19)
Class B	(30)	–
Class C	(12)	–
	(116)	(19)
From net realized gains:
Class A	(1,963)	–
Class B	(4,251)	–
Class C	(1,665)	–
Class I	(1,431)	–
	(9,310)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,690	4,851
Class B	2,841	6,793
Class C	1,645	2,933
Class I	115,961	–
	123,137	14,577
Dividends and distributions reinvested:
Class A	1,945	19
Class B	3,947	–
Class C	1,557	–
Class I	1,431	–
	8,880	19
Cost of shares redeemed:
Class A	(127,032)	(297,064)
Class B	(20,451)	(44,894)
Class C	(12,199)	(23,071)
Class I	(119,300)	–
	(278,982)	(365,029)
Redemption fees:
Class B	–	3
	–	3

	April 30, 2006 (unaudited) (a)	October 31, 2005
Automatic conversions:
Class A	$200	$294
Class B	(200)	(294)
	–	–
	(146,965)	(350,430)
Net increase (decrease) in net assets	(124,277)	(306,935)
Net Assets:
Beginning of period	347,332	654,267
End of period	$223,055	$347,332
Distributable Net Investment Income (Loss)	$(280)	$(7)
Share Activity:
Shares issued:
Class A	160	309
Class B	177	452
Class C	103	195
Class I	7,081	–
	7,521	956
Shares issued–reinvested from distributions:
Class A	119	1
Class B	253	–
Class C	100	–
Class I	87	–
	559	1
Shares redeemed:
Class A	(7,757)	(19,117)
Class B	(1,275)	(2,978)
Class C	(765)	(1,537)
Class I	(7,168)	–
	(16,965)	(23,632)
Automatic conversions:
Class A	12	19
Class B	(13)	(19)
	(1)	–
Net increase (decrease) in shares outstanding:
Class A	(7,466)	(18,788)
Class B	(858)	(2,545)
Class C	(562)	(1,342)
Class I	(0)	–
	(8,886)	(22,675)

(a)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

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TA IDEX Salomon All Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions				Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$16.10	$0.03	$1.98	$2.01	$–	(h)	$(0.55)	$(0.55)	$17.56
	10/31/2005	14.80	0.06	1.24	1.30	–	(h)	–	–	16.10
	10/31/2004	13.95	(0.03)	0.88	0.85	–		–	–	14.80
	10/31/2003	10.34	(0.04)	3.65	3.61	–		–	–	13.95
	10/31/2002	13.63	–	(3.15)	(3.15)	–		(0.14)	(0.14)	10.34
	10/31/2001	15.51	0.12	(1.58)	(1.46)	–		(0.42)	(0.42)	13.63
Class B	4/30/2006	15.39	(0.04)	1.91	1.87	–	(h)	(0.55)	(0.55)	16.71
	10/31/2005	14.27	(0.09)	1.21	1.12	–		–	–	15.39
	10/31/2004	13.53	(0.11)	0.85	0.74	–		–	–	14.27
	10/31/2003	10.08	(0.12)	3.57	3.45	–		–	–	13.53
	10/31/2002	13.41	(0.10)	(3.09)	(3.19)	–		(0.14)	(0.14)	10.08
	10/31/2001	15.36	0.02	(1.55)	(1.53)	–		(0.42)	(0.42)	13.41
Class C	4/30/2006	15.39	(0.03)	1.90	1.87	–	(h)	(0.55)	(0.55)	16.71
	10/31/2005	14.26	(0.08)	1.21	1.13	–		–	–	15.39
	10/31/2004	13.53	(0.12)	0.85	0.73	–		–	–	14.26
	10/31/2003	10.26	(0.12)	3.39	3.27	–		–	–	13.53

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	12.76%	$58,561	1.55%	1.58%	0.33%	18%
	10/31/2005	8.79	173,929	1.32	1.32	0.36	27
	10/31/2004	6.09	438,047	1.33	1.33	(0.17)	25
	10/31/2003	34.91	271,958	1.55	1.64	(0.36)	30
	10/31/2002	(23.44)	57,528	1.55	1.65	(0.03)	162
	10/31/2001	(9.49)	77,791	1.58	1.68	0.75	82
Class B	4/30/2006	12.41	119,710	2.20	2.25	(0.45)	18
	10/31/2005	7.84	123,494	2.19	2.19	(0.58)	27
	10/31/2004	5.48	150,829	1.97	1.97	(0.80)	25
	10/31/2003	34.23	158,147	2.20	2.29	(1.01)	30
	10/31/2002	(24.11)	130,709	2.20	2.30	(0.68)	162
	10/31/2001	(10.09)	167,214	2.23	2.33	0.10	82
Class C	4/30/2006	12.41	44,784	2.20	2.20	(0.44)	18
	10/31/2005	7.89	49,909	2.15	2.15	(0.53)	27
	10/31/2004	5.43	65,391	1.99	1.99	(0.83)	25
	10/31/2003	31.87	2,547	2.20	2.29	(1.01)	30

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Salomon All Cap

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Rounds to less than $(0.01) per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The TA IDEX Salomon All Cap (the "Fund") is "non-diversified" under the 1940 act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently uninvested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Recaptured commissions during the six months ended April 30, 2006, of $28 are included in net realized gains on the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $14, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$52
Retained by Underwriter	8
Contingent Deferred Sales Charge	126

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $349 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $26.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$44,103
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term	172,818
U.S. Government	—

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, excess distributions and foreign currency transactions.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Salomon All Cap

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Salomon All Cap (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Salomon Brothers Asset Management Inc. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. In light of the upcoming change-of-control of the Sub-Adviser, the Board also considered the successor agreement to the Investment Sub-Advisory Agreement. Following their review and consideration, a majority of the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (as well as its successor agreement) will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including a majority of the independent members of the Board, approved the renewal of the Investment Advisory Agreement, the Investment Sub-Advisory Agreement, as well as a successor agreement to the Investment Sub-Advisory Agreement, to take effect following an impending change of control with respect to the Sub-Adviser. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Board expressed concerns about the Fund's performance and carefully considered whether to renew the Investment Sub-Advisory Agreement. The Board noted that although the Fund had underperformed comparable investment companies and its benchmark index, the Sub-Adviser had recently made progress on improving performance. After careful consideration of the materials presented and their discussions at prior Board meetings with representatives of the Sub-Adviser, the Board decided to continue the Investment Sub-Advisory Agreement following the Board's prior discussion with the Sub-Adviser concerning performance and undertook to carefully monitor the Fund's future performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Salomon All Cap (continued)

(derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. In considering the successor agreement to the Investment Sub-Advisory Agreement, the Board concluded that the successor agreement would provide continuity of portfolio management services, as the terms of the successor agreement would be substantially similar to those of the current agreement (including the sub-advisory fees) and it was contemplated that all of the current personnel associated with managing the Fund will be retained and continue to serve in their current capacity. Additionally, the Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Salomon Investors Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,108.20	1.37%	$7.16
Hypothetical (b)	1,000.00	1,018.00	1.37	6.85
Class B
Actual	1,000.00	1,106.60	1.88	9.82
Hypothetical (b)	1,000.00	1,015.47	1.88	9.39
Class C
Actual	1,000.00	1,105.90	1.89	9.87
Hypothetical (b)	1,000.00	1,015.24	1.89	9.47
Class I
Actual	1,000.00	1,096.60	0.88	4.20
Hypothetical (b)	1,000.00	1,018.74	0.88	4.04

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Aerospace (5.1%)
Boeing Co. (The)	22,100	$1,844
Textron, Inc.	16,900	1,520
United Technologies Corp.	23,000	1,445
Business Credit Institutions (1.3%)
Freddie Mac	20,800	1,270
Chemicals & Allied Products (2.9%)
Air Products & Chemicals, Inc.	16,800	1,151
du Pont (E.I.) de Nemours & Co.	34,800	1,535
Commercial Banks (10.1%)
Bank of America Corp.	55,300	2,761
Bank of New York Co., Inc. (The)	26,000	914
JP Morgan Chase & Co.	46,900	2,128
Wachovia Corp.	26,100	1,562
Wells Fargo & Co.	30,300	2,081
Communication (2.2%)
EchoStar Communications Corp.–Class A ‡	29,900	924
Liberty Global, Inc.–Class A ‡	8,500	176
Liberty Media Corp.–Class A ‡	115,600	965
Communications Equipment (2.9%)
Nokia Corp., ADR	68,400	1,550
SES GLOBAL	71,100	1,163
Computer & Data Processing Services (0.9%)
Microsoft Corp.	35,000	845
Computer & Office Equipment (0.9%)
International Business Machines Corp.	10,800	889
Electric Services (2.3%)
Sempra Energy	47,900	2,204
Fabricated Metal Products (1.0%)
Parker Hannifin Corp.	11,700	948
Food & Kindred Products (4.1%)
Altria Group, Inc.	39,200	2,868
Sara Lee Corp.	53,400	954
Food Stores (3.3%)
Kroger Co. ‡	151,800	3,076
Furniture & Fixtures (1.1%)
Masco Corp.	31,200	995
Instruments & Related Products (1.0%)
Raytheon Co.	20,900	925

	Shares	Value
Insurance (11.2%)
AFLAC, Inc.	23,600	$1,122
American International Group, Inc.	31,300	2,042
Chubb Corp.	28,800	1,484
Loews Corp.	15,700	1,667
St. Paul Travelers Cos., Inc. (The)	28,200	1,242
UnitedHealth Group, Inc.	28,900	1,438
WellPoint, Inc. ‡	20,900	1,484
Insurance Agents, Brokers & Service (0.5%)
Marsh & McLennan Cos., Inc.	15,900	488
Manufacturing Industries (0.3%)
Liberty Global, Inc.–Series C ‡	12,520	250
Motion Pictures (4.1%)
News Corp., Inc.–Class B †	131,700	2,401
Time Warner, Inc.	82,600	1,437
Oil & Gas Extraction (6.2%)
GlobalSantaFe Corp.	23,500	1,438
Halliburton Co.	9,600	750
Royal Dutch Shell PLC–Class A, ADR	15,000	1,022
Total SA, ADR	18,600	2,567
Paper & Allied Products (2.7%)
Avery Dennison Corp.	16,900	1,056
Kimberly-Clark Corp.	24,500	1,434
Personal Credit Institutions (2.3%)
Capital One Financial Corp.	25,200	2,183
Petroleum Refining (2.2%)
Marathon Oil Corp.	11,300	897
Suncor Energy, Inc.	13,600	1,166
Pharmaceuticals (7.4%)
Abbott Laboratories	27,100	1,158
Johnson & Johnson	16,000	938
Novartis AG, ADR	24,600	1,415
Pfizer, Inc.	78,900	1,999
Sanofi-Aventis, ADR	30,200	1,421
Restaurants (1.8%)
McDonald's Corp.	48,300	1,670
Retail Trade (2.5%)
Target Corp.	15,000	797
Wal-Mart Stores, Inc.	34,600	1,558
Rubber & Misc. Plastic Products (1.1%)
Newell Rubbermaid, Inc.	38,500	1,056

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Savings Institutions (1.7%)
Golden West Financial Corp.	22,200	$1,596
Security & Commodity Brokers (6.2%)
American Express Co.	35,000	1,883
Goldman Sachs Group, Inc. (The)	9,400	1,507
Merrill Lynch & Co., Inc.	32,100	2,448
Telecommunications (6.9%)
ALLTEL Corp.	27,100	1,744
AT&T, Inc.	69,984	1,834
Sprint Nextel Corp.	114,913	2,850
Total Common Stocks (cost: $79,970)		90,135
	Principal	Value
SECURITY LENDING COLLATERAL (2.4%)
Debt (2.2%)
Bank Notes (0.3%)
Bank of America
4.81%, due 06/07/2006 *	$74	$74
4.81%, due 08/10/2006 *	71	71
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	29 85	29 85
Certificates Of Deposit (0.1%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	71	71
Rabobank Nederland 4.87%, due 05/31/2006 *	71	71
Commercial Paper (0.1%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	43	43
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	71	71
Euro Dollar Overnight (0.4%)
Bank of Montreal 4.77%, due 05/02/2006	57	57
Dexia Group 4.78%, due 05/04/2006	71	71
Fortis Bank 4.77%, due 05/01/2006	29	29
Royal Bank of Canada 4.77%, due 05/01/2006	100	100
Royal Bank of Scotland 4.75%, due 05/03/2006	71	71
Svenska Handlesbanken 4.82%, due 05/01/2006	54	54

	Principal	Value
Euro Dollar Terms (0.6%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006	$57	$57
Bank of the West 4.94%, due 06/16/2006	57	57
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	85 28	85 28
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	43	43
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	43	43
Fortis Bank 4.83%, due 05/08/2006	28	28
Lloyds TSB Bank 4.81%, due 05/11/2006	43	43
Royal Bank of Scotland 4.87%, due 05/12/2006	57	57
Societe Generale 4.79%, due 05/10/2006	71	71
UBS AG 4.95%, due 06/20/2006	71	71
Repurchase Agreements (0.7%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $97 on 05/01/2006	97	97
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $209 on 05/01/2006	209	209
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $4 on 05/01/2006	4	4
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $214 on 05/01/2006	214	214
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $100 on 05/01/2006	100	100
	Shares	Value
Investment Companies (0.2%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	113,916	$114
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	30,309	30
Total Security Lending Collateral (cost: $2,248)		2,248
Total Investment Securities (cost: $82,218) #		$92,383

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $2,155.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $641, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $82,793. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,561 and $971, respectively. Net unrealized appreciation for tax purposes is $9,590.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $71 or 0.1% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Salomon Investors Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $82,218) (including securities loaned of $2,155)	$92,383
Cash	3,586
Receivables:
Interest	8
Dividends	82
Dividend reclaims receivable	11
Other	10
96,080
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	33
Management and advisory fees	65
Transfer agent fees	16
Administration fees	2
Payable for collateral for securities on loan	2,248
Other	24
2,388
Net Assets	$93,692
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	68,563
Distributable net investment income (loss)	243
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	14,724
Net unrealized appreciation (depreciation) on: Investment securities	10,165
Translation of assets and liabilities denominated in foreign currencies	(3)
Net Assets	$93,692
Net Assets by Class:
Class A	$11,217
Class B	16,049
Class C	3,604
Class I	62,822
Shares Outstanding:
Class A	1,066
Class B	1,648
Class C	372
Class I	5,970
Net Asset Value Per Share:
Class A	$10.52
Class B	9.74
Class C	9.68
Class I	10.52
Maximum Offering Price Per Share (a):
Class A	$11.13

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $21)	$1,295
Interest	62
Income from loaned securities–net	4
1,361
Expenses:
Management and advisory fees	477
Distribution and service fees:
Class A	38
Class B	58
Class C	15
Transfer agent fees:
Class A	23
Class B	28
Class C	9
Class I	– (c)
Printing and shareholder reports	8
Custody fees	13
Administration fees	12
Legal fees	4
Audit fees	9
Trustees fees	3
Other	1
Total expenses	698
Less:
Reimbursement of class expenses:
Class B	(3)
Class C	(2)
Total reimbursed expenses	(5)
Net expenses	693
Net Investment Income (Loss)	668
Net Realized Gain (Loss)
Realized gain (loss) from investment securities	15,741
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(2,324)
Translation of assets and liabilities denominated in foreign currencies	(1)
(2,325)
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	13,416
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,084

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Salomon Investors Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$668	$3,118
Net realized gain (loss) from investment securities and foreign currency transactions	15,741	44,096
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	(2,325)	(14,133)
	14,084	33,081
Distributions to Shareholders:
From net investment income:
Class A	(62)	(3,927)
Class B	(32)	(57)
Class C	(8)	(29)
Class I	(321)	–
	(423)	(4,013)
From net realized gains:
Class A	(4,033)	(6,313)
Class B	(6,300)	(331)
Class C	(1,640)	(97)
Class I	(32,188)	–
	(44,161)	(6,741)
Capital Share Transactions:
Proceeds from shares sold:
Class A	290	1,445
Class B	1,890	1,578
Class C	120	559
Class I	226,209	–
	228,509	3,582
Dividends and distributions reinvested:
Class A	4,016	10,228
Class B	6,142	370
Class C	1,518	116
Class I	32,509	–
	44,185	10,714
Cost of shares redeemed:
Class A	(173,621)	(257,683)
Class B	(4,864)	(5,210)
Class C	(1,736)	(2,104)
Class I	(171,806)	–
	(352,027)	(264,997)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Automatic conversions:
Class A	$220	$790
Class B	(220)	(790)
	–	–
	(79,333)	(250,701)
Net increase (decrease) in net assets	(109,833)	(228,374)
Net Assets:
Beginning of period	203,525	431,899
End of period	$93,692	$203,525
Distributable Net Investment Income (Loss)	$243	$(2)
Share Activity:
Shares issued:
Class A	26	104
Class B	181	120
Class C	12	43
Class I	17,522	–
	17,741	267
Shares issued–reinvested from distributions:
Class A	403	733
Class B	668	28
Class C	166	9
Class I	3,284	–
	4,521	770
Shares redeemed:
Class A	(12,155)	(18,606)
Class B	(492)	(394)
Class C	(172)	(160)
Class I	(14,836)	–
	(27,655)	(19,160)
Automatic conversions:
Class A	20	57
Class B	(21)	(60)
	(1)	(3)
Net increase (decrease) in shares outstanding:
Class A	(11,706)	(17,712)
Class B	336	(306)
Class C	6	(108)
Class I	5,970	–
	(5,394)	(18,126)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Salomon Investors Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$14.17	$0.07	$1.17	$1.24	$(0.03)	$(4.86)	$(4.89)	$10.52
	10/31/2005	13.30	0.16	1.11	1.27	(0.19)	(0.21)	(0.40)	14.17
	10/31/2004	12.51	0.10	1.09	1.19	(0.10)	(0.30)	(0.40)	13.30
	10/31/2003	10.21	0.08	2.31	2.39	(0.02)	(0.07)	(0.09)	12.51
	10/31/2002	12.55	0.04	(2.10)	(2.06)	–	(0.28)	(0.28)	10.21
	10/31/2001	12.91	0.07	(0.42)	(0.35)	–	(0.01)	(0.01)	12.55
Class B	4/30/2006	13.48	0.01	1.13	1.14	(0.02)	(4.86)	(4.88)	9.74
	10/31/2005	12.65	– (h)	1.08	1.08	(0.04)	(0.21)	(0.25)	13.48
	10/31/2004	11.99	0.01	1.05	1.06	(0.10)	(0.30)	(0.40)	12.65
	10/31/2003	9.84	0.01	2.23	2.24	(0.02)	(0.07)	(0.09)	11.99
	10/31/2002	12.19	(0.01)	(2.06)	(2.07)	–	(0.28)	(0.28)	9.84
	10/31/2001	12.61	(0.02)	(0.39)	(0.41)	–	(0.01)	(0.01)	12.19
Class C	4/30/2006	13.43	0.02	1.11	1.13	(0.02)	(4.86)	(4.88)	9.68
	10/31/2005	12.62	– (h)	1.08	1.08	(0.06)	(0.21)	(0.27)	13.43
	10/31/2004	11.99	(0.05)	1.08	1.03	(0.10)	(0.30)	(0.40)	12.62
	10/31/2003	9.77	0.01	2.30	2.31	(0.02)	(0.07)	(0.09)	11.99
Class I	4/30/2006	14.35	0.07	1.01	1.08	(0.05)	(4.86)	(4.91)	10.52

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	10.82%	$11,217	1.37%	1.37%	1.10%	15%
	10/31/2005	9.60	180,933	1.25	1.25	1.14	47
	10/31/2004	9.52	405,455	1.25	1.25	0.72	33
	10/31/2003	23.57	233,779	1.42	1.42	0.71	32
	10/31/2002	(16.90)	46,960	1.55	1.91	0.56	101
	10/31/2001	(2.68)	12,176	1.55	1.93	0.48	29
Class B	4/30/2006	10.66	16,049	1.88	1.91	0.29	15
	10/31/2005	8.53	17,684	2.20	2.24	0.02	47
	10/31/2004	8.82	20,463	1.86	1.86	0.11	33
	10/31/2003	22.93	20,102	2.07	2.07	0.06	32
	10/31/2002	(17.47)	16,980	2.20	2.56	(0.09)	101
	10/31/2001	(3.31)	20,034	2.20	2.58	(0.17)	29
Class C	4/30/2006	10.59	3,604	1.89	2.00	0.30	15
	10/31/2005	8.57	4,908	2.20	2.38	0.03	47
	10/31/2004	8.62	5,981	2.20	2.30	(0.37)	33
	10/31/2003	23.81	797	2.07	2.07	0.05	32
Class I	4/30/2006	9.66	62,822	0.88	0.88	1.37	15

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi–Annual Report 2006

7

TA IDEX Salomon Investors Value

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Salomon Investors Value (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

For the period ended April 30, 2006 there were no recaptured commissions.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $2, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule represents the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Moderate Portfolio	$3,232	3.45%
TA IDEX Asset Allocation– Moderate Growth Portfolio	59,567	63.58%
Total	$62,799	67.03%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the

Transamerica IDEX Mutual Funds

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10

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2005
Class B	$8	10/31/2008
Class C	10	10/31/2008

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$4
Retained by Underwriter	1
Contingent Deferred Sales Charge	2

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $58 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $10.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$17,503
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-Term	138,336
U.S. Government	—

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, distribution reclassifications and foreign currency transactions.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

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11

TA IDEX Salomon Investors Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Salomon Investors Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Salomon Brothers Asset Management Inc. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. In light of the upcoming change-of-control of the Sub-Adviser, the Board also considered the successor agreement to the Investment Sub-Advisory Agreement. Following their review and consideration, a majority of the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (as well as its successor agreement) will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including a majority of the independent members of the Board, approved the renewal of the Investment Advisory Agreement, the Investment Sub-Advisory Agreement, as well as a successor agreement to the Investment Sub-Advisory Agreement, to take effect following an impending change of control with respect to the Sub-Adviser. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Board expressed concerns about the Fund's performance and carefully considered whether to renew the Investment Sub-Advisory Agreement. The Board noted that although the Fund had underperformed comparable investment companies and its benchmark index, the Sub-Adviser had recently made progress on improving performance. After careful consideration of the materials presented and their discussions at prior Board meetings with representatives of the Sub-Adviser, the Board decided to continue the Investment Sub-Advisory Agreement following the Board's prior discussion with the Sub-Adviser concerning performance and undertook to carefully monitor the Fund's future performance. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Salomon Investors Value (continued)

from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. In considering the successor agreement to the Investment Sub-Advisory Agreement, the Board concluded that the successor agreement would provide continuity of portfolio management services, as the terms of the successor agreement would be substantially similar to those of the current agreement (including the sub-advisory fees) and it was contemplated that all of the current personnel associated with managing the Fund will be retained and continue to serve in their current capacity. Additionally, the Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX T. Rowe Price Small Cap

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,142.10	1.61%	$8.55
Hypothetical (b)	1,000.00	1,016.81	1.61	8.05
Class B
Actual	1,000.00	1,139.60	2.03	10.77
Hypothetical (b)	1,000.00	1,014.73	2.03	10.14
Class C
Actual	1,000.00	1,139.50	2.05	10.87
Hypothetical (b)	1,000.00	1,014.63	2.05	10.24
Class I
Actual	1,000.00	1,114.20	0.97	4.66
Hypothetical (b)	1,000.00	1,018.33	0.97	4.45

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Air Transportation (1.5%)
Airtran Holdings, Inc. ‡†	1,900	$27
Republic Airways Holdings, Inc. ‡	10,200	173
Skywest, Inc.	9,200	217
Amusement & Recreation Services (1.2%)
International Speedway Corp.–Class A	400	20
Station Casinos, Inc. †	2,900	224
WMS Industries, Inc. ‡†	3,100	97
Apparel & Accessory Stores (1.6%)
Charlotte Russe Holding, Inc. ‡	800	17
Christopher & Banks Corp.	2,400	63
Citi Trends, Inc. ‡†	1,600	78
Pacific Sunwear of California, Inc. ‡†	5,250	122
Ross Stores, Inc.	1,700	52
Urban Outfitters, Inc. ‡	4,200	97
Apparel Products (0.8%)
Gymboree Corp. ‡	3,200	96
Quiksilver, Inc. ‡†	8,900	122
Auto Repair, Services & Parking (0.2%)
Dollar Thrifty Automotive Group ‡	1,400	68
Automotive (1.1%)
LKQ Corp. ‡	1,400	29
Oshkosh Truck Corp.	4,500	275
Automotive Dealers & Service Stations (1.1%)
MarineMax, Inc. ‡†	3,300	108
O'Reilly Automotive, Inc. ‡	6,000	203
Beverages (0.1%)
Boston Beer Co., Inc.–Class A ‡	600	16
Business Services (3.7%)
Administaff, Inc.	800	46
Aptimus, Inc. ‡†	4,800	27
ChoicePoint, Inc. ‡	3,100	137
Computer Programs & Systems, Inc.	7,200	340
Getty Images, Inc. ‡†	1,500	96
Heartland Payment Systems, Inc. ‡†	1,000	26
Iron Mountain, Inc. ‡†	2,425	95
Jupitermedia Corp. ‡†	5,400	95
MoneyGram International, Inc.	3,300	112
WebSideStory, Inc. ‡	2,500	43
Chemicals & Allied Products (0.0%)
Parlux Fragrances, Inc. ‡†	500	14

	Shares	Value
Commercial Banks (2.2%)
Boston Private Financial Holdings, Inc.	2,400	$80
CapitalSource, Inc. †	1,134	27
East-West Bancorp, Inc.	4,100	163
Investors Financial Services Corp. l	1,400	67
Pinnacle Financial Partners, Inc. ‡	1,100	32
PrivateBancorp, Inc. †	800	35
SVB Financial Group ‡†	1,600	81
UCBH Holdings, Inc.	6,000	106
Virginia Commerce Bancorp ‡†	500	18
Communication (0.5%)
Global Payments, Inc.	2,660	126
Syniverse Holdings, Inc. ‡	1,400	25
Communications Equipment (0.9%)
Inter-Tel, Inc.	5,100	117
Plantronics, Inc.	2,900	109
Polycom, Inc. ‡	1,406	31
Computer & Data Processing Services (12.4%)
Activision, Inc. ‡	7,999	114
Actuate Corp. ‡	13,000	55
Agile Software Corp. ‡	5,700	40
Avocent Corp. ‡	1,200	32
CACI International, Inc.–Class A ‡	2,200	138
CNET Networks, Inc. ‡†	7,900	85
Cognex Corp.	4,000	107
Cognizant Technology Solutions Corp. ‡	2,200	140
Cybersource Corp. ‡	8,700	81
Digital Insight Corp. ‡	3,200	110
Digital River, Inc. ‡†	1,500	65
Epicor Software Corp. ‡	3,200	39
F5 Networks, Inc. ‡†	2,700	158
Factset Research Systems, Inc.	2,050	90
Fair Isaac Corp.	4,005	149
Filenet Corp. ‡	1,800	50
Global Cash Access, Inc. ‡	2,200	43
Hyperion Solutions Corp. ‡	4,900	150
Informatica Corp. ‡	8,100	125
Inforte Corp. ‡	24,300	115
Jack Henry & Associates, Inc.	2,700	61
Kenexa Corp. ‡	5,600	186
MatrixOne, Inc. ‡	13,900	100
MTC Technologies, Inc. ‡	3,400	97
NAVTEQ Corp. ‡	1,700	71
NCI, Inc.–Class A ‡	9,100	128
Ninetowns Digital World Trade Holdings, Ltd., ADR ‡	5,400	27

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Computer & Data Processing Services (continued)
Open Solutions, Inc. ‡†	1,800	$49
Quest Software, Inc. ‡	3,100	53
Radiant Systems, Inc. ‡	9,250	120
Red Hat, Inc. ‡†	4,300	126
RightNow Technologies, Inc. ‡†	6,400	118
SI International, Inc. ‡	600	20
SRA International, Inc.–Class A ‡	5,000	160
Taleo Corp.–Class A ‡	5,600	74
Websense, Inc. ‡	3,600	90
Witness Systems, Inc. ‡†	1,200	28
Computer & Office Equipment (1.2%)
Rackable Systems, Inc. ‡	800	41
ScanSource, Inc. ‡	2,000	125
Symbol Technologies, Inc.	2,400	26
Zebra Technologies Corp.–Class A ‡	3,300	131
Construction (0.5%)
Insituform Technologies, Inc.–Class A ‡	2,000	51
MDC Holdings, Inc.	1,464	85
Drug Stores & Proprietary Stores (0.2%)
Drugstore.Com, Inc. ‡	14,400	51
Educational Services (1.7%)
Corinthian Colleges, Inc. ‡	2,400	36
Education Management Corp. ‡	5,200	221
ITT Educational Services, Inc. ‡	3,200	203
Electric, Gas & Sanitary Services (0.9%)
Stericycle, Inc. ‡	2,000	132
Waste Connections, Inc. ‡	2,700	104
Electronic & Other Electric Equipment (0.7%)
Aeroflex, Inc. ‡	12,900	163
Harman International Industries, Inc.	500	44
Electronic Components & Accessories (8.2%)
Advanced Energy Industries, Inc. ‡	8,800	138
ATMI, Inc. ‡†	2,900	82
Ceradyne, Inc. ‡†	4,100	217
Color Kinetics, Inc. ‡†	8,300	176
Cymer, Inc. ‡†	3,000	155
Dolby Laboratories, Inc.–Class A ‡	2,700	64
Exar Corp. ‡	3,000	43
Integrated Device Technology, Inc. ‡	5,180	79
Integrated Silicon Solutions, Inc. ‡	5,900	39
Intersil Corp.–Class A	4,796	142
Micrel, Inc. ‡	4,000	51
Microchip Technology, Inc.	575	21
Microsemi Corp. ‡	4,400	120

	Shares	Value
Electronic Components & Accessories (continued)
Omnivision Technologies, Inc. ‡†	2,600	$76
ON Semiconductor Corp. ‡†	17,400	125
Pericom Semiconductor Corp. ‡	3,000	29
Semtech Corp. ‡†	6,000	113
Spansion LLC–Class A ‡	1,900	33
Triquint Semiconductor, Inc. ‡	2,526	14
TTM Technologies, Inc. ‡	10,900	177
Varian Semiconductor Equipment Associates, Inc. ‡	4,850	159
Virage Logic Corp. ‡	5,600	70
Zoran Corp. ‡	4,497	123
Fabricated Metal Products (0.2%)
Simpson Manufacturing Co., Inc.	1,500	60
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc.	1,700	71
Health Services (4.5%)
Amedisys, Inc. ‡†	2,300	76
Amsurg Corp. ‡†	1,100	28
Community Health Systems, Inc. ‡	1,700	62
Coventry Health Care, Inc. ‡	2,850	142
DaVita, Inc. ‡	3,700	208
Gentiva Health Services, Inc. ‡	2,600	44
Human Genome Sciences, Inc. ‡	2,600	30
LCA-Vision, Inc. †	700	39
LifePoint Hospitals, Inc. ‡	2,100	67
Manor Care, Inc.	1,600	70
Matria Healthcare, Inc. ‡†	2,750	84
Omnicare, Inc.	2,700	153
Option Care, Inc.	1,200	17
Symbion, Inc. ‡	3,500	81
Triad Hospitals, Inc. ‡	1,100	45
United Surgical Partners International, Inc. ‡	2,950	97
Holding & Other Investment Offices (0.9%)
Affiliated Managers Group ‡†	2,400	243
Harris & Harris Group, Inc. ‡	1,100	14
Hotels & Other Lodging Places (0.2%)
Orient-Express Hotels, Ltd.	1,400	57
Industrial Machinery & Equipment (2.1%)
Actuant Corp.–Class A	3,800	243
Entegris, Inc. ‡	5,500	56
FMC Technologies, Inc. ‡	1,500	82
Kaydon Corp. †	1,100	47
Kennametal, Inc.	400	25
Oil States International, Inc. ‡†	3,400	137

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Instruments & Related Products (3.1%)
Anaren, Inc. ‡	1,300	$27
Cohu, Inc.	2,700	52
Dionex Corp. ‡	550	33
DRS Technologies, Inc.	808	45
FLIR Systems, Inc. ‡†	5,300	130
Fossil, Inc. ‡†	3,830	62
Herley Industries, Inc. ‡†	1,300	28
II-VI, Inc. ‡	2,200	48
Input/Output, Inc. ‡†	3,500	35
Itron, Inc. ‡†	2,100	141
Mine Safety Appliances Co.	3,000	125
Sonic Solutions, Inc. ‡†	900	16
Teledyne Technologies, Inc. ‡	1,500	55
United Industrial Corp./New York	300	20
Varian, Inc. ‡	1,000	43
Insurance (0.8%)
Healthspring, Inc. ‡	500	9
Max Reinsurance Capital, Ltd.	1,900	47
Stancorp Financial Group, Inc.	2,800	138
Triad Guaranty, Inc. ‡	700	38
Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc.	2,400	75
Leather & Leather Products (0.2%)
Timberland Co.–Class A ‡	1,300	44
Lumber & Other Building Materials (0.2%)
Beacon Roofing Supply, Inc. ‡	800	30
Drew Industries, Inc. ‡	400	14
Management Services (2.6%)
Corporate Executive Board Co.	3,400	364
Digitas, Inc. ‡	3,500	49
Navigant Consulting, Inc. ‡	5,000	105
Resources Connection, Inc. ‡	7,200	194
Manufacturing Industries (0.7%)
Daktronics, Inc.	800	31
Shuffle Master, Inc. ‡†	4,400	163
Medical Instruments & Supplies (7.1%)
American Medical Systems Holdings, Inc. ‡†	4,200	93
Armor Holdings, Inc. ‡†	1,900	116
Arthocare Corp. ‡†	2,900	131
Aspect Medical Systems, Inc. ‡	5,400	154
Cyberoptics Corp. ‡	14,900	228
DENTSPLY International, Inc.	1,150	69
Hologic, Inc. ‡	4,400	210
ICU Medical, Inc. ‡	2,600	107

	Shares	Value
Medical Instruments & Supplies (continued)
Integra LifeSciences Holdings Corp. ‡	1,000	$42
Kyphon, Inc. ‡†	3,900	162
Mentor Corp. †	800	35
Merit Medical Systems, Inc. ‡	3,100	36
Orbotech, Ltd. ‡	2,200	56
Respironics, Inc. ‡	5,200	190
SonoSite, Inc. ‡†	400	15
Steris Corp.	4,700	108
Techne Corp. ‡	1,300	74
Thoratec Corp. ‡	5,000	90
Wright Medical Group, Inc. ‡	1,600	38
Mining (0.2%)
Florida Rock Industries, Inc. †	300	19
Foundation Coal Holdings, Inc.	600	30
Motion Pictures (1.0%)
Avid Technology, Inc. ‡	5,377	207
Macrovision Corp. ‡	2,500	57
Oil & Gas Extraction (6.5%)
Acergy SA, Sponsored ADR ‡	2,400	39
Atwood Oceanics, Inc. ‡	800	43
Bill Barrett Corp. ‡	4,800	144
Bois d'Arc Energy, Inc. ‡	4,400	75
Bronco Drilling Co., Inc. ‡	1,400	38
Cabot Oil & Gas Corp.	3,500	172
Comstock Resources, Inc. ‡	7,200	224
Forest Oil Corp. ‡	1,900	69
Global Industries, Ltd. ‡	4,900	78
Grey Wolf, Inc. ‡	4,800	37
Helix Energy Solutions Group, Inc. ‡†	5,100	198
Helmerich & Payne, Inc.	900	65
KCS Energy, Inc. ‡	500	15
Mariner Energy, Inc. ‡	1,860	36
Patterson-UTI Energy, Inc.	3,600	117
Petroleum Development Corp. ‡	1,100	44
SEACOR Holdings, Inc. ‡	500	44
Stone Energy Corp. ‡	1,700	80
Tetra Technologies, Inc. ‡	1,900	93
Todco–Class A ‡	500	23
Unit Corp. ‡	2,500	144
Personal Services (0.5%)
Jackson Hewitt Tax Service, Inc.	4,300	128
Pharmaceuticals (6.2%)
Alkermes, Inc. ‡†	3,400	73
BioMarin Pharmaceuticals, Inc. ‡	2,600	32

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Pharmaceuticals (continued)
Cephalon, Inc. ‡†	724	$48
Charles River Laboratories International, Inc. ‡	1,000	47
Digene Corp. ‡	4,100	169
Henry Schein, Inc. ‡	700	33
Idexx Laboratories, Inc. ‡†	800	67
Immucor, Inc. ‡	1,800	52
InterMune, Inc. ‡†	1,700	27
Invitrogen Corp. ‡	1,700	112
Martek Biosciences Corp. ‡†	800	24
Medicines Co. ‡	5,600	108
Medicis Pharmaceutical Corp.–Class A †	4,700	155
Meridian Bioscience, Inc.	1,200	31
Myogen, Inc. ‡	3,000	99
Neurocrine Biosciences, Inc. ‡	2,000	115
Noven Pharmaceuticals, Inc. ‡	5,300	100
Onyx Pharmaceuticals, Inc. ‡†	500	12
Panacos Pharmaceuticals, Inc. ‡	8,100	57
PDL BioPharma, Inc. ‡	5,600	161
Rigel Pharmaceuticals, Inc. ‡	500	5
Salix Pharmaceuticals, Ltd. ‡	6,069	83
Valeant Pharmaceuticals International †	1,600	29
Vertex Pharmaceuticals, Inc. ‡†	1,494	54
Vion Pharmaceuticals, Inc. ‡	8,400	16
Primary Metal Industries (0.5%)
Lone Star Technologies, Inc. ‡	400	21
NS Group, Inc. ‡	600	30
Steel Dynamics, Inc. †	1,300	81
Radio & Television Broadcasting (0.1%)
Gray Television, Inc.	3,400	26
Triple Crown Media, Inc. ‡	340	2
Radio, Television & Computer Stores (0.2%)
GameStop Corp.–Class A ‡†	1,000	47
Research & Testing Services (2.6%)
Advisory Board Co. (The) ‡	5,300	297
DeCODE Genetics, Inc. ‡†	3,400	27
Exelixis, Inc. ‡	1,200	13
Gen-Probe, Inc. ‡	2,600	139
iRobot Corp. ‡†	1,600	35
Pharmaceutical Product Development, Inc.	4,400	158
Senomyx, Inc. ‡	3,300	47
Residential Building Construction (0.2%)
Toll Brothers, Inc. ‡†	1,600	51

	Shares	Value
Restaurants (1.9%)
BJ's Restaurants, Inc. ‡	4,600	$121
CEC Entertainment, Inc. ‡	1,250	44
Cheesecake Factory (The) ‡	1,900	60
PF Chang's China Bistro, Inc. ‡†	1,200	51
Rare Hospitality International, Inc. ‡	4,500	140
Sonic Corp. ‡	2,975	101
Retail Trade (3.4%)
AC Moore Arts & Crafts, Inc. ‡	8,000	149
Coldwater Creek, Inc. ‡	7,600	213
Fred's, Inc.	2,150	31
Hibbett Sporting Goods, Inc. ‡	5,250	159
Michaels Stores, Inc.	2,200	83
Nutri/System, Inc. ‡†	600	41
Sportsman's Guide (The), Inc. ‡	5,000	132
Zumiez, Inc. ‡	4,200	137
Rubber & Misc. Plastic Products (0.3%)
Applied Films Corp. ‡	1,200	26
Trex Co., Inc. ‡†	1,500	45
Security & Commodity Brokers (1.5%)
Eaton Vance Corp.	2,900	83
Greenhill & Co., Inc. †	1,400	99
IntercontinentalExchange, Inc. ‡	1,400	100
optionsXpress Holdings, Inc.	500	16
Raymond James Financial, Inc.	4,100	124
Social Services (0.6%)
Bright Horizons Family Solutions, Inc. ‡	3,900	155
Stone, Clay & Glass Products (0.3%)
Gentex Corp.	6,100	89
Telecommunications (1.2%)
Adtran, Inc.	4,500	113
NII Holdings, Inc.–Class B ‡†	2,300	138
Wireless Facilities, Inc. ‡	16,800	73
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	8,300	259
Transportation Equipment (0.4%)
Thor Industries, Inc.	2,200	111
Trucking & Warehousing (1.5%)
Forward Air Corp.	2,550	102
Old Dominion Freight Line, Inc. ‡	5,900	190
US Xpress Enterprises, Inc.–Class A ‡	2,800	55
Werner Enterprises, Inc.	3,400	65

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Wholesale Trade Durable Goods (2.0%)
Cytyc Corp. ‡	4,200	$109
Insight Enterprises, Inc. ‡	2,700	53
Interline Brands, Inc. ‡	700	19
Patterson Cos., Inc. ‡†	2,300	75
Reliance Steel & Aluminum Co.	300	27
SCP Pool Corp. †	3,130	146
Symyx Technologies, Inc. ‡	3,800	111
Wholesale Trade Nondurable Goods (1.7%)
SunOpta, Inc. ‡†	15,300	156
Tractor Supply Co. ‡†	2,700	175
United Natural Foods, Inc. ‡†	4,200	134
Total Common Stocks (cost: $20,925)		26,810
	Principal	Value
SECURITY LENDING COLLATERAL (22.4%)
Debt (20.9%)
Bank Notes (2.6%)
Bank of America
4.81%, due 06/07/2006 *	$201	$201
4.81%, due 08/10/2006 *	194	194
Bear Stearns & Co. 5.01%, due 06/06/2006 *	78	78
5.01%, due 09/07/2006 *	233	233
Certificates Of Deposit (1.4%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	194	194
Rabobank Nederland 4.87%, due 05/31/2006 *	194	194
Commercial Paper (1.1%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	117	117
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	194	194
Euro Dollar Overnight (3.8%)
Bank of Montreal 4.77%, due 05/02/2006	156	156
Dexia Group 4.78%, due 05/04/2006	194	194
Fortis Bank 4.77%, due 05/01/2006	78	78
Royal Bank of Canada 4.77%, due 05/01/2006	272	272
Royal Bank of Scotland 4.75%, due 05/03/2006	194	194

	Principal	Value
Euro Dollar Overnight (continued)
Svenska Handlesbanken
4.82%, due 05/01/2006	$149	$149
Euro Dollar Terms (5.8%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	156	156
Bank of the West 4.94%, due 06/16/2006	156	156
Barclays 4.79%, due 05/10/2006	233	233
4.77%, due 05/16/2006	78	78
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	117	117
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	117	117
Fortis Bank 4.83%, due 05/08/2006	78	78
Lloyds TSB Bank 4.81%, due 05/11/2006	117	117
Royal Bank of Scotland 4.87%, due 05/12/2006	156	156
Societe Generale 4.79%, due 05/10/2006	194	194
UBS AG 4.95%, due 06/20/2006	194	194
Repurchase Agreements (6.2%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $264 on 05/01/2006	264	264
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $571 on 05/01/2006	571	571
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $10 on 05/01/2006	10	10
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $583 on 05/01/2006	583	583
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $272 on 05/01/2006	272	272

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (1.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	311,066	$311
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	82,764	83
Total Security Lending Collateral (cost: $6,138)		6,138
Total Investment Securities (cost: $27,063) #		$32,948

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $5,912.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $1,750, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

l  Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $27,151. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,491 and $694, respectively. Net unrealized appreciation for tax purposes is $5,797.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $194 or 0.7% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX T. Rowe Price Small Cap

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $27,063) (including securities loaned of $5,912)	$32,948
Cash	708
Receivables:
Investment securities sold	100
Interest	2
Dividends	2
Other	4
33,764
Liabilities:
Investment securities purchased	74
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	24
Management and advisory fees	25
Transfer agent fees	16
Payable for collateral for securities on loan	6,138
Other	21
6,298
Net Assets	$27,466
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$14,469
Distributable net investment income (loss)	(228)
Accumulated net realized gain (loss) from investment securities	7,340
Net unrealized appreciation (depreciation) on investment securities	5,885
Net Assets	$27,466
Net Assets by Class:
Class A	$9,489
Class B	10,010
Class C	3,259
Class I	4,708
Shares Outstanding:
Class A	1,083
Class B	1,241
Class C	405
Class I	536
Net Asset Value Per Share:
Class A	$8.76
Class B	8.07
Class C	8.04
Class I	8.79
Maximum Offering Price Per Share (a):
Class A	$9.27

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$51
Interest	6
Income from loaned securities–net	9
66
Expenses:
Management and advisory fees	132
Distribution and service fees:
Class A	16
Class B	37
Class C	14
Transfer agent fees:
Class A	25
Class B	28
Class C	9
Class I	– (c)
Printing and shareholder reports	10
Custody fees	13
Administration fees	4
Legal fees	1
Audit fees	9
Trustees fees	1
Registration fees	8
Other	1
Total expenses	308
Less:
Reimbursement of class expenses:
Class A	(2)
Class B	(9)
Class C	(3)
Total reimbursed expenses	(14)
Net expenses	294
Net Investment Income (Loss)	(228)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	7,575
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,897)
Net Realized and Unrealized Gain (Loss) on Investment Securities	5,678
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,450

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX T. Rowe Price Small Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(228)	$(740)
Net realized gain (loss) from investment securities and futures contracts	7,575	17,086
Change in unrealized appreciation (depreciation) on investment securities	(1,897)	(2,325)
	5,450	14,021
Distributions to Shareholders:
From net realized gains:
Class A	(4,216)	–
Class B	(4,768)	–
Class C	(1,959)	–
Class I	(5,025)	–
	(15,968)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	578	2,848
Class B	294	1,312
Class C	117	977
Class I	28,376	–
	29,365	5,137
Dividends and distributions reinvested:
Class A	4,149	–
Class B	4,493	–
Class C	1,638	–
Class I	5,025	–
	15,305	–
Cost of shares redeemed:
Class A	(31,220)	(106,299)
Class B	(2,798)	(3,417)
Class C	(1,913)	(1,843)
Class I	(24,900)	–
	(60,831)	(111,559)
Automatic conversions:
Class A	17	31
Class B	(17)	(31)
	–	–
	(16,161)	(106,422)
Net increase (decrease) in net assets	(26,679)	(92,401)
Net Assets:
Beginning of period	54,145	146,546
End of period	$27,466	$54,145
Distributable Net Investment Income (Loss)	$(228)	$–

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	61	236
Class B	34	115
Class C	13	86
Class I	2,188	–
	2,296	437
Shares issued–reinvested from distributions:
Class A	508	–
Class B	598	–
Class C	218	–
Class I	616	–
	1,940	–
Shares redeemed:
Class A	(2,502)	(9,203)
Class B	(331)	(298)
Class C	(227)	(161)
Class I	(2,268)	–
	(5,328)	(9,662)
Automatic conversions:
Class A	2	3
Class B	(2)	(3)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(1,931)	(8,964)
Class B	299	(186)
Class C	4	(75)
Class I	536	–
	(1,092)	(9,225)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$12.61	$(0.06)	$1.47	$1.41	$–	$(5.26)	$(5.26)	$8.76
	10/31/2005	10.84	(0.11)	1.88	1.77	–	–	–	12.61
	10/31/2004	10.61	(0.12)	0.35	0.23	–	–	–	10.84
	10/31/2003	7.83	(0.15)	2.93	2.78	–	–	–	10.61
	10/31/2002	9.46	(0.16)	(1.47)	(1.63)	–	–	–	7.83
	10/31/2001	13.17	(0.14)	(3.56)	(3.70)	–	(0.01)	(0.01)	9.46
Class B	4/30/2006	12.03	(0.07)	1.37	1.30	–	(5.26)	(5.26)	8.07
	10/31/2005	10.44	(0.22)	1.81	1.59	–	–	–	12.03
	10/31/2004	10.28	(0.18)	0.34	0.16	–	–	–	10.44
	10/31/2003	7.63	(0.19)	2.84	2.65	–	–	–	10.28
	10/31/2002	9.29	(0.22)	(1.44)	(1.66)	–	–	–	7.63
	10/31/2001	13.05	(0.21)	(3.54)	(3.75)	–	(0.01)	(0.01)	9.29
Class C	4/30/2006	12.00	(0.07)	1.37	1.30	–	(5.26)	(5.26)	8.04
	10/31/2005	10.42	(0.22)	1.80	1.58	–	–	–	12.00
	10/31/2004	10.28	(0.22)	0.36	0.14	–	–	–	10.42
	10/31/2003	7.52	(0.20)	2.96	2.76	–	–	–	10.28
Class I	4/30/2006	12.97	(0.03)	1.11	1.08	–	(5.26)	(5.26)	8.79

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	14.21%	$9,489	1.61%	1.65%	(1.19)%	14%
	10/31/2005	16.33	38,007	1.42	1.42	(0.95)	22
	10/31/2004	2.17	129,809	1.36	1.36	(1.08)	29
	10/31/2003	35.50	95,018	1.75	1.93	(1.55)	25
	10/31/2002	(17.22)	6,487	1.74	2.67	(1.52)	55
	10/31/2001	(28.11)	7,067	1.55	2.56	(1.30)	49
Class B	4/30/2006	13.96	10,010	2.03	2.19	(1.69)	14
	10/31/2005	15.22	11,328	2.36	2.50	(1.92)	22
	10/31/2004	1.56	11,776	1.94	1.94	(1.67)	29
	10/31/2003	34.73	12,227	2.40	2.58	(2.20)	25
	10/31/2002	(17.85)	8,860	2.39	3.32	(2.17)	55
	10/31/2001	(28.73)	9,496	2.20	3.21	(1.95)	49
Class C	4/30/2006	13.95	3,259	2.05	2.18	(1.71)	14
	10/31/2005	15.21	4,810	2.36	2.51	(1.91)	22
	10/31/2004	1.32	4,961	2.40	2.40	(2.13)	29
	10/31/2003	36.70	628	2.40	2.58	(2.20)	25
Class I	4/30/2006	11.42	4,708	0.97	0.97	(0.64)	14

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.

Class I was November 15, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX T. Rowe Price Small Cap (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Classes A, B, and C are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of less than $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $4, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$2,399	8.73%
TA IDEX Asset Allocation– Moderate Portfolio	2,311	8.41%
Total	$4,710	17.14%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2006 was $1.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$7
Retained by Underwriter	1
Contingent Deferred Sales Charge	2

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $60 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $4.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006, were as follows:

Purchases of securities:
Long-Term	$5,110
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	37,436
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and net operating losses.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX T. Rowe Price Small Cap

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX T. Rowe Price Small Cap (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that the performance of the Fund has been at median relative to its peers over the past one-, two-, three- and five-year periods and competitive or superior to the benchmark index over the past one-, two-, three- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, and TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

15

TA IDEX T. Rowe Price Small Cap (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

16

TA IDEX T. Rowe Price Tax-Efficient Growth

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,054.40	1.60%	$8.15
Hypothetical (b)	1,000.00	1,016.86	1.60	8.00
Class B
Actual	1,000.00	1,052.00	2.04	10.38
Hypothetical (b)	1,000.00	1,014.68	2.04	10.19
Class C
Actual	1,000.00	1,052.00	2.04	10.38
Hypothetical (b)	1,000.00	1,014.68	2.04	10.19

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Aerospace (1.2%)
Boeing Co. (The)	2,100	$175
Amusement & Recreation Services (0.8%)
Disney (Walt) Co. (The)	2,500	70
Station Casinos, Inc. †	600	46
Apparel Products (0.4%)
Cintas Corp.	1,600	67
Automotive (0.6%)
Harley-Davidson, Inc.	1,700	86
Beverages (2.4%)
Anheuser-Busch Cos., Inc.	1,200	53
Coca-Cola Co. (The)	3,100	130
PepsiCo, Inc.	2,870	167
Business Credit Institutions (0.3%)
Freddie Mac	800	49
Business Services (8.2%)
ChoicePoint, Inc. ‡	1,400	62
Clear Channel Communications, Inc.	1,800	51
eBay, Inc. ‡	7,800	268
First Data Corp.	1,700	81
Getty Images, Inc. †‡	1,000	64
Monster Worldwide, Inc. †‡	1,700	98
Moody's Corp.	2,100	130
Omnicom Group, Inc.	2,000	180
Ritchie Bros. Auctioneers, Inc.	700	38
Robert Half International, Inc.	2,200	93
WPP Group PLC, Sponsored ADR †	2,500	154
Chemicals & Allied Products (4.8%)
Avon Products, Inc.	3,200	104
Colgate-Palmolive Co.	2,200	130
Ecolab, Inc.	2,200	83
Monsanto Co.	1,000	83
Procter & Gamble Co.	4,587	267
Valspar Corp.	1,800	51
Commercial Banks (5.4%)
Bank of New York Co., Inc. (The)	1,600	56
Citigroup, Inc.	3,459	173
Mellon Financial Corp.	1,500	56
Northern Trust Corp.	3,100	183
State Street Corp.	3,800	248
Wells Fargo & Co.	1,300	89

	Shares	Value
Communications Equipment (1.1%)
Nokia Corp., ADR	3,400	$77
Rockwell Collins, Inc.	1,500	86
Computer & Data Processing Services (8.9%)
Adobe Systems, Inc. ‡	1,600	63
Automatic Data Processing, Inc.	3,700	163
Cognizant Technology Solutions Corp. ‡	600	38
Electronic Arts, Inc. ‡	500	28
Intuit, Inc. ‡	900	49
Microsoft Corp.	13,200	319
NAVTEQ Corp. †‡	1,400	58
Oracle Corp. †‡	10,800	158
SAP AG, ADR †	2,700	147
Yahoo!, Inc. †‡	9,200	302
Computer & Office Equipment (4.3%)
Cisco Systems, Inc. ‡	13,900	291
Dell, Inc. ‡	9,200	241
EMC Corp. ‡	7,700	104
Construction (0.2%)
Fluor Corp.	300	28
Drug Stores & Proprietary Stores (1.1%)
CVS Corp.	1,600	48
Walgreen Co.	2,900	122
Educational Services (0.4%)
Apollo Group, Inc.–Class A ‡	1,050	57
Electronic & Other Electric Equipment (3.4%)
General Electric Co.	14,550	503
Electronic Components & Accessories (14.3%)
Altera Corp. †‡	12,100	264
Analog Devices, Inc. †	6,800	258
Broadcom Corp.–Class A ‡	1,500	62
Intel Corp.	14,700	294
Linear Technology Corp.	8,500	302
Maxim Integrated Products, Inc. †	7,800	275
Microchip Technology, Inc.	5,500	205
Texas Instruments, Inc.	4,000	139
Xilinx, Inc.	11,400	315
Entertainment (0.5%)
International Game Technology	2,100	80
Food & Kindred Products (1.0%)
General Mills, Inc.	1,100	54
Hershey Co. (The)	600	32
WM Wrigley Jr. Co.	1,100	52
WM Wrigley Jr. Co.–Class B	275	13

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Furniture & Home Furnishings Stores (0.9%)
Bed Bath & Beyond, Inc. ‡	1,900	$73
Williams-Sonoma, Inc.	1,600	67
Hotels & Other Lodging Places (2.1%)
Choice Hotels International, Inc.	1,300	70
Las Vegas Sands Corp. † ‡	1,400	91
Marriott International, Inc.–Class A	2,100	153
Industrial Machinery & Equipment (1.1%)
Baker Hughes, Inc.	1,200	97
Illinois Tool Works, Inc.	600	62
Insurance (4.7%)
AMBAC Financial Group, Inc.	800	66
American International Group, Inc.	1,363	89
UnitedHealth Group, Inc.	5,400	269
WellPoint, Inc. ‡	3,800	270
Insurance Agents, Brokers & Service (0.4%)
Marsh & McLennan Cos., Inc.	1,800	55
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	4,200	168
Management Services (1.0%)
Corporate Executive Board Co.	200	21
Paychex, Inc.	3,000	121
Medical Instruments & Supplies (3.4%)
Baxter International, Inc.	1,800	68
Medtronic, Inc.	5,900	296
Stryker Corp. †	1,800	79
Zimmer Holdings, Inc. ‡	1,000	63
Motion Pictures (0.5%)
Time Warner, Inc.	4,000	70
Oil & Gas Extraction (1.8%)
Schlumberger, Ltd. †	3,800	263
Paper & Allied Products (0.7%)
3M Co.	600	51
Kimberly-Clark Corp.	900	53
Personal Credit Institutions (0.5%)
SLM Corp.	1,300	69
Pharmaceuticals (7.6%)
Abbott Laboratories	2,300	98
Amgen, Inc. ‡	2,900	196
AstraZeneca PLC, ADR	1,100	61
Gilead Sciences, Inc. †‡	800	46
GlaxoSmithKline PLC, ADR	1,000	57
Johnson & Johnson	4,300	252

	Shares	Value
Pharmaceuticals (continued)
Lilly (Eli) & Co.	2,000	$106
Merck & Co., Inc.	1,800	62
Pfizer, Inc.	5,685	144
Wyeth	2,000	97
Printing & Publishing (1.4%)
CBS Corp.–Class B †	1,550	39
McGraw-Hill Cos., Inc. (The)	3,000	167
Radio & Television Broadcasting (1.1%)
IAC/InterActiveCorp. †‡	1,550	45
Univision Communications, Inc.–Class A ‡	1,600	57
Viacom, Inc.–Class B ‡	1,350	54
Residential Building Construction (0.2%)
Lennar Corp.–Class A	500	27
Restaurants (0.3%)
Starbucks Corp. ‡	1,400	52
Retail Trade (3.7%)
Amazon.com, Inc. †‡	5,500	194
Dollar General Corp.	3,400	59
Family Dollar Stores, Inc. †	2,300	57
Tiffany & Co.	2,000	70
Wal-Mart Stores, Inc. †	3,700	167
Rubber & Misc. Plastic Products (0.7%)
NIKE, Inc.–Class B	1,300	106
Security & Commodity Brokers (6.0%)
American Express Co.	1,900	102
BlackRock, Inc.–Class A †	400	61
Cbot Holdings, Inc.–Class A †‡	700	74
Charles Schwab Corp. (The)	4,800	86
Chicago Mercantile Exchange †	400	183
Eaton Vance Corp.	3,300	94
Franklin Resources, Inc.	2,200	205
Goldman Sachs Group, Inc. (The)	500	80
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc.	1,000	86
Water Transportation (0.3%)
Carnival Corp. †	900	42
Wholesale Trade Nondurable Goods (0.6%)
SYSCO Corp.	2,800	84
Total Common Stocks (cost: $10,317)		14,806

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (20.1%)
Debt (18.8%)
Bank Notes (2.3%)
Bank of America
4.81%, due 06/07/2006 *	$98	$98
4.81%, due 08/10/2006 *	95	95
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	38 113	38 113
Certificates Of Deposit (1.3%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	94	94
Rabobank Nederland 4.87%, due 05/31/2006 *	94	94
Commercial Paper (1.0%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	57	57
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	94	94
Euro Dollar Overnight (3.4%)
Bank of Montreal 4.77%, due 05/02/2006	76	76
Dexia Group 4.78%, due 05/04/2006	94	94
Fortis Bank 4.77%, due 05/01/2006	38	38
Royal Bank of Canada 4.77%, due 05/01/2006	132	132
Royal Bank of Scotland 4.75%, due 05/03/2006	94	94
Svenska Handlesbanken 4.82%, due 05/01/2006	72	72
Euro Dollar Terms (5.2%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	76	76
Bank of the West 4.94%, due 06/16/2006	76	76
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	113 38	113 38
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	57	57
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	57	57
Fortis Bank 4.83%, due 05/08/2006	38	38

	Principal	Value
Euro Dollar Terms (continued)
Lloyds TSB Bank
4.81%, due 05/11/2006	$57	$57
Royal Bank of Scotland 4.87%, due 05/12/2006	76	76
Societe Generale 4.79%, due 05/10/2006	94	94
UBS AG 4.95%, due 06/20/2006	94	94
Repurchase Agreements (5.6%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $128 on 05/01/2006	128	128
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $278 on 05/01/2006	277	277
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $5 on 05/01/2006	5	5
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $283 on 05/01/2006	283	283
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $132 on 05/01/2006	132	132
	Shares	Value
Investment Companies (1.3%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	151,065	$151
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	40,193	40
Total Security Lending Collateral (cost: $2,981)		2,981
Total Investment Securities (cost: $13,298) #		$17,787

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $2,885.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $850, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $13,405. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,526 and $144, respectively. Net unrealized appreciation for tax purposes is $4,382                                                                                  .

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $94 or 0.6% of the net assets of the Fund.

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX T. Rowe Price Tax-Efficient Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $13,298) (including securities loaned of $2,885)	$17,787
Cash	25
Receivables:
Investment securities sold	146
Shares of beneficial interest sold	1
Dividends	10
Other	2
17,971
Liabilities:
Investment securities purchased	90
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	43
Management and advisory fees	19
Transfer agent fees	12
Payable for collateral for securities on loan	2,981
Other	14
3,159
Net Assets	$14,812
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$10,996
Distributable net investment income (loss)	(59)
Accumulated net realized gain (loss) from investment securities	(614)
Net unrealized appreciation (depreciation) on investment securities	4,489
Net Assets	$14,812
Net Assets by Class:
Class A	$4,422
Class B	7,927
Class C	2,463
Shares Outstanding:
Class A	405
Class B	751
Class C	234
Net Asset Value Per Share:
Class A	$10.92
Class B	10.55
Class C	10.55
Maximum Offering Price Per Share (a):
Class A	$11.56

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$116
Income from loaned securities–net	1
117
Expenses:
Management and advisory fees	67
Distribution and service fees:
Class A	7
Class B	31
Class C	10
Transfer agent fees:
Class A	13
Class B	19
Class C	6
Class I	– (c)
Printing and shareholder reports	5
Custody fees	5
Administration fees	2
Legal fees	1
Audit fees	9
Registration fees	8
Total expenses	183
Less:
Reimbursement of class expenses:
Class A	(5)
Class B	(7)
Class C	(2)
Total reimbursed expenses	(14)
Net expenses	169
Net Investment Income (Loss)	(52)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	2,965
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,734)
Net Realized and Unrealized Gain (Loss) on Investment Securities	1,231
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,179

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX T. Rowe Price Tax-Efficient Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(52)	$(120)
Net realized gain (loss) from investment securities	2,965	2,259
Change in unrealized appreciation (depreciation) on investment securities	(1,734)	(980)
	1,179	1,159
Distributions to Shareholders:
From net investment income:
Class A	(3)	–
Class B	(2)	–
Class C	(1)	–
	(6)	–
Capital Share Transactions:
Proceeds from shares sold:
Class A	79	618
Class B	75	435
Class C	75	216
Class I	4,227	–
	4,456	1,269
Dividends and distributions reinvested:
Class A	3	–
Class B	2	–
Class C	1	–
	6	–
Cost of shares redeemed:
Class A	(5,809)	(2,655)
Class B	(2,348)	(4,256)
Class C	(700)	(1,718)
Class I	(4,354)	–
	(13,211)	(8,629)
Automatic conversions:
Class A	5	3
Class B	(5)	(3)
	–	–
	(8,749)	(7,360)
Net increase (decrease) in net assets	(7,576)	(6,201)
Net Assets:
Beginning of period	22,388	28,589
End of period	$14,812	$22,388
Distributable Net Investment Income (Loss)	$(59)	$(1)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	7	60
Class B	7	43
Class C	7	22
Class I	397	–
	418	125
Shares redeemed:
Class A	(542)	(256)
Class B	(223)	(423)
Class C	(66)	(170)
Class I	(397)	–
	(1,228)	(849)
Net increase (decrease) in shares outstanding:
Class A	(535)	(196)
Class B	(216)	(380)
Class C	(59)	(148)
Class I	–	–
	(810)	(724)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX T. Rowe Price Tax-Efficient Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions					Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions		Value, End of Period
Class A	4/30/2006	$10.36	$(0.01)	$0.57	$0.56	$–	(h)	$–	$–	(h)	$10.92
	10/31/2005	9.93	(0.01)	0.44	0.43	–		–	–		10.36
	10/31/2004	9.85	(0.06)	0.14	0.08	–		–	–		9.93
	10/31/2003	8.09	(0.05)	1.81	1.76	–		–	–		9.85
	10/31/2002	9.54	(0.02)	(1.43)	(1.45)	–		–	–		8.09
	10/31/2001	10.64	0.05	(1.13)	(1.08)	(0.02)		–	(0.02)		9.54
Class B	4/30/2006	10.03	(0.04)	0.56	0.52	–	(h)	–	–	(h)	10.55
	10/31/2005	9.68	(0.07)	0.42	0.35	–		–	–		10.03
	10/31/2004	9.66	(0.12)	0.14	0.02	–		–	–		9.68
	10/31/2003	7.99	(0.10)	1.77	1.67	–		–	–		9.66
	10/31/2002	9.49	(0.09)	(1.41)	(1.50)	–		–	–		7.99
	10/31/2001	10.63	(0.02)	(1.12)	(1.14)	–		–	–		9.49
Class C	4/30/2006	10.03	(0.04)	0.56	0.52	–	(h)	–	–	(h)	10.55
	10/31/2005	9.68	(0.07)	0.42	0.35	–		–	–		10.03
	10/31/2004	9.66	(0.12)	0.14	0.02	–		–	–		9.68
	10/31/2003	7.91	(0.11)	1.86	1.75	–		–	–		9.66

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	5.44%	$4,422	1.60%	1.78%	(0.25)%	6%
	10/31/2005	4.31	9,740	1.70	1.70	(0.10)	6
	10/31/2004	0.83	11,281	1.70	1.78	(0.56)	5
	10/31/2003	21.76	13,057	1.70	1.85	(0.56)	50
	10/31/2002	(15.20)	21,389	1.68	1.95	(0.27)	76
	10/31/2001	(10.14)	8,552	1.55	2.07	0.47	30
Class B	4/30/2006	5.20	7,927	2.04	2.18	(0.76)	6
	10/31/2005	3.62	9,708	2.35	2.46	(0.72)	6
	10/31/2004	0.20	13,038	2.31	2.31	(1.18)	5
	10/31/2003	21.05	14,181	2.35	2.50	(1.21)	50
	10/31/2002	(15.84)	11,897	2.33	2.60	(0.92)	76
	10/31/2001	(10.75)	15,500	2.20	2.72	(0.18)	30
Class C	4/30/2006	5.20	2,463	2.04	2.19	(0.76)	6
	10/31/2005	3.65	2,940	2.35	2.67	(0.70)	6
	10/31/2004	0.17	4,270	2.35	3.00	(1.21)	5
	10/31/2003	22.12	473	2.35	2.50	(1.21)	50

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX T. Rowe Price Tax-Efficient Growth

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Amount rounds to less than $(0.01).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX T. Rowe Price Tax-Efficient Growth (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently has four classes of shares, Class A, Class B, Class C and Class I, each with different expense levels. Currently all share classes are closed to new investors. Class I commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently uninvested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $1, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the six months ended April 30, 2006 was $1.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

From February 28, 2006 through March 1, 2007, the Fund will not pay 12b-1 fees under these plans.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$2
Retained by Underwriter	–
Contingent Deferred Sales Charge	1

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $36 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $2.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$1,086
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	9,831
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.–(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$238	October 31, 2010
3,180	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX T. Rowe Price Tax-Efficient Growth

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX T. Rowe Price Tax-Efficient Growth (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and T. Rowe Price Associates, Inc. (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved acceptable investment performance, noting that although the performance of the Fund has been below median relative to its peers and the benchmark index over the past one- and two-year periods, its performance has been at or above median relative to its peers and the benchmark index over the past three- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, and TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX T. Rowe Price Tax-Efficient Growth (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. In addition, the Board assessed the current asset levels of the Fund and the long-term development strategy for the Fund, including continued investments by the TA IDEX asset allocation funds, and concluded that the Fund's current management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX Templeton Great Companies Global

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,136.20	1.55%	$8.21
Hypothetical (b)	1,000.00	1,017.11	1.55	7.75
Class B
Actual	1,000.00	1,133.00	2.20	11.64
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class C
Actual	1,000.00	1,132.60	2.20	11.63
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class I
Actual	1,000.00	1,123.00	0.92	4.44
Hypothetical (b)	1,000.00	1,018.56	0.92	4.22

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

This chart shows the percentage breakdown by region of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS ( 97.5%)
Australia (0.6%)
National Australia Bank, Ltd.	61,872	$1,766
Bermuda (0.6%)
Weatherford International, Ltd. ‡	34,000	1,800
Brazil (0.8%)
Cia Vale do Rio Doce, ADR	12,750	657
Empresa Brasileira de Aeronautica SA, ADR †	17,350	674
Tele Norte Leste Participacoes SA, ADR †	55,130	1,002
Canada (0.7%)
Alcan, Inc.	12,570	655
BCE, Inc.	51,530	1,274
Cayman Islands (1.1%)
ACE, Ltd.	34,600	1,922
XL Capital, Ltd.–Class A	19,340	1,274
Denmark (0.4%)
Vestas Wind Systems A/S ‡	47,410	1,285
Finland (1.2%)
Stora Enso Oyj–Class R	110,430	1,728
UPM-Kymmene Oyj	75,180	1,761
France (4.0%)
Accor SA	22,260	1,399
AXA ‡	49,270	1,805
France Telecom SA	58,460	1,363
Michelin (C.G.D.E.)–Class B	21,817	1,572
Sanofi-Aventis	17,689	1,666
Suez SA, ADR	30,540	1,164
Thomson Multimedia SA	18,150	375
Total SA	4,763	1,315
Valeo SA	20,322	869
Germany (3.5%)
BASF AG, ADR ‡	12,820	1,097
Bayerische Motoren Werke AG	25,160	1,366
Deutsche Post AG	82,870	2,206
E.ON AG, ADR ‡	35,200	1,429
Infineon Technologies AG ‡	55,500	677
Muenchener Rueckversicherungs AG	6,850	969
Siemens AG	25,070	2,368
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd. (a)	119,000	1,341
Hutchison Whampoa, Ltd.	88,000	864
Israel (0.4%)
Check Point Software Technologies, Ltd. ‡	51,740	1,001
Italy (1.2%)
ENI SpA, ADR †	27,885	1,707
UniCredito Italiano SpA (a)	217,031	1,633

	Shares	Value
Japan (5.1%)
East Japan Railway Co.	130	$1,012
Fuji Photo Film Co., Ltd.	24,100	817
Hitachi, Ltd.	93,000	690
KDDI Corp.	168	1,033
Konica Minolta Holdings, Inc. ‡	104,000	1,366
Mabuchi Motor Co., Ltd.	17,100	961
Nintendo Co., Ltd.	10,700	1,593
Nippon Telegraph & Telephone Corp.	227	1,014
Nomura Holdings, Inc.	49,600	1,118
Olympus Corp.	42,800	1,222
Sompo Japan Insurance, Inc.	90,000	1,300
Sony Corp., ADR	22,320	1,092
Takeda Pharmaceutical Co., Ltd.	24,100	1,469
Mexico (0.4%)
Telefonos de Mexico SA de CV–Class L, ADR	53,890	1,185
Netherlands (2.5%)
Akzo Nobel NV, ADR	20,600	1,183
ING Groep NV	38,940	1,582
ING Groep NV, ADR	11,170	453
Koninklijke Philips Electronics NV	47,000	1,619
Reed Elsevier NV	109,560	1,622
VNU NV	19,750	677
Norway (0.8%)
Telenor ASA	194,560	2,252
Portugal (0.7%)
Portugal Telecom SGPS SA	149,220	1,897
Singapore (0.6%)
DBS Group Holdings, Ltd.	125,600	1,414
DBS Group Holdings, Ltd., ADR	5,910	266
South Korea (2.2%)
Kookmin Bank, ADR	11,550	1,029
Korea Electric Power Corp., ADR †	30,270	690
KT Corp., ADR †	45,775	1,065
Samsung Electronics Co., Ltd., GDR–144A	8,730	2,977
SK Telecom Co., Ltd., ADR †	25,820	689
Spain (1.8%)
Banco Santander Central Hispano SA	120,384	1,864
Iberdrola SA	22,667	737
Repsol YPF SA	50,821	1,516
Telefonica SA	71,266	1,140
Sweden (2.8%)
Atlas Copco AB–Class A	70,390	2,073
Electrolux AB–Class B	37,980	1,134
Nordic Baltic Holding, FDR	141,760	1,827
Securitas AB–Class B	49,410	1,027
Svenska Cellulosa AB–Class B	26,540	1,198
Volvo AB–Class B	13,870	695

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Switzerland (2.7%)
Lonza Group AG	22,090	$1,563
Nestle SA, ADR	17,610	1,339
Novartis AG, ADR	27,240	1,567
Swiss Reinsurance (a)	21,380	1,556
Swiss Reinsurance Rights, Expires 5/9/2006 m	21,380	—	o
UBS AG	11,080	1,310
UBS AG-Registered	3,230	377
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR	51,130	1,053
United Kingdom (10.5%)
Alliance Unichem PLC	70,270	1,135
BAE Systems PLC	286,320	2,173
Boots Group PLC	78,524	1,004
BP PLC, ADR	24,780	1,827
British Sky Broadcasting PLC	133,130	1,272
Cadbury Schweppes PLC	139,320	1,378
Compass Group PLC	450,250	1,935
GlaxoSmithKline PLC	66,309	1,875
Group 4 Securicor PLC	390,000	1,347
HSBC Holdings PLC	46,099	794
HSBC Holdings PLC, ADR †	7,650	663
National Grid PLC	100,017	1,046
Pearson PLC	83,360	1,152
Rentokil Initial PLC	371,770	1,079
Rolls-Royce Group PLC ‡	213,540	1,849
Royal Bank of Scotland Group PLC	59,310	1,931
Royal Dutch Shell PLC–Class B	48,440	1,727
Smiths Group PLC	70,620	1,309
Standard Chartered PLC	37,120	982
Unilever PLC	107,950	1,143
Vodafone Group PLC	1,111,051	2,615
United States (51.7%)
3M Co.	41,000	3,503
Adobe Systems, Inc. ‡	55,700	2,183
Akamai Technologies, Inc. ‡†	38,000	1,280
American Tower Corp.–Class A ‡	100,000	3,414
Apple Computer, Inc. ‡†	41,680	2,934
Applebees International, Inc. †	63,000	1,462
BJ Services Co.	86,750	3,301
Chesapeake Energy Corp. †	48,000	1,521
Clorox Co.	58,620	3,762
Coach, Inc. ‡	93,950	3,102
Corning, Inc. ‡	137,000	3,785
Danaher Corp.	70,810	4,540
Disney (Walt) Co. (The)	87,000	2,432
E*TRADE Financial Corp. ‡	122,000	3,035

	Shares	Value
United States (continued)
Emerson Electric Co.	26,450	$2,247
Fortune Brands, Inc.	29,000	2,329
Genzyme Corp. ‡	45,000	2,752
Goldman Sachs Group, Inc. (The)	18,580	2,978
Harman International Industries, Inc.	17,000	1,496
IMS Health, Inc.	90,000	2,446
Intel Corp.	121,520	2,428
International Game Technology	126,000	4,779
ITT Industries, Inc.	32,000	1,799
Johnson Controls, Inc.	33,200	2,707
JP Morgan Chase & Co.	122,210	5,546
Kellogg Co.	73,160	3,388
Linear Technology Corp.	86,340	3,065
Marathon Oil Corp.	73,000	5,793
Medtronic, Inc.	56,590	2,836
Microsoft Corp.	130,975	3,163
Morgan Stanley	59,440	3,822
National Oilwell Varco, Inc. ‡	59,000	4,069
Newell Rubbermaid, Inc.	52,980	1,453
PepsiCo, Inc.	52,530	3,059
Procter & Gamble Co.	67,420	3,924
Prudential Financial, Inc.	30,800	2,406
Quest Diagnostics, Inc.	31,000	1,728
Sirf Technology Holdings, Inc. ‡	25,000	854
Sprint Nextel Corp.	67,000	1,662
St. Jude Medical, Inc. ‡	49,210	1,943
Sun Microsystems, Inc. ‡	500,000	2,500
T. Rowe Price Group, Inc.	47,000	3,957
United Technologies Corp.	76,220	4,787
UnitedHealth Group, Inc.	40,000	1,990
Valero Energy Corp.	26,000	1,683
Verizon Communications, Inc.	47,000	1,552
Vertex Pharmaceuticals, Inc. ‡†	31,210	1,135
Viacom, Inc.–Class B ‡	67,340	2,682
Vulcan Materials Co.	24,000	2,039
W.R. Berkley Corp.	100,365	3,756
WM Wrigley Jr. Co.	30,000	1,412
WM Wrigley Jr. Co.–Class B	7,500	354
Wyeth	65,000	3,164
Yahoo!, Inc. ‡†	78,300	2,567
Total Common Stocks (cost: $241,649)		279,987

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

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TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL ( 5.5%)
Debt (5.1%)
Bank Notes (0.6%)
Bank of America
4.81%, due 06/07/2006 *	$519	$519
4.81%, due 08/10/2006 *	501	501
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	200 601	200 601
Certificates of Deposit (0.4%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	501	501
Rabobank Nederland 4.87%, due 05/31/2006 *	501	501
Commercial Paper (0.3%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	301	301
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	500	500
Euro Dollar Overnight (0.9%)
Bank of Montreal 4.77%, due 05/02/2006	401	401
Dexia Group 4.78%, due 05/04/2006	501	501
Fortis Bank 4.77%, due 05/01/2006	200	200
Royal Bank of Canada 4.77%, due 05/01/2006	701	701
Royal Bank of Scotland 4.75%, due 05/03/2006	501	501
Svenska Handlesbanken 4.82%, due 05/01/2006	383	383
Euro Dollar Terms (1.4%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	401	401
Bank of the West 4.94%, due 06/16/2006	401	401
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	601 200	601 200
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	301	301
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	301	301
Fortis Bank 4.83%, due 05/08/2006	200	200

	Principal	Value
Euro Dollar Terms ( continued)
Lloyds TSB Bank
4.81%, due 05/11/2006	$301	$301
Royal Bank of Scotland 4.87%, due 05/12/2006	401	401
Societe Generale 4.79%, due 05/10/2006	501	501
UBS AG 4.95%, due 06/20/2006	501	501
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $681 on 05/01/2006	680	680
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,472 on 05/01/2006	1,472	1,472
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $25 on 05/01/2006	25	25
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,504 on 05/01/2006	1,503	1,503
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $702 on 05/01/2006	701	701
	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	801,574	$802
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	213,271	213
Total Security Lending Collateral (cost: $15,816)		15,816
Total Investment Securities (cost: $257,465) #		$295,803

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $15,324.

(a)  Passive Foreign Investment Company.

o  Value is less than $1.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $4,510, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

#  Aggregate cost for Federal income tax purposes is $258,233. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $42,239 and $4,669, respectively. Net unrealized appreciation for tax purposes is $37,570.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $3,477 or 1.2% of the net assets of the Fund.

ADR  American Depositary Receipt

FDR  Finnish Depositary Receipt

GDR  Global Depositary Receipt

SGPS  Sociedade Gestora de Participações Socialis (Holding Enterprise)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	7.5%	$21,400
Telecommunications	6.6%	18,900
Security & Commodity Brokers	5.2%	14,911
Pharmaceuticals	5.1%	14,762
Computer & Data Processing Services	4.8%	13,861
Insurance	4.4%	12,766
Petroleum Refining	4.3%	12,345
Chemicals & Allied Products	4.0%	11,530
Oil & Gas Extraction	3.4%	9,844
Electronic & Other Electric Equipment	3.3%	9,513
Aerospace	3.3%	9,483
Instruments & Related Products	3.1%	8,798
Electronic Components & Accessories	3.0%	8,751
Business Services	2.9%	8,411
Paper & Allied Products	2.8%	8,190
Food & Kindred Products	2.7%	7,870
Communications Equipment	2.4%	6,774
Life Insurance	2.2%	6,247
Industrial Machinery & Equipment	2.1%	6,142
Entertainment	1.7%	4,779
Medical Instruments & Supplies	1.7%	4,779
Communication	1.6%	4,686
Radio & Television Broadcasting	1.6%	4,511
Electric Services	1.4%	3,902
Automotive	1.3%	3,860
Computer & Office Equipment	1.3%	3,624

	Percentage of Net Assets	Value
Restaurants	1.2%	3,398
Leather & Leather Products	1.1%	3,102
Beverages	1.1%	3,059
Rubber & Misc. Plastic Products	1.1%	3,025
Furniture & Fixtures	0.9%	2,707
Amusement & Recreation Services	0.8%	2,432
Fabricated Metal Products	0.8%	2,329
Transportation & Public Utilities	0.8%	2,206
Mining	0.7%	2,039
Health Services	0.6%	1,728
Printing & Publishing	0.6%	1,622
Manufacturing Industries	0.6%	1,593
Hotels & Other Lodging Places	0.5%	1,399
Specialty- Real Estate	0.5%	1,341
Electric, Gas & Sanitary Services	0.4%	1,164
Wholesale Trade Nondurable Goods	0.4%	1,143
Railroads	0.4%	1,012
Drug Stores & Proprietary Stores	0.3%	1,004
Motor Vehicles, Parts & Supplies	0.3%	869
Holding & Other Investment Offices	0.3%	864
Metal Mining	0.2%	657
Primary Metal Industries	0.2%	655
Investment Securities, at value	97.5%	279,987
Short-Term Investments	5.5%	15,816
Total Investment Securities	103.0%	$295,803

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Templeton Great Companies Global

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $257,465) (including securities loaned of $15,324)	$295,803
Cash	4,378
Receivables:
Investment securities sold	4,802
Shares of beneficial interest sold	35
Interest	11
Dividends	725
Dividend reclaims receivable	573
Other	228
306,555
Liabilities:
Foreign currency at value (identified cost $732)	737
Investment securities purchased	1,462
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	574
Management and advisory fees	170
Distribution and service fees	135
Transfer agent fees	165
Administration fees	5
Payable for collateral for securities on loan	15,816
Other	175
19,239
Net Assets	$287,316
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$586,260
Distributable net investment income (loss)	(318)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(337,057)
Net unrealized appreciation (depreciation) on: Investment securities	38,334
Translation of assets and liabilities denominated in foreign currencies	97
Net Assets	$287,316
Net Assets by Class:
Class A	$124,332
Class B	86,329
Class C	35,792
Class I	40,863
Shares Outstanding:
Class A	4,434
Class B	3,279
Class C	1,361
Class I	1,453
Net Asset Value Per Share:
Class A	$28.04
Class B	26.33
Class C	26.29
Class I	28.12
Maximum Offering Price Per Share (a):
Class A	$29.67

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $152)	$3,240
Interest	151
Income from loaned securities–net	20
3,411
Expenses:
Management and advisory fees	1,365
Distribution and service fees:
Class A	255
Class B	441
Class C	182
Transfer agent fees:
Class A	240
Class B	239
Class C	85
Class I	– (c)
Printing and shareholder reports	84
Custody fees	69
Administration fees	34
Legal fees	10
Audit fees	9
Trustees fees	8
Registration fees	20
Other	8
Total expenses	3,049
Less:
Reimbursement of class expenses:
Class A	(51)
Class B	(127)
Class C	(39)
Total reimbursed expenses	(217)
Net expenses	2,832
Net Investment Income (Loss)	579
Net Realized Gain (Loss) from:
Investment securities	36,792
Foreign currency transactions	(342)
36,450
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	10,164
Translation of assets and liabilities denominated in foreign currencies	30
10,194
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	46,644
Net Increase (Decrease) in Net Assets Resulting from Operations	$47,223

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Templeton Great Companies Global

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$579	$3,111
Net realized gain (loss) from investment securities and foreign currency transactions	36,450	20,242
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	10,194	19,691
	47,223	43,044
Distributions to Shareholders:
From net investment income:
Class A	(31)	(3,664)
Class B	–	(5)
Class C	–	(8)
	(31)	(3,677)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,405	174,981
Class B	1,413	2,689
Class C	1,021	1,105
Class I	265,295	–
	270,134	178,775
Dividends and distributions reinvested:
Class A	31	3,598
Class B	–	4
Class C	–	8
	31	3,610
Cost of shares redeemed:
Class A	(285,933)	(47,814)
Class B	(14,623)	(36,203)
Class C	(6,758)	(16,720)
Class I	(236,047)	–
	(543,361)	(100,737)
Redemption fees:
Class C	1	–
	1	–
Automatic conversions:
Class A	2,439	3,265
Class B	(2,439)	(3,265)
	–	–
	(273,195)	81,648
Net increase (decrease) in net assets	(226,003)	121,015
Net Assets:
Beginning of period	513,319	392,304
End of period	$287,316	$513,319
Distributable Net Investment Income (Loss)	$(318)	$(866)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	90	7,281
Class B	56	118
Class C	41	49
Class I	10,591	–
	10,778	7,448
Shares issued–reinvested from distributions:
Class A	1	147
	1	147
Shares redeemed:
Class A	(11,373)	(1,977)
Class B	(587)	(1,596)
Class C	(271)	(739)
Class I	(9,138)	–
	(21,369)	(4,312)
Automatic conversions:
Class A	94	134
Class B	(100)	(143)
	(6)	(9)
Net increase (decrease) in shares outstanding:
Class A	(11,188)	5,585
Class B	(631)	(1,621)
Class C	(230)	(690)
Class I	1,453	–
	(10,596)	3,274

(a)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Templeton Great Companies Global

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions				Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$24.68	$0.06	$3.30	$3.36	$–	(h)	$–	$–	$28.04
	10/31/2005	22.57	0.21	2.14	2.35	(0.24)		–	(0.24)	24.68
	10/31/2004	21.41	(0.07)	1.23	1.16	–		–	–	22.57
	10/31/2003	19.06	(0.05)	2.40	2.35	–		–	–	21.41
	10/31/2002	23.67	(0.08)	(4.53)	(4.61)	–		–	–	19.06
	10/31/2001	40.20	(0.07)	(13.99)	(14.06)	–		(2.47)	(2.47)	23.67
Class B	4/30/2006	23.24	(0.01)	3.10	3.09	–		–	–	26.33
	10/31/2005	21.23	0.02	1.99	2.01	–	(h)	–	–	23.24
	10/31/2004	20.25	(0.20)	1.18	0.98	–		–	–	21.23
	10/31/2003	18.14	(0.17)	2.28	2.11	–		–	–	20.25
	10/31/2002	22.71	(0.22)	(4.35)	(4.57)	–		–	–	18.14
	10/31/2001	38.97	(0.27)	(13.52)	(13.79)	–		(2.47)	(2.47)	22.71
Class C	4/30/2006	23.21	(0.01)	3.09	3.08	–		–	–	26.29
	10/31/2005	21.21	0.02	1.99	2.01	(0.01)		–	(0.01)	23.21
	10/31/2004	20.25	(0.15)	1.11	0.96	–		–	–	21.21
	10/31/2003	18.00	(0.17)	2.42	2.25	–		–	–	20.25
Class I	4/30/2006	25.05	0.10	2.97	3.07	–		–	–	28.12

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	13.62%	$124,332	1.55%	1.62%	0.47%	22%
	10/31/2005	10.41	385,504	1.42	1.42	0.85	79
	10/31/2004	5.41	226,517	1.85	1.85	(0.31)	140
	10/31/2003	12.33	189,046	2.07	2.07	(0.26)	103
	10/31/2002	(19.46)	225,722	1.88	1.88	(0.34)	72
	10/31/2001	(37.08)	374,626	1.63	1.63	(0.24)	79
Class B	4/30/2006	13.30	86,329	2.20	2.49	(0.12)	22
	10/31/2005	9.48	90,877	2.20	2.41	0.07	79
	10/31/2004	4.83	117,409	2.49	2.49	(0.93)	140
	10/31/2003	11.57	153,046	2.72	2.72	(0.91)	103
	10/31/2002	(20.09)	193,259	2.53	2.53	(0.99)	72
	10/31/2001	(37.58)	320,693	2.28	2.28	(0.89)	79
Class C	4/30/2006	13.26	35,792	2.20	2.42	(0.12)	22
	10/31/2005	9.52	36,938	2.20	2.38	0.07	79
	10/31/2004	4.74	48,378	2.18	2.18	(0.72)	140
	10/31/2003	12.50	163	2.72	2.72	(0.92)	103
Class I	4/30/2006	12.30	40,863	0.92	0.92	0.86	22

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Templeton Great Companies Global

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $(0.01) per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Templeton Great Companies Global (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $56 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Income from loaned securities on the Statement of Operations is net of fees, in the amount of $8, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$2,634	0.92%
TA IDEX Asset Allocation - Growth Portfolio	6,209	2.16%
TA IDEX Asset Allocation - Moderate Portfolio	23,951	8.34%
TA IDEX Asset Allocation - Moderate Growth Portfolio	8,077	2.81%
Total	$40,871	14.23%

Investment advisory fee: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbusement of Class Expenses	Available for Recapture Through
Fiscal Year 2005
Class B	$226	10/31/2008
Class C	77	10/31/2008

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$49
Retained by Underwriter	8
Contingent Deferred Sales Charge	60

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $544 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $111.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$73,442
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	326,792
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, foreign currency transactions, excess distribution, return of capital from underlying investments, passive foreign investment companies, deferred compensation and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$110,307	October 31, 2009
205,203	October 31, 2010
57,944	October 31, 2011

NOTE 5. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Templeton Great Companies Global

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Templeton Great Companies Global (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as Investment Sub-Advisory Agreements of the Fund between TFAI and each of the sub-advisers, Great Companies, LLC and Templeton Investment Counsel, LLC (the "Sub-Advisers"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreements will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Advisers (such as in-person presentations by the Sub-Advisers) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Advisers to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Advisers are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Advisers' management capabilities demonstrated with respect to the Funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Advisers, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Advisers' portfolio management teams. The Trustees also concluded that TFAI and the Sub-Advisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Advisers' obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Advisers generally had achieved acceptable investment performance, although they noted that the domestic portion of the Fund had underperformed while the international portion of the Fund had generally outperformed the benchmark. The Board decided to monitor closely the future performance of the domestic portion of the Fund, and also asked TFAI to take necessary steps to improve the Fund's performance, including consideration of alternative sub-advisers for the domestic portion of the Fund. However, on the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Advisers, the Trustees concluded that TFAI and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Advisers' performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of each Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Advisers' profitability, are appropriate in light of the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX Templeton Great Companies Global (continued)

services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Advisers.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Advisers, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Advisers from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Advisers from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Advisers are participating in brokerage programs pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Advisers may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

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TA IDEX Transamerica Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,093.00	1.60%	$8.30
Hypothetical (b)	1,000.00	1,016.86	1.60	8.00
Class B
Actual	1,000.00	1,089.40	2.16	11.19
Hypothetical (b)	1,000.00	1,014.08	2.16	10.79
Class C
Actual	1,000.00	1,089.20	2.15	11.14
Hypothetical (b)	1,000.00	1,014.13	2.15	10.74

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

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TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (7.1%)
U.S. Treasury Bond 8.00%, due 11/15/2021	$1,450	$1,861
5.38%, due 02/15/2031 †	2,080	2,111
U.S. Treasury Note
4.50%, due 02/28/2011 †	835	820
4.75%, due 03/31/2011	3,000	2,976
4.00%, due 02/15/2015	280	259
4.13%, due 05/15/2015	1,450	1,353
4.50%, due 11/15/2015 †	4,411	4,222
4.50%, due 02/15/2016 †	3,200	3,061
Total U.S. Government Obligations (cost: $17,241)		16,663
CORPORATE DEBT SECURITIES (19.6%)
Aerospace (0.3%)
Honeywell International, Inc.
6.13%, due 11/01/2011	660	677
Agriculture (0.3%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	400	395
Michael Foods, Inc.
8.00%, due 11/15/2013	320	321
Air Transportation (0.2%)
FedEx Corp., Note
9.65%, due 06/15/2012	515	614
Amusement & Recreation Services (0.7%)
Harrah's Operating Co., Inc.
5.50%, due 07/01/2010	1,750	1,729
Beverages (0.4%)
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	950	950
Business Credit Institutions (0.4%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	850	917
Business Services (0.6%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	555	556
4.63%, due 01/15/2008	545	536
Hertz Corp.–144A
8.88%, due 01/01/2014	300	319
Chemicals & Allied Products (1.5%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	762
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,308

	Principal	Value
Chemicals & Allied Products (continued)
Monsanto Co.
5.50%, due 07/30/2035	$800	$703
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	830	844
Commercial Banks (1.6%)
Barclays Bank PLC
6.28%, due 12/15/2034 (a)(b)	660	603
HBOS PLC–144A
5.92%, due 10/01/2015 (a)(b)	700	666
Sumitomo Mitsui Banking–144A
5.63%, due 10/15/2015 (a)(b)	200	191
US Bank NA
3.75%, due 02/06/2009	1,400	1,343
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a)(b)	260	255
ZFS Finance USA Trust I–144A
6.45%, due 06/15/2065 (b)	765	721
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	325	332
Computer & Office Equipment (0.3%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	765	741
Department Stores (0.1%)
Neiman-Marcus Group, Inc.–144A
9.00%, due 10/15/2015	200	213
Electric Services (0.4%)
PSEG Funding Trust
5.38%, due 11/16/2007	875	872
Electric, Gas & Sanitary Services (0.3%)
NiSource Finance Corp.
7.88%, due 11/15/2010	745	805
Food & Kindred Products (0.8%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	500	440
Bunge Ltd Finance Corp.
4.38%, due 12/15/2008	930	903
Tyson Foods, Inc.
6.60%, due 04/01/2016	525	515
Gas Production & Distribution (1.3%)
Oneok, Inc.
5.51%, due 02/16/2008	1,730	1,728
Sempra Energy, Senior Note
4.62%, due 05/17/2007	1,280	1,270

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Holding & Other Investment Offices (1.5%)
BRE Properties, Inc.
5.75%, due 09/01/2009	$935	$940
Hutchison Whampoa International, Ltd.–144A
7.45%, due 11/24/2033	560	602
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	875	857
Plum Creek Timberlands, LP
5.88%, due 11/15/2015	460	446
Tanger Factory Outlet Centers REIT
6.15%, due 11/15/2015	620	606
Hotels & Other Lodging Places (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	400	407
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	100	97
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	215	217
Insurance (0.1%)
Reinsurance Group of America
6.75%, due 12/15/2065 (b)	335	315
Metal Mining (0.4%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	478	607
Teck Cominco, Ltd.
6.13%, due 10/01/2035	325	299
Mortgage Bankers & Brokers (1.1%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	800	801
Countrywide Home Loans, Inc., Series L
2.88%, due 02/15/2007	865	848
ILFC E-Capital Trust II–144A
6.25%, due 12/21/2065 (b)	360	345
Kinder Morgan Finance Co., ULC
6.40%, due 01/05/2036	335	321
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a)(b)	325	319
Motion Pictures (0.2%)
Time Warner, Inc.
9.13%, due 01/15/2013	530	610
Oil & Gas Extraction (0.5%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	180	180

	Principal	Value
Oil & Gas Extraction (continued)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	$570	$603
Nexen, Inc.
5.88%, due 03/10/2035	340	309
Personal Credit Institutions (0.1%)
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035 (b)	200	193
Petroleum Refining (0.2%)
Valero Energy Corp.
7.50%, due 04/15/2032	375	420
Primary Metal Industries (0.8%)
Alcoa, Inc.
4.25%, due 08/15/2007	1,825	1,797
Printing & Publishing (0.6%)
Media General, Inc.
6.95%, due 09/01/2006	1,090	1,093
News America Holdings, Inc.
7.75%, due 12/01/2045	392	419
Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.
7.85%, due 07/15/2011	610	637
Real Estate (0.4%)
Colonial Realty, LP
7.00%, due 07/14/2007	849	860
Retail Trade (0.2%)
Target Corp.
5.50%, due 04/01/2007	435	436
Security & Commodity Brokers (1.5%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	516
Goldman Sachs Group, Inc., Subordinated Note
6.45%, due 05/01/2036	250	247
Merrill Lynch & Co., Inc.
6.13%, due 05/16/2006	1,900	1,901
Nuveen Investments, Inc.
5.00%, due 09/15/2010	875	842
Telecommunications (1.5%)
SBC Communications, Inc.
5.75%, due 05/02/2006	1,900	1,900
Sprint Capital Corp.
8.75%, due 03/15/2032	265	329
Verizon Global Funding Corp.
4.00%, due 01/15/2008	955	933
7.75%, due 12/01/2030	305	336

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

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TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	$815	$897
Wholesale Trade Nondurable Goods (0.2%)
Domino's, Inc.
8.25%, due 07/01/2011	410	424
Total Corporate Debt Securities (cost: $47,355)		46,138
	Shares	Value
COMMON STOCKS (72.2%)
Air Transportation (0.7%)
FedEx Corp.	15,000	$1,727
Automotive (3.7%)
Harley-Davidson, Inc. †	100,000	5,084
PACCAR, Inc.	50,000	3,596
Business Services (1.0%)
eBay, Inc. ‡	70,000	2,409
Chemicals & Allied Products (1.2%)
Procter & Gamble Co.	50,000	2,911
Communication (1.1%)
XM Satellite Radio Holdings, Inc.–Class A †‡	125,000	2,527
Communications Equipment (3.9%)
QUALCOMM, Inc.	180,000	9,241
Computer & Data Processing Services (2.4%)
Microsoft Corp.	153,465	3,706
Yahoo!, Inc. ‡	60,000	1,967
Computer & Office Equipment (3.7%)
Apple Computer, Inc. ‡	70,000	4,927
Sandisk Corp. †‡	60,000	3,830
Drug Stores & Proprietary Stores (1.4%)
Walgreen Co.	80,000	3,354
Electronic & Other Electric Equipment (1.2%)
General Electric Co.	80,000	2,767
Engineering & Management Services (4.6%)
Jacobs Engineering Group, Inc. ‡	130,000	10,751
Hotels & Other Lodging Places (4.9%)
Marriott International, Inc.–Class A	130,000	9,499
MGM Mirage, Inc. ‡	43,000	1,931
Industrial Machinery & Equipment (10.0%)
Caterpillar, Inc.	180,000	13,633
Donaldson Co., Inc.	90,000	2,992
Kennametal, Inc.	110,000	6,803
Insurance (1.8%)
WellPoint, Inc. ‡	60,000	4,260

	Shares	Value
Medical Instruments & Supplies (1.3%)
Zimmer Holdings, Inc. ‡	50,000	$3,145
Oil & Gas Extraction (6.6%)
Anadarko Petroleum Corp.	50,000	5,241
Apache Corp.	70,000	4,974
Schlumberger, Ltd.	76,360	5,280
Petroleum Refining (2.2%)
Suncor Energy, Inc.	60,000	5,144
Pharmaceuticals (7.8%)
Amgen, Inc. ‡	62,995	4,265
Genentech, Inc. ‡	30,000	2,391
Roche Holding AG–Genusschein	75,698	11,607
Printing & Publishing (3.5%)
McGraw-Hill Cos., Inc. (The)	150,000	8,349
Security & Commodity Brokers (4.5%)
American Express Co.	90,000	4,843
Ameriprise Financial, Inc.	70,000	3,433
Chicago Mercantile Exchange	5,000	2,290
Telecommunications (0.6%)
Verizon Communications, Inc.	40,000	1,321
Transportation & Public Utilities (1.8%)
Expeditors International of Washington, Inc. †	50,000	4,281
Wholesale Trade Durable Goods (2.3%)
Grainger (W.W.), Inc.	70,000	5,384
Total Common Stocks (cost: $125,432)		169,863
	Principal	Value
SECURITY LENDING COLLATERAL (9.1%)
Debt (8.5%)
Bank Notes (1.0%)
Bank of America
4.81%, due 06/07/2006 *	$699	$699
4.81%, due 08/10/2006 *	674	674
Bear Stearns & Co.
5.01%, due 06/06/2006 *	270	270
5.01%, due 09/07/2006 *	809	809
Certificates Of Deposit (0.6%)
Halifax Bank of Scotland
4.78%, due 06/06/2006 *	674	674
Rabobank Nederland
4.87%, due 05/31/2006 *	674	674
Commercial Paper (0.5%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006	405	405
Sheffield Receivables Corp.–144A
4.81%, due 05/03/2006	673	673

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

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TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (1.5%)
Bank of Montreal
4.77%, due 05/02/2006	$540	$540
Dexia Group
4.78%, due 05/04/2006	674	674
Fortis Bank
4.77%, due 05/01/2006	270	270
Royal Bank of Canada
4.77%, due 05/01/2006	944	944
Royal Bank of Scotland
4.75%, due 05/03/2006	674	674
Svenska Handlesbanken
4.82%, due 05/01/2006	515	515
Euro Dollar Terms (2.4%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006	540	540
Bank of the West
4.94%, due 06/16/2006	539	539
Barclays
4.79%, due 05/10/2006	809	809
4.77%, due 05/16/2006	270	270
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006	405	405
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006	405	405
Fortis Bank
4.83%, due 05/08/2006	270	270
Lloyds TSB Bank
4.81%, due 05/11/2006	405	405
Royal Bank of Scotland
4.87%, due 05/12/2006	539	539

	Principal	Value
Euro Dollar Terms (continued)
Societe Generale
4.79%, due 05/10/2006	$674	$674
UBS AG
4.95%, due 06/20/2006	674	674
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $916 on 05/01/2006	916	916
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,981 on 05/01/2006	1,981	1,981
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $33 on 05/01/2006	33	33
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $2,024 on 05/01/2006	2,023	2,023
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $944 on 05/01/2006	944	944
	Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	1,078,894	$1,079
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	287,057	287
Total Security Lending Collateral (cost: $21,288)		21,288
Total Investment Securities (cost: $211,316) #		$253,952

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $20,719.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of April 30, 2006.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $6,071, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $211,654. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,418 and $6,120, respectively. Net unrealized appreciation for tax purposes is $42,298.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $3,730 or 1.6% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Transamerica Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $211,316) (including securities loaned of $20,719)	$253,952
Cash	1,885
Foreign currency (cost: $94)	99
Receivables:
Shares of beneficial interest sold	127
Interest	1,079
Dividends	108
Dividend reclaims receivable	77
Other	38
257,365
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	407
Management and advisory fees	157
Distribution and service fees	164
Transfer agent fees	96
Administration fees	4
Payable for collateral for securities on loan	21,288
Other	76
22,192
Net Assets	$235,173
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$216,782
Distributable net investment income (loss)	(132)
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	(24,117)
Net unrealized appreciation (depreciation) on:
Investment securities	42,635
Translation of assets and liabilities denominated in foreign currencies	5
Net Assets	$235,173
Net Assets by Class:
Class A	$60,463
Class B	133,946
Class C	40,764
Shares Outstanding:
Class A	2,788
Class B	6,189
Class C	1,890
Net Asset Value Per Share:
Class A	$21.68
Class B	21.64
Class C	21.57
Maximum Offering Price Per Share (a):
Class A	$22.94

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1,647
Dividends (net of withholding taxes on foreign dividends of $23)	993
Income from loaned securities–net	35
2,675
Expenses:
Management and advisory fees	977
Distribution and service fees:
Class A	109
Class B	699
Class C	213
Transfer agent fees:
Class A	107
Class B	176
Class C	50
Printing and shareholder reports	49
Custody fees	19
Administration fees	24
Legal fees	6
Audit fees	9
Trustees fees	5
Registration fees	16
Other	4
Total expenses	2,463
Net Investment Income (Loss)	212
Net Realized Gain (Loss):
Realized gain (loss) from investment securities	12,114
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	9,251
Translation of assets and liabilities denominated in foreign currencies	7
9,258
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	21,372
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,584

(b)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Transamerica Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$212	$928
Net realized gain (loss) from investment securities and foreign currency transactions	12,114	8,075
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	9,258	13,242
	21,584	22,245
Distributions to Shareholders:
From net investment income:
Class A	(173)	(674)
Class B	(110)	(257)
Class C	(35)	(207)
	(318)	(1,138)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,487	5,253
Class B	2,272	5,269
Class C	858	2,629
	5,617	13,151
Dividends and distributions reinvested:
Class A	166	648
Class B	102	237
Class C	32	189
	300	1,074
Cost of shares redeemed:
Class A	(10,262)	(22,047)
Class B	(22,841)	(45,442)
Class C	(7,102)	(17,265)
	(40,205)	(84,754)
Automatic conversions:
Class A	225	509
Class B	(225)	(509)
	—	—
	(34,288)	(70,529)
Net increase (decrease) in net assets	(13,022)	(49,422)
Net Assets:
Beginning of period	248,195	297,617
End of period	$235,173	$248,195
Distributable Net Investment Income (Loss)	$(132)	$(26)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	116	270
Class B	108	270
Class C	40	135
	264	675
Shares issued–reinvested from distributions:
Class A	8	33
Class B	5	12
Class C	2	10
	15	55
Shares redeemed:
Class A	(484)	(1,130)
Class B	(1,079)	(2,329)
Class C	(336)	(887)
	(1,899)	(4,346)
Automatic conversions:
Class A	11	26
Class B	(11)	(26)
	—	—
Net increase (decrease) in shares outstanding:
Class A	(349)	(801)
Class B	(977)	(2,073)
Class C	(294)	(742)
	(1,620)	(3,616)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Transamerica Balanced

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$19.90	$0.06		$1.78	$1.84	$(0.06)	$–	$(0.06)	$21.68
	10/31/2005	18.53	0.15		1.41	1.56	(0.19)	–	(0.19)	19.90
	10/31/2004	17.43	0.14		1.08	1.22	(0.12)	–	(0.12)	18.53
	10/31/2003	16.23	0.19		1.21	1.40	(0.20)	–	(0.20)	17.43
	10/31/2002	17.31	0.29		(1.09)	(0.80)	(0.28)	–	(0.28)	16.23
	10/31/2001	19.75	0.37		(2.18)	(1.81)	(0.35)	(0.28)	(0.63)	17.31
Class B	4/30/2006	19.88	–	(h)	1.78	1.78	(0.02)	–	(0.02)	21.64
	10/31/2005	18.47	0.04		1.40	1.44	(0.03)	–	(0.03)	19.88
	10/31/2004	17.39	0.04		1.08	1.12	(0.04)	–	(0.04)	18.47
	10/31/2003	16.22	0.08		1.18	1.26	(0.09)	–	(0.09)	17.39
	10/31/2002	17.30	0.18		(1.09)	(0.91)	(0.17)	–	(0.17)	16.22
	10/31/2001	19.73	0.25		(2.17)	(1.92)	(0.23)	(0.28)	(0.51)	17.30
Class C	4/30/2006	19.82	–	(h)	1.77	1.77	(0.02)	–	(0.02)	21.57
	10/31/2005	18.45	0.04		1.41	1.45	(0.08)	–	(0.08)	19.82
	10/31/2004	17.39	(0.01)		1.11	1.10	(0.04)	–	(0.04)	18.45
	10/31/2003	16.22	0.08		1.18	1.26	(0.09)	–	(0.09)	17.39

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	9.30%	$60,463	1.60%	1.60%	0.58%	29%
	10/31/2005	8.41	62,440	1.59	1.59	0.75	27
	10/31/2004	7.03	72,997	1.70	1.70	0.76	107
	10/31/2003	8.71	89,335	1.73	1.73	1.13	69
	10/31/2002	(4.72)	100,923	1.68	1.70	1.70	87
	10/31/2001	(9.35)	126,369	1.64	1.66	1.96	114
Class B	4/30/2006	8.94	133,946	2.16	2.16	0.03	29
	10/31/2005	7.80	142,479	2.14	2.14	0.20	27
	10/31/2004	6.44	170,630	2.26	2.26	0.19	107
	10/31/2003	7.84	199,472	2.37	2.37	0.48	69
	10/31/2002	(5.31)	214,019	2.33	2.35	1.05	87
	10/31/2001	(9.93)	243,387	2.29	2.31	1.31	114
Class C	4/30/2006	8.92	40,764	2.15	2.15	0.04	29
	10/31/2005	7.85	43,276	2.13	2.13	0.21	27
	10/31/2004	6.33	53,990	2.28	2.28	(0.08)	107
	10/31/2003	7.84	4,354	2.38	2.39	0.48	69

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica Balanced

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

(h)  Rounds less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Balanced (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently uninvested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not "readily available." As a result, foreign equity securities held by the Fund may be valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

For the period ended April 30, 2006 there were no recaptured commissions.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $15, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of the next $1 billion of ANA
0.625% of ANA over $1.5 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.45% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$55
Retained by Underwriter	8
Contingent Deferred Sales Charge	111

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $321 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $38.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$43,968
U.S. Government	24,092
Proceeds from maturities and sales of securities:
Long-Term	61,418
U.S. Government	23,112

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$520	October 31, 2009
26,030	October 31, 2010
9,071	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica Balanced

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Balanced (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Board expressed concerns about the Fund's median or below median performance, and requested that the Sub-Adviser be informed about these concerns and be asked to work with TFAI to formulate a plan to address them. However, the Board noted that the Fund was previously managed by another sub-adviser, and that the Fund's long-term performance cannot be attributed to the Sub-Adviser. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser have achieved an acceptable level of investment performance and are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records with respect to the Fund and other mutual funds indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Transamerica Balanced (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX Transamerica Convertible Securities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,153.20	1.22%	$6.51
Hypothetical (b)	1,000.00	1,018.74	1.22	6.11
Class B
Actual	1,000.00	1,148.60	2.01	10.71
Hypothetical (b)	1,000.00	1,014.83	2.01	10.04
Class C
Actual	1,000.00	1,149.10	1.94	10.34
Hypothetical (b)	1,000.00	1,015.17	1.94	9.69
Class I
Actual	1,000.00	1,140.20	0.83	4.04
Hypothetical (b)	1,000.00	1,018.96	0.83	3.81

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by bond sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (84.7%)
Amusement & Recreation Services (1.1%)
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 0.00%, due 01/15/2013 (a)	$4,000	$2,700
Automotive Dealers & Service Stations (2.1%)
United Auto Group, Inc., Subordinated Note–144A 3.50%, due 04/01/2026	4,750	5,059
Commercial Banks (19.1%)
Deutsche Bank AG London 0.25%, due 04/11/2013	9,000	9,392
Euronet Worldwide, Inc., Senior Note 3.50%, due 10/15/2025 †	5,000	5,687
SG Structured Products, Inc. 0.25%, due 11/07/2012	7,000	6,192
Tiers Trust, United States–144A 0.25%, due 10/22/2012 §	7,425	8,412
Wachovia Corp.–144A 0.25%, due 03/01/2013	7,500	9,554
Wells Fargo & Co. 0.25%, due 04/29/2014	5,000	6,800
Communication (5.0%)
American Tower Corp. 3.00%, due 08/15/2012	2,150	3,765
XM Satellite Radio Holdings, Inc. 1.75%, due 12/01/2009	6,000	4,965
XM Satellite Radio, Inc.–144A 1.75%, due 12/01/2009 †	4,000	3,310
Computer & Data Processing Services (4.2%)
Openwave Systems, Inc. 2.75%, due 09/09/2008	3,000	3,533
Yahoo! Inc. Zero Coupon, due 04/01/2008	4,000	6,480
Computer & Office Equipment (2.3%)
Scientific Games Corp. 0.75%, due 12/01/2024 †	4,000	5,485
Electronic Components & Accessories (3.1%)
Cypress Semiconductor Corp. 1.25%, due 06/15/2008	2,150	2,690
Intel Corp.–144A 2.95%, due 12/15/2035	5,500	4,696
Hotels & Other Lodging Places (1.8%)
Hilton Hotels Corp., Senior Note 3.38%, due 04/15/2023	3,500	4,414

	Principal	Value
Industrial Machinery & Equipment (2.2%)
Cooper Cameron Corp., Senior Note 1.50%, due 05/15/2024	$3,500	$5,346
Instruments & Related Products (1.6%)
Allergan Inc.–144A 1.50%, due 04/01/2026	4,000	3,905
Management Services (2.5%)
Fluor Corp. 1.50%, due 02/15/2024	3,600	6,057
Manufacturing Industries (4.3%)
Shuffle Master, Inc. 1.25%, due 04/15/2024	4,850	6,687
Tyco International Group SA, Series B 3.13%, due 01/15/2023	3,000	3,761
Medical Instruments & Supplies (0.8%)
St. Jude Medical, Inc., Senior Note 2.80%, due 12/15/2035	2,000	1,970
Mortgage Bankers & Brokers (3.9%)
WMT Debt Exchangeable Trust–144A 0.25%, due 05/02/2013 §	800	9,450
Motion Pictures (2.3%)
Lions Gate Entertainment Corp. 4.88%, due 12/15/2010 † 2.94%, due 10/15/2024	1,000 3,750	1,806 3,717
Oil & Gas Extraction (7.4%)
Halliburton Co. 3.13%, due 07/15/2023	2,750	5,792
Quicksilver Resources, Inc., Senior Note 1.88%, due 11/01/2024 †	2,400	3,672
Schlumberger, Ltd., Series B 2.13%, due 06/01/2023 †	4,700	8,313
Personal Credit Institutions (1.5%)
American Express Co. 1.85%, due 12/01/2033 (b)	3,500	3,623
Primary Metal Industries (2.2%)
Inco, Ltd. Zero Coupon, due 03/29/2021	3,500	5,241
Retail Trade (2.5%)
Guitar Center, Inc. 4.00%, due 07/15/2013	3,900	6,084
Security & Commodity Brokers (8.2%)
BlackRock, Inc./New York 2.63%, due 02/15/2035 †	3,750	5,686

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

2

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Security & Commodity Brokers (continued)
Morgan Stanley Group, Inc.–144A 0.25%, due 07/30/2014 §	$4,800	$6,240
Svensk Exportkredit AB 0.25%, due 01/31/2015 §	4,800	7,716
Telecommunications (3.4%)
NII Holdings, Inc., Senior Note 2.75%, due 08/15/2025	6,000	8,093
Water Transportation (1.2%)
Carnival Corp. 1.13%, due 04/29/2033 (c)	4,000	2,755
Wholesale Trade Durable Goods (2.0%)
WESCO International, Inc.–144A 2.63%, due 10/15/2025	2,500	4,716
Total Convertible Bond (cost: $174,081)		203,764
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (9.9%)
Chemicals & Allied Products (2.0%)
Celanese Corp. †	155,000	$4,747
Insurance (1.7%)
Fortis Insurance NV–144A	3,080	4,027
Life Insurance (1.8%)
Metlife, Inc. ‡	160,000	4,480
Mining (2.1%)
Arch Coal, Inc.	22,000	5,038
Oil & Gas Extraction (2.3%)
Chesapeake Energy Corp. †	41,000	5,663
Total Convertible Preferred Stocks (cost: $20,277)		23,955
	Principal	Value
SECURITY LENDING COLLATERAL (6.6%)
Debt (6.2%)
Bank Notes (0.8%)
Bank of America 4.81%, due 06/07/2006 *	$519	$519
4.81%, due 08/10/2006 *	501	501
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	200 601	200 601
Certificates Of Deposit (0.4%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	501	501
Rabobank Nederland 4.87%, due 05/31/2006 *	501	501

	Principal	Value
Commercial Paper (0.4%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	$300	$300
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	500	500
Euro Dollar Overnight (1.1%)
Bank of Montreal 4.77%, due 05/02/2006	401	401
Dexia Group 4.78%, due 05/04/2006	501	501
Fortis Bank 4.77%, due 05/01/2006	200	200
Royal Bank of Canada 4.77%, due 05/01/2006	701	701
Royal Bank of Scotland 4.75%, due 05/03/2006	501	501
Svenska Handlesbanken 4.82%, due 05/01/2006	383	383
Euro Dollar Terms (1.7%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	401	401
Bank of the West 4.94%, due 06/16/2006	401	401
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	601 200	601 200
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	301	301
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	301	301
Fortis Bank 4.83%, due 05/08/2006	200	200
Lloyds TSB Bank 4.81%, due 05/11/2006	301	301
Royal Bank of Scotland 4.87%, due 05/12/2006	401	401
Societe Generale 4.79%, due 05/10/2006	501	501
UBS AG 4.95%, due 06/20/2006	501	501

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

3

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Repurchase Agreements (1.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $681 on 05/01/2006	$680	$680
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,472 on 05/01/2006	1,472	1,472
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $25 on 05/01/2006	25	25
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,503 on 05/01/2006	1,503	1,503
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $702 on 05/01/2006	701	701

	Shares	Value
Investment Companies (0.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	801,498	$801
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	213,251	213
Total Security Lending Collateral (cost: $15,814)		15,814
Total Investment Securities (cost: $210,172) #		$243,533

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

†  At April 30, 2006, all or a portion of this security is on loan. The value at April 30, 2006, of all securities on loan is $15,419.

§  Security is deemed to be illiquid.

(b)  American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(c)  Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $4,510, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $210,207. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $38,244 and $4,918, respectively. Net unrealized appreciation for tax purposes is $33,326.

DEFINITIONS:

144A  Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $59,869 or 24.9% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

4

TA IDEX Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $210,172) (including securities loaned of $15,419)	$243,533
Cash	11,270
Receivables:
Investment securities sold	5,614
Shares of beneficial interest sold	1,144
Interest	653
Income from loaned securities	5
Dividends	178
Other	7
262,404
Liabilities:
Investment securities purchased	5,716
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	32
Management and advisory fees	140
Distribution and service fees	11
Transfer agent fees	3
Administration fees	4
Payable for collateral for securities on loan	15,814
Other	34
21,754
Net Assets	$240,650
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$192,723
Distributable net investment income (loss)	262
Accumulated net realized gain (loss) from investment securities	14,304
Net unrealized appreciation (depreciation) on investment securities	33,361
Net Assets	$240,650
Net Assets by Class:
Class A	$7,114
Class B	7,126
Class C	3,643
Class I	222,767
Shares Outstanding:
Class A	540
Class B	543
Class C	279
Class I	16,917
Net Asset Value Per Share:
Class A	$13.17
Class B	13.12
Class C	13.07
Class I	13.17
Maximum Offering Price Per Share (a):
Class A	$13.83

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$1,565
Dividends	399
Income from loaned securities–net	58
	2,022
Expenses:
Management and advisory fees	792
Distribution and service fees:
Class A	42
Class B	34
Class C	20
Transfer agent fees:
Class A	5
Class B	6
Class C	2
Class I	–	(c)
Printing and shareholder reports	2
Custody fees	14
Administration fees	21
Legal fees	5
Audit fees	9
Trustees fees	4
Registration fees	31
Other	3
Total expenses	990
Net Investment Income (Loss)	1,032
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	14,341
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	15,667
Net Realized and Unrealized Gain (Loss) on Investment Securities	30,008
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,040

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

5

TA IDEX Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,032	$3,742
Net realized gain (loss) from investment securities	14,341	2,181
Change in unrealized appreciation (depreciation) on investment securities	15,667	12,365
	31,040	18,288
Distributions to Shareholders:
From net investment income:
Class A	(40)	(3,735)
Class B	(3)	(60)
Class C	(1)	(50)
Class I	(726)	–
	(770)	(3,845)
From net realized gains:
Class A	(69)	(4,356)
Class B	(74)	(142)
Class C	(51)	(113)
Class I	(1,987)	–
	(2,181)	(4,611)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,618	28,320
Class B	507	1,221
Class C	217	563
Class I	237,133	–
	240,475	30,104
Dividends and distributions reinvested:
Class A	88	8,026
Class B	61	151
Class C	43	128
Class I	2,713	–
	2,905	8,305
Cost of shares redeemed:
Class A	(208,368)	(24,313)
Class B	(979)	(1,407)
Class C	(1,626)	(1,658)
Class I	(40,341)	–
	(251,314)	(27,378)
Automatic conversions:
Class A	2	1
Class B	(2)	(1)
	–	–
	(7,934)	11,031
Net increase (decrease) in net assets	20,155	20,863
Net Assets:
Beginning of period	220,495	199,632
End of period	$240,650	$220,495
Distributable Net Investment Income (Loss)	$262	$–

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	210	2,466
Class B	41	108
Class C	18	49
Class I	20,040	–
	20,309	2,623
Shares issued–reinvested from distributions:
Class A	7	697
Class B	5	13
Class C	4	11
Class I	224	–
	240	721
Shares redeemed:
Class A	(17,789)	(2,139)
Class B	(80)	(124)
Class C	(131)	(147)
Class I	(3,347)	–
	(21,347)	(2,410)
Net increase (decrease) in shares outstanding:
Class A	(17,572)	1,024
Class B	(34)	(3)
Class C	(109)	(87)
Class I	16,917	–
	(798)	934

(a)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

6

TA IDEX Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.56	$0.03		$1.73	$1.76	$(0.02)	$(0.13)	$(0.15)	$13.17
	10/31/2005	11.00	0.20		0.81	1.01	(0.20)	(0.25)	(0.45)	11.56
	10/31/2004	11.32	0.21		0.56	0.77	(0.22)	(0.87)	(1.09)	11.00
	10/31/2003	9.39	0.24		1.92	2.16	(0.23)	–	(0.23)	11.32
	10/31/2002	10.00	0.14		(0.67)	(0.53)	(0.08)	–	(0.08)	9.39
Class B	4/30/2006	11.54	(0.01)		1.72	1.71	– (h)	(0.13)	(0.13)	13.12
	10/31/2005	11.00	0.09		0.80	0.89	(0.10)	(0.25)	(0.35)	11.54
	10/31/2004	11.31	0.14		0.57	0.71	(0.15)	(0.87)	(1.02)	11.00
	10/31/2003	9.38	0.17		1.93	2.10	(0.17)	–	(0.17)	11.31
	10/31/2002	10.00	0.11		(0.68)	(0.57)	(0.05)	–	(0.05)	9.38
Class C	4/30/2006	11.50	–	(h)	1.70	1.70	– (h)	(0.13)	(0.13)	13.07
	10/31/2005	10.97	0.08		0.82	0.90	(0.12)	(0.25)	(0.37)	11.50
	10/31/2004	11.31	0.11		0.57	0.68	(0.15)	(0.87)	(1.02)	10.97
	10/31/2003	9.36	0.17		1.95	2.12	(0.17)	–	(0.17)	11.31
Class I	4/30/2006	11.71	0.06		1.58	1.64	(0.05)	(0.13)	(0.18)	13.17

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	15.32%	$7,114	1.22%	1.22%	0.53%	33%
	10/31/2005	9.24	209,374	1.17	1.17	1.74	87
	10/31/2004	7.06	188,049	1.20	1.20	1.83	157
	10/31/2003	23.49	175,175	1.33	1.33	2.27	119
	10/31/2002	(5.42)	10,205	1.73	3.85	2.59	170
Class B	4/30/2006	14.86	7,126	2.01	2.01	(0.10)	33
	10/31/2005	8.09	6,656	2.15	2.15	0.76	87
	10/31/2004	6.52	6,379	1.79	1.79	1.24	157
	10/31/2003	22.58	6,508	1.98	1.98	1.62	119
	10/31/2002	(5.68)	1,138	2.38	4.50	1.94	170
Class C	4/30/2006	14.91	3,643	1.94	1.94	(0.07)	33
	10/31/2005	8.17	4,465	2.16	2.16	0.73	87
	10/31/2004	6.33	5,204	2.05	2.05	0.98	157
	10/31/2003	22.84	5,048	1.98	1.98	1.62	119
Class I	4/30/2006	14.02	222,767	0.83	0.83	1.10	33

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Convertible Securities ("the Fund") commenced operations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than $(0.01).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Convertible Securities (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $25, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule represents the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation – Conservative Portfolio	$19,155	7.96%
TA IDEX Asset Allocation – Moderate Portfolio	93,961	39.04%
TA IDEX Asset Allocation – Moderate Growth Portfolio	109,517	45.51%
Total	$222,633	92.51%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $250 million of ANA
0.70% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$6
Retained by Underwriter	1
Contingent Deferred Sales Charge	11

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $13 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $7.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$69,955
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	89,320
U.S. Government	–

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica Convertible Securities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Convertible Securities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that although the performance of the Fund was below median relative to its peers over the three-year period, its performance has been above median relative to its peers over the past one- and two-year periods and superior to or competitive with the benchmark index. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica Convertible Securities (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Transamerica Equity

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,118.30	1.52%	$7.98
Hypothetical (b)	1,000.00	1,017.26	1.52	7.60
Class B
Actual	1,000.00	1,115.30	2.17	11.38
Hypothetical (b)	1,000.00	1,014.03	2.17	10.84
Class C
Actual	1,000.00	1,114.00	2.16	11.32
Hypothetical (b)	1,000.00	1,014.08	2.16	10.79
Class I
Actual	1,000.00	1,085.00	0.81	3.84
Hypothetical (b)	1,000.00	1,019.06	0.81	3.72

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Business Services (4.2%)
eBay, Inc. ‡	440,000	$15,140
Moody's Corp.	220,000	13,642
Chemicals & Allied Products (5.6%)
Praxair, Inc.	350,000	19,646
Procter & Gamble Co.	320,000	18,627
Communication (1.4%)
XM Satellite Radio Holdings, Inc.–Class A ‡†	480,000	9,706
Communications Equipment (5.3%)
QUALCOMM, Inc.	700,000	35,938
Computer & Data Processing Services (6.1%)
Intuit, Inc. ‡	370,000	20,043
Microsoft Corp.	900,000	21,735
Computer & Office Equipment (5.9%)
Apple Computer, Inc. ‡	270,000	19,005
Sandisk Corp. ‡†	335,000	21,383
Drug Stores & Proprietary Stores (2.6%)
Walgreen Co.	430,000	18,030
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	475,000	16,430
Engineering & Management Services (3.3%)
Jacobs Engineering Group, Inc. ‡	270,000	22,329
Hotels & Other Lodging Places (6.2%)
Marriott International, Inc.–Class A	300,000	21,921
MGM Mirage, Inc. ‡	450,000	20,205
Industrial Machinery & Equipment (3.9%)
Caterpillar, Inc.	350,000	26,509
Insurance (2.9%)
WellPoint, Inc. ‡	275,000	19,525
Management Services (2.4%)
Paychex, Inc.	400,000	16,156
Medical Instruments & Supplies (2.3%)
Zimmer Holdings, Inc. ‡	250,000	15,725
Oil & Gas Extraction (6.4%)
Anadarko Petroleum Corp.	150,000	15,723
Schlumberger, Ltd.	400,000	27,656
Petroleum Refining (3.1%)
Suncor Energy, Inc.	250,000	21,435
Pharmaceuticals (6.3%)
Allergan, Inc. †	200,000	20,544
Genentech, Inc. ‡	280,000	22,319

	Shares	Value
Printing & Publishing (3.4%)
McGraw-Hill Cos., Inc. (The)	420,000	$23,377
Retail Trade (3.2%)
Staples, Inc.	820,000	21,656
Security & Commodity Brokers (10.1%)
American Express Co.	400,000	21,524
Ameriprise Financial, Inc.	350,000	17,164
Chicago Mercantile Exchange †	65,000	29,770
Telecommunications (1.6%)
Sprint Nextel Corp.	440,000	10,912
Transportation & Public Utilities (3.5%)
Expeditors International of Washington, Inc.	280,000	23,971
Trucking & Warehousing (4.1%)
United Parcel Service, Inc.–Class B †	340,000	27,564
Total Common Stocks (cost: $529,543)		655,310
	Principal	Value
SECURITY LENDING COLLATERAL (7.5%)
Debt (7.0%)
Bank Notes (0.8%)
Bank of America
4.81%, due 06/07/2006 *	$1,670	$1,670
4.81%, due 08/10/2006 *	1,612	1,612
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	645 1,934	645 1,934
Certificates Of Deposit (0.5%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	1,612	1,612
Rabobank Nederland 4.87%, due 05/31/2006 *	1,612	1,612
Commercial Paper (0.4%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	967	967
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	1,609	1,609
Euro Dollar Overnight (1.3%) Bank of Montreal 4.77%, due 05/02/2006	1,289	1,289
Dexia Group 4.78%, due 05/04/2006	1,612	1,612
Fortis Bank 4.77%, due 05/01/2006	645	645
Royal Bank of Canada 4.77%, due 05/01/2006	2,256	2,256

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Commercial Paper (continued)
Royal Bank of Scotland
4.75%, due 05/03/2006	$1,612	$1,612
Svenska Handlesbanken 4.82%, due 05/01/2006	1,231	1,231
Euro Dollar Terms (1.9%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	1,289	1,289
Bank of the West 4.94%, due 06/16/2006	1,289	1,289
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	1,934 645	1,934 645
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	967	967
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	967	967
Fortis Bank 4.83%, due 05/08/2006	645	645
Lloyds TSB Bank 4.81%, due 05/11/2006	967	967
Royal Bank of Scotland 4.87%, due 05/12/2006	1,289	1,289
Societe Generale 4.79%, due 05/10/2006	1,612	1,612
UBS AG 4.95%, due 06/20/2006	1,612	1,612

	Principal	Value
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp.
4.92%, dated 04/28/2006 to be repurchased
at $2,190 on 05/01/2006	$2,188	$2,188
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $4,737 on 05/01/2006	4,735	4,735
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $80 on 05/01/2006	80	80
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $4,837 on 05/01/2006	4,835	4,835
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $2,257 on 05/01/2006	2,256	2,256
	Shares	Value
Investment Companies (0.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	2,578,693	$2,579
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	686,102	686
Total Security Lending Collateral (cost: $50,881)		50,881
Total Investment Securities (cost: $580,424) #		$706,191

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $49,385.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $14,510, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $580,404. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $136,899 and $11,112, respectively. Net unrealized appreciation for tax purposes is $125,787.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $1,609 or 0.2% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $580,424) (including securities loaned of $49,385)	$706,191
Cash	24,475
Receivables:
Shares of beneficial interest sold	1,515
Interest	45
Dividends	330
Other	28
732,584
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	331
Management and advisory fees	404
Distribution and service fees	93
Transfer agent fees	101
Administration fees	11
Payable for collateral for securities on loan	50,881
Other	82
51,903
Net Assets	$680,681
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$669,138
Distributable net investment income (loss)	(826)
Accumulated net realized gain (loss) from investment securities	(113,397)
Net unrealized appreciation (depreciation) on investment securities	125,766
Net Assets	$680,681
Net Assets by Class:
Class A	$86,366
Class B	54,678
Class C	26,775
Class I	512,862
Shares Outstanding:
Class A	8,780
Class B	5,826
Class C	2,850
Class I	51,972
Net Asset Value Per Share:
Class A	$9.84
Class B	9.39
Class C	9.39
Class I	9.87
Maximum Offering Price Per Share (a):
Class A	$10.41

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $3)	$2,126
Interest	279
Income from loaned securities–net	19
2,424
Expenses:
Management and advisory fees	2,177
Distribution and service fees:
Class A	175
Class B	267
Class C	129
Transfer agent fees:
Class A	185
Class B	164
Class C	46
Class I	– (c)
Printing and shareholder reports	54
Custody fees	22
Administration fees	59
Legal fees	12
Audit fees	9
Trustees fees	10
Registration fees	32
Other	6
Total expenses	3,347
Less:
Reimbursement of class expenses:
Class A	(8)
Class B	(67)
Total reimbursed expenses	(75)
Net expenses	3,272
Net Investment Income (Loss)	(848)
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	3,349
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	55,941
Net Realized and Unrealized Gain (Loss) on Investment Securities	59,290
Net Increase (Decrease) in Net Assets Resulting from Operations	$58,442

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(848)	$(1,350)
Net realized gain (loss) from investment securities	3,349	12,626
Change in unrealized appreciation (depreciation) on investment securities	55,941	45,449
	58,442	56,725
Distributions to Shareholders:
From net realized gains:
Class A	(623)	(3,512)
Class B	(446)	(861)
Class C	(214)	(391)
Class I	(3,129)	–
	(4,412)	(4,764)
Capital Share Transactions:
Proceeds from shares sold:
Class A	26,209	100,539
Class B	5,886	5,207
Class C	3,548	3,999
Class I	479,445	–
	515,088	109,745
Dividends and distributions reinvested:
Class A	613	3,494
Class B	434	840
Class C	198	363
Class I	3,129	–
	4,374	4,697
Cost of shares redeemed:
Class A	(258,638)	(20,013)
Class B	(6,178)	(11,503)
Class C	(3,151)	(6,318)
	(267,967)	(37,834)
Automatic conversions:
Class A	594	644
Class B	(594)	(644)
	–	–
	251,495	76,608
Net increase (decrease) in net assets	305,525	128,569
Net Assets:
Beginning of period	375,156	246,587
End of period	$680,681	$375,156
Distributable Net Investment Income (Loss)	$(826)	$22

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	2,781	12,215
Class B	644	665
Class C	389	517
Class I	51,640	–
	55,454	13,397
Shares issued–reinvested from distributions:
Class A	65	434
Class B	48	108
Class C	22	46
Class I	332	–
	467	588
Shares redeemed:
Class A	(28,141)	(2,485)
Class B	(674)	(1,484)
Class C	(344)	(811)
	(29,159)	(4,780)
Automatic conversions:
Class A	62	80
Class B	(65)	(83)
	(3)	(3)
Net increase (decrease) in shares outstanding:
Class A	(25,233)	10,244
Class B	(47)	(794)
Class C	67	(248)
Class I	51,972	–
	26,759	9,202

(a)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Transamerica Equity

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$8.87	$(0.03)	$1.08	$1.05	$–	$(0.08)	$(0.08)	$9.84
	10/31/2005	7.44	(0.02)	1.58	1.56	–	(0.13)	(0.13)	8.87
	10/31/2004	6.86	(0.07)	0.65	0.58	–	–	–	7.44
	10/31/2003	5.52	(0.05)	1.39	1.34	–	–	–	6.86
	10/31/2002	6.38	(0.07)	(0.79)	(0.86)	–	–	–	5.52
	10/31/2001	10.16	(0.10)	(3.68)	(3.78)	–	–	–	6.38
Class B	4/30/2006	8.49	(0.06)	1.04	0.98	–	(0.08)	(0.08)	9.39
	10/31/2005	7.19	(0.08)	1.51	1.43	–	(0.13)	(0.13)	8.49
	10/31/2004	6.68	(0.11)	0.62	0.51	–	–	–	7.19
	10/31/2003	5.40	(0.09)	1.37	1.28	–	–	–	6.68
	10/31/2002	6.29	(0.12)	(0.77)	(0.89)	–	–	–	5.40
	10/31/2001	10.12	(0.16)	(3.67)	(3.83)	–	–	–	6.29
Class C	4/30/2006	8.50	(0.06)	1.03	0.97	–	(0.08)	(0.08)	9.39
	10/31/2005	7.20	(0.08)	1.51	1.43	–	(0.13)	(0.13)	8.50
	10/31/2004	6.68	(0.11)	0.63	0.52	–	–	–	7.20
	10/31/2003	5.30	(0.09)	1.47	1.38	–	–	–	6.68
Class I	4/30/2006	9.17	– (h)	0.78	0.78	–	(0.08)	(0.08)	9.87

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	11.83%	$86,366	1.52%	1.53%	(0.72)%	3%
	10/31/2005	21.16	301,635	1.36	1.36	(0.27)	39
	10/31/2004	8.45	176,851	1.50	1.50	(0.90)	97
	10/31/2003	24.28	56,618	1.56	1.56	(0.87)	55
	10/31/2002	(13.50)	25,127	1.74	2.32	(1.19)	19
	10/31/2001	(37.20)	2,750	1.55	2.75	(1.15)	42
Class B	4/30/2006	11.53	54,678	2.17	2.42	(1.34)	3
	10/31/2005	20.03	49,865	2.18	2.61	(0.99)	39
	10/31/2004	7.68	47,928	2.20	2.72	(1.62)	97
	10/31/2003	23.70	4,613	2.21	2.21	(1.52)	55
	10/31/2002	(14.22)	2,732	2.39	2.98	(1.84)	19
	10/31/2001	(37.78)	3,070	2.20	3.40	(1.80)	42
Class C	4/30/2006	11.40	26,775	2.16	2.16	(1.34)	3
	10/31/2005	20.05	23,656	2.18	2.31	(1.00)	39
	10/31/2004	7.78	21,808	2.20	2.55	(1.63)	97
	10/31/2003	26.04	1,435	2.21	2.21	(1.52)	55
Class I	4/30/2006	8.50	512,862	0.81	0.81	0.02	3

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Transamerica Equity

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Amount rounds to less than $0.01.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Equity (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $8, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule represents the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$27,460	4.03%
TA IDEX Asset Allocation– Growth Portfolio	176,820	25.98%
TA IDEX Asset Allocation– Moderate Portfolio	104,156	15.30%
TA IDEX Asset Allocation– Moderate Growth Portfolio	204,531	30.05%
Total	$512,967	75.36%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.17% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$116
Retained by Underwriter	18
Contingent Deferred Sales Charge	38

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $380 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $28.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$256,416
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	19,457
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$67,350	October 31, 2008
48,961	October 31, 2009

NOTE 5. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica Equity

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Equity (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved superior investment performance, noting that the performance of the Fund has been above median relative to its peers over the past one-, two-, three-, and five-year periods and superior to the benchmark index over the past one-, two-, three- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica Equity (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica Flexible Income

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,010.80	1.39%	$6.93
Hypothetical (b)	1,000.00	1,017.90	1.39	6.95
Class B
Actual	1,000.00	1,008.30	2.10	10.46
Hypothetical (b)	1,000.00	1,014.38	2.10	10.49
Class C
Actual	1,000.00	1,008.30	2.11	10.51
Hypothetical (b)	1,000.00	1,014.33	2.11	10.54
Class I
Actual	1,000.00	1,013.90	0.85	4.24
Hypothetical (b)	1,000.00	1,020.58	0.85	4.26

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHIC PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

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1

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.2%)
U.S. Treasury Note
4.50%, due 02/15/2016 †	$567	$542
Total U.S. Government Obligations (cost: $555)		542
CORPORATE DEBT SECURITIES (94.1%)
Aerospace (1.4%)
Boeing Co. (The) 8.75%, due 08/15/2021	2,500	3,205
Vought Aircraft Industries, Inc. 8.00%, due 07/15/2011	500	474
Agriculture (2.4%)
Cargill, Inc.–144A 5.00%, due 11/15/2013	2,920	2,782
Dole Food Co., Inc. 8.63%, due 05/01/2009	1,200	1,185
Michael Foods, Inc. 8.00%, due 11/15/2013	2,575	2,581
Air Transportation (1.0%)
FedEx Corp., Note 9.65%, due 06/15/2012	2,250	2,682
Amusement & Recreation Services (2.6%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	5,450	5,386
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	500	494
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9.00%, due 01/15/2012	1,000	1,015
Automotive (1.3%)
DaimlerChrysler NA Holding Corp. 8.50%, due 01/18/2031 †	2,000	2,318
General Motors Corp. 7.13%, due 07/15/2013	1,500	1,129
Automotive Dealers & Service Stations (0.7%)
Petro Stopping Centers, LP / Petro Financial Corp. 9.00%, due 02/15/2012	2,000	2,022
Beverages (0.9%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	750	853
Foster's Finance Corp.–144A 5.88%, due 06/15/2035	1,725	1,545
Business Credit Institutions (2.7%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	6,850	7,392

	Principal	Value
Business Services (1.2%)
Hertz Corp.–144A
8.88%, due 01/01/2014	$3,000	$3,187
Chemicals & Allied Products (4.9%)
Cytec Industries, Inc. 6.00%, due 10/01/2015	1,340	1,287
ICI Wilmington, Inc. 4.38%, due 12/01/2008	3,000	2,889
IMC Global, Inc. 10.88%, due 06/01/2008	400	432
Ineos Group Holdings PLC–144A 8.50%, due 02/15/2016	2,000	1,900
Lubrizol Corp. 4.63%, due 10/01/2009 5.50%, due 10/01/2014	2,000 2,500	1,938 2,394
Potash Corp. of Saskatchewan 7.13%, due 06/15/2007	2,410	2,451
Commercial Banks (8.3%)
Barclays Bank PLC 6.28%, due 12/15/2034 (a)(b)	3,000	2,742
Royal Bank of Scotland Group PLC 7.65%, due 09/30/2031 (a)(b)	2,000	2,231
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	3,000	2,913
Sumitomo Mitsui Banking–144A 5.63%, due 10/15/2015 (a)(b)	3,965	3,788
US Bank NA 3.75%, due 02/06/2009	3,000	2,879
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	5,510	5,402
ZFS Finance USA Trust I–144A 6.45%, due 06/15/2065 (b)	2,500	2,355
Communication (4.3%)
Comcast Cable Communications 6.88%, due 06/15/2009	3,760	3,896
Comcast Corp. 7.05%, due 03/15/2033	2,605	2,663
COX Communications, Inc. 6.75%, due 03/15/2011	714	736
Echostar DBS Corp.–144A 7.13%, due 02/01/2016	2,500	2,441
Kabel Deutschland GmbH–144A 10.63%, due 07/01/2014	750	810
XM Satellite Radio, Inc., Senior Note–144A 9.75%, due 05/01/2014 §	950	955

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Communications Equipment (0.3%)
Inmarsat Finance PLC
0.00%, due 11/15/2012 (c)	$1,000	$860
Department Stores (3.0%)
Bon-Ton Stores (The), Inc.–144A 10.25%, due 03/15/2014 †	2,000	1,910
May Department Stores Co. (The) 8.50%, due 06/01/2019	2,500	2,943
Neiman-Marcus Group, Inc.–144A 9.00%, due 10/15/2015 10.38%, due 10/15/2015	2,150 1,000	2,284 1,070
Electric Services (3.2%)
AES Gener SA 7.50%, due 03/25/2014 †	2,000	2,046
PSEG Funding Trust 5.38%, due 11/16/2007	6,250	6,227
Southwestern Public Service Co., Series B 5.13%, due 11/01/2006	500	499
Electric, Gas & Sanitary Services (2.0%)
NiSource Finance Corp. 7.88%, due 11/15/2010	5,000	5,401
Finance (0.8%)
American Real Estate Partners, LP 8.13%, due 06/01/2012	1,000	1,032
American Real Estate Partners, LP/American Real Estate Finance Corp. 7.13%, due 02/15/2013	1,000	992
Food & Kindred Products (2.0%)
ConAgra Foods, Inc. 9.75%, due 03/01/2021	1,900	2,363
Tyson Foods, Inc. 6.60%, due 04/01/2016	3,090	3,031
Food Stores (2.9%)
Safeway, Inc. 6.50%, due 03/01/2011	5,590	5,734
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	2,000	2,000
Gas Production & Distribution (1.3%)
El Paso Corp.–144A 7.63%, due 09/01/2008	2,000	2,035
Pacific Energy Partners, LP / Pacific Energy Finance Corp. 7.13%, due 06/15/2014	1,500	1,515

	Principal	Value
Holding & Other Investment Offices (6.0%)
Hutchison Whampoa International, Ltd.–144A
5.45%, due 11/24/2010	$475	$469
7.45%, due 11/24/2033	2,500	2,689
iStar Financial, Inc. 4.88%, due 01/15/2009	6,000	5,873
Kimco Realty Corp., Series C 3.95%, due 08/05/2008	2,825	2,744
Noble Group, Ltd.–144A 6.63%, due 03/17/2015	2,000	1,766
Raytheon Co. 7.00%, due 05/15/2006 (d)	5,500	2,752
Hotels & Other Lodging Places (3.5%)
155 East Tropicana LLC/155 East Tropicana Finance Corp. 8.75%, due 04/01/2012 †	900	889
Host Marriott, LP 7.13%, due 11/01/2013	2,000	2,030
Intrawest Corp. 7.50%, due 10/15/2013	2,200	2,227
Station Casinos, Inc. 6.88%, due 03/01/2016	2,000	1,965
Station Casinos, Inc.–144A 6.63%, due 03/15/2018	500	476
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63%, due 12/01/2014	2,000	1,945
Industrial Machinery & Equipment (1.3%)
Cummins Engine Co., Inc. 5.65%, due 03/01/2098	2,000	1,440
Douglas Dynamics LLC–144A 7.75%, due 01/15/2012	915	890
Gardner Denver, Inc. 8.00%, due 05/01/2013	1,000	1,050
Insurance (1.4%)
Reinsurance Group of America 6.75%, due 12/15/2065 (b)	2,730	2,570
Wellpoint Health Networks, Inc. 6.38%, due 06/15/2006	1,185	1,187
Metal Mining (2.1%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	2,000	2,040
Phelps Dodge Corp. 9.50%, due 06/01/2031	847	1,075
Teck Cominco, Ltd. 6.13%, due 10/01/2035	2,880	2,653

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Mortgage Bankers & Brokers (4.9%)
Crystal US Holdings 3 LLC/Crystal
US Sub 3 Corp.
9.63%, due 06/15/2014	$1,300	$1,430
Glencore Funding LLC–144A 6.00%, due 04/15/2014	1,950	1,839
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (b)	2,500	2,394
Innophos Investments Holdings, Inc. 12.75%, due 02/15/2015 *	2,221	2,277
Kinder Morgan Finance Co., ULC 6.40%, due 01/05/2036	1,925	1,842
MUFG Capital Finance 1, Ltd. 6.35%, due 07/25/2016 (a)(b)	1,460	1,431
Stripes Acquisition LLC/Susser Finance Corp.–144A 10.63%, due 12/15/2013	2,000	2,125
Motion Pictures (2.1%)
Time Warner, Inc. 9.13%, due 01/15/2013 7.63%, due 04/15/2031	2,000 3,000	2,302 3,248
Oil & Gas Extraction (2.1%)
Chesapeake Energy Corp. 6.38%, due 06/15/2015	1,000	958
Delta Petroleum Corp. 7.00%, due 04/01/2015	600	555
Gazprom International SA–144A 7.20%, due 02/01/2020	3,100	3,236
Mariner Energy, Inc., Senior Note–144A 7.50%, due 04/15/2013 §	1,050	1,040
Paper & Allied Products (0.2%)
Graphic Packaging International Corp. 9.50%, due 08/15/2013 †	500	485
Paperboard Containers & Boxes (0.5%)
Graham Packaging Co., Inc. 9.88%, due 10/15/2014 †	1,250	1,284
Personal Credit Institutions (0.4%)
Ford Motor Credit Co. 9.47%, due 04/15/2012 *	1,100	1,101
Petroleum Refining (2.2%)
Premcor Refining Group (The), Inc. 9.25%, due 02/01/2010	2,500	2,681
Valero Energy Corp. 7.50%, due 04/15/2032	3,000	3,361

	Principal	Value
Primary Metal Industries (0.7%)
Noranda, Inc.
6.00%, due 10/15/2015	$2,000	$1,944
Printing & Publishing (3.2%)
Media General, Inc. 6.95%, due 09/01/2006	4,200	4,210
News America Holdings, Inc. 7.75%, due 12/01/2045	2,700	2,888
RH Donnelley Corp.–144A 8.88%, due 01/15/2016	1,400	1,440
Radio & Television Broadcasting (4.7%)
Chancellor Media Corp. 8.00%, due 11/01/2008	3,695	3,887
Grupo Televisa SA 6.63%, due 03/18/2025	2,000	1,920
Univision Communications, Inc. 7.85%, due 07/15/2011	3,900	4,070
Viacom, Inc., Senior Note–144A 6.25%, due 04/30/2016	2,900	2,874
Real Estate (1.9%)
Colonial Realty, LP 7.00%, due 07/14/2007	5,075	5,139
Restaurants (0.8%)
Carrols Corp. 9.00%, due 01/15/2013 †	1,000	1,015
NPC International, Inc.–144A 9.50%, due 05/01/2014 §	1,000	1,010
Rubber & Misc. Plastic Products (0.4%)
NTK Holdings, Inc. 0.00%, due 03/01/2014 (e)	1,500	1,142
Security & Commodity Brokers (1.5%)
E*Trade Financial Corp. 8.00%, due 06/15/2011	1,500	1,549
Goldman Sachs Group, Inc., Subordinated Note 6.45%, due 05/01/2036	2,655	2,624
Stone, Clay & Glass Products (0.4%)
Owens Brockway Glass Container, Inc. 6.75%, due 12/01/2014	1,000	960
Telecommunications (3.9%)
America Movil SA de CV 5.50%, due 03/01/2014	3,000	2,829
Mountain States Telephone & Telegraph 7.38%, due 05/01/2030	1,000	993

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

4

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Telecommunications (continued)
Northwestern Bell Telephone
7.75%, due 05/01/2030	$1,235	$1,244
Sprint Capital Corp. 8.75%, due 03/15/2032	2,150	2,668
Verizon Global Funding Corp. 7.75%, due 12/01/2030	2,455	2,708
Water Transportation (2.0%)
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	5,000	5,504
Wholesale Trade Nondurable Goods (0.7%)
Domino's, Inc. 8.25%, due 07/01/2011	1,750	1,811
Total Corporate Debt Securities (cost: $259,642)		254,042
CONVERTIBLE BOND (1.6%)
Aerospace (0.5%)
Armor Holdings, Inc. 2.00%, due 11/01/2024 (f)	1,000	1,263
Computer & Office Equipment (0.5%)
Scientific Games Corp. 0.75%, due 12/01/2024	1,000	1,371
Electronic Components & Accessories (0.3%)
Intel Corp.–144A 2.95%, due 12/15/2035	1,000	854
Retail Trade (0.3%)
Guitar Center, Inc. 4.00%, due 07/15/2013	600	936
Total Convertible Bond (cost: $3,909)		4,424
	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Business Credit Institutions (0.1%)
Sovereign Capital Trust II ‡	9,500	$437
Electric Services (0.4%)
NRG Energy, Inc.	4,000	990
Total Convertible Preferred Stocks (cost: $1,475)		1,427
PREFERRED STOCKS (1.6%)
Holding & Other Investment Offices (0.6%)
Saul Centers, Inc.	1,850	49
Tanger Factory Outlet Centers REIT	66,666	1,624
Telecommunications (1.0%)
Centaur Funding Corp.–144A ‡	2,275	2,699
Total Preferred Stocks (cost: $4,662)		4,372

	Shares	Value
COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 ‡m	75	$–	o
Total Common Stocks (cost: $1)		–	o
	Principal	Value
SECURITY LENDING COLLATERAL (4.1%)
Debt (3.8%)
Bank Notes (0.5%)
Bank of America
4.81%, due 06/07/2006 *	$358	$358
4.81%, due 08/10/2006 *	346	346
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	138 415	138 415
Certificates Of Deposit (0.3%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	346	346
Rabobank Nederland 4.87%, due 05/31/2006 *	346	346
Commercial Paper (0.2%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	207	207
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	345	345
Euro Dollar Overnight (0.7%)
Bank of Montreal 4.77%, due 05/02/2006	276	276
Dexia Group 4.78%, due 05/04/2006	346	346
Fortis Bank 4.77%, due 05/01/2006	138	138
Royal Bank of Canada 4.77%, due 05/01/2006	484	484
Royal Bank of Scotland 4.75%, due 05/03/2006	345	345
Svenska Handlesbanken 4.82%, due 05/01/2006	264	264
Euro Dollar Terms (1.0%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	276	276
Bank of the West 4.94%, due 06/16/2006	276	276
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	415 138	415 138

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

5

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006	$207	$207
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	207	207
Fortis Bank 4.83%, due 05/08/2006	138	138
Lloyds TSB Bank 4.81%, due 05/11/2006	207	207
Royal Bank of Scotland 4.87%, due 05/12/2006	276	276
Societe Generale 4.79%, due 05/10/2006	345	345
UBS AG 4.95%, due 06/20/2006	345	345
Repurchase Agreements (1.1%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $469 on 05/01/2006	469	469
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,015 on 05/01/2006	1,015	1,015

	Principal	Value
Repurchase Agreements (continued)
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $17 on 05/01/2006	$17	$17
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,037 on 05/01/2006	1,036	1,036
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $484 on 05/01/2006	484	484
	Shares	Value
Investment Companies (0.3%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	552,698	$553
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	147,054	147
Total Security Lending Collateral (cost: $10,905)		10,905
Total Investment Securities (cost: $281,149) #		$275,712

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $10,621.

(a)  The security has a perpetual maturity. The date shown is the next call date.

(b)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of April 30, 2006.

(c)  Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

(d)  Raytheon Co. has a stated liquidation amount of $50 (not in thousands) per trust preferred security. The expected maturity value of the security is $2,750. The interest rate was previously reported as 3.5%.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

(e)  NTK Holding, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

(f)  Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

‡  Non-income producing.

o  Value is less than $1.

††  Cash collateral for the Repurchase Agreements, valued at $3,110, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

§  Security is deemed to be illiquid.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

m  Securities valued as determined in good faith in accordance with procedure established by the Fund's Board of Trustees.

#  Aggregate cost for Federal income tax purposes is $281,168. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,072 and $7,528, respectively. Net unrealized depreciation for tax purposes is $5,456.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $56,121 or 20.8% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

6

TA IDEX Transamerica Flexible Income

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $281,149) (including securities loaned of $10,621)	$275,712
Cash	934
Receivables:
Investment securities sold	6,620
Shares of beneficial interest sold	19
Interest	4,659
Dividends	31
Dividend reclaims receivable	3
Other	15
287,993
Liabilities:
Investment securities purchased	6,659
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	144
Management and advisory fees	173
Distribution and service fees	36
Transfer agent fees	24
Administration fees	5
Payable for collateral for securities on loan	10,905
Other	40
17,986
Net Assets	$270,007
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$278,771
Distributable net investment income (loss)	1,021
Accumulated net realized gain (loss) from investment securities	(4,348)
Net unrealized appreciation (depreciation) on investment securities	(5,437)
Net Assets	$270,007
Net Assets by Class:
Class A	$18,521
Class B	27,127
Class C	10,243
Class I	214,116
Shares Outstanding:
Class A	2,003
Class B	2,933
Class C	1,110
Class I	23,064
Net Asset Value Per Share:
Class A	$9.25
Class B	9.25
Class C	9.23
Class I	9.28
Maximum Offering Price Per Share (a):
Class A	$9.71

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$7,943
Dividends	207
Income from loaned securities–net	47
8,197
Expenses:
Management and advisory fees	1,076
Distribution and service fees:
Class A	53
Class B	150
Class C	57
Transfer agent fees:
Class A	30
Class B	38
Class C	15
Class I	– (b)
Printing and shareholder reports	12
Custody fees	20
Administration fees	28
Legal fees	7
Audit fees	9
Trustees fees	6
Registration fees	19
Other	3
Total expenses	1,523
Net Investment Income (Loss)	6,674
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	(3,334)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	657
Net Realized and Unrealized Gain (Loss) on Investment Securities	(2,677)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,997

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

7

TA IDEX Transamerica Flexible Income

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005 (a)(b)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6,674	$10,147
Net realized gain (loss) from investment securities	(3,334)	(1,014)
Change in unrealized appreciation (depreciation) on investment securities	657	(8,115)
	3,997	1,018
Distributions to Shareholders:
From net investment income:
Class A	(510)	(4,870)
Class B	(478)	(1,177)
Class C	(182)	(490)
Class I	(4,477)	(3,611)
	(5,647)	(10,148)
Return of capital
Class A	–	(619)
Class B	–	(150)
Class C	–	(62)
Class I	–	(459)
	–	(1,290)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,113	67,541
Class B	979	1,674
Class C	796	1,976
Class I	118,332	110,068
	121,220	181,259
Dividends and distributions reinvested:
Class A	457	5,355
Class B	379	1,061
Class C	159	455
Class I	4,477	4,070
	5,472	10,941
Cost of shares redeemed:
Class A	(123,271)	(7,985)
Class B	(6,581)	(14,023)
Class C	(4,094)	(8,075)
Class I	(18,001)	–
	(151,947)	(30,083)
Redemption fees:
Class B	1	–
	1	–

(a)  Statement of Changes in Net Assets has been restated. See Note 6.

(b)  Class I was offered for investment on November 8, 2004.

	April 30, 2006 (unaudited)	October 31, 2005 (a)(b)
Automatic conversions:
Class A	36	82
Class B	(36)	(82)
	–	–
	(25,254)	162,117
Net increase (decrease) in net assets	(26,904)	151,697
Net Assets:
Beginning of period	296,911	145,214
End of period	$270,007	$296,911
Distributable Net Investment Income (Loss)	$1,021	$(6)
Share Activity:
Shares issued:
Class A	119	7,039
Class B	105	175
Class C	85	207
Class I	12,656	11,417
	12,965	18,838
Shares issued–reinvested from distributions:
Class A	49	563
Class B	41	111
Class C	17	48
Class I	478	427
	585	1,149
Shares redeemed:
Class A	(13,231)	(835)
Class B	(703)	(1,467)
Class C	(438)	(845)
Class I	(1,914)	–
	(16,286)	(3,147)
Automatic conversions:
Class A	4	9
Class B	(4)	(9)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(13,059)	6,776
Class B	(561)	(1,190)
Class C	(336)	(590)
Class I	11,220	11,844
	(2,736)	16,840

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

8

TA IDEX Transamerica Flexible Income

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006 and the years ended December 31, 2005 and December 31, 2004)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations					Distributions						Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income		From Net Realized Gains	Return of Capital		Total Distributions	Value, End of Period
Class A	4/30/2006	$9.31	$0.21		$(0.10)		$0.11	$(0.17)		$–	$–		$(0.17)	$9.25
	10/31/2005	9.68	0.37	(h)	(0.32	) (h)	0.05	(0.38	) (h)	–	(0.04	) (h)	(0.42)	9.31
	10/31/2004	10.21	0.38	(h)	0.14	(h)	0.52	(0.38	) (h)	(0.63)	(0.04	) (h)	(1.05)	9.68
	10/31/2003	9.94	0.36		0.27		0.63	(0.36)		–	–		(0.36)	10.21
	10/31/2002	9.99	0.40		0.02		0.42	(0.41)		(0.06)	–		(0.47)	9.94
	10/31/2001	9.26	0.47		0.71		1.18	(0.45)		–	–		(0.45)	9.99
Class B	4/30/2006	9.32	0.18		(0.10)		0.08	(0.15)		–	–		(0.15)	9.25
	10/31/2005	9.68	0.29	(h)	(0.32	) (h)	(0.03)	(0.29	) (h)	–	(0.04	) (h)	(0.33)	9.32
	10/31/2004	10.20	0.32	(h)	0.15	(h)	0.47	(0.32	) (h)	(0.63)	(0.04	) (h)	(0.99)	9.68
	10/31/2003	9.94	0.30		0.25		0.55	(0.29)		–	–		(0.29)	10.20
	10/31/2002	9.99	0.34		0.02		0.36	(0.35)		(0.06)	–		(0.41)	9.94
	10/31/2001	9.26	0.37		0.74		1.11	(0.38)		–	–		(0.38)	9.99
Class C	4/30/2006	9.30	0.18		(0.10)		0.08	(0.15)		–	–		(0.15)	9.23
	10/31/2005	9.67	0.29	(h)	(0.33	) (h)	(0.04)	(0.29	) (h)	–	(0.04	) (h)	(0.33)	9.30
	10/31/2004	10.20	0.33	(h)	0.13	(h)	0.46	(0.32	) (h)	(0.63)	(0.04	) (h)	(0.99)	9.67
	10/31/2003	9.98	0.29		0.22		0.51	(0.29)		–	–		(0.29)	10.20
Class I	4/30/2006	9.35	0.23		(0.10)		0.13	(0.20)		–	–		(0.20)	9.28
	10/31/2005	9.68	0.40	(h)	(0.32	) (h)	0.08	(0.37	) (h)	–	(0.04	) (h)	(0.41)	9.35

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average		Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)		Rate (b)
Class A	4/30/2006	1.08%	$18,521	1.39%	1.39%	4.52%		74%
	10/31/2005	0.47	140,203	1.25	1.25	3.85	(h)	58
	10/31/2004	5.72	80,201	1.43	1.43	3.89	(h)	169
	10/31/2003	6.39	87,898	1.49	1.50	3.56		164
	10/31/2002	4.45	61,815	1.62	1.65	4.23		245
	10/31/2001	13.14	29,600	1.68	1.70	4.84		315
Class B	4/30/2006	0.83	27,127	2.10	2.10	3.78		74
	10/31/2005	(0.36)	32,560	2.08	2.08	3.02	(h)	58
	10/31/2004	5.13	45,338	2.03	2.03	3.25	(h)	169
	10/31/2003	5.59	69,502	2.14	2.15	2.91		164
	10/31/2002	3.83	67,220	2.27	2.30	3.58		245
	10/31/2001	12.28	40,435	2.33	2.35	4.19		315
Class C	4/30/2006	0.83	10,243	2.11	2.11	3.79		74
	10/31/2005	(0.40)	13,439	2.11	2.11	2.99	(h)	58
	10/31/2004	5.02	19,675	2.10	2.10	3.37	(h)	169
	10/31/2003	5.16	8,178	2.14	2.15	2.91		164
Class I	4/30/2006	1.39	214,116	0.85	0.85	5.04		74
	10/31/2005	0.85	110,709	0.85	0.85	4.25	(h)	58

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Flexible Income

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 8, 2004.

(h)  The Fund has restated its financial highlights. (See Note 6)

The notes to the financial statements are an integral part of this report.

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10

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Flexible Income (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $20, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$25,442	9.42%
TA IDEX Asset Allocation– Moderate Portfolio	49,241	18.24%
TA IDEX Asset Allocation– Moderate Growth Portfolio	45,146	16.72%
Asset Allocation– Conservative Portfolio	32,918	12.19%
Asset Allocation– Moderate Growth Portfolio	39,509	14.63%
Asset Allocation– Moderate Portfolio	21,781	8.07%
Total	$214,037	79.27%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $100 million of ANA
0.775% of the next $150 million of ANA
0.675% of ANA over $250 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.50% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$20
Retained by Underwriter	4
Contingent Deferred Sales Charge	59

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $80 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $15.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$159,683
U.S. Government	39,597
Proceeds from maturities and sales of securities:
Long-Term	112,385
U.S. Government	111,657

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$890	October 31, 2013

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

NOTE 6.  RESTATEMENT

The Fund's previously issued financial statements presented accretion of discount incorrectly for the years ended October 31, 2005 and October 31, 2004. This was due to the security Raytheon Co. accreting discount based on an incorrect maturity value. The impact of correcting the maturity value of Raytheon Co. was to reduce interest income on the Statement of Operations with an offsetting adjustment to unrealized gain (loss). The financial highlights have also been restated accordingly. This restatement had no effect on the Fund's net assets, net asset value per share or total increase (decrease) in net assets from operations during the periods.

This restatement changed the financial statements as follows:

Statement of Changes in Net Assets For the year ended October 31, 2005	(As previously reported)	(As restated)
Net Investment Income (Loss)	11,432	10,147
Change in unrealized appreciation (depreciation) on investment securities	(9,400)	(8,115)
Distributions to Shareholders:
From net investment income:
Class A	(5,489)	(4,870)
Class B	(1,327)	(1,177)
Class C	(552)	(490)
Class I	(4,070)	(3,611)
Return of capital:
Class A	–	(619)
Class B	–	(150)
Class C	–	(62)
Class I	–	(459)

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TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 6.–(continued)

Financial Highlights For the year ended October 31, 2005	(As previously reported)	(As restated)
Net investment income (loss) per share:
Class A	0.41	0.37
Class B	0.34	0.29
Class C	0.33	0.29
Class I	0.44	0.40
Net realized and unrealized gain (loss) per share:
Class A	(0.36)	(0.32)
Class B	(0.37)	(0.32)
Class C	(0.37)	(0.33)
Class I	(0.36)	(0.32)
Distributions from net investment income per share:
Class A	(0.42)	(0.38)
Class B	(0.33)	(0.29)
Class C	(0.33)	(0.29)
Class I	(0.41)	(0.37)
Distributions of return of capital per share:
Class A	–	(0.04)
Class B	–	(0.04)
Class C	–	(0.04)
Class I	–	(0.04)
Ratio of Net Investment Income (Loss) to Average Net Assets
Class A	4.33%	3.85%
Class B	3.50%	3.02%
Class C	3.47%	2.99%
Class I	4.73%	4.25%

Financial Highlights For the year ended October 31, 2004	(As previously reported)	(As restated)
Net investment income (loss) per share:
Class A	0.41	0.38
Class B	0.35	0.32
Class C	0.36	0.33
Net realized and unrealized gain (loss) per share:
Class A	0.11	0.14
Class B	0.12	0.15
Class C	0.10	0.13
Distributions from net investment income per share:
Class A	(0.42)	(0.38)
Class B	(0.36)	(0.32)
Class C	(0.36)	(0.32)
Distributions return of capital per share:
Class A	–	(0.04)
Class B	–	(0.04)
Class C	–	(0.04)
Ratio of Net Investment Income (Loss) to Average Net Assets
Class A	4.25%	3.89%
Class B	3.61%	3.25%
Class C	3.74%	3.37%

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TA IDEX Transamerica Flexible Income

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Flexible Income (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that although the performance of the Fund has been below or at median relative to its peers and approximated the benchmark index over the past two-, three-, and five-year periods, its performance has been above median relative to its peers and better than the benchmark index over the past one-year period. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. The Board expressed concerns about the relatively high level of fees and expenses paid by the Fund, while noting that the Fund's performance was competitive (and very competitive over the past year), and concluded that the relatively high level of fees and expenses may be attributable, at least in part, to the small asset size of the Fund. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund are acceptable, although the Board requested that TFAI and the Sub-Adviser consider ways to reduce expenses. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall

Transamerica IDEX Mutual Funds

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15

TA IDEX Transamerica Flexible Income (continued)

expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

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Semi-Annual Report 2006

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TA IDEX Transamerica Growth Opportunities

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class A
Actual	$1,000.00	$1,143.90	1.71%	$9.09
Hypothetical (b)	1,000.00	1,016.31	1.71	8.55
Class B
Actual	1,000.00	1,140.40	2.40	12.74
Hypothetical (b)	1,000.00	1,012.89	2.40	11.98
Class C
Actual	1,000.00	1,140.20	2.40	12.74
Hypothetical (b)	1,000.00	1,012.89	2.40	11.98
Class I
Actual	1,000.00	1,127.70	0.88	4.26
Hypothetical (b)	1,000.00	1,018.74	0.88	4.04

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (94.6%)
Amusement & Recreation Services (3.0%)
Station Casinos, Inc. †	158,940	$12,251
Automotive (1.2%)
ITT Industries, Inc.	82,000	4,611
Commercial Banks (2.6%)
Wintrust Financial Corp.	199,410	10,319
Communication (6.3%)
Global Payments, Inc.	334,074	15,845
XM Satellite Radio Holdings, Inc.–Class A †‡	463,460	9,371
Computer & Data Processing Services (6.4%)
Digital Insight Corp. ‡	244,660	8,438
Intuit, Inc. ‡	56,320	3,051
NAVTEQ Corp. †‡	230,454	9,568
THQ, Inc. †‡	189,770	4,864
Computer & Office Equipment (3.8%)
Sandisk Corp. †‡	237,310	15,147
Educational Services (1.2%)
Strayer Education, Inc. †	47,800	4,971
Electronic Components & Accessories (1.0%)
Microchip Technology, Inc.	109,430	4,077
Engineering & Management Services (4.7%)
Jacobs Engineering Group, Inc. ‡	229,116	18,948
Hardware Stores (4.6%)
Fastenal Co. †	395,750	18,525
Hotels & Other Lodging Places (4.6%)
Hilton Hotels Corp.	393,210	10,593
Las Vegas Sands Corp. †‡	122,850	7,962
Industrial Machinery & Equipment (17.3%)
Cooper Cameron Corp. ‡	385,190	19,352
Graco, Inc.	383,890	17,947
Grant Prideco, Inc. ‡	371,670	19,030
Kennametal, Inc.	211,965	13,110
Medical Instruments & Supplies (2.8%)
Techne Corp. ‡	194,700	11,032
Varian Medical Systems, Inc. ‡	5,500	288
Motion Pictures (1.3%)
Macrovision Corp. ‡	231,560	5,303
Oil & Gas Extraction (1.5%)
Forest Oil Corp. ‡	159,040	5,816

	Shares	Value
Paperboard Containers & Boxes (3.1%)
Packaging Corp. of America	551,780	$12,404
Personal Credit Institutions (0.7%)
Financial Federal Corp.	91,830	2,608
Personal Services (2.2%)
Weight Watchers International, Inc.	180,305	8,898
Pharmaceuticals (0.9%)
Endo Pharmaceuticals Holdings, Inc. ‡	118,320	3,721
Research & Testing Services (0.2%)
Affymetrix, Inc. ‡	27,549	789
Restaurants (1.9%)
PF Chang's China Bistro, Inc. †‡	181,920	7,752
Retail Trade (2.5%)
Blue Nile, Inc. †‡	294,180	10,237
Security & Commodity Brokers (7.1%)
BlackRock, Inc.–Class A †	189,420	28,705
Telecommunications (3.8%)
NeuStar, Inc.–Class A †‡	438,450	15,390
Transportation & Public Utilities (9.9%)
CH Robinson Worldwide, Inc.	351,670	15,597
Expeditors International of Washington, Inc.	282,160	24,156
Total Common Stocks (cost: $272,206)		380,676
	Principal	Value
SECURITY LENDING COLLATERAL (21.8%)
Debt (20.4%)
Bank Notes (2.5%)
Bank of America 4.81%, due 06/07/2006 * $2,880 $2,880 4.81%, due 08/10/2006 *	2,779	2,779
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	1,112 3,335	1,112 3,335
Certificates Of Deposit (1.4%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	2,780	2,780
Rabobank Nederland 4.87%, due 05/31/2006 *	2,780	2,780
Commercial Paper (1.1%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	1,668	1,668
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	2,775	2,775

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (3.7%)
Bank of Montreal 4.77%, due 05/02/2006	$2,224	$2,224
Dexia Group 4.78%, due 05/04/2006	2,780	2,780
Fortis Bank 4.77%, due 05/01/2006	1,112	1,112
Royal Bank of Canada 4.77%, due 05/01/2006	3,891	3,891
Royal Bank of Scotland 4.75%, due 05/03/2006	2,780	2,780
Svenska Handlesbanken 4.82%, due 05/01/2006	2,123	2,123
Euro Dollar Terms (5.7%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	2,224	2,224
Bank of the West 4.94%, due 06/16/2006	2,224	2,224
Barclays 4.79%, due 05/10/2006 3,335 3,335 4.77%, due 05/16/2006	1,112	1,112
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	1,668	1,668
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	1,668	1,668
Fortis Bank 4.83%, due 05/08/2006	1,112	1,112
Lloyds TSB Bank 4.81%, due 05/11/2006	1,668	1,668

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Scotland 4.87%, due 05/12/2006	$2,224	$2,224
Societe Generale 4.79%, due 05/10/2006	2,780	2,780
UBS AG 4.95%, due 06/20/2006	2,780	2,780
Repurchase Agreements (6.0%)††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $3,776 on 05/01/2006	3,775	3,775
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $8,170 on 05/01/2006	8,166	8,166
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $138 on 05/01/2006	138	138
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $8,342 on 05/01/2006	8,339	8,339
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $3,893 on 05/01/2006	3,891	3,891
	Shares	Value
Investment Companies (1.4%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	4,447,455	$4,447
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	1,183,316	1,183
Total Security Lending Collateral (cost: $87,753)		87,753
Total Investment Securities (cost: $359,959) #		$468,429

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $85,089.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $25,026, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $359,959. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $112,966 and $4,496, respectively. Net unrealized appreciation for tax purposes is $108,470.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $2,775 or 0.7% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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3

TA IDEX Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $359,959) (including securities loaned of $85,089)	$468,429
Cash	24,993
Receivables:
Investment securities sold	963
Shares of beneficial interest sold	170
Interest	62
Dividends	72
Other	16
494,705
Liabilities:
Investment securities purchased	3,676
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	240
Management and advisory fees	264
Distribution and service fees	108
Transfer agent fees	149
Administration fees	7
Payable for collateral for securities on loan	87,753
Other	78
92,275
Net Assets	$402,430
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$568,272
Distributable net investment income (loss)	(1,206)
Accumulated net realized gain (loss) from investment securities	(273,105)
Net unrealized appreciation (depreciation) on investment securities	108,469
Net Assets	$402,430
Net Assets by Class:
Class A	$65,285
Class B	78,337
Class C	27,718
Class I	231,090
Shares Outstanding:
Class A	7,272
Class B	9,184
Class C	3,245
Class I	25,641
Net Asset Value Per Share:
Class A	$8.98
Class B	8.53
Class C	8.54
Class I	9.01
Maximum Offering Price Per Share (a):
Class A	$9.50

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$1,184
Interest	244
Income from loaned securities–net	195
1,623
Expenses:
Management and advisory fees	1,500
Distribution and service fees:
Class A	140
Class B	384
Class C	136
Transfer agent fees:
Class A	195
Class B	249
Class C	76
Class I	– (c)
Printing and shareholder reports	70
Custody fees	20
Administration fees	38
Legal fees	9
Audit fees	9
Trustees fees	7
Registration fees	29
Other	4
Total expenses	2,866
Less:
Reimbursement of class expenses:
Class B	(49)
Class C	(5)
Total reimbursed expenses	(54)
Net expenses	2,812
Net Investment Income (Loss)	(1,189)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	32,974
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	19,946
Net Realized and Unrealized Gain (Loss) on Investment Securities	52,920
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,731

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,189)	$(2,033)
Net realized gain (loss) from investment securities	32,974	19,909
Change in unrealized appreciation (depreciation) on investment securities	19,946	39,287
	51,731	57,163
Capital Share Transactions:
Proceeds from shares sold:
Class A	7,929	7,177
Class B	3,319	4,534
Class C	3,753	2,511
Class I	205,074	–
	220,075	14,222
Cost of shares redeemed:
Class A	(211,412)	(22,648)
Class B	(9,453)	(19,401)
Class C	(5,000)	(9,361)
Class I	(91)	–
	(225,956)	(51,410)
Automatic conversions:
Class A	202	383
Class B	(202)	(383)
	–	–
	(5,881)	(37,188)
Net increase (decrease) in net assets	45,850	19,975
Net Assets:
Beginning of period	356,580	336,605
End of period	$402,430	$356,580
Distributable Net Investment Income (Loss)	$(1,206)	$(17)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	929	993
Class B	404	676
Class C	465	372
Class I	25,652	–
	27,450	2,041
Shares redeemed:
Class A	(26,372)	(3,228)
Class B	(1,166)	(2,876)
Class C	(614)	(1,384)
Class I	(11)	–
	(28,163)	(7,488)
Automatic conversions:
Class A	24	55
Class B	(25)	(57)
	(1)	(2)
Net increase (decrease) in shares outstanding:
Class A	(25,419)	(2,180)
Class B	(787)	(2,257)
Class C	(149)	(1,012)
Class I	25,641	–
	(714)	(5,449)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

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5

TA IDEX Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$7.85	$(0.04)	$1.17	$1.13	$–	$–	$–	$8.98
	10/31/2005	6.61	(0.02)	1.26	1.24	–	–	–	7.85
	10/31/2004	5.95	(0.03)	0.69	0.66	–	–	–	6.61
	10/31/2003	4.81	(0.06)	1.20	1.14	–	–	–	5.95
	10/31/2002	4.81	(0.06)	0.06	–	–	–	–	4.81
	10/31/2001	8.70	(0.07)	(3.82)	(3.89)	–	–	–	4.81
Class B	4/30/2006	7.48	(0.06)	1.11	1.05	–	–	–	8.53
	10/31/2005	6.37	(0.09)	1.20	1.11	–	–	–	7.48
	10/31/2004	5.79	(0.09)	0.67	0.58	–	–	–	6.37
	10/31/2003	4.70	(0.09)	1.18	1.09	–	–	–	5.79
	10/31/2002	4.73	(0.11)	0.08	(0.03)	–	–	–	4.70
	10/31/2001	8.66	(0.10)	(3.83)	(3.93)	–	–	–	4.73
Class C	4/30/2006	7.49	(0.06)	1.11	1.05	–	–	–	8.54
	10/31/2005	6.38	(0.09)	1.20	1.11	–	–	–	7.49
	10/31/2004	5.79	(0.10)	0.69	0.59	–	–	–	6.38
	10/31/2003	4.62	(0.09)	1.26	1.17	–	–	–	5.79
Class I	4/30/2006	7.99	– (h)	1.02	1.02	–	–	–	9.01

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	14.39%	$65,285	1.71%	1.71%	(0.87)%	35%
	10/31/2005	18.76	256,559	1.41	1.41	(0.30)	34
	10/31/2004	11.09	230,633	1.43	1.43	(0.47)	43
	10/31/2003	23.70	147,340	1.75	2.21	(1.11)	97
	10/31/2002	0.05	12,687	1.74	2.53	(1.35)	32
	10/31/2001	(44.76)	3,807	1.55	2.83	(1.11)	59
Class B	4/30/2006	14.04	78,337	2.40	2.53	(1.55)	35
	10/31/2005	17.43	74,589	2.40	2.61	(1.29)	34
	10/31/2004	10.02	77,869	2.40	2.64	(1.44)	43
	10/31/2003	23.19	52,492	2.41	2.87	(1.76)	97
	10/31/2002	(0.70)	5,897	2.39	3.18	(2.00)	32
	10/31/2001	(45.35)	4,513	2.20	3.48	(1.76)	59
Class C	4/30/2006	14.02	27,718	2.40	2.44	(1.55)	35
	10/31/2005	17.40	25,432	2.40	2.54	(1.29)	34
	10/31/2004	10.19	28,103	2.40	2.65	(1.58)	43
	10/31/2003	25.32	483	2.42	2.89	(1.78)	97
Class I	4/30/2006	12.77	231,090	0.88	0.88	(0.04)	35

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(h)  Rounds to less than (0.01).

The notes to the financial statements are an integral part of this report.

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7

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Growth Opportunities (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $11 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $84, earned by IBT for its services.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$9,258	2.30%
TA IDEX Asset Allocation– Growth Portfolio	65,757	16.34%
TA IDEX Asset Allocation– Moderate Portfolio	47,038	11.69%
TA IDEX Asset Allocation– Moderate Growth Portfolio	108,969	27.08%
Total	$231,022	57.41%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $250 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$76
Retained by Underwriter	12
Contingent Deferred Sales Charge	69

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $502 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $16.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$128,091
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	131,331
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$194,799	October 31, 2008
99,199	October 31, 2009
4,618	October 31, 2010
7,437	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica Growth Opportunities

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Growth Opportunities (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, and TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved acceptable investment performance, noting that although the performance of the Fund has been below median relative to its peers and trailed the benchmark index over the past one- and three-year periods, it has been at median relative to its peers and competitive with the benchmark index over the past two- and five-year periods. The Board noted that while the Fund's performance could be improved, the performance record largely was attributable to the Sub-Adviser's prior equity investment team, and the Board determined that the results of the new team would be carefully monitored on a going-forward basis. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica Growth Opportunities (continued)

the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica High-Yield Bond

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,048.80	1.14%	$5.79
Hypothetical (b)	1,000.00	1,019.14	1.14	5.71
Class B
Actual	1,000.00	1,045.10	1.85	9.38
Hypothetical (b)	1,000.00	1,015.62	1.85	9.25
Class C
Actual	1,000.00	1,046.20	1.87	9.49
Hypothetical (b)	1,000.00	1,015.52	1.87	9.35
Class I
Actual	1,000.00	1,051.40	0.67	3.41
Hypothetical (b)	1,000.00	1,021.47	0.67	3.36

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At April 30, 2006

This chart shows the percentage breakdown by Bond Credit Quality of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Transamerica High-Yield Bond

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
(continued)

Credit Rating	Description
B1	Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.
B2	More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.
B3	Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Ba1	Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.
Ba2	Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.
Ba3	More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.
Baa1	Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.
Baa2	Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.
Baa3	Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.
Ca	Extremely speculative, may be in default on their policyholder obligations or have other marked shortcomings.
Caa1	Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.
Caa2	Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.
Caa3	Speculative, may be in default on their policyholder obligations or have other marked shortcomings.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (96.2%)
Amusement & Recreation Services (1.8%)
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014	$3,000	$2,947
Mohegan Tribal Gaming Authority 6.38%, due 07/15/2009 6.13%, due 02/15/2013	1,000 2,000	992 1,942
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	1,200	1,185
Apparel Products (0.9%)
Levi Strauss & Co. 9.75%, due 01/15/2015	3,500	3,692
Automotive (4.4%)
ArvinMeritor, Inc. 8.75%, due 03/01/2012	452	464
Ford Motor Co. 7.45%, due 07/16/2031 †	2,000	1,460
General Motors Acceptance Corp. 6.75%, due 12/01/2014 †	8,000	7,291
General Motors Corp. 7.13%, due 07/15/2013 †	2,000	1,505
Lear Corp. 8.11%, due 05/15/2009 †	2,000	1,955
Lear Corp., Series B 5.75%, due 08/01/2014	2,000	1,680
Tenneco Automotive, Inc. 10.25%, due 07/15/2013	2,500	2,769
Business Services (4.1%)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.–144A 7.63%, due 05/15/2014	3,030	3,083
Hertz Corp.–144A 10.50%, due 01/01/2016 †	3,500	3,872
Lamar Media Corp. 6.63%, due 08/15/2015	2,800	2,723
R.H. Donnelley Finance Corp I–144A 10.88%, due 12/15/2012	2,000	2,220
Universal Compression, Inc. 7.25%, due 05/15/2010	2,000	2,020
Universal Hospital Services, Inc. 10.13%, due 11/01/2011	2,000	2,065
Chemicals & Allied Products (5.3%)
Airgas, Inc. 6.25%, due 07/15/2014	1,500	1,455
Equistar Chemicals, LP/Equistar Funding Corp. 10.13%, due 09/01/2008 10.63%, due 05/01/2011	1,000 2,000	1,071 2,180

	Principal	Value
Chemicals & Allied Products (continued)
Huntsman International LLC
9.88%, due 03/01/2009	$1,000	$1,045
10.13%, due 07/01/2009	2,000	2,035
11.63%, due 10/15/2010	965	1,086
Huntsman International LLC–144A 8.13%, due 01/01/2015 †	2,000	2,005
IMC Global, Inc. 6.88%, due 07/15/2007	3,000	3,015
Ineos Group Holdings PLC–144A 8.50%, due 02/15/2016	2,750	2,612
Lyondell Chemical Co. 10.50%, due 06/01/2013	1,000	1,119
Nalco Co. 7.75%, due 11/15/2011	2,000	2,010
NOVA Chemicals Corp. 6.50%, due 01/15/2012	1,000	935
Communication (6.5%)
Adelphia Communications Corp. 0.00%, due 11/01/2006 f	1,000	467
Cablevision Systems Corp., Series B 8.00%, due 04/15/2012 †	6,000	5,985
CCH I Holdings LLC 9.92%, due 04/01/2014 †	493	306
CCH I LLC 11.00%, due 10/01/2015	8,274	7,364
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.–144A 8.38%, due 04/30/2014	2,000	2,010
Echostar DBS Corp. 6.63%, due 10/01/2014	2,840	2,737
Intelsat Subsidiary Holding Co., Ltd. 8.25%, due 01/15/2013 8.63%, due 01/15/2015	1,500 3,500	1,528 3,640
PanAmSat Corp. 9.00%, due 08/15/2014	1,300	1,367
Communications Equipment (1.0%)
L-3 Communications Corp. 7.63%, due 06/15/2012 6.13%, due 07/15/2013 6.13%, due 01/15/2014	1,000 2,000 1,000	1,030 1,920 960
Computer & Data Processing Services (0.7%)
Unisys Corp. 8.00%, due 10/15/2012 † 8.50%, due 10/15/2015 †	2,000 1,000	1,922 964

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

3

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Computer & Office Equipment (0.3%)
Seagate Technology Holdings Corp.
8.00%, due 05/15/2009	$1,000	$1,030
Construction (0.2%)
Centex Corp. 5.80%, due 09/15/2009	750	751
Department Stores (0.3%)
Neiman-Marcus Group, Inc.–144A 9.00%, due 10/15/2015	1,000	1,062
Saks, Inc. 8.25%, due 11/15/2008	—o	—o
Drug Stores & Proprietary Stores (1.1%)
Medco Health Solutions, Inc. 7.25%, due 08/15/2013	1,000	1,066
Rite Aid Corp. 12.50%, due 09/15/2006 9.50%, due 02/15/2011	2,000 1,000	2,045 1,055
Electric Services (6.3%)
AES Corp. (The)–144A 8.75%, due 05/15/2013	5,000	5,412
Elwood Energy LLC 8.16%, due 07/05/2026	1,665	1,770
NRG Energy, Inc. 7.25%, due 02/01/2014 7.38%, due 02/01/2016	7,000 2,000	7,035 2,017
Reliant Energy, Inc. 6.75%, due 12/15/2014	2,000	1,820
TXU Corp., Series O 4.80%, due 11/15/2009	3,000	2,891
TXU Corp., Series P 5.55%, due 11/15/2014	4,000	3,717
Electric, Gas & Sanitary Services (2.1%)
Allied Waste North America, Inc. 8.50%, due 12/01/2008 6.50%, due 11/15/2010 † 7.88%, due 04/15/2013 †	5,775 1,000 1,000	6,078 987 1,040
Electronic Components & Accessories (1.9%)
Celestica, Inc. 7.63%, due 07/01/2013	1,450	1,450
Spansion LLC–144A 11.25%, due 01/15/2016	3,000	3,090
STATS ChipPAC, Ltd. 6.75%, due 11/15/2011	2,750	2,688
Fabricated Metal Products (1.2%)
Alliant Techsystems, Inc. 6.75%, due 04/01/2016	4,590	4,533

	Principal	Value
Food & Kindred Products (0.8%)
Del Monte Corp.
8.63%, due 12/15/2012	$3,000	$3,150
Gas Production & Distribution (5.0%)
Colorado Interstate Gas Co. 5.95%, due 03/15/2015	3,125	2,956
Colorado Interstate Gas Co.–144A 6.80%, due 11/15/2015	5,900	5,904
Dynegy-Roseton/Danskammer, Series 2001, Class B 7.67%, due 11/08/2016	2,000	2,046
Northwest Pipeline Corp. 8.13%, due 03/01/2010	2,000	2,107
Transcontinental Gas Pipe Line Corp. 8.88%, due 07/15/2012	4,000	4,535
Williams Cos., Inc. 7.13%, due 09/01/2011	2,000	2,055
Health Services (4.3%)
Ameripath, Inc. 10.50%, due 04/01/2013	1,590	1,689
Extendicare Health Services, Inc. 6.88%, due 05/01/2014	3,000	3,075
HCA, Inc. 6.95%, due 05/01/2012 6.30%, due 10/01/2012 6.25%, due 02/15/2013	1,000 2,275 3,000	1,003 2,209 2,894
Manor Care, Inc. 6.25%, due 05/01/2013	1,000	989
Tenet Healthcare Corp. 9.88%, due 07/01/2014	1,250	1,297
Tenet Healthcare Corp.–144A 9.50%, due 02/01/2015	3,500	3,570
Holding & Other Investment Offices (2.4%)
Nell AF Sarl–144A 8.38%, due 08/15/2015 †	2,000	1,982
Sungard Data Systems Inc.–144A 9.13%, due 08/15/2013 10.25%, due 08/15/2015	4,000 3,000	4,270 3,225
Hotels & Other Lodging Places (5.8%)
Kerzner International, Ltd. 6.75%, due 10/01/2015	3,000	3,112
Las Vegas Sands Corp. 6.38%, due 02/15/2015	4,750	4,560
Mandalay Resort Group 6.38%, due 12/15/2011	1,000	976

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Hotels & Other Lodging Places (continued)
MGM Mirage 6.00%, due 10/01/2009 6.75%, due 09/01/2012 5.88%, due 02/27/2014	$2,500 1,000 2,500	$2,466 990 2,322
Station Casinos, Inc. 6.00%, due 04/01/2012 6.50%, due 02/01/2014 6.88%, due 03/01/2016	1,000 2,000 2,000	972 1,945 1,965
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63%, due 12/01/2014	3,450	3,355
Industrial Machinery & Equipment (0.9%)
Case New Holland, Inc. 9.25%, due 08/01/2011	3,250	3,453
Instruments & Related Products (2.3%)
DirecTV Holdings LLC/DirecTV Financing Co. 8.38%, due 03/15/2013	5,750	6,145
DRS Technologies, Inc. 6.88%, due 11/01/2013	3,000	2,974
Management Services (0.8%)
Corrections Corp. of America 7.50%, due 05/01/2011	1,000	1,013
US Oncology, Inc. 10.75%, due 08/15/2014	2,000	2,238
Manufacturing Industries (1.0%)
Indalex Holding Corp.–144A 11.50%, due 02/01/2014	4,000	3,910
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc. 6.70%, due 12/01/2026	1,500	1,582
Metal Cans & Shipping Containers (1.6%)
Ball Corp. 6.88%, due 12/15/2012 6.63%, due 03/15/2018	3,775 2,400	3,813 2,331
Mining (0.3%)
Peabody Energy Corp. 6.88%, due 03/15/2013	1,000	1,008
Mortgage Bankers & Brokers (0.8%)
CCM Merger, Inc.–144A 8.00%, due 08/01/2013	1,988	1,928
Crystal US Holdings 3 LLC/ Crystal US Sub 3 Corp., Series A 0.00%, due 10/01/2014 (a)	1,300	1,040
Motion Pictures (1.5%)
Liberty Media Corp. 8.25%, due 02/01/2030 †	6,000	5,750

	Principal	Value
Motor Vehicles, Parts & Supplies (0.5%)
ArvinMeritor, Inc.
8.13%, due 09/15/2015	$452	$443
TRW Automotive, Inc. 11.00%, due 02/15/2013	1,300	1,437
Oil & Gas Extraction (3.1%)
Chesapeake Energy Corp. 7.50%, due 09/15/2013 6.38%, due 06/15/2015 6.88%, due 01/15/2016	1,000 3,000 1,000	1,028 2,873 985
Forest Oil Corp. 8.00%, due 12/15/2011 7.75%, due 05/01/2014	500 1,000	532 1,033
Newfield Exploration Co. 6.63%, due 09/01/2014	2,500	2,463
Whiting Petroleum Corp. 7.00%, due 02/01/2014	3,000	2,970
Paper & Allied Products (4.3%)
Abitibi-Consolidated, Inc. 6.00%, due 06/20/2013 †	1,950	1,745
Boise Cascade LLC 7.13%, due 10/15/2014	2,000	1,900
Georgia-Pacific Corp. 7.70%, due 06/15/2015 7.75%, due 11/15/2029	3,000 2,000	3,000 1,950
Graphic Packaging International Corp. 8.50%, due 08/15/2011 †	4,900	4,900
MDP Acquisitions PLC 9.63%, due 10/01/2012	2,000	2,110
Smurfit-Stone Container Corp. 8.38%, due 07/01/2012	1,000	975
Paperboard Containers & Boxes (1.0%)
Jefferson Smurfit Corp. 7.50%, due 06/01/2013	2,000	1,865
Jefferson Smurfit-Stone Container Corp. 8.25%, due 10/01/2012	1,900	1,843
Personal Credit Institutions (1.8%)
Ford Motor Credit Co. 6.50%, due 01/25/2007 5.80%, due 01/12/2009 7.38%, due 10/28/2009 7.25%, due 10/25/2011	500 1,000 3,000 3,000	497 905 2,772 2,692
Personal Services (0.5%)
Service Corp. International 7.70%, due 04/15/2009	2,000	2,050
Pharmaceuticals (0.5%)
Leiner Health Products, Inc. 11.00%, due 06/01/2012 †	2,000	1,950

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Primary Metal Industries (0.9%)
Novelis, Inc.–144A
7.75%, due 02/15/2015 †	$3,500	$3,395
Printing & Publishing (4.0%)
American Color Graphics, Inc. 10.00%, due 06/15/2010	2,000	1,340
Dex Media East LLC/Dex Media East Finance Co. 9.88%, due 11/15/2009	1,000	1,065
Dex Media West LLC/Dex Media Finance Co., Series B 8.50%, due 08/15/2010	2,000	2,110
Dex Media, Inc. 8.00%, due 11/15/2013	1,000	1,026
Primedia, Inc. 8.88%, due 05/15/2011 8.00%, due 05/15/2013	2,000 3,750	1,925 3,394
RH Donnelley Corp.–144A 8.88%, due 01/15/2016	3,750	3,858
Vertis, Inc. 10.88%, due 06/15/2009 †	1,000	955
Radio & Television Broadcasting (1.6%)
Quebecor Media, Inc.–144A 7.75%, due 03/15/2016	4,750	4,869
Videotron Ltee 6.88%, due 01/15/2014	1,500	1,485
Railroads (1.0%)
Progress Rail Services Corp./Progress Metal Reclamation Co.–144A 7.75%, due 04/01/2012	3,650	3,801
Restaurants (1.7%)
NPC International, Inc.–144A 9.50%, due 05/01/2014	2,000	2,020
Restaurant Co. (The) 10.00%, due 10/01/2013 †	5,000	4,700
Stone, Clay & Glass Products (1.6%)
Owens Brockway Glass Container, Inc. 7.75%, due 05/15/2011 8.75%, due 11/15/2012 6.75%, due 12/01/2014	1,000 1,000 2,000	1,030 1,068 1,920
Owens-Illinois, Inc. 7.35%, due 05/15/2008	2,000	2,010
Telecommunications (6.6%)
Cincinnati Bell, Inc. 8.38%, due 01/15/2014	2,800	2,863
Citizens Communications Co. 9.00%, due 08/15/2031	3,725	3,995
Hawaiian Telcom Communications, Inc.–144A 9.75%, due 05/01/2013 †	4,500	4,658

	Principal	Value
Telecommunications (continued)
Qwest Capital Funding, Inc. 7.00%, due 08/03/2009 7.90%, due 08/15/2010 †	$2,000 5,000	$2,008 5,131
Qwest Corp. 7.50%, due 06/15/2023	2,000	1,985
Rogers Wireless Communications, Inc. 8.00%, due 12/15/2012 6.38%, due 03/01/2014	1,500 3,500	1,575 3,448
Tobacco Products (0.5%)
RJ Reynolds Tobacco Holdings, Inc. 6.50%, due 07/15/2010	2,000	1,998
Transportation Equipment (0.6%)
Trinity Industries, Inc. 6.50%, due 03/15/2014	2,500	2,405
Total Corporate Debt Securities (cost: $373,410)		373,929
	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT (b)	40,000	$2,069
Total Preferred Stocks (cost: $2,008)		2,069
COMMON STOCKS (0.0%)
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	—	o
Total Common Stocks (cost: $168)		—	o
	Principal	Value
SECURITY LENDING COLLATERAL (13.6%)
Debt (12.7%)
Bank Notes (1.6%)
Bank of America 4.81%, due 06/07/2006 * 4.81%, due 08/10/2006 *	$1,740 1,680	$1,740 1,680
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	672 2,016	672 2,016
Certificates Of Deposit (0.8%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	1,680	1,680
Rabobank Nederland 4.87%, due 05/31/2006 *	1,680	1,680
Commercial Paper (0.7%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	1,008	1,008
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	1,677	1,677
Euro Dollar Overnight (2.3%)
Bank of Montreal 4.77%, due 05/02/2006	1,344	1,344

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Transamerica High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Euro Dollar Overnight (continued)
Dexia Group
4.78%, due 05/04/2006	$1,680	$1,680
Fortis Bank 4.77%, due 05/01/2006	672	672
Royal Bank of Canada 4.77%, due 05/01/2006	2,352	2,352
Royal Bank of Scotland 4.75%, due 05/03/2006	1,680	1,680
Svenska Handlesbanken 4.82%, due 05/01/2006	1,283	1,283
Euro Dollar Terms (3.5%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	1,344	1,344
Bank of the West 4.94%, due 06/16/2006	1,344	1,344
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	2,016 672	2,016 672
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	1,008	1,008
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	1,008	1,008
Fortis Bank 4.83%, due 05/08/2006	672	672
Lloyds TSB Bank 4.81%, due 05/11/2006	1,008	1,008
Royal Bank of Scotland 4.87%, due 05/12/2006	1,344	1,344
Societe Generale 4.79%, due 05/10/2006	1,680	1,680

	Principal	Value
Euro Dollar Terms (continued)
UBS AG
4.95%, due 06/20/2006	$1,680	$1,680
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $2,282 on 05/01/2006	2,281	2,281
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $4,937 on 05/01/2006	4,935	4,935
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $83 on 05/01/2006	83	83
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $5,042 on 05/01/2006	5,040	5,040
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $2,353 on 05/01/2006	2,352	2,352
	Shares	Value
Investment Companies (0.9%)
Barclays Global Investors Institutional
Money Market Fund
1-day yield of 4.78%	2,687,811	$2,688
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	715,135	715
Total Security Lending Collateral (cost: $53,034)		53,034
Total Investment Securities (cost: $428,620) #		$429,032

NOTES TO SCHEDULE OF INVESTMENTS:

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $51,786.

o  Value is less than $1.

‡  Non-income producing.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $15,124, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

(a)  Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.

(b)  Duke Realty Corp. REIT has a coupon rate of 7.99% until 9/30/2012, thereafter the coupon rate will be 9.99%.

f  Security is currently in default on interest payments.

#  Aggregate cost for Federal income tax purposes is $429,409. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,969 and $7,346, respectively. Net unrealized depreciation for tax purposes is $377.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $74,433 or 19.1% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Transamerica High-Yield Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $428,620) (including securities loaned of $51,786)	$429,032
Cash	9,795
Receivables:
Shares of beneficial interest sold	251
Interest	8,136
Income from loaned securities	19
Other	25
447,258
Liabilities:
Investment securities purchased	4,785
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	268
Management and advisory fees	187
Distribution and service fees	46
Transfer agent fees	22
Administration fees	6
Payable for collateral for securities on loan	53,034
Other	67
58,415
Net Assets	$388,843
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$392,426
Distributable net investment income (loss)	893
Accumulated net realized gain (loss) from investment securities	(4,887)
Net unrealized appreciation (depreciation) on investment securities	411
Net Assets	$388,843
Net Assets by Class:
Class A	$37,273
Class B	31,544
Class C	12,501
Class I	307,525
Shares Outstanding:
Class A	4,079
Class B	3,456
Class C	1,371
Class I	33,466
Net Asset Value Per Share:
Class A	$9.14
Class B	9.13
Class C	9.12
Class I	9.19
Maximum Offering Price Per Share (a):
Class A	$9.60

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$15,553
Dividends	80
Income from loaned securities–net	215
	15,848
Expenses:
Management and advisory fees	1,169
Distribution and service fees:
Class A	109
Class B	170
Class C	70
Transfer agent fees:
Class A	37
Class B	32
Class C	14
Class I	–	(b)
Printing and shareholder reports	14
Custody fees	32
Administration fees	39
Legal fees	10
Audit fees	9
Trustees fees	8
Registration fees	28
Other	5
Total expenses	1,746
Net Investment Income (Loss)	14,102
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	2,102
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	3,619
Net Realized and Unrealized Gain (Loss) on Investment Securities	5,721
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,823

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica High-Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$14,102	$25,616
Net realized gain (loss) from investment securities	2,102	5,533
Change in unrealized appreciation (depreciation) on investment securities	3,619	(23,007)
	19,823	8,142
Distributions to Shareholders:
From net investment income:
Class A	(1,603)	(21,465)
Class B	(939)	(2,372)
Class C	(384)	(1,112)
Class I	(9,480)	(2,175)
	(12,406)	(27,124)
Capital Share Transactions:
Proceeds from shares sold:
Class A	5,643	37,109
Class B	695	3,673
Class C	1,289	3,394
Class I	325,152	40,302
	332,779	84,478
Dividends and distributions reinvested:
Class A	1,241	20,851
Class B	628	1,477
Class C	228	630
Class I	9,480	2,175
	11,577	25,133
Cost of shares redeemed:
Class A	(306,433)	(16,220)
Class B	(7,299)	(15,678)
Class C	(5,154)	(12,670)
Class I	(74,130)	–
	(393,016)	(44,568)
Redemption fees:
Class B	–	1
	–	1
Automatic conversions:
Class A	122	74
Class B	(122)	(74)
	–	–
	(48,660)	65,044
Net increase (decrease) in net assets	(41,243)	46,062
Net Assets:
Beginning of period	430,086	384,024
End of period	$388,843	$430,086
Distributable Net Investment Income (Loss)	$893	$(803)

	April 30, 2006 (unaudited)	October 31, 2005 (a)
Share Activity:
Shares issued:
Class A	621	3,986
Class B	76	397
Class C	142	366
Class I	36,061	4,293
	36,900	9,042
Shares issued–reinvested from distributions:
Class A	138	2,266
Class B	69	161
Class C	25	70
Class I	1,040	236
	1,272	2,733
Shares redeemed:
Class A	(34,195)	(1,761)
Class B	(803)	(1,700)
Class C	(569)	(1,373)
Class I	(8,164)	–
	(43,731)	(4,834)
Automatic conversions:
Class A	13	8
Class B	(13)	(8)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(33,423)	4,499
Class B	(671)	(1,150)
Class C	(402)	(937)
Class I	28,937	4,529
	(5,559)	6,941

(a)  Class I was offered for investment on November 8, 2004.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica High-Yield Bond

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(e)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$8.97	$0.31	$0.13	$0.44	$(0.27)	$–	$(0.27)	$9.14
	10/31/2005	9.37	0.56	(0.37)	0.19	(0.59)	–	(0.59)	8.97
	10/31/2004	9.08	0.52	0.29	0.81	(0.52)	–	(0.52)	9.37
	10/31/2003	7.93	0.57	1.16	1.73	(0.58)	–	(0.58)	9.08
	10/31/2002	9.26	0.57	(1.31)	(0.74)	(0.59)	–	(0.59)	7.93
	10/31/2001	9.24	0.72	0.01	0.73	(0.71)	–	(0.71)	9.26
Class B	4/30/2006	8.97	0.28	0.13	0.41	(0.25)	–	(0.25)	9.13
	10/31/2005	9.37	0.48	(0.37)	0.11	(0.51)	–	(0.51)	8.97
	10/31/2004	9.08	0.46	0.29	0.75	(0.46)	–	(0.46)	9.37
	10/31/2003	7.93	0.51	1.17	1.68	(0.53)	–	(0.53)	9.08
	10/31/2002	9.26	0.52	(1.32)	(0.80)	(0.53)	–	(0.53)	7.93
	10/31/2001	9.24	0.57	0.10	0.67	(0.65)	–	(0.65)	9.26
Class C	4/30/2006	8.96	0.28	0.13	0.41	(0.25)	–	(0.25)	9.12
	10/31/2005	9.36	0.47	(0.36)	0.11	(0.51)	–	(0.51)	8.96
	10/31/2004	9.08	0.46	0.28	0.74	(0.46)	–	(0.46)	9.36
	10/31/2003	8.08	0.51	1.02	1.53	(0.53)	–	(0.53)	9.08
Class I	4/30/2006	9.02	0.34	0.13	0.47	(0.30)	–	(0.30)	9.19
	10/31/2005	9.39	0.59	(0.37)	0.22	(0.59)	–	(0.59)	9.02

			Ratios/Supplemental Data
	For the Period Ended (e)	Total Return (c)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (a)	Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
Class A	4/30/2006	4.88%	$37,273	1.14%	6.82%	40%
	10/31/2005	2.06	336,340	1.05	6.04	71
	10/31/2004	9.23	309,223	1.08	5.67	49
	10/31/2003	22.74	193,708	1.22	6.57	46
	10/31/2002	(8.48)	60,332	1.35	6.61	64
	10/31/2001	8.12	50,755	1.41	7.35	16
Class B	4/30/2006	4.51	31,544	1.85	6.19	40
	10/31/2005	1.21	37,006	1.85	5.18	71
	10/31/2004	8.52	49,422	1.72	5.05	49
	10/31/2003	21.94	51,511	1.87	5.92	46
	10/31/2002	(9.03)	31,336	2.00	5.96	64
	10/31/2001	7.45	35,471	2.06	6.70	16
Class C	4/30/2006	4.62	12,501	1.87	6.16	40
	10/31/2005	1.21	15,880	1.88	5.11	71
	10/31/2004	8.41	25,379	1.78	4.95	49
	10/31/2003	19.52	8,403	1.87	5.92	46
Class I	4/30/2006	5.14	307,525	0.67	7.40	40
	10/31/2005	2.33	40,860	0.66	6.60	71

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica High-Yield Bond

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 8, 2004.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica High-Yield Bond

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $92, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

AEGON USA Investment Management, LLC is both the sub-adviser to the Fund and an affiliate of the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$39,122	10.06%
TA IDEX Asset Allocation– Moderate Portfolio	98,096	25.23%
TA IDEX Asset Allocation– Moderate Growth Portfolio	100,858	25.94%
Asset Allocation– Conservative Portfolio	23,567	6.06%
Asset Allocation– Moderate Growth Portfolio	27,569	7.09%
Asset Allocation– Moderate Portfolio	17,860	4.59%
Total	$307,072	78.97%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

From November 1, 2005 to December 31, 2005:

0.60% of the first $400 million of ANA
0.575% of the next $350 million of ANA
0.55% of ANA over $750 million

From January 1, 2006 on:

0.59% of the first $400 million of ANA
0.575% of the next $350 million of ANA
0.55% of ANA over $750 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

From November 1, 2005 to December 31, 2005:

1.25% Expense Limit–Classes A, B and C
0.80% Expense Limit–Class I

From January 1, 2006 on:

1.24% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$45
Retained by Underwriter	9
Contingent Deferred Sales Charge	70

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $80 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Transamerica High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $25.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$152,217
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	190,564
U.S. Government	1,794

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforwards	Available through
$1,624	October 31, 2010
5,283	October 31, 2011

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

TA IDEX Transamerica High-Yield Bond

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica High-Yield Bond (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and AEGON USA Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved competitive investment performance, noting that the Fund performance has been above median relative to its peers and superior to the benchmark index over the past one-, five- and ten-year periods. The Board expressed disappointment with the below-median performance over the past three-year period, but noted that this may result, in part, from the Fund's traditional investment focus on higher-quality high-yield issues because of the restrictions in investing in lower-quality issues that existed until recently. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board favorably noted the Fund's new pricing schedule, which results in lower management and sub-advisory fees to the benefit of the Fund and its shareholders, and also reviewed data from Lipper that compared the Fund's new pricing schedule (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

15

TA IDEX Transamerica High-Yield Bond (continued)

profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted that the Fund is closed to new investors and will be closed to new investments in the near future, except that the Fund may continue selling shares to other TA IDEX funds and other investment companies in the same group of investment companies as TA IDEX, which may limit, to an extent, the ability of the Fund to realize economies of scale. The Board then noted and went on to conclude that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

16

TA IDEX Transamerica Money Market

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,018.00	0.83%	$4.15
Hypothetical (b)	1,000.00	1,020.68	0.83	4.16
Class B
Actual	1,000.00	$1,014.70	1.48	7.39
Hypothetical (b)	1,000.00	1,017.46	1.48	7.40
Class C
Actual	1,000.00	$1,014.70	1.48	7.39
Hypothetical (b)	1,000.00	1,017.46	1.48	7.40
Class I
Actual	1,000.00	$1,018.00	0.48	2.20
Hypothetical (b)	1,000.00	1,020.56	0.48	2.21

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution
At April 30, 2006

This chart shows the percentage breakdown by maturity distribution of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (79.4%)
Automotive (2.9%)
BMW US Capital LLC–144A 4.79%, due 05/17/2006	$3,400	$3,392
Chemicals & Allied Products (3.1%)
Procter & Gamble Co.–144A 4.75%, due 05/02/2006	3,585	3,584
Commercial Banks (24.9%)
Bank of America Corp. 4.95%, due 06/27/2006	4,700	4,662
HBOS Treasury Services 4.77%, due 05/23/2006	2,100	2,093
4.82%, due 06/16/2006	2,400	2,385
4.83%, due 06/16/2006	1,150	1,143
Quebec Province 4.92%, due 07/05/2006	5,600	5,549
Royal Bank of Scotland 4.75%, due 05/02/2006	1,650	1,649
4.75%, due 05/03/2006	1,500	1,499
4.89%, due 06/20/2006	2,400	2,383
UBS Finance Delaware LLC 4.78%, due 05/08/2006	1,900	1,898
4.88%, due 06/09/2006	2,000	1,989
4.93%, due 07/06/2006	1,300	1,288
Wells Fargo & Co. 4.87%, due 05/22/2006	2,300	2,293
Food & Kindred Products (2.2%)
Nestle Capital Corp.–144A 4.74%, due 05/04/2006	1,500	1,499
4.73%, due 05/05/2006	1,000	999
Insurance (0.7%)
Metlife Funding, Inc. 4.62%, due 05/18/2006	850	848
Metal Mining (4.8%)
BHP Billiton Finance USA, Ltd.–144A 4.91%, due 06/07/2006	5,600	5,570
Mortgage Bankers & Brokers (14.5%)
Barclays U.S. Funding Corp. 4.90%, due 07/06/2006	1,500	1,486
4.95%, due 07/11/2006	4,200	4,158
CAFCO LLC-144A 4.72%, due 05/12/2006	2,900	2,895
4.91%, due 06/15/2006	1,900	1,888
Old Line Funding Corp.–144A 4.83%, due 05/15/2006	500	499
4.84%, due 06/01/2006	3,500	3,484
4.90%, due 06/05/2006	1,550	1,542

	Principal	Value
Mortgage Bankers & Brokers (continued)
Ranger Funding Co. LLC–144A 4.76%, due 05/10/2006	$900	$899
Oil & Gas Extraction (2.3%)
Total Capital SA–144A 4.57%, due 05/01/2006	2,700	2,699
Paper & Allied Products (0.8%)
Kimberly-Clark Worldwide–144A 4.89%, due 05/26/2006	900	897
Personal Credit Institutions (22.4%)
American Honda Finance Corp. 4.74%, due 05/09/2006	1,725	1,724
4.75%, due 05/10/2006	3,275	3,270
4.84%, due 06/05/2006	600	597
General Electric Capital Corp. 4.83%, due 05/25/2006	2,200	2,192
4.82%, due 06/02/2006	1,200	1,195
4.90%, due 06/19/2006	1,400	1,390
4.90%, due 07/06/2006	750	743
International Lease Finance Corp. 4.73%, due 05/15/2006	3,150	3,143
4.73%, due 05/16/2006	2,500	2,494
Paccar Financial Corp. 4.78%, due 05/04/2006	1,830	1,829
4.59%, due 05/09/2006	900	899
4.97%, due 07/19/2006	2,700	2,670
Toyota Motor Credit Corp. 4.75%, due 05/11/2006	3,800	3,794
Savings Institutions (0.8%)
Ciesco LLC–144A 4.92%, due 06/13/2006	900	894
Total Commercial Paper (cost: $92,004)		92,004
SHORT-TERM OBLIGATIONS (14.6%)
Computer & Data Processing Services (4.3%)
International Business Machines Corp. 4.88%, due 10/01/2006	5,000	4,993
Department Stores (0.9%)
Wal-Mart Stores, Inc. 5.45%, due 08/01/2006	1,041	1,042
Oil & Gas Extraction (4.9%)
BP Capital Markets PLC 2.35%, due 06/15/2006	5,700	5,683
Personal Credit Institutions (1.6%)
Toyota Motor Credit Corp. 3.00%, due 06/09/2006	1,800	1,797

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Security & Commodity Brokers (2.9%)
Goldman Sachs Group, Inc., Series B 4.87%, due 08/01/2006*	$3,400	$3,401
Total Short-Term Obligations (cost: $16,916)		16,916
CERTIFICATES OF DEPOSIT (6.0%)
Wells Fargo Bank NA 4.89%, due 05/30/2006	2,400	2,400
Toronto Dominion Bank, Ltd. 4.71%, due 05/24/2006	2,900	2,900
4.91%, due 06/29/2006	1,700	1,700
Total Certificates Of Deposit (cost: $7,000)		7,000
Total Investment Securities (cost: $115,920)		$115,920

NOTES TO SCHEDULE OF INVESTMENTS:

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $30,741 or 26.5% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $115,920)	$115,920
Cash	62
Receivables:
Shares of beneficial interest sold	364
Interest	180
Due from investment advisor	9
Other	12
116,547
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	393
Distribution and service fees	53
Transfer agent fees	45
Administration fees	2
Dividends to shareholders	156
Other	47
696
Net Assets	$115,851
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$115,761
Distributable net investment income (loss)	90
Net Assets	$115,851
Net Assets by Class:
Class A	$72,781
Class B	26,439
Class C	11,265
Class I	5,366
Shares Outstanding:
Class A	72,782
Class B	26,438
Class C	11,260
Class I	5,365
Net Asset Value Per Share:
Class A	$1.00
Class B	1.00
Class C	1.00
Class I	1.00

(a)  Class I was offered for investment on November 15, 2005.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$2,932
Expenses:
Management and advisory fees	269
Distribution and service fees:
Class A	140
Class B	141
Class C	65
Transfer agent fees:
Class A	150
Class B	36
Class C	23
Class I	– (b)
Printing and shareholder reports	24
Custody fees	9
Administration fees	13
Legal fees	4
Audit fees	9
Trustees fees	3
Registration fees	47
Other	2
Total expenses	935
Less:
Advisory fee waiver	(21)
Reimbursement of class expenses:
Class A	(174)
Class B	(45)
Class C	(27)
Total advisory fee waivers and reimbursed expenses	(267)
Net expenses	668
Net Investment Income (Loss)	2,264
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,264

(b)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$2,264	$3,878
	2,264	3,878
Distributions to Shareholders:
From net investment income:
Class A	(1,427)	(3,112)
Class B	(413)	(511)
Class C	(189)	(255)
Class I	(235)	–
	(2,264)	(3,878)
Capital Share Transactions:
Proceeds from shares sold:
Class A	39,043	105,852
Class B	5,564	19,649
Class C	4,260	18,006
Class I	76,282	–
	125,149	143,507
Dividends and distributions reinvested:
Class A	1,469	2,933
Class B	381	434
Class C	209	246
Class I	227	–
	2,286	3,613
Cost of shares redeemed:
Class A	(118,627)	(143,409)
Class B	(11,061)	(28,522)
Class C	(9,201)	(24,532)
Class I	(71,144)	–
	(210,033)	(196,463)
Redemption fees:
Class C	1	–
	1	–
Automatic conversions:
Class A	93	117
Class B	(93)	(117)
	–	–
	(82,597)	(49,343)
Net increase (decrease) in net assets	(82,597)	(49,343)
Net Assets:
Beginning of period	198,448	247,791
End of period	$115,851	$198,448
Distributable Net Investment Income (Loss)	$90	$90

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Share Activity:
Shares issued:
Class A	39,043	105,853
Class B	5,564	19,649
Class C	4,259	18,005
Class I	76,282	–
	125,148	143,507
Shares issued-reinvested from distributions:
Class A	1,469	2,932
Class B	381	434
Class C	209	245
Class I	227	–
	2,286	3,611
Shares redeemed:
Class A	(118,627)	(143,409)
Class B	(11,061)	(28,522)
Class C	(9,201)	(24,534)
Class I	(71,144)	–
	(210,033)	(196,465)
Automatic conversions:
Class A	93	117
Class B	(93)	(117)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(78,022)	(34,507)
Class B	(5,209)	(8,556)
Class C	(4,733)	(6,284)
Class I	5,365	–
	(82,599)	(49,347)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Transamerica Money Market

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations				Distributions			Net Asset
	For the Period Ended (c)(f)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$1.00	0.020	$–		0.020	(0.020)	$–	(0.020)	$1.00
	10/31/2005	1.00	0.020	–	(g)	0.020	(0.020)	–	(0.020)	1.00
	10/31/2004	1.00	0.004	–		0.004	(0.004)	–	(0.004)	1.00
	10/31/2003	1.00	0.004	–		0.004	(0.004)	–	(0.004)	1.00
	10/31/2002	1.00	0.008	–		0.008	(0.008)	–	(0.008)	1.00
Class B	4/30/2006	1.00	0.010	–		0.010	(0.010)	–	(0.010)	1.00
	10/31/2005	1.00	0.020	–	(g)	0.020	(0.020)	–	(0.020)	1.00
	10/31/2004	1.00	0.001	–		0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.001	–		0.001	(0.001)	–	(0.001)	1.00
	10/31/2002	1.00	–	–		–	–	–	–	1.00
Class C	4/30/2006	1.00	0.010	–		0.010	(0.010)	–	(0.010)	1.00
	10/31/2005	1.00	0.020	–	(g)	0.020	(0.020)	–	(0.020)	1.00
	10/31/2004	1.00	0.001	–		0.001	(0.001)	–	(0.001)	1.00
	10/31/2003	1.00	0.002	–		0.002	(0.002)	–	(0.002)	1.00
Class I	4/30/2006	1.00	0.020	–		0.020	(0.020)	–	(0.020)	1.00

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average
	Ended (f)	Return (b)	(000's)	Net (d)	Total (e)	Net Assets (a)
Class A	4/30/2006	1.80%	$72,781	0.83%	1.30%	3.57%
	10/31/2005	2.10	150,804	0.83	1.05	2.08
	10/31/2004	0.42	185,311	0.83	1.19	0.45
	10/31/2003	0.39	109,794	0.83	1.22	0.42
	10/31/2002	0.56	131,949	0.83	1.36	0.93
Class B	4/30/2006	1.47	26,439	1.48	1.83	2.93
	10/31/2005	1.60	31,647	1.32	1.79	1.57
	10/31/2004	0.14	40,203	1.10	1.81	0.13
	10/31/2003	0.12	54,324	1.16	1.87	0.08
	10/31/2002	0.28	81,683	1.48	2.01	0.28
Class C	4/30/2006	1.47	11,265	1.48	1.93	2.91
	10/31/2005	1.87	15,997	1.26	1.89	1.61
	10/31/2004	0.14	22,277	0.98	1.96	0.43
	10/31/2003	0.12	3,542	1.04	1.87	0.21
Class I	4/30/2006	1.80	5,366	0.48	0.51	3.60

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(c)  Per share information is calculated based on average number of shares outstanding.

(d)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)  TA IDEX Transamerica Money Market (the "Fund") commenced opeations on March 1, 2002. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

(g)  Rounds to less than $0.01 per share.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Money Market (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For six months ended April 30, 2006, the Fund received $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following rate:

0.40% of ANA

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.48% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$869	10/31/2006

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years. The Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2005-Class A	$334	10/31/2008
Fiscal Year 2005-Class B	101	10/31/2008
Fiscal Year 2005-Class C	66	10/31/2008
Fiscal Year 2004-Class A	47	10/31/2007
Fiscal Year 2004-Class B	145	10/31/2007
Fiscal Year 2004-Class C	71	10/31/2007

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$–
Retained by Underwriter	–
Contingent Deferred Sales Charge	50

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $182 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $12.

NOTE 3.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, capital loss carry forwards and dividends payable.

NOTE 4.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica Money Market

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Money Market (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved acceptable investment performance, noting that the performance of the Fund has been at median relative to its peers over the past one-, two-, and three-year periods although its performance trailed the benchmark index over the past one-, two- and three-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), and other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees). Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, and TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Money Market (continued)

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. Although the investment advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the investment advisory fees already reflect potential economies of scale to some extent by virtue of their competitive levels determined with reference to industry standards as reported by Lipper and the estimated profitability at current or foreseeable asset levels. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes "soft dollar" benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which has resulted, and may continue to result, in TFAI waiving a substantial amount of advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica Small/Mid Cap Value

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,164.70	1.35%	$7.25
Hypothetical (b)	1,000.00	1,018.10	1.35	6.76
Class B
Actual	1,000.00	1,161.20	2.10	11.25
Hypothetical (b)	1,000.00	1,014.38	2.10	10.49
Class C
Actual	1,000.00	1,160.80	2.09	11.20
Hypothetical (b)	1,000.00	1,014.43	2.09	10.44
Class I
Actual	1,000.00	1,155.20	0.87	4.26
Hypothetical (b)	1,000.00	1,018.78	0.87	3.99

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days for Classes A, B and C, and 166 days for Class I), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

1

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (92.8%)
Apparel Products (0.6%)
True Religion Apparel, Inc. ‡†	175,000	$3,404
Automotive (1.5%)
Gencorp, Inc. ‡†	355,900	6,954
National R.V. Holdings, Inc. ‡	272,300	1,650
Chemicals & Allied Products (4.8%)
Olin Corp.	504,900	10,376
PolyOne Corp. ‡	1,265,500	11,238
Terra Nitrogen Co., L.P. †	280,900	5,346
Commercial Banks (4.4%)
Corus Bankshares, Inc. †	160,000	10,710
North Fork Bancorp, Inc.	352,710	10,627
Provident Bankshares Corp.	95,500	3,320
Computer & Data Processing Services (1.7%)
Fair Isaac Corp.	265,000	9,834
SoftBrands, Inc. ‡	2,576	3
Computer & Office Equipment (1.3%)
Hypercom Corp. ‡	804,700	7,307
Construction (5.5%)
Chemed Corp.	240,000	13,078
McDermott International, Inc. ‡	290,000	17,632
Electric Services (1.6%)
CMS Energy Corp. ‡	670,000	8,924
Electric, Gas & Sanitary Services (1.7%)
ALLETE, Inc.	66,666	3,118
Republic Services, Inc.	150,000	6,601
Electronic & Other Electric Equipment (5.6%)
Acuity Brands, Inc.	310,000	12,797
Genlyte Group, Inc. ‡	270,000	18,606
Electronic Components & Accessories (1.3%)
Advanced Energy Industries, Inc. ‡	165,000	2,589
OSI Systems, Inc. ‡†	240,000	4,574
Fabricated Metal Products (0.9%)
Gulf Island Fabrication, Inc.	200,000	4,872
Food & Kindred Products (0.2%)
TreeHouse Foods, Inc. ‡†	48,000	1,258
Gas Production & Distribution (0.7%)
KeySpan Corp.	100,000	4,038
Holding & Other Investment Offices (6.9%)
Annaly Mortgage Management, Inc. REIT †	670,000	9,025
Education Realty Trust, Inc. REIT †	372,100	5,552

	Shares	Value
Holding & Other Investment Offices (continued)
Host Hotels & Resorts, Inc. REIT †	620,000	$13,032
Omega Healthcare Investors, Inc. REIT	875,000	11,191
Industrial Machinery & Equipment (3.6%)
Allis-Chalmers Corp. ‡†	325,000	5,054
EnPro Industries, Inc. ‡†	75,400	2,781
Grant Prideco, Inc. ‡	243,000	12,442
Instruments & Related Products (2.9%)
Analogic Corp.	83,900	5,293
Fisher Scientific International ‡	155,000	10,935
Insurance (6.5%)
AMBAC Financial Group, Inc.	140,000	11,530
HCC Insurance Holdings, Inc. †	382,500	12,810
PartnerRe, Ltd.	160,000	10,008
Triad Guaranty, Inc. ‡†	40,000	2,181
Management Services (2.0%)
FTI Consulting, Inc. ‡†	400,000	11,496
Medical Instruments & Supplies (1.6%)
Orthofix International NV ‡	225,000	9,133
Metal Mining (1.2%)
Western Silver Corp. ‡	238,100	6,741
Oil & Gas Extraction (17.8%)
Bronco Drilling Co., Inc. ‡	275,825	7,450
Chesapeake Energy Corp. †	412,500	13,068
Edge Petroleum Corp. ‡	500,000	11,555
GlobalSantaFe Corp. †	233,000	14,262
Patterson-UTI Energy, Inc.	233,750	7,564
Pioneer Drilling Co. ‡	425,000	6,889
Superior Energy Services, Inc. ‡	855,000	27,488
Todco–Class A ‡	255,150	11,704
Paper & Allied Products (0.3%)
Graphic Packaging Corp. ‡	570,100	1,516
Pharmaceuticals (1.2%)
ARIAD Pharmaceuticals, Inc. ‡	975,500	5,707
NeoPharm, Inc. ‡†	99,300	793
Primary Metal Industries (3.2%)
Aleris International, Inc. ‡	394,827	18,261
Restaurants (0.9%)
O'Charley's, Inc. ‡	300,000	5,085
Retail Trade (2.0%)
Sports Authority, Inc. (The) ‡†	300,000	11,148

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

2

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Savings Institutions (1.3%)
Brookline Bancorp, Inc.	160,000	$2,368
Partners Trust Financial Group, Inc. †	400,000	4,720
Telecommunications (1.6%)
Citizens Communications Co.	700,000	9,296
Water Transportation (6.3%)
Aries Maritime Transport, Ltd. †	1,007,000	13,343
DryShips, Inc. †	280,000	2,657
Genco Shipping & Trading, Ltd. †	499,700	8,625
Omega Navigation Enterprises, Inc.–Class A ‡†	394,700	6,335
StealthGas, Inc.	321,500	4,340
Wholesale Trade Nondurable Goods (1.7%)
Dean Foods Co. ‡	240,000	9,506
Total Common Stocks (cost: $378,957)		521,740
	Principal	Value
SECURITY LENDING COLLATERAL (17.3%)
Debt (16.2%)
Bank Notes (2.0%)
Bank of America 4.81%, due 06/07/2006 * 4.81%, due 08/10/2006 *	$3,185 3,073	$3,185 3,073
Bear Stearns & Co. 5.01%, due 06/06/2006 * 5.01%, due 09/07/2006 *	1,229 3,688	1,229 3,688
Certificates Of Deposit (1.1%)
Halifax Bank of Scotland 4.78%, due 06/06/2006 *	3,074	3,074
Rabobank Nederland 4.87%, due 05/31/2006 *	3,074	3,074
Commercial Paper (0.9%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006	1,844	1,844
Sheffield Receivables Corp.–144A 4.81%, due 05/03/2006	3,069	3,069
Euro Dollar Overnight (2.9%)
Bank of Montreal 4.77%, due 05/02/2006	2,459	2,459
Dexia Group 4.78%, due 05/04/2006	3,074	3,074
Fortis Bank 4.77%, due 05/01/2006	1,229	1,229
Royal Bank of Canada 4.77%, due 05/01/2006	4,303	4,303

	Principal	Value
Euro Dollar Overnight (continued)
Royal Bank of Scotland 4.75%, due 05/03/2006	$3,074	$3,074
Svenska Handlesbanken 4.82%, due 05/01/2006	2,348	2,348
Euro Dollar Terms (4.5%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006	2,459	2,459
Bank of the West 4.94%, due 06/16/2006	2,459	2,459
Barclays 4.79%, due 05/10/2006 4.77%, due 05/16/2006	3,688 1,229	3,688 1,229
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006	1,844	1,844
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006	1,844	1,844
Fortis Bank 4.83%, due 05/08/2006	1,229	1,229
Lloyds TSB Bank 4.81%, due 05/11/2006	1,844	1,844
Royal Bank of Scotland 4.87%, due 05/12/2006	2,459	2,459
Societe Generale 4.79%, due 05/10/2006	3,074	3,074
UBS AG 4.95%, due 06/20/2006	3,074	3,074
Repurchase Agreements (4.8%) ††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $4,176 on 05/01/2006	4,174	4,174
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $9,034 on 05/01/2006	9,030	9,030
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $152 on 05/01/2006	152	152
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $9,224 on 05/01/2006	9,221	9,221
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $4,305 on 05/01/2006	4,303	4,303

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

3

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Investment Companies (1.1%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%	4,917,727	$4,918
Merrimac Cash Fund, Premium Class 1-day yield of 4.61% @	1,308,439	1,308
Total Security Lending Collateral (cost: $97,032)		97,032
Total Investment Securities (cost: $475,989) #		$618,772

NOTES TO SCHEDULE OF INVESTMENTS:

‡  Non-income producing.

†  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $93,273.

*  Floating or variable rate note. Rate is listed as of April 30, 2006.

††  Cash collateral for the Repurchase Agreements, valued at $27,672, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00%–9.05% and 05/02/2006–12/31/2049, respectively.

@  Regulated investment company advised by Investors Bank and Trust Co. ("IBT"). IBT is also the accounting, custody and lending agent for the Fund.

#  Aggregate cost for Federal income tax purposes is $475,490. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $156,746 and $13,464, respectively. Net unrealized appreciation for tax purposes is $143,282.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $3,069 or 0.5% of the net assets of the Fund.

REIT  Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $475,989) (including securities loaned of $93,273)	$618,772
Cash	38,511
Receivables:
Shares of beneficial interest sold	1,736
Interest	115
Dividends	599
Other	14
659,747
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	140
Management and advisory fees	357
Distribution and service fees	78
Transfer agent fees	23
Administration fees	9
Dividends to shareholders	2
Payable for collateral for securities on loan	97,032
Other	69
97,710
Net Assets	$562,037
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$410,403
Distributable net investment income (loss)	1,346
Accumulated net realized gain (loss) from investment securities	7,506
Net unrealized appreciation (depreciation) on investment securities	142,782
Net Assets	$562,037
Net Assets by Class:
Class A	$47,525
Class B	52,698
Class C	27,033
Class I	434,781
Shares Outstanding:
Class A	2,616
Class B	3,001
Class C	1,543
Class I	23,870
Net Asset Value Per Share:
Class A	$18.17
Class B	17.56
Class C	17.52
Class I	18.21
Maximum Offering Price Per Share (a):
Class A	$19.23

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$4,394
Interest	469
Income from loaned securities–net	192
	5,055
Expenses:
Management and advisory fees	2,008
Distribution and service fees:
Class A	125
Class B	250
Class C	116
Transfer agent fees:
Class A	46
Class B	58
Class C	27
Class I	–	(c)
Printing and shareholder reports	18
Custody fees	29
Administration fees	50
Legal fees	12
Audit fees	9
Trustees fees	10
Registration fees	36
Other	5
Total expenses	2,799
Net Investment Income (Loss)	2,256
Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	8,752
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	65,941
Net Realized and Unrealized Gain (Loss) on Investment Securities	74,693
Net Increase (Decrease) in Net Assets Resulting from Operations	$76,949

(b)  Class I was offered for investment on November 15, 2005.

(c)  Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

5

TA IDEX Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,256	$246
Net realized gain (loss) from investment securities	8,752	32,191
Change in unrealized appreciation (depreciation) on investment securities	65,941	45,152
	76,949	77,589
Distributions to Shareholders:
From net investment income:
Class A	(783)	(1,974)
Class B	(86)	–
Class C	(40)	(12)
	(909)	(1,986)
From net realized gains:
Class A	(2,553)	(9,811)
Class B	(3,216)	(1,261)
Class C	(1,477)	(591)
Class I	(24,100)	–
	(31,346)	(11,663)
Capital Share Transactions:
Proceeds from shares sold:
Class A	13,119	23,515
Class B	7,095	10,917
Class C	6,288	8,364
Class I	384,867	–
	411,369	42,796
Dividends and distributions reinvested:
Class A	3,204	11,734
Class B	3,023	1,149
Class C	1,204	542
Class I	24,100	–
	31,531	13,425
Cost of shares redeemed:
Class A	(362,193)	(38,305)
Class B	(7,837)	(12,564)
Class C	(3,931)	(9,922)
Class I	(5,884)	–
	(379,845)	(60,791)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Automatic conversions:
Class A	$140	$231
Class B	(140)	(231)
	–	–
	63,055	(4,570)
Net increase (decrease) in net assets	107,749	59,370
Net Assets:
Beginning of period	454,288	394,918
End of period	$562,037	$454,288
Distributable Net Investment Income (Loss)	$1,346	$(1)
Share Activity:
Shares issued:
Class A	759	1,437
Class B	424	713
Class C	373	527
Class I	22,766	–
	24,322	2,677
Shares issued–reinvested from distributions:
Class A	193	760
Class B	189	77
Class C	76	36
Class I	1,462	–
	1,920	873
Shares redeemed:
Class A	(21,497)	(2,433)
Class B	(467)	(809)
Class C	(237)	(641)
Class I	(358)	–
	(22,559)	(3,883)
Automatic conversions:
Class A	8	15
Class B	(8)	(15)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(20,537)	(221)
Class B	138	(34)
Class C	212	(78)
Class I	23,870	–
	3,683	(333)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

6

TA IDEX Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$16.69	$0.19	$2.44	$2.63	$(0.03)	$(1.12)	$(1.15)	$18.17
	10/31/2005	14.32	0.03	2.85	2.88	(0.09)	(0.42)	(0.51)	16.69
	10/31/2004	12.94	0.04	2.56	2.60	–	(1.22)	(1.22)	14.32
	10/31/2003	9.09	(0.11)	3.96	3.85	–	–	–	12.94
	10/31/2002	10.12	(0.07)	(0.96)	(1.03)	–	–	–	9.09
	10/31/2001	10.00	(0.02)	0.14	0.12	–	–	–	10.12
Class B	4/30/2006	16.21	(0.01)	2.51	2.50	(0.03)	(1.12)	(1.15)	17.56
	10/31/2005	13.97	(0.11)	2.77	2.66	–	(0.42)	(0.42)	16.21
	10/31/2004	12.73	(0.06)	2.52	2.46	–	(1.22)	(1.22)	13.97
	10/31/2003	8.98	(0.17)	3.92	3.75	–	–	–	12.73
	10/31/2002	10.08	(0.19)	(0.91)	(1.10)	–	–	–	8.98
	10/31/2001	10.00	(0.05)	0.13	0.08	–	–	–	10.08
Class C	4/30/2006	16.18	(0.01)	2.50	2.49	(0.03)	(1.12)	(1.15)	17.52
	10/31/2005	13.96	(0.12)	2.77	2.65	(0.01)	(0.42)	(0.43)	16.18
	10/31/2004	12.73	(0.01)	2.46	2.45	–	(1.22)	(1.22)	13.96
	10/31/2003	9.01	(0.18)	3.90	3.72	–	–	–	12.73
Class I	4/30/2006	16.84	0.07	2.42	2.49	–	(1.12)	(1.12)	18.21

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	16.47%	$47,525	1.35%	1.35%	2.27%	10%
	10/31/2005	20.41	386,346	1.24	1.24	0.20	42
	10/31/2004	20.61	334,763	1.32	1.32	0.31	81
	10/31/2003	42.35	149,557	1.73	1.73	(1.04)	55
	10/31/2002	(10.18)	45,500	1.85	1.98	(0.88)	22
	10/31/2001	1.20	6,536	1.85	3.56	(0.32)	8
Class B	4/30/2006	16.12	52,698	2.10	2.10	(0.08)	10
	10/31/2005	19.30	46,410	2.14	2.14	(0.70)	42
	10/31/2004	19.85	40,477	1.97	1.97	(0.43)	81
	10/31/2003	41.76	33,196	2.38	2.38	(1.69)	55
	10/31/2002	(10.91)	24,391	2.50	2.63	(1.53)	22
	10/31/2001	0.80	7,604	2.50	4.21	(0.97)	8
Class C	4/30/2006	16.08	27,033	2.09	2.09	(0.08)	10
	10/31/2005	19.22	21,532	2.20	2.20	(0.76)	42
	10/31/2004	19.78	19,678	2.07	2.07	(0.02)	81
	10/31/2003	41.29	1,995	2.38	2.38	(1.69)	55
Class I	4/30/2006	15.52	434,781	0.87	0.87	0.82	10

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

7

TA IDEX Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS (continued)
(unaudited)
NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  TA IDEX Transamerica Small/Mid Cap Value ("the Fund") commenced operations on April 2, 2001. The inception dates for the Fund's offering of share classes were as follows:

Class C was November 11, 2002.
Class I was November 15, 2005.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Small/Mid Cap Value (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through its custodian, IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $29 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to qualified borrowers, with IBT acting as the Fund's lending agent. The Fund earns negotiated lenders' fees. The Fund receives cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Fund monitors the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees, in the amount of $82, earned by IBT for its services.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

The following schedule reflects the percentage of Fund assets owned by affiliated investment companies at April 30, 2006:

	Net Assets	% of Net Assets
TA IDEX Asset Allocation– Conservative Portfolio	$18,821	3.35%
TA IDEX Asset Allocation– Growth Portfolio	140,250	24.95%
TA IDEX Asset Allocation– Moderate Portfolio	96,730	17.21%
TA IDEX Asset Allocation– Moderate Growth Portfolio	179,101	31.87%
Total	$434,902	77.38%

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.80% of the first $500 million of ANA
0.75% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$148
Retained by Underwriter	22
Contingent Deferred Sales Charge	43

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $126 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $14.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$62,877
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term	48,796
U.S. Government	–

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and distribution reclassifications.

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica Small/Mid Cap Value

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Small/Mid Cap Value (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process, the professional qualifications and experience of the Sub-Adviser's portfolio management team, and the Fund's investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Board favorably noted the Fund's competitive performance compared to its peers and benchmark. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved superior investment performance, noting that the performance of the Fund has been above median relative to its peers over the past one-, two- and three-year periods, and superior to the benchmark index over the past one-, two- and three-year periods (although some of the prior performance was attributable, in part, to another sub-advisor). On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica Small/Mid Cap Value (continued)

the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

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Semi-Annual Report 2006

13

TA IDEX Transamerica Value Balanced

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 1, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares.

Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period (a)
Class A
Actual	$1,000.00	$1,083.20	1.55%	$8.01
Hypothetical (b)	1,000.00	1,017.11	1.55	7.75
Class B
Actual	1,000.00	1,080.10	2.20	11.35
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99
Class C
Actual	1,000.00	1,080.30	2.20	11.35
Hypothetical (b)	1,000.00	1,013.88	2.20	10.99

(a)  Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At April 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS l
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.5%)
U.S. Treasury Bond
8.00%, due 11/15/2021	$65	$83
5.38%, due 02/15/2031	210	213
U.S. Treasury Note 4.50%, due 11/15/2010 4.75%, due 03/31/2011 4.50%, due 11/15/2015 4.50%, due 02/15/2016	430 1,063 1,218 760	423 1,054 1,166 727
Total U.S. Government Obligations (cost: $3,759)		3,666
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.7%)
Fannie Mae 5.50%, due 05/01/2035 5.50%, due 05/01/2035 5.00%, due 07/01/2035	656 647 672	637 629 636
Fannie Mae-Conventional Pool 5.00%, due 05/01/2018 5.50%, due 07/01/2019 5.50%, due 07/01/2019 6.00%, due 04/01/2033 6.00%, due 10/01/2034	131 121 623 334 186	127 121 619 334 185
Freddie Mac-Gold Pool 5.00%, due 04/01/2018 5.50%, due 09/01/2018 5.50%, due 11/01/2018 6.00%, due 12/01/2033 5.50%, due 02/01/2035 5.50%, due 06/01/2035 5.00%, due 07/01/2035	241 77 151 401 550 570 250	235 76 150 400 535 554 237
Ginnie Mae-FHA/VA Pool 6.50%, due 10/15/2027 6.00%, due 06/15/2034	89 225	92 226
Total U.S. Government Agency Obligations (cost: $6,012)		5,793
ASSET-BACKED SECURITIES (0.8%)
Harley-Davidson Motorcycle Trust, Series 2005-4, Class A1 4.78%, due 11/15/2010	159	158
USAA Auto Owner Trust, Series 2005-3, Class A2 4.52%, due 06/16/2008	373	372
Total Asset-Backed Securities (cost: $532)		530
CORPORATE DEBT SECURITIES (11.0%)
Agriculture (0.3%)
Dole Food Co., Inc. 8.63%, due 05/01/2009	100	99

	Principal	Value
Agriculture (continued)
Michael Foods, Inc. 8.00%, due 11/15/2013	$90	$90
Air Transportation (0.3%)
FedEx Corp., Note 9.65%, due 06/15/2012	150	179
Amusement & Recreation Services (0.3%)
Harrah's Operating Co., Inc. 5.50%, due 07/01/2010	175	173
Beverages (0.1%)
Cia Brasileira de Bebidas 8.75%, due 09/15/2013	85	97
Business Credit Institutions (0.8%)
Pemex Finance, Ltd. 9.03%, due 02/15/2011	250	270
Textron Financial Corp. 2.69%, due 10/03/2006	250	247
Business Services (0.1%)
Hertz Corp.–144A 8.88%, due 01/01/2014	100	106
Chemicals & Allied Products (0.7%)
IMC Global, Inc. 10.88%, due 06/01/2008	75	81
Monsanto Co. 5.50%, due 07/30/2035	100	88
Nalco Co. 7.75%, due 11/15/2011	50	50
Potash Corp. of Saskatchewan 7.13%, due 06/15/2007	235	239
Commercial Banks (0.5%)
Shinsei Finance Cayman, Ltd.–144A 6.42%, due 07/20/2016 (a)(b)	240	233
Wachovia Capital Trust III 5.80%, due 03/15/2011 (a)(b)	75	74
Communication (0.1%)
Comcast Corp. 7.05%, due 03/15/2033	95	97
Department Stores (0.1%)
Neiman-Marcus Group, Inc.–144A 9.00%, due 10/15/2015	100	106
Electric Services (0.5%)
DPL, Inc. 8.25%, due 03/01/2007	112	114

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

2

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Electric Services (continued)
PSEG Funding Trust 5.38%, due 11/16/2007	$250	$249
Food & Kindred Products (0.7%)
Archer-Daniels-Midland Co. 5.38%, due 09/15/2035	100	88
Bunge Ltd Finance Corp. 4.38%, due 12/15/2008	270	262
Tyson Foods, Inc. 6.60%, due 04/01/2016	95	93
Food Stores (0.1%)
Stater Brothers Holdings, Inc. 8.13%, due 06/15/2012	100	100
Holding & Other Investment Offices (0.9%)
Hutchison Whampoa International, Ltd.–144A 7.45%, due 11/24/2033	80	86
iStar Financial, Inc. REIT 4.88%, due 01/15/2009	375	367
Plum Creek Timberlands, LP 5.88%, due 11/15/2015	130	126
Hotels & Other Lodging Places (0.2%)
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, due 05/01/2007	100	102
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.63%, due 12/01/2014	55	53
Industrial Machinery & Equipment (0.1%)
Cummins, Inc. 7.13%, due 03/01/2028	45	45
Metal Mining (0.4%)
Phelps Dodge Corp. 9.50%, due 06/01/2031	137	174
Teck Cominco, Ltd. 6.13%, due 10/01/2035	90	83
Mortgage Bankers & Brokers (0.4%)
Glencore Funding LLC–144A 6.00%, due 04/15/2014	62	58
ILFC E-Capital Trust II–144A 6.25%, due 12/21/2065 (a)	105	101
Kinder Morgan Finance Co., ULC 6.40%, due 01/05/2036	95	91
Motion Pictures (0.2%)
Time Warner, Inc. 9.13%, due 01/15/2013	125	144

	Principal	Value
Oil & Gas Extraction (0.3%)
Husky Oil, Ltd. 8.90%, due 08/15/2028 (a)	$100	$106
Nexen, Inc. 5.88%, due 03/10/2035	100	91
Petroleum Refining (0.1%)
Valero Energy Corp. 7.50%, due 04/15/2032	80	90
Primary Metal Industries (0.1%)
Noranda, Inc. 6.00%, due 10/15/2015	63	61
Printing & Publishing (0.6%)
Media General, Inc. 6.95%, due 09/01/2006	320	321
News America Holdings, Inc. 7.75%, due 12/01/2045	65	70
Radio & Television Broadcasting (0.4%)
Chancellor Media Corp. 8.00%, due 11/01/2008	100	105
Univision Communications, Inc. 7.85%, due 07/15/2011	160	167
Real Estate (0.4%)
Colonial Realty, LP 7.00%, due 07/14/2007	244	247
Security & Commodity Brokers (1.2%)
BNP U.S. Funding LLC–144A 7.74%, due 12/05/2007 (a)(b)	250	258
Credit Suisse First Boston (London), Inc.–144A 7.90%, due 05/01/2007 (a)(b)	125	128
E*Trade Financial Corp. 8.00%, due 06/15/2011	50	52
Nuveen Investments, Inc. 5.00%, due 09/15/2010	375	361
Telecommunications (0.3%)
Sprint Capital Corp. 8.75%, due 03/15/2032	75	93
Verizon Global Funding Corp. 7.75%, due 12/01/2030	90	99
Water Transportation (0.8%)
Carnival Corp. 3.75%, due 11/15/2007	380	370
Royal Caribbean Cruises, Ltd. 8.75%, due 02/02/2011	135	149
Total Corporate Debt Securities (cost: $7,550)		7,333

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

3

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (72.8%)
Amusement & Recreation Services (2.2%)
Disney (Walt) Co. (The)	52,200	$1,459
Business Credit Institutions (0.3%)
Fannie Mae	4,500	228
Chemicals & Allied Products (1.7%)
Colgate-Palmolive Co.	7,000	414
Praxair, Inc.	13,000	730
Commercial Banks (7.9%)
Bank of America Corp.	31,256	1,560
Citigroup, Inc.	32,540	1,625
PNC Financial Services Group, Inc.	10,000	715
Wachovia Corp.	16,700	999
Wells Fargo & Co.	5,000	343
Computer & Data Processing Services (5.4%)
Microsoft Corp.	150,000	3,622
Electric Services (0.3%)
Dominion Resources, Inc.	3,000	225
Electronic & Other Electric Equipment (2.2%)
Cooper Industries, Ltd.–Class A	2,500	229
General Electric Co.	35,500	1,228
Food & Kindred Products (4.6%)
Altria Group, Inc.	30,400	2,224
HJ Heinz Co.	10,000	415
Sara Lee Corp.	23,000	411
Gas Production & Distribution (2.4%)
KeySpan Corp.	40,000	1,615
Holding & Other Investment Offices (2.7%)
Plum Creek Timber Co., Inc.	23,000	835
Rayonier, Inc.	24,000	988
Life Insurance (0.8%)
Genworth Financial, Inc.–Class A	17,000	564
Lumber & Wood Products (0.7%)
Louisiana-Pacific Corp.	17,000	469
Motion Pictures (4.8%)
Time Warner, Inc.	183,000	3,184
Oil & Gas Extraction (4.9%)
Anadarko Petroleum Corp.	7,000	734
Chesapeake Energy Corp.	7,500	238
EOG Resources, Inc.	7,000	492
Schlumberger, Ltd.	26,000	1,798

	Shares	Value
Paper & Allied Products (0.4%)
Kimberly-Clark Corp.	5,000	$293
Petroleum Refining (6.8%)
BP PLC, ADR	25,050	1,847
Exxon Mobil Corp.	14,000	883
Marathon Oil Corp.	13,750	1,091
Murphy Oil Corp.	14,000	703
Pharmaceuticals (8.4%)
Bristol-Myers Squibb Co.	85,000	2,157
Merck & Co., Inc.	79,500	2,736
Schering-Plough Corp.	35,000	676
Railroads (1.4%)
Union Pacific Corp.	10,000	912
Savings Institutions (3.4%)
Washington Mutual, Inc.	49,890	2,248
Security & Commodity Brokers (7.0%)
AllianceBernstein Holding, LP	45,000	2,900
Jefferies Group, Inc.	9,500	631
Raymond James Financial, Inc.	21,450	651
T. Rowe Price Group, Inc.	5,800	488
Telecommunications (3.0%)
Sprint Nextel Corp.	81,600	2,024
Tobacco Products (1.5%)
Loews Corp.–Carolina Group	20,000	1,025
Total Common Stocks (cost: $38,167)		48,609
Total Investment Securities (cost: $56,020)		$65,931
	Contractst	Value
WRITTEN OPTIONS (-1.2%)
Covered Call Options (-0.9%)
Alliancebernstein Call Strike $75.00 Expires 10/21/2006	125	$(5)
Eog Resources Inc. Call Strike $80.00 Expires 10/21/2006	30	(16)
HJ Heinz Co. Call Strike $40.00 Expires 01/20/2007	100	(35)
Jefferies Group Inc. Call Strike $70.00 Expires 07/22/2006	45	(11)
Loews Corp.–Carolina Group Call Strike $50.00 Expires 06/17/2006	40	(11)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

4

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Contractst	Value
Covered Call Options (continued)
Louisiana-Pacific Corp.	80	$(1)
Call Strike $30.00
Expires 05/20/2006
Lousiana-Pacific Corp. Call Strike $30.00 Expires 08/19/2006	90	(7)
Merck & Co., Inc. Call Strike $37.50 Expires 10/21/2006	305	(21)
PNC Financial Service Group Call Strike $75.00 Expires 08/19/2006	40	(6)
PNC Financial Services Group Call Strike $80.00 Expires 01/20/2007	40	(6)
Praxair Inc. Call Strike $60.00 Expires 10/21/2006	70	(12)
Schering-Plough Corp. Call Strike $20.00 Expires 08/19/2006	350	(25)
Schlumberger Call Strike $55.00 Expires 05/20/2006	260	(373)
Sprint Nextel Corp. Call Strike $27.50 Expires 11/18/2006	410	(29)
Union Pacific Corp. Call Strike $95.00 Expires 08/19/2006	50	(17)
Put Options (-0.3%)
American International Group, Inc. Put Strike $65.00 Expires 08/19/2006	130	(25)
American International Group, Inc. Put Strike $55.00 Expires 01/19/2008	190	(36)
Chesapeake Energy Corp. Put Strike $27.50 Expires 07/22/2006	313	(17)
Cia Vale Do Rio Doce Put Strike $35.00 Expires 01/20/2007	170	(7)
Colgate-Palmolive Co. Put Strike $55.00 Expires 11/18/2006	70	(7)

	Contractst	Value
Put Options (continued)
Colgate-Palmolive Co.	70	$(3)
Put Strike $50.00
Expires 01/20/2007
Dominion Resources Put Strike $70.00 Expires 01/20/2007	60	(15)
Duke Emergy Corp. Put Strike $27.50 Expires 01/20/2007	20	(2)
Duke Energy Corp. Put Strike $25.00 Expires 01/20/2007	35	(2)
Fannie Mae Put Strike $45.00 Expires 01/20/2007	170	(32)
General Electric Put Strike $32.50 Expires 01/20/2007	100	(8)
Kimberly-Clark Corp. Put Strike $55.00 Expires 10/21/2006	100	(10)
Kimberly-Clark Corp. Put Strike $55.00 Expires 01/20/2007	50	(7)
Morgan Stanley Put Strike $50.00 Expires 10/21/2006	186	(5)
Pfizer, Inc. Put Strike $20.00 Expires 01/19/2008	313	(26)
Schering-Plough Corp. Put Strike $15.00 Expires 01/20/2007	500	(10)
Washington Mutual Inc. Put Strike $40.00 Expires 01/20/2007	80	(8)
Total Written Options (premiums: $532)		(795)

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

5

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

l  Substantially all of the Fund's securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

(a)  Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of April 30, 2006.

(b)  The security has a perpetual maturity. The date shown is the next call date.

t  Contract amounts are not in thousands.

#  Aggregate cost for Federal income tax purposes is $56,236. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,127 and $1,432, respectively. Net unrealized appreciation for tax purposes is $9,695.

DEFINITIONS:

144A  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $1,076 or 1.6% of the net assets of the Fund.

ADR  American Depositary Receipt

FHA  Federal Housing Administration

REIT  Real Estate Investment Trust

VA  Veterans Affairs

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

6

TA IDEX Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $56,020)	$65,931
Cash	1,336
Receivables:
Shares of beneficial interest sold	11
Interest	226
Dividends	88
Receivable from premiums on written options	120
Other	15
67,727
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	78
Management and advisory fees	42
Distribution and service fees	38
Transfer agent fees	33
Administration fees	1
Written options (premiums $532)	795
Other	24
1,011
Net Assets	$66,716
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$58,310
Distributable net investment income (loss)	66
Accumulated net realized gain (loss) from investment securities and written options	(1,307)
Net unrealized appreciation (depreciation) on:
Investment securities	9,910
Written option contracts	(263)
Net Assets	$66,716
Net Assets by Class:
Class A	$32,293
Class B	22,725
Class C	11,698
Shares Outstanding:
Class A	2,553
Class B	1,802
Class C	928
Net Asset Value Per Share:
Class A	$12.65
Class B	12.61
Class C	12.60
Maximum Offering Price Per Share (a):
Class A	$13.39

(a)  Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (b)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	$696
Interest	504
1,200
Expenses:
Management and advisory fees	255
Distribution and service fees:
Class A	57
Class B	118
Class C	59
Transfer agent fees:
Class A	54
Class B	43
Class C	16
Printing and shareholder reports	17
Custody fees	10
Administration fees	7
Legal fees	2
Audit fees	9
Trustees fees	1
Registration fees	14
Other	1
Total expenses	663
Less:
Reimbursement of class expenses:
Class A	(11)
Class B	(11)
Total reimbursed expenses	(22)
Net expenses	641
Net Investment Income (Loss)	559
Net Realized Gain (Loss) from:
Investment securities	1,255
Written option contracts	343
1,598
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	3,499
Written option contracts	(245)
3,254
Net Realized and Unrealized Gain (Loss) on Investment Securities and Written Options	4,852
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,411

(b)  Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

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Semi-Annual Report 2006

7

TA IDEX Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS
For the period or year ended
(all amounts in thousands)

	April 30, 2006 (unaudited) (a)	October 31, 2005
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$559	$1,287
Net realized gain (loss) from investment securities and written options	1,598	2,362
Change in unrealized appreciation (depreciation) on investment securities and written options	3,254	1,991
	5,411	5,640
Distributions to Shareholders:
From net investment income:
Class A	(283)	(738)
Class B	(129)	(383)
Class C	(69)	(199)
	(481)	(1,320)
From net realized gains:
Class A	(474)	(2,499)
Class B	(346)	(1,957)
Class C	(175)	(975)
	(995)	(5,431)
Capital Share Transactions:
Proceeds from shares sold:
Class A	1,078	2,804
Class B	596	1,800
Class C	513	820
	2,187	5,424
Dividends and distributions reinvested:
Class A	741	3,170
Class B	455	2,252
Class C	235	1,130
	1,431	6,552
Cost of shares redeemed:
Class A	(4,896)	(11,118)
Class B	(3,214)	(7,807)
Class C	(1,659)	(4,095)
	(9,769)	(23,020)

(a)  Class I was offered for investment on November 15, 2005.

	April 30, 2006 (unaudited) (a)	October 31, 2005
Automatic conversions:
Class A	$556	$1,188
Class B	(556)	(1,188)
	–	–
	(6,151)	(11,044)
Net increase (decrease) in net assets	(2,216)	(12,155)
Net Assets:
Beginning of period	68,932	81,087
End of period	$66,716	$68,932
Distributable Net Investment Income (Loss)	$66	$(12)
Share Activity:
Shares issued:
Class A	86	236
Class B	48	152
Class C	42	69
	176	457
Shares issued-reinvested from distributions:
Class A	60	267
Class B	37	191
Class C	19	96
	116	554
Shares redeemed:
Class A	(395)	(934)
Class B	(259)	(658)
Class C	(134)	(347)
	(788)	(1,939)
Automatic conversions:
Class A	45	100
Class B	(45)	(100)
	–	–
Net increase (decrease) in shares outstanding:
Class A	(204)	(331)
Class B	(219)	(415)
Class C	(73)	(182)
	(496)	(928)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

8

TA IDEX Transamerica Value Balanced

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2006)

		For a share of beneficial interest outstanding throughout each period
		Net Asset	Investment Operations			Distributions			Net Asset
	For the Period Ended (d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
Class A	4/30/2006	$11.95	$0.12	$0.87	$0.99	$(0.11)	$(0.18)	$(0.29)	$12.65
	10/31/2005	12.11	0.24	0.69	0.93	(0.25)	(0.84)	(1.09)	11.95
	10/31/2004	11.49	0.18	0.61	0.79	(0.17)	–	(0.17)	12.11
	10/31/2003	9.69	0.18	1.83	2.01	(0.21)	–	(0.21)	11.49
	10/31/2002	11.67	0.18	(1.65)	(1.47)	(0.16)	(0.35)	(0.51)	9.69
	10/31/2001	12.75	0.26	(0.51)	(0.25)	(0.26)	(0.57)	(0.83)	11.67
Class B	4/30/2006	11.91	0.08	0.87	0.95	(0.07)	(0.18)	(0.25)	12.61
	10/31/2005	12.07	0.17	0.68	0.85	(0.17)	(0.84)	(1.01)	11.91
	10/31/2004	11.46	0.10	0.61	0.71	(0.10)	–	(0.10)	12.07
	10/31/2003	9.69	0.11	1.80	1.91	(0.14)	–	(0.14)	11.46
	10/31/2002	11.66	0.11	(1.65)	(1.54)	(0.08)	(0.35)	(0.43)	9.69
	10/31/2001	12.74	0.18	(0.50)	(0.32)	(0.19)	(0.57)	(0.76)	11.66
Class C	4/30/2006	11.91	0.08	0.86	0.94	(0.07)	(0.18)	(0.25)	12.60
	10/31/2005	12.07	0.17	0.69	0.86	(0.18)	(0.84)	(1.02)	11.91
	10/31/2004	11.46	0.11	0.60	0.71	(0.10)	–	(0.10)	12.07
	10/31/2003	9.71	0.12	1.77	1.89	(0.14)	–	(0.14)	11.46

			Ratios/Supplemental Data
	For the Period	Total	Net Assets, End of Period	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average	Portfolio Turnover
	Ended (g)	Return (c)	(000's)	Net (e)	Total (f)	Net Assets (a)	Rate (b)
Class A	4/30/2006	8.32%	$32,293	1.55%	1.62%	1.98%	21%
	10/31/2005	7.79	32,934	1.55	1.59	2.03	57
	10/31/2004	6.99	37,393	1.55	1.63	1.50	122
	10/31/2003	21.04	11,832	1.55	2.20	1.75	50
	10/31/2002	(13.20)	11,020	1.55	1.89	1.56	82
	10/31/2001	(2.13)	13,880	1.55	1.95	2.04	50
Class B	4/30/2006	8.01	22,725	2.20	2.30	1.33	21
	10/31/2005	7.13	24,072	2.20	2.27	1.39	57
	10/31/2004	6.23	29,409	2.20	2.30	0.81	122
	10/31/2003	19.98	13,744	2.20	2.85	1.10	50
	10/31/2002	(13.72)	12,038	2.20	2.54	0.91	82
	10/31/2001	(2.74)	16,180	2.20	2.60	1.39	50
Class C	4/30/2006	8.03	11,698	2.20	2.20	1.33	21
	10/31/2005	7.18	11,926	2.16	2.16	1.43	57
	10/31/2004	6.31	14,285	2.20	2.39	0.78	122
	10/31/2003	19.73	530	2.20	2.86	1.10	50

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Annualized.

(b)  Not annualized.

(c)  Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)  Per share information is calculated based on average number of shares outstanding.

(e)  Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)  Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)  The inception date for the Fund's offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

9

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In the normal course of business, TA IDEX Transamerica Value Balanced (the "Fund") enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

This report should be read in conjunction with the current Fund prospectus, which contains more complete information about the Fund.

In preparing the Fund's financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP"), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Multiple class operations, income and expenses: The Fund currently offers four classes of shares, Class A, Class B, Class C, and Class I, each with a public offering price that reflects different sales charges, if any, and expense levels. Class I shares commenced operations on November 15, 2005. Class I is only available for investment to certain affiliated asset allocation funds. Class I is currently un-invested. Class B shares will convert to Class A shares eight years after purchase. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Fund values its investments at the close of the New York Stock Exchange ("NYSE"), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Fund's Administrative Valuation Committee, under the supervision of the Board's Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006, of $5 are included in net realized gains in the Statement of Operations.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

10

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1.–(continued)

options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2006 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance October 31, 2005	$442	2,716
Sales	580	4,872
Closing Buys	(33)	(130)
Expirations	(343)	(2,191)
Exercised	(114)	(675)
Balance at April 30, 2006	$532	4,592

*  Contracts not in thousands

Redemption fees: A short-term trading redemption fee may be assessed on any Fund shares in a fund account that are sold during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the six months ended April 30, 2006, the Fund received less than $1 in redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. ("TFAI") is the Fund's investment adviser. Transamerica Fund Services, Inc. ("TFS") is the Fund's administrator and transfer agent. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Certain officers and trustees of the Fund are also officers and/or directors of TFAI, TFS and AFSG.

Investment advisory fees: The Fund pays management fees to TFAI based on average daily net assets ("ANA") at the following breakpoints:

0.75% of the first $500 million of ANA
0.65% of the next $500 million of ANA
0.60% of ANA over $1 billion

TFAI has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class I	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the six months ended April 30, 2006, the underwriter commissions were as follows:

Received by Underwriter	$17
Retained by Underwriter	3
Contingent Deferred Sales Charge	17

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transfer agent fees: The Fund pays TFS an annual per-account charge for each open and closed account. The Fund paid TFS $108 for the six months ended April 30, 2006.

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan maintained by Transamerica IDEX Mutual Funds (the "Plan"). Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

11

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 2.–(continued)

deferred fee amounts be determined based on a deemed investment in any series of Transamerica IDEX Mutual Funds, including the Fund. The right of a participant to receive a distribution from the Plan of the deferred fees is an unsecured claim against the general assets of all series of Transamerica IDEX Mutual Funds. The pro rata liability to the Fund of all deferred fees in the Plan amounted, as of April 30, 2006, to $15.

NOTE 3.  INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended April 30, 2006 were as follows:

Purchases of securities:
Long-Term	$5,511
U.S. Government	8,101
Proceeds from maturities and sales of securities:
Long-Term	11,173
U.S. Government	7,507

NOTE 4.  FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, excess distributions and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$2,658	October 31, 2010

NOTE 5.  REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Fund's investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Fund currently believes that the likelihood that any such action will have a material adverse impact on it is remote. It is important to note that the Fund is not aware of any allegation of wrongdoing against it and its Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Fund, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Fund and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Fund, will bear the costs regarding these regulatory matters.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

12

TA IDEX Transamerica Value Balanced

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS – REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds ("TA IDEX") held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Transamerica Value Balanced (the "Fund") and Transamerica Fund Advisors, Inc. ("TFAI"), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the "Sub-Adviser"), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. ("Lipper"), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI's and the Sub-Adviser's management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI's senior management, the financial resources of TFAI and the Sub-Adviser, TFAI's management oversight process and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs, and that TFAI's and the Sub-Adviser's obligations will remain substantially the same.

The investment performance of the Fund. The Board examined both the short-term and longer-term performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for various trailing periods ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser had generally achieved competitive investment performance, noting that although the performance of the Fund has been at median relative to its peers over the past one- and two-year periods, its performance has been above median relative to its peers over the past three- and five-year periods, and superior or competitive to the benchmark index over the past one-, two-, three- and five-year periods. On the basis of the Trustees' assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI's and the Sub-Adviser's performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI's costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund's management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees were higher than many peer funds, although the overall expense ratio of the Fund generally was consistent with industry averages. In addition, on the basis of the Board's review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI's audited financial statements), TFAI's estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI's and its affiliates' service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI's and the Sub-Adviser's

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

13

TA IDEX Transamerica Value Balanced (continued)

profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI's pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including "soft dollar" benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize "soft dollar" benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of "soft-dollar" arrangements the Sub-Adviser may engage in with respect to the Fund's brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund's overall operating expenses, and the necessity of the services for the Fund's operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI's expense limitation and fee waiver arrangement with the Fund, which has resulted, and may continue to result, in TFAI waiving advisory fees for the benefit of shareholders.

Transamerica IDEX Mutual Funds

Semi-Annual Report 2006

14

Class I Funds

Semi-Annual Report

April 30, 2006

TA IDEX AllianceBernstein International Value

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at December 6, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,191.60	1.01%	$4.40
Hypothetical(b)	1,000.00	1,015.85	1.01%	4.04

(a)   Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (145 days), and divided by the number of days in the year (365 days).

(b)   5% return per year before expenses.

TA IDEX AllianceBernstein International Value

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Europe	61.8%
North America	4.5%
Other	0.5%
Pacific Rim	33.2%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (95.7%)
Australia (0.7%)
Macquarie Airports		601,300	1,496
Austria (1.5%)
OMV AG		22,900	1,590
Voestalpine AG		12,200	1,778
Belgium (0.8%)
KBC Groupe	(a)	15,400	1,784
Bermuda (0.5%)
Kerry Properties, Ltd.		148,500	526
Orient Overseas International, Ltd.		126,000	474
Canada (3.6%)
Celestica, Inc.	‡	1,600	18
Husky Energy, Inc.		22,800	1,339
ING Canada, Inc.		8,400	451
IPSCO, Inc.		15,400	1,586
Metro, Inc.-Class A		45,600	1,329
Nexen, Inc.		23,900	1,393
Teck CominCo, Ltd.-Class B		23,400	1,610
Finland (0.7%)
Sampo Oyj		71,900	1,482
France (11.7%)
Assurances Generales de France		22,200	2,802
BNP Paribas		22,100	2,085
BNP Paribas Rights		620	56
Cap Gemini SA	‡	17,400	930
Credit Agricole SA		58,060	2,336
Michelin (C.G.D.E.)-Class B		18,800	1,355
Renault SA		41,600	4,821
Sanofi-Aventis		35,600	3,352
Societe Generale-Class A		20,200	3,081
Total SA		16,100	4,445
Germany (8.6%)
Allianz AG		11,200	1,872
Continental AG		31,300	3,721
E.ON AG	‡	24,500	2,979
Epcos AG	‡	30,200	406
Fresenius Medical Care AG		6,500	779
Man AG		32,400	2,452
Muenchener Rueckversicherungs AG		21,600	3,056
RWE AG	†	27,350	2,367
TUI AG		52,300	1,112
Hong Kong (0.3%)
Sino Land Co.		350,400	583
Italy (2.9%)
Banco Popolare di Verona e Novara SCRL		47,900	1,346
Buzzi Unicem SpA		50,500	1,291
ENI-Ente Nazionale Idrocarburi SpA		111,100	3,390
Recordati SpA		25,100	195
Japan (29.2%)
Canon, Inc.		48,800	3,722
Cosmo Oil Co., Ltd.		84,000	482
East Japan Railway Co.		263	2,047
EDION Corp.		69,500	1,677
Hitachi, Ltd.		146,000	1,083
Honda Motor Co., Ltd.		24,300	1,721
Isuzu Motors, Ltd.		395,000	1,422
Itochu Corp.		198,000	1,793
Japan Tobacco, Inc.		755	3,028
JFE Holdings, Inc.		82,600	3,197
Kobe Steel, Ltd.		387,000	1,311
Kyocera Corp.		15,000	1,396
Leopalace21 Corp.		36,300	1,411

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Mitsubishi Corp.		83,200	2,007
Mitsubishi Tokyo Financial Group, Inc.		224	3,511
Mitsui & Co., Ltd.		131,000	1,974
Mitsui Chemicals, Inc.		228,000	1,645
Mitsui O.S.K. Lines, Ltd.		320,000	2,284
Nippon Mining Holdings, Inc.		156,500	1,443
Nippon Telegraph & Telephone Corp.		433	1,934
Nissan Motor Co., Ltd.		164,100	2,151
Oki Electric Industry Co., Ltd.		309,000	952
ORIX Corp.	(a)	11,960	3,582
Rengo Co., Ltd.		69,000	543
Sega Sammy Holdings, Inc.		29,500	1,173
Sumitomo Heavy Industries, Ltd.		199,000	2,091
Sumitomo Metal Industries, Ltd.		279,000	1,173
Sumitomo Mitsui Financial Group, Inc.		348	3,809
Tokyo Electric Power Co. (The), Inc.		82,900	2,123
Tokyo Gas Co., Ltd.		297,000	1,433
Toyota Motor Corp.		87,600	5,109
Luxembourg (1.2%)
Arcelor		34,200	1,404
SES GLOBAL		74,000	1,211
Netherlands (7.1%)
ABN AMRO Holding NV		76,900	2,295
European Aeronautic Defense and Space Co.		54,450	2,145
ING Groep NV		130,100	5,287
Koninklijke Philips Electronics NV		50,590	1,743
Royal Dutch Shell PLC -Class A		75,600	2,588
Royal KPN NV		107,100	1,256
Singapore (2.0%)
Flextronics International, Ltd.	‡	143,500	1,630
Neptune Orient Lines, Ltd.		212,000	306
Singapore Telecommunications, Ltd.		1,403,000	2,422
Spain (1.4%)
Altadis SA		4,400	208
Repsol YPF SA		94,400	2,816
Switzerland (3.1%)
Credit Suisse Group		55,100	3,451
Novartis AG		14,240	815
Xstrata PLC		70,370	2,538
United Kingdom (20.4%)
AstraZeneca PLC		60,000	3,304
Aviva PLC		206,800	3,011
BAE Systems PLC		301,600	2,289
Barclays PLC		277,800	3,459
BHP Billiton PLC		112,500	2,309
BP PLC		204,700	2,517
British American Tobacco PLC		147,400	3,756
Corus Group PLC		726,300	1,116
Greene King PLC		60,200	795
HBOS PLC		174,930	3,060
International Power PLC	‡	292,300	1,582
J Sainsbury PLC		304,800	1,852
Lloyds TSB Group PLC		193,600	1,877
Mitchells & Butlers PLC		170,600	1,526
Royal & Sun Alliance Insurance Group PLC		415,200	1,041
Royal Bank of Scotland Group PLC		130,000	4,232
SABMiller PLC		52,300	1,100
Vodafone Group PLC		1,949,000	4,588
Wolverhampton & Dudley Brew PLC		35,900	848
Total Common Stocks (cost: $180,870)			207,272

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
SECURITY LENDING COLLATERAL (1.2%)
Debt (1.1%)
Bank Notes (0.1%)
Bank of America
4.81%, due 06/07/2006	*	81	81
4.81%, due 08/10/2006	*	79	79
Bear Stearns & Co.
5.01%, due 06/06/2006	*	31	31
5.01%, due 09/07/2006	*	94	94
Certificates of Deposit (0.1%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	79	79
Rabobank Nederland
4.87%, due 05/31/2006	*	79	79
Commercial Paper (0.1%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		47	47
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		79	79
Euro Dollar Overnight (0.2%)
Bank of Montreal
4.77%, due 05/02/2006		63	63
Dexia Group
4.78%, due 05/04/2006		79	79
Fortis Bank
4.77%, due 05/01/2006		31	31
Royal Bank of Canada
4.77%, due 05/01/2006		110	110
Royal Bank of Scotland
4.75%, due 05/03/2006		79	79
Svenska Handlesbanken
4.82%, due 05/01/2006		60	60
Euro Dollar Terms (0.3%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		63	63
Bank of the West
4.94%, due 06/16/2006		63	63
Barclays
4.79%, due 05/10/2006		94	94
4.77%, due 05/16/2006		31	31
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		47	47
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		47	47
Fortis Bank
4.83%, due 05/08/2006		31	31
Lloyds TSB Bank
4.81%, due 05/11/2006		47	47
Royal Bank of Scotland
4.87%, due 05/12/2006		63	63
Societe Generale
4.79%, due 05/10/2006		79	79
UBS AG
4.95%, due 06/20/2006		79	79
Repurchase Agreements (0.3%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $107 on 05/01/2006		107	107
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $231 on 05/01/2006		231	231
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $4 on 05/01/2006		4	4

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $236 on 05/01/2006	236	236
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $110 on 05/01/2006	110	110

		Shares	Value
Investment Companies (0.1%)

Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.78%		125,792	126
Merrimac Cash Fund, Premium Class
1-day yield of 4.61%	@	33,469	33
Total Security Lending Collateral (cost: $2,482)			2,482
Total Investment Securities (cost: $183,352)	#		$209,754

NOTES TO SCHEDULE OF INVESTMENTS:

(a)             Passive Foreign Investment Company.

‡                    Non-income producing.

†                    At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $2,360.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††             Cash collateral for the Repurchase Agreements, valued at $708, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#                    Aggregate cost for Federal income tax purposes is $183,352. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,996 and $594, respectively. Net unrealized appreciation for tax purposes is $26,402.

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $79 or 0.0% of the net assets of the Fund.

SCRL                      Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

The notes to the financial statements are an integral part of this report.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Swiss Franc	(4,450)	06/15/2006	$(3,434)	$(160)
			$(3,434)	$(160)

The notes to the financial statements are an integral part of this report.

TA IDEX AllianceBernstein International Value

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value

INVESTMENTS BY INDUSTRY:
Commercial Banks	16.1%	$34,805
Oil & Gas Extraction	7.1%	15,424
Automotive	7.0%	15,224
Primary Metal Industries	5.3%	11,565
Insurance	5.2%	11,192
Telecommunications	4.7%	10,199
Electric Services	4.2%	9,052
Pharmaceuticals	3.5%	7,666
Petroleum Refining	3.4%	7,444
Tobacco Products	3.2%	6,993
Business Credit Institutions	3.1%	6,642
Life Insurance	2.9%	6,328
Wholesale Trade Durable Goods	2.7%	5,774
Rubber & Misc. Plastic Products	2.3%	5,075
Computer & Office Equipment	2.2%	4,805
Industrial Machinery & Equipment	2.1%	4,544
Aerospace	2.0%	4,434
Metal Mining	1.9%	4,147
Electronic Components & Accessories	1.8%	3,797
Water Transportation	1.4%	3,063
Beverages	1.3%	2,744
Real Estate	1.2%	2,520
Communications Equipment	1.0%	2,163
Railroads	0.9%	2,047
Food Stores	0.9%	1,852
Radio, Television & Computer Stores	0.8%	1,677
Chemicals & Allied Products	0.8%	1,645
Restaurants	0.7%	1,526
Mortgage Bankers & Brokers	0.7%	1,496
Food & Kindred Products	0.7%	1,443
Gas Production & Distribution	0.7%	1,433
Electrical Goods	0.6%	1,396
Wholesale Trade Nondurable Goods	0.6%	1,329
Stone, Clay & Glass Products	0.6%	1,291
Manufacturing Industries	0.5%	1,173
Holding & Other Investment Offices	0.5%	1,112
Computer & Data Processing Services	0.4%	930
Medical Instruments & Supplies	0.4%	779
Paper & Allied Products	0.3%	543
Investment Securities, at value	95.7%	207,272
Short-Term Investments	1.2%	2,482
Total Investment Securities	96.9%	209,754

The notes to the financial statements are an integral part of this report.

TA IDEX Evergreen International Small Cap

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,355.80	1.15%	$6.72
Hypothetical(b)	1,000.00	1,019.09	1.15%	5.76

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Evergreen International Small Cap

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Africa	0.2%
Europe	74.3%
North America	5.1%
Other	0.4%
Pacific Rim	19.1%
South America	0.9%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
PREFERRED STOCKS (1.3%)
Italy (1.3%)
Unipol SpA		2,038,171	6,028
Total Preferred Stocks (cost: $5,398)			6,028

COMMON STOCKS (95.6%)
Australia (0.3%)
QBE Insurance Group, Ltd.		71,387	1,212
Belgium (1.9%)
Option NV	‡†	165,208	4,724
Umicore		23,921	3,809
Bermuda (0.4%)
China Gas Holdings, Ltd.	‡	11,960,000	2,067
Brazil (0.9%)
Aracruz Celulose SA, Sponsored ADR		16,993	936
Empresa Brasileira de Aeronautica SA, ADR	†	87,174	3,385
Canada (0.5%)
Gabriel Resources, Ltd. Warrants	‡	23,380	27
Sierra Wireless	‡	125,500	2,259
Finland (0.3%)
Amer Group		78,300	1,604
France (6.6%)
Altran Technologies SA	‡†	383,371	5,549
Bull SA	‡	604,208	6,918
Carbone Lorraine SA		32,184	1,854
Eurofins Scientific	‡	95,038	5,976
Flo Groupe	‡	133,212	1,307
Neopost SA		78,805	8,899
Germany (8.1%)
Adidas-Salomon AG		48,739	10,274
Bilfinger Berger AG		32,697	2,080
Continental AG		65,447	7,780
Deutz AG	‡†	462,162	4,238
IWKA AG		72,752	2,111
Leoni AG		83,600	3,442
Man AG		46,352	3,508
Patrizia Immobilien AG	‡	46,864	1,261
Puma AG Rudolf Dassler Sport		5,947	2,394
Ireland (2.3%)
Anglo Irish Bank Corp. PLC		399,649	6,580
C&C Group PLC		503,140	3,917
Italy (3.5%)
Davide Campari-Milano SpA		580,454	5,666
Geox SpA		381,744	5,438
Gruppo Coin SpA	‡	903,382	4,889
Japan (19.6%)
Advan Co., Ltd.	†	239,600	4,395
Arrk Corp.		156,600	5,609
Bank of Yokohama, Ltd. (The)		572,000	4,473
Creed Corp.		429	2,314
Diamond Lease Co., Ltd.		91,800	4,904
Isetan Co., Ltd.		96,400	1,971
Ishikawajima-Harima Heavy Industries Co., Ltd.		1,913,000	6,801
Kawasaki Heavy Industries, Ltd.		667,000	2,412
KK DaVinci Advisors	‡	3,911	4,349
Mitsubishi Gas Chemical Co., Inc.		347,000	4,597
Nidec Corp.		52,000	3,998
Nipponkoa Insurance Co., Ltd.		690,000	6,145
Nissin Co., Ltd.		940,000	897
Okumura Corp.		813,000	4,499
Showa Aircraft Industry Co., Ltd.		150,000	2,535
Sumitomo Bakelite Co., Ltd.		512,000	4,766
THK Co., Ltd.		100,900	3,287

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Toho Co., Ltd.		102,600	1,981
Tokuyama Corp.		418,000	6,878
Tokyo Tatemono Co., Ltd.		423,000	4,871
Toray Industries, Inc.		547,000	5,111
Trend Micro, Inc.		78,000	3,012
Netherlands (20.6%)
Boskalis Westminster		156,694	12,198
Brunel International		121,469	4,590
Buhrmann NV		497,623	9,634
Fugro NV		53,549	2,245
Getronics NV	†	129,323	1,562
Grolsch NV		29,903	1,107
Hagemeyer NV	‡†	995,938	5,407
IHC Caland NV		30,346	3,251
Koninklijke BAM NBM NV		61,039	6,547
Macintosh Retail Group NV		36,295	3,795
Randstad Holdings NV		189,514	12,581
USG People NV		282,896	24,339
Vedior NV		82,767	1,927
Wegener NV		293,688	5,549
Norway (1.2%)
Aker Yards AS		66,900	5,350
Spain (3.8%)
Cintra Concesiones de Infraestructuras de Transporte SA		297,119	4,023
Gestevision Telecinco SA		61,091	1,558
Miquel y Costas		3,656	113
NH Hoteles SA	†	202,151	3,639
Promotora de Informaciones SA	†	155,699	2,848
Sociedad General de Aguas de Barcelona SA-Class B		196,607	5,486
Switzerland (2.0%)
Lindt & Spruengli AG		2,356	4,793
Logitech International SA	‡	103,763	4,297
United Kingdom (23.3%)
Aberdeen Asset Management PLC		447,171	1,603
Ashtead Group PLC		3,850,323	16,447
AWG PLC		419,509	8,845
BAE Systems PLC		598,213	4,540
Business Post Group PLC		260,453	1,948
Carphone Warehouse Group PLC		579,309	3,535
Charter PLC	‡	795,040	11,546
Corporate Services Group PLC	‡	5,311,673	965
Danka Business Systems PLC, ADR	‡	945,012	1,162
Electronics Boutique PLC		5,968,139	8,678
Enterprise Inns PLC		208,996	3,544
Homestyle Group PLC	‡	518,039	1,118
ICAP PLC		300,873	2,849
ITV PLC		1,649,646	3,448
Ladbrokes PLC		0	—	o
Man Group PLC		54,407	2,499
Photo-Me International PLC		5,704,459	9,928
Premier Oil PLC	‡	223,790	4,178
Regent Inns PLC	‡	1,158,707	2,464
Rentokil Initial PLC		322,406	936
Schroders PLC		224,329	4,604
Star Energy Group PLC	‡	387,522	2,409
Trinity Mirror PLC		308,765	3,081
Tullow Oil PLC		510,402	3,818
Umbro		1,003,680	2,946
United States (0.3%)
Randgold Resources, Ltd., ADR	‡	47,395	1,154
Total Common Stocks (cost: $326,422)			438,993

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
SECURITY LENDING COLLATERAL (7.1%)
Debt (6.6%)
Bank Notes (0.8%)
Bank of America
4.81%, due 06/07/2006	*	1,065	1,065
4.81%, due 08/10/2006	*	1,027	1,027
Bear Stearns & Co.
5.01%, due 06/06/2006	*	411	411
5.01%, due 09/07/2006	*	1,233	1,233
Certificates of Deposit (0.4%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	1,027	1,027
Rabobank Nederland
4.87%, due 05/31/2006	*	1,027	1,027
Commercial Paper (0.4%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		616	616
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		1,026	1,026
Euro Dollar Overnight (1.2%)
Bank of Montreal
4.77%, due 05/02/2006		822	822
Dexia Group
4.78%, due 05/04/2006		1,028	1,028
Fortis Bank
4.77%, due 05/01/2006		411	411
Royal Bank of Canada
4.77%, due 05/01/2006		1,439	1,439
Royal Bank of Scotland
4.75%, due 05/03/2006		1,028	1,028
Svenska Handlesbanken
4.82%, due 05/01/2006		785	785
Euro Dollar Terms (1.8%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		822	822
Bank of the West
4.94%, due 06/16/2006		822	822
Barclays
4.79%, due 05/10/2006		1,233	1,233
4.77%, due 05/16/2006		411	411
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		616	616
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		616	616
Fortis Bank
4.83%, due 05/08/2006		411	411
Lloyds TSB Bank
4.81%, due 05/11/2006		616	616
Royal Bank of Scotland
4.87%, due 05/12/2006		822	822
Societe Generale
4.79%, due 05/10/2006		1,028	1,028
UBS AG
4.95%, due 06/20/2006		1,028	1,028
Repurchase Agreements (2.0%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $1,396 on 05/01/2006		1,395	1,395

Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $3,020 on 05/01/2006		3,019	3,019

Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $51 on 05/01/2006
		51	51

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $3,084 on 05/01/2006	3,083	3,083
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $1,439 on 05/01/2006	1,439	1,439

		Shares	Value
Investment Companies (0.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%		1,644,016	1,644
Merrimac Cash Fund, Premium Class 1-day yield of 4.61%	@	437,416	437
Total Security Lending Collateral (cost: $32,438)			32,438
Total Investment Securities (cost: $364,258)	#		$477,459

NOTES TO SCHEDULE OF INVESTMENTS:

‡                     Non-income producing.

†                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $30,548.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $9,251, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

o               Value is less than $1.

#                    Aggregate cost for Federal income tax purposes is $364,689. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $117,684 and $4,914, respectively. Net unrealized appreciation for tax purposes is $112,770.

DEFINITIONS:

144A                      144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $1,026 or 0.2% of the net assets of the Fund.

ADR                          American Depositary Receipt

The notes to the financial statements are an integral part of this report.

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value

INVESTMENTS BY INDUSTRY:
Business Services	19.2%	$88,153
Engineering & Management Services	6.7%	30,872
Computer & Office Equipment	5.0%	22,830
Rubber & Misc. Plastic Products	4.5%	20,448
Industrial Machinery & Equipment	3.7%	17,143
Chemicals & Allied Products	3.5%	16,241
Electric, Gas & Sanitary Services	3.1%	14,331
Insurance	2.9%	13,385
Wholesale Trade Durable Goods	2.9%	13,224
Oil & Gas Extraction	2.8%	12,649
Computer & Data Processing Services	2.5%	11,493
Printing & Publishing	2.5%	11,478
Commercial Banks	2.4%	11,052
Beverages	2.3%	10,690
Instruments & Related Products	2.2%	9,928
Radio, Television & Computer Stores	1.9%	8,678
Aerospace	1.7%	7,925
Security & Commodity Brokers	1.6%	7,453
Restaurants	1.6%	7,316
Department Stores	1.5%	6,860
Holding & Other Investment Offices	1.3%	6,169
Specialty- Real Estate	1.3%	6,132
Health Services	1.3%	5,976
Manufacturing Industries	1.2%	5,447
Leather & Leather Products	1.2%	5,438
Transportation Equipment	1.2%	5,350
Electronic Components & Accessories	1.2%	5,297
Textile Mill Products	1.1%	5,111
Radio & Television Broadcasting	1.1%	5,007
Metal Mining	1.1%	4,989
Personal Credit Institutions	1.1%	4,903
Food & Kindred Products	1.0%	4,792
Communications Equipment	1.0%	4,724
Management Services	1.0%	4,349
Public Administration	0.9%	4,023
Retail Trade	0.8%	3,795
Hotels & Other Lodging Places	0.8%	3,639
Telecommunications	0.8%	3,535
Water Transportation	0.7%	3,251
Automotive	0.6%	2,535
Real Estate	0.5%	2,314
Motion Pictures	0.4%	1,981
Transportation & Public Utilities	0.4%	1,948
Furniture & Home Furnishings Stores	0.2%	1,118
Paper & Allied Products	0.2%	1,049
Investment Securities, at value	96.9%	445,021
Short-Term Investments	7.1%	32,438
Total Investment Securities	104.0%	477,459

The notes to the financial statements are an integral part of this report.

TA IDEX Federated Market Opportunity

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at December 6, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,029.00	0.94%	$3.79
Hypothetical(b)	1,000.00	1,016.13	0.94%	3.76

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (145 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Federated Market Opportunity

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Africa	1.3%
Europe	13.8%
North America	68.6%
Pacific Rim	16.3%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (50.7%)
United States (50.7%)
U.S. Treasury Bill
4.63%, due 02/29/2008		8,000	7,964
U.S. Treasury Note
3.13%, due 09/15/2008		8,000	7,689
4.50%, due 02/15/2009		8,000	7,921
3.50%, due 02/15/2010		8,000	7,614
4.50%, due 02/28/2011		8,000	7,854
Total U.S. Government Obligations (cost: $39,294)			39,042
FOREIGN GOVERNMENT OBLIGATIONS (10.9%)
Australia (5.2%)
Commonwealth of Australia
8.00%, due 03/01/2008	AUD	5,100	4,013
Sweden (5.7%)
Kingdom of Sweden
Zero Coupon, due 09/20/2006	SEK	32,250	4,330
Total Foreign Government Obligations (cost: $8,016)			8,343

		Shares	Value
COMMON STOCKS (22.3%)
Belgium (0.9%)
Belgacom SA		20,000	653
Canada (3.7%)
Barrick Gold Corp.		44,600	1,359
EnCana Corp.		17,800	891
Loblaw Cos., Ltd.		11,200	573
Japan (8.5%)
Ajinomoto Co., Inc.		80,000	993
Astellas Pharma, Inc.		20,100	836
Daiichi Sanyko Co., Ltd.		53,100	1,365
Lawson, Inc.		10,000	378
NTT DoCoMo, Inc.		693	1,032
Ono Pharmaceutical Co., Ltd.		21,400	1,059
Taisho Pharmaceutical Co., Ltd.		21,000	427
Tanabe Seiyaku Co., Ltd.		40,000	470
Netherlands (1.2%)
Royal Dutch Shell PLC- Class A, ADR		13,900	947
South Africa (1.1%)
AngloGold Ashanti, Ltd., ADR		15,000	820
Switzerland (3.0%)
Serono SA-Class B		1,800	1,178
Swisscom AG		3,500	1,164
United Kingdom (0.8%)
Boots Group PLC		49,421	632
United States (3.1%)
Chevron Corp.		13,500	824
Newfield Exploration Co.	‡	15,000	669
Newmont Mining Corp.		15,300	893
Total Common Stocks (cost: $16,184)			17,163
Total Investment Securities (cost: $63,494)	#		$64,548

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡                    Non-income producing.

#                    Aggregate cost for Federal income tax purposes is $63,494. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,608 and $554, respectively. Net unrealized appreciation for tax purposes is $1,054.

DEFINITIONS:

ADR                          American Depositary Receipt

AUD                         Australian Dollar

SEK                           Swedish Krona

The notes to the financial statements are an integral part of this report.

TA IDEX Federated Market Opportunity

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value

INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	50.7%	$39,042
Sovereign Government	10.8%	8,343
Pharmaceuticals	5.2%	3,969
Metal Mining	4.0%	3,073
Telecommunications	3.7%	2,849
Oil & Gas Extraction	3.3%	2,507
Holding & Other Investment Offices	1.8%	1,365
Food & Kindred Products	1.3%	993
Food Stores	1.2%	951
Petroleum Refining	1.1%	824
Drug Stores & Proprietary Stores	0.8%	632
Investment Securities, at value	83.9%	64,548
Total Investment Securities	83.9%	64,548

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at December 6, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,043.30	0.68%	$2.76
Hypothetical(b)	1,000.00	1,017.16	0.68%	2.72

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (145 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX JPMorgan International Bond

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Europe	74.4%
North America	8.3%
Pacific Rim	17.3%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

			Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (58.1%)
Australia (0.2%)
Commonwealth of Australia
7.50%, due 09/15/2009		AUD	750	601
Austria (1.9%)
Republic of Austria
5.00%, due 01/15/2008		EUR	6,000	7,756
Belgium (2.6%)
Kingdom of Belgium
3.00%, due 03/28/2010		EUR	6,330	7,788
8.00%, due 03/28/2015		EUR	1,700	2,782
Denmark (0.5%)
Kingdom of Denmark
6.00%, due 11/15/2009		DKK	10,920	1,985
France (14.0%)
Caisse d’Amortissement de la Dette Sociale
3.75%, due 10/25/2020		EUR	4,520	5,387
French Republic
Zero Coupon, due 09/28/2006	d	EUR	260	324
3.13%, due 07/12/2010		EUR	8,900	10,962
3.00%, due 01/12/2011		EUR	8,700	10,633
5.00%, due 10/25/2016		EUR	4,580	6,254
4.75%, due 04/25/2035		EUR	16,642	22,801
Germany (10.4%)
Republic of Germany
2.50%, due 03/23/2007		EUR	24,580	30,797
4.75%, due 07/04/2034		EUR	2,570	3,528
4.00%, due 01/04/2037		EUR	6,200	7,555
Ireland (2.0%)
Irish Government
4.50%, due 04/18/2020		EUR	6,000	7,867
Italy (1.9%)
Italian Republic
7.25%, due 11/01/2026		EUR	4,440	7,670
Japan (16.9%)
Development Bank of Japan
1.60%, due 06/20/2014		JPY	510,000	4,381
Japan Finance Corp. for Municipal Enterprises
1.55%, due 02/21/2012		JPY	1,656,000	14,527
Japan Government
0.20%, due 09/20/2007		JPY	1,169,950	10,215
0.80%, due 06/20/2009		JPY	876,800	7,639
0.80%, due 09/20/2010		JPY	680,000	5,839
1.30%, due 03/20/2015		JPY	1,597,150	13,331
1.05%, due 06/20/2023		JPY	1,071,000	7,742
2.10%, due 09/20/2024		JPY	130,000	1,121
1.90%, due 06/20/2025		JPY	301,700	2,513
2.50%, due 09/20/2035		JPY	108,000	953
Netherlands (4.0%)
Kingdom of the Netherlands
3.00%, due 07/15/2007		EUR	4,600	5,778
7.50%, due 01/15/2023		EUR	3,600	6,349
4.00%, due 01/15/2037		EUR	3,450	4,182
Spain (1.8%)
Kingdom of Spain
3.00%, due 07/30/2007		EUR	5,900	7,411
United Kingdom (1.9%)
United Kingdom
5.00%, due 03/07/2012		GBP	1,150	2,126
4.75%, due 09/07/2015		GBP	1,750	3,206
8.00%, due 06/07/2021		GBP	960	2,386
Total Foreign Government Obligations (cost: $230,191)				234,389

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

CORPORATE DEBT SECURITIES (32.2%)
France (5.3%)
Cie Financement Foncier
3.63%, due 01/28/2008		EUR	7,000	8,842

Compagnie de Financement Foncier, Series E, Note, (MTN)
0.60%, due 03/23/2010		JPY	800,000	6,832
Dexia Municipal Agency, Series E
3.50%, due 09/21/2009		EUR	4,530	5,667
Germany (9.5%)
Bayerische Landesbank
1.40%, due 04/22/2013		JPY	1,158,000	9,877
Bayerische Landesbank, Series E, Note, (MTN)
1.00%, due 09/20/2010		JPY	804,000	6,911
Eurohypo AG
5.25%, due 09/21/2007		EUR	12,950	16,721
Kreditanstalt fuer Wiederaufbau
5.50%, due 12/07/2015		GBP	500	947
Kreditanstalt fuer Wiederaufbau, Series E
2.50%, due 11/17/2008		EUR	2,500	3,070
Landwirtschaftliche Rentenbank, Series E
1.38%, due 04/25/2013		JPY	101,000	860
Netherlands (2.1%)
Bank Nederlandse Gemeenten, Note
0.80%, due 09/22/2008		JPY	994,000	8,706
Spain (5.9%)
Banco Bilbao Vizcaya Argentaria SA
4.25%, due 09/26/2007		EUR	13,500	17,199
La Caja de Ahorros y Pensiones de Barcelona
3.25%, due 10/05/2015		EUR	2,300	2,679
UCI, Series 15, Class A
3.05%, due 12/18/2045	*	EUR	3,000	3,779
Supra National (4.5%)
European Investment Bank
1.40%, due 06/20/2017		JPY	896,000	7,349
European Investment Bank, Note, (MTN)
5.63%, due 10/15/2010		EUR	7,900	10,693
United Kingdom (4.9%)
Barclays Bank PLC
Zero Coupon, due 05/19/2006		EUR	5,000	6,036
Network Rail Infra Finance
4.75%, due 11/29/2035		GBP	1,930	3,636
Network Rail Infrastructure Finance PLC, Series E, Note, (MTN)
4.38%, due 01/18/2011		GBP	5,720	10,175
Total Corporate Debt Securities (cost: $127,581)				129,979
SHORT-TERM OBLIGATIONS (8.2%)
Netherlands (8.2%)
ABN AMRO Holding NV Time Deposit
4.85%, due 05/02/2006			13,500	13,500
Rabobank Nederland NV/London Time Deposit
4.87%, due 05/02/2006			19,500	19,500
Total Short-Term Obligations (cost: $33,000)				33,000
Total Investment Securities (cost: $390,772)	#			$397,368

NOTES TO SCHEDULE OF INVESTMENTS:

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

d               At April 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2006 is $324.

#                    Aggregate cost for Federal income tax purposes is $390,995. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,787 and $414, respectively. Net unrealized appreciation for tax purposes is $6,373.

DEFINITIONS:

AUD                           Australian Dollar

DKK                          Danish Krone

EUR                          Euro

GBP                          Great British Pound

JPY               Japanese Yen

MTN                          Medium-Term Note

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
Euro-BUND	(69)	06/10/2006	$(10,046)	$105
			$(10,046)	$105

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	952	05/30/2006	$674	$48
Australian Dollar	(1,826)	05/30/2006	(1,307)	(78)
British Pound Sterling	14,033	05/30/2006	24,549	967
British Pound Sterling	(5,500)	05/30/2006	(9,572)	(428)
Canadian Dollar	14,943	05/30/2006	13,134	212
Canadian Dollar	(12,082)	05/30/2006	(10,406)	(385)
Danish Krone	(11,135)	05/30/2006	(1,792)	(92)
Euro Dollar	59,352	05/30/2006	72,467	2,428
Euro Dollar	(106,392)	05/30/2006	(129,435)	(4,818)
Japanese Yen	11,364,882	05/30/2006	97,850	2,053
Japanese Yen	(7,681,592)	05/30/2006	(65,889)	(1,636)
New Zealand Dollar	1,927	05/30/2006	1,179	44
Singapore Dollar	3,078	05/30/2006	1,942	7
Swedish Krona	54,076	05/30/2006	7,011	327
			$405	$(1,351)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
Australian Dollar	1,396	Euro Dollar	820	5/30/2006	23
British Pound Sterling	496	Canadian Dollar	1,000	5/30/2006	8
British Pound Sterling	385	Euro Dollar	553	5/30/2006	3
Canadian Dollar	569	New Zealand Dollar	805	5/30/2006	(2)
Euro Dollar	754	Australian Dollar	1,288	5/30/2006	(27)
Euro Dollar	1,006	British Pound Sterling	701	5/30/2006	(5)
Euro Dollar	446	Canadian Dollar	631	5/30/2006	(1)
Euro Dollar	1,568	Japanese Yen	223,147	5/30/2006	18
Euro Dollar	180	New Zealand Dollar	351	5/30/2006	3
Euro Dollar	1,042	Norwegian Krone	8,172	5/30/2006	(10)
Japanese Yen	56,632	Euro Dollar	403	5/30/2006	(11)
New Zealand Dollar	733	Canadian Dollar	533	5/30/2006	(11)
New Zealand Dollar	549	Euro Dollar	275	5/30/2006	2
Norwegian Krone	11,708	Euro Dollar	1,492	5/30/2006	16

Norwegian Krone	4,196	Swedish Krona	5,006	5/30/2006	1
Swedish Krona	4,125	Norwegian Krone	3,464	5/30/2006	(2)
					5

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	58.1%	$234,389
Commercial Banks	31.3%	126,200
Mortgage-Backed	0.9%	3,779
Investment Securities, at value	90.3%	364,368
Short-Term Investments	8.2%	33,000
Total Investment Securities	98.5%	397,368

The notes to the financial statements are an integral part of this report.

TA IDEX J. P. Morgan Mid Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 15, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,104.10	0.88%	$4.21
Hypothetical(b)	1,000.00	1,018.74	0.88%	4.04

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (166 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX J. P. Morgan Mid Cap Value

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

Basic Materials	6.7%
Communications	7.7%
Consumer Cyclical	14.5%
Consumer Non-Cyclical	10.6%
Diversified	1.0%
Energy	5.7%
Financial	22.5%
Industrial	8.6%
Other	12.1%
Technology	2.3%
Utilities	8.3%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (95.2%)
Apparel & Accessory Stores (1.1%)
Limited Brands, Inc.	†	102,900	$2,638
Apparel Products (3.5%)
Columbia Sportswear Co.	†‡	46,500	2,366
V.F. Corp.		96,200	5,886
Automotive (1.8%)
Genuine Parts Co.	†	74,000	3,230
Harsco Corp.		12,400	1,034
Automotive Dealers & Service Stations (2.3%)
AutoNation, Inc.	‡	61,961	1,395
AutoZone, Inc.	‡	42,100	3,941
Beverages (1.3%)
Brown-Forman Corp.-Class B		13,600	1,013
Constellation Brands, Inc.-Class A	‡	84,500	2,087
Business Services (1.6%)
Clear Channel Communications, Inc.	†	77,000	2,197
Clear Channel Outdoor Holdings, Inc.-Class A	‡	63,900	1,508
Chemicals & Allied Products (4.4%)
Albemarle Corp.		56,036	2,680
Clorox Co.		42,500	2,728
Lauder (Estee) Cos., Inc. (The)-Class A		55,200	2,049
PPG Industries, Inc.		42,700	2,866
Commercial Banks (7.9%)
Cullen/Frost Bankers, Inc.		37,800	2,188
M&T Bank Corp.		39,000	4,657
North Fork Bancorp, Inc.		135,100	4,071
Northern Trust Corp.		27,900	1,643
TCF Financial Corp.		67,900	1,824
Wilmington Trust Corp.		49,800	2,206
Zions Bancorp		22,600	1,876
Communication (0.5%)
Cablevision Systems Corp.-Class A	‡	58,800	1,192
Computer & Data Processing Services (2.9%)
Affiliated Computer Services, Inc.-Class A	‡	35,600	1,985
CA, Inc.	†	84,100	2,133
Interactive Data Corp.	‡	43,100	960
NCR Corp.	†‡	42,500	1,674
Computer & Office Equipment (0.0%)
Pitney Bowes, Inc.		600	25
Department Stores (2.1%)
Federated Department Stores, Inc.		32,571	2,536
TJX Cos., Inc.		100,500	2,425
Electric Services (5.7%)
American Electric Power Co., Inc.		56,100	1,877
DPL, Inc.		62,300	1,693
Energy East Corp.		68,300	1,650
FirstEnergy Corp.		28,900	1,466
PPL Corp.		85,900	2,495
SCANA Corp.		52,800	2,067
Westar Energy, Inc.		94,100	1,970
Electric, Gas & Sanitary Services (1.9%)
PG&E Corp.		52,100	2,076
Republic Services, Inc.		51,000	2,245
Electrical Goods (1.2%)
Carlisle Cos., Inc.		33,500	2,831
Electronic & Other Electric Equipment (2.2%)
Ametek, Inc.		52,800	2,601
Cooper Industries, Ltd.-Class A		28,800	2,634
Electronic Components & Accessories (0.6%)
Amphenol Corp.-Class A		25,800	1,491
Fabricated Metal Products (2.2%)
Crane Co.		52,500	2,218
Fortune Brands, Inc.		35,500	2,851

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Food & Kindred Products (0.7%)
Del Monte Foods Co.		134,800	1,572
Furniture & Home Furnishings Stores (0.2%)
Tuesday Morning Corp.	†	19,076	361
Gas Production & Distribution (6.4%)
AGL Resources, Inc.		54,900	1,942
Energen Corp.		58,800	2,074
Kinder Morgan, Inc.		45,300	3,987
Questar Corp.		34,700	2,778
UGI Corp.		77,100	1,727
Williams Cos., Inc. (The)		105,700	2,318
Health Services (4.2%)
Community Health Systems, Inc.	‡	42,900	1,555
Coventry Health Care, Inc.	‡	82,650	4,105
Omnicare, Inc.		29,100	1,650
Quest Diagnostics, Inc.		44,300	2,469
Holding & Other Investment Offices (2.6%)
Istar Financial Inc. REIT		39,800	1,523
Rayonier, Inc.		42,185	1,736
Vornado Realty Trust REIT	†	28,900	2,764
Hotels & Other Lodging Places (1.2%)
Hilton Hotels Corp.		104,800	2,823
Industrial Machinery & Equipment (1.0%)
American Standard Cos., Inc.		53,400	2,325
Insurance (9.1%)
Assurant, Inc.	†	110,500	5,323
Cincinnati Financial Corp.		66,055	2,817
IPC Holdings, Ltd.		54,200	1,446
MGIC Investment Corp.		38,500	2,722
Old Republic International Corp.		160,550	3,572
Principal Financial Group		45,100	2,314
SAFECO Corp.		60,300	3,130
Metal Cans & Shipping Containers (1.0%)
Ball Corp.		61,400	2,455
Mining (1.3%)
Vulcan Materials Co.		35,900	3,050
Oil & Gas Extraction (1.7%)
Devon Energy Corp.		64,400	3,871
Paper & Allied Products (0.8%)
MeadWestvaco Corp.		67,500	1,924
Petroleum Refining (1.6%)
Ashland, Inc.		33,000	2,172
Marathon Oil Corp.	†	18,679	1,482
Pharmaceuticals (1.9%)
Henry Schein, Inc.	†‡	38,525	1,796
Sigma-Aldrich Corp.	†	36,800	2,525
Printing & Publishing (2.1%)
Gannett Co., Inc.		24,300	1,336
McClatchy Co.-Class A	†	26,800	1,211
Washington Post-Class B		3,000	2,298
Railroads (0.8%)
Norfolk Southern Corp.		32,700	1,766
Real Estate (1.7%)
Brookfield Properties Co.		74,400	2,388
Forest City Enterprises, Inc.-Class A		33,700	1,521
Residential Building Construction (1.0%)
Walter Industries, Inc.	†	36,400	2,414
Restaurants (2.1%)
Applebees International, Inc.	†	89,800	2,084
OSI Restaurant Partners, Inc.		64,700	2,763
Retail Trade (1.8%)
Family Dollar Stores, Inc.	†	67,700	1,693
Tiffany & Co.	†	70,600	2,463
Savings Institutions (2.6%)
Golden West Financial Corp.	†	58,600	4,212

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Webster Financial Corp.		38,200	1,793
Security & Commodity Brokers (1.2%)
E*TRADE Financial Corp.	‡	45,700	1,137
T. Rowe Price Group, Inc.		20,600	1,734
Telecommunications (4.2%)
ALLTEL Corp.		69,400	4,467
CenturyTel, Inc.		86,800	3,272
Telephone & Data Systems, Inc.		51,800	1,953
Wholesale Trade Nondurable Goods (0.8%)
Dean Foods Co.	‡	47,100	1,866
Total Common Stocks (cost: $204,975)			221,857

		Principal	Value
SECURITY LENDING COLLATERAL (13.1%)
Debt (12.3%)
Bank Notes (1.5%)
Bank of America
4.81%, due 06/07/2006	*	1,007	1,007
4.81%, due 08/10/2006	*	972	972
Bear Stearns & Co.
5.01%, due 06/06/2006	*	389	389
5.01%, due 09/07/2006	*	1,166	1,166
Certificates Of Deposit (0.8%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	972	972
Rabobank Nederland
4.87%, due 05/31/2006	*	972	972
Commercial Paper (0.7%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		583	583
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		970	970
Euro Dollar Overnight (2.2%)
Bank of Montreal
4.77%, due 05/02/2006		777	777
Dexia Group
4.78%, due 05/04/2006		972	972
Fortis Bank
4.77%, due 05/01/2006		389	389
Royal Bank of Canada
4.77%, due 05/01/2006		1,361	1,361
Royal Bank of Scotland
4.75%, due 05/03/2006		972	972
Svenska Handlesbanken
4.82%, due 05/01/2006		742	742
Euro Dollar Terms (3.4%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		777	777
Bank of the West
4.94%, due 06/16/2006		777	777
Barclays
4.79%, due 05/10/2006		1,166	1,166
4.77%, due 05/16/2006		389	389
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		583	583
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		583	583
Fortis Bank
4.83%, due 05/08/2006		389	389
Lloyds TSB Bank
4.81%, due 05/11/2006		583	583
Royal Bank of Scotland

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

4.87%, due 05/12/2006		777	777
Societe Generale
4.79%, due 05/10/2006		972	972
UBS AG
4.95%, due 06/20/2006		972	972
Repurchase Agreements (3.7%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $1,320 on 05/01/2006		1,320	1,320
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $2,856 on 05/01/2006		2,855	2,855
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $48 on 05/01/2006		48	48
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $2,917 on 05/01/2006		2,915	2,915
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $1,361 on 05/01/2006		1,360	1,360

		Shares	Value
Investment Companies (0.8%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.78%		1,554,849	1,555
Merrimac Cash Fund, Premium Class
1-day yield of 4.61%	@	413,692	414
Total Security Lending Collateral (cost: $30,679)			30,679
Total Investment Securities (cost: $235,654)	#		$252,536

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

†                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $29,716.

‡                     Non-income producing.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $8,749, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#                    Aggregate cost for Federal income tax purposes is $236,646. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $19,375 and $3,485, respectively. Net unrealized appreciation for tax purposes is $15,890.

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

DEFINITIONS:

144A                         144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $970 or 0.4% of the net assets of the Fund.

REIT                          Real Estate Investment Trust

TA IDEX Marsico International Growth

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,291.70	1.16%	$6.59
Hypothetical(b)	1,000.00	1,019.04	1.16%	5.81

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Marsico International Growth

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Asia	1.5%
Europe	47.5%
Latin America	7.9%
North America	10.6%
Other	1.4%
Pacific Rim	27.6%
South America	3.5%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (97.6%)
Australia (1.2%)
CSL, Ltd.		116,327	5,093
Austria (2.0%)
Erste Bank der Oesterreichischen Sparkassen AG		108,431	6,570
Erste Bank der Oesterreichischen Sparkassen AG	‡	26,847	1,608
Bermuda (1.4%)
Esprit Holdings, Ltd.		734,500	5,864
Brazil (3.5%)
Gafisa SA	‡	193,125	1,965
Petroleo Brasileiro SA, ADR		66,560	6,578
Uniao de Bancos Brasileiros SA, GDR		74,756	5,932
Canada (7.9%)
Canadian National Railway Co.		226,666	10,180
Shoppers Drug Mart Corp.		238,205	9,417
Talisman Energy, Inc.		226,816	12,780
France (9.0%)
JC Decaux SA	‡	144,192	4,305
LVMH Moet Hennessy Louis Vuitton SA		87,896	9,239
Vallourec		9,949	12,908
Veolia Environnement		176,236	10,514
Germany (7.9%)
Continental AG		134,151	15,947
Hypo Real Estate Holding		173,575	12,117
Metro AG		76,309	4,316
Hong Kong (2.5%)
CNOOC, Ltd., ADR	†	49,632	4,104
Shangri-La Asia, Ltd.		3,530,000	6,260
India (1.5%)
ICICI Bank, Ltd., Sponsored ADR	†	222,017	6,090
Ireland (1.0%)
Anglo Irish Bank Corp. PLC		244,074	4,018
Japan (20.8%)
Credit Saison Co., Ltd.	(a)	114,700	5,996
Fanuc, Ltd.		39,726	3,746
Leopalace21 Corp.		136,788	5,318
Marubeni Corp.		1,798,000	10,328
Misawa Homes Holdings, Inc.	‡	62,500	3,295
Mitsubishi Tokyo Financial Group, Inc.		624	9,781
Murata Manufacturing Co., Ltd.		73,500	5,336
Nippon Electric Glass Co., Ltd.		311,000	6,999
Sega Sammy Holdings, Inc.		196,604	7,816
Seiyu, Ltd. (The)	‡†	2,326,000	5,703
Sumitomo Realty & Development Co., Ltd.		146,000	3,861
Toyota Motor Corp.		172,000	10,031
Yamada Denki Co., Ltd.		66,600	7,237
Luxembourg (1.4%)
Acergy SA	‡	362,608	5,899
Mexico (8.1%)
America Movil SA de CV-Class L, ADR		463,863	17,121
Cemex SA de CV, Sponsored ADR		237,062	16,006
Singapore (1.5%)
Capitaland, Ltd.		1,938,000	6,004
South Korea (2.1%)
Samsung Electronics Co., Ltd., GDR-144A		25,074	8,550
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, ADR	†	115,028	4,080
Switzerland (14.1%)
ABB, Ltd.	‡	865,909	12,323
Lonza Group AG		146,448	10,362
Roche Holding AG-Genusschein		53,890	8,263
Syngenta AG	‡	72,911	10,142
UBS AG		142,179	16,804

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

United Kingdom (10.7%)
BAE Systems PLC	540,621	4,103
BHP Billiton PLC	201,937	4,144
BP PLC	504,399	6,202
Carphone Warehouse Group PLC	734,727	4,484
Diageo PLC	511,830	8,419
Enterprise Inns PLC	291,575	4,945
GlaxoSmithKline PLC	72,457	2,049
Reckitt Benckiser PLC	259,497	9,429
Total Common Stocks (cost: $328,118)		400,581

		Principal	Value
SECURITY LENDING COLLATERAL (4.3%)
Debt (4.1%)
Bank Notes (0.5%)
Bank of America
4.81%, due 06/07/2006	*	588	588
4.81%, due 08/10/2006	*	567	567
Bear Stearns & Co.
5.01%, due 06/06/2006	*	227	227
5.01%, due 09/07/2006	*	681	681
Certificates of Deposit (0.3%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	567	567
Rabobank Nederland
4.87%, due 05/31/2006	*	567	567
Commercial Paper (0.2%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		341	341
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		567	567
Euro Dollar Overnight (0.8%)
Bank of Montreal
4.77%, due 05/02/2006		454	454
Dexia Group
4.78%, due 05/04/2006		567	567
Fortis Bank
4.77%, due 05/01/2006		227	227
Royal Bank of Canada
4.77%, due 05/01/2006		794	794
Royal Bank of Scotland
4.75%, due 05/03/2006		567	567
Svenska Handlesbanken
4.82%, due 05/01/2006		434	434
Euro Dollar Terms (1.1%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		454	454
Bank of the West
4.94%, due 06/16/2006		454	454
Barclays
4.79%, due 05/10/2006		681	681
4.77%, due 05/16/2006		227	227
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		341	341
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		341	341
Fortis Bank
4.83%, due 05/08/2006		227	227
Lloyds TSB Bank
4.81%, due 05/11/2006		340	340
Royal Bank of Scotland
4.87%, due 05/12/2006		454	454
Societe Generale
4.79%, due 05/10/2006		567	567
UBS AG

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

4.95%, due 06/20/2006		567	567
Repurchase Agreements (1.2%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $771 on 05/01/2006		771	771
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,668 on 05/01/2006		1,667	1,667
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $28 on 05/01/2006		28	28
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,703 on 05/01/2006		1,702	1,702
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $795 on 05/01/2006		794	794

		Shares	Value
Investment Companies (0.2%)

Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.78%		907,844	908
Merrimac Cash Fund, Premium Class
1-day yield of 4.61%	@	241,546	242
Total Security Lending Collateral (cost: $17,913)			17,913
Total Investment Securities (cost: $346,031)	#		$418,494

NOTES TO SCHEDULE OF INVESTMENTS:

‡                     Non-income producing.

†                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $16,796.

(a)             Passive Foreign Investment Company.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $5,108, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#                    Aggregate cost for Federal income tax purposes is $346,560. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $73,443 and $1,509, respectively. Net unrealized appreciation for tax purposes is $71,934.

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $9,117 or 2.2% of the net assets of the Fund.

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

ADR                            American Depositary Receipt

GDR                           Global Depositary Receipt

The notes to the financial statements are an integral part of this report.

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.4%	$62,919
Oil & Gas Extraction	8.2%	33,505
Chemicals & Allied Products	7.3%	29,932
Telecommunications	5.3%	21,605
Beverages	4.3%	17,659
Real Estate	4.2%	17,149
Wholesale Trade Durable Goods	3.9%	16,192
Electronic Components & Accessories	3.9%	16,081
Stone, Clay & Glass Products	3.9%	16,006
Rubber & Misc. Plastic Products	3.9%	15,947
Pharmaceuticals	3.7%	15,405
Primary Metal Industries	3.1%	12,908
Engineering & Management Services	3.0%	12,323
Radio & Television Broadcasting	2.6%	10,514
Railroads	2.5%	10,180
Automotive	2.4%	10,031
Drug Stores & Proprietary Stores	2.3%	9,417
Electronic & Other Electric Equipment	2.1%	8,550
Manufacturing Industries	1.9%	7,816
Radio, Television & Computer Stores	1.8%	7,237
Hotels & Other Lodging Places	1.5%	6,260
Petroleum Refining	1.5%	6,202
Personal Credit Institutions	1.5%	5,996
Retail Trade	1.4%	5,703
Restaurants	1.2%	4,945
Department Stores	1.0%	4,316
Business Services	1.0%	4,305
Aerospace	1.0%	4,103
Communications Equipment	1.0%	4,080
Residential Building Construction	0.8%	3,295
Investment Securities, at value	97.6%	400,581
Short-Term Investments	4.3%	17,913
Total Investment Securities	101.9%	418,494

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Global Allocation

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at December 6, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,101.40	0.94%	$3.92
Hypothetical(b)	1,000.00	1,016.13	0.94%	3.76

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (145 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Mercury Global Allocation

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Africa	0.2%
Asia	3.0%
Eastern Europe	0.1%
Europe	26.7%
Latin America	1.5%
North America	44.4%
Other	3.1%
Pacific Rim	18.7%
South America	2.3%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (14.3%)
United States (14.3%)
U.S. Treasury Inflation Indexed Bond
0.88%, due 04/15/2010		15,966	15,183
2.00%, due 04/15/2011		1,952	1,964
1.88%, due 07/15/2015	d	9,575	9,192
2.00%, due 01/15/2016		12,476	12,062
U.S. Treasury Note
3.50%, due 05/31/2007		1,000	985
4.38%, due 12/31/2007		700	694
4.88%, due 04/30/2008		600	600
4.25%, due 08/15/2014		400	379
4.25%, due 11/15/2014	†	2,750	2,600
Total U.S. Government Obligations (cost: $44,410)			43,659
FOREIGN GOVERNMENT OBLIGATIONS (6.2%)
Canada (0.3%)
Canada Government
4.00%, due 09/01/2010	CAD	1,000	881
Germany (1.0%)
Republic of Germany
4.25%, due 02/16/2007	EUR	2,500	3,173
Hong Kong (0.3%)
Hong Kong Government
4.23%, due 03/21/2011	HKD	6,500	826
Malaysia (0.5%)
Malaysia Government
8.60%, due 12/01/2007	MYR	3,500	1,038
3.76%, due 04/28/2011	MYR	2,250	609
New Zealand (0.1%)
New Zealand Government
4.50%, due 02/15/2016	NZD	400	344
Poland (0.3%)
Republic of Poland
3.00%, due 08/24/2016	PLN	2,550	846
Sweden (3.7%)
Kingdom of Sweden
4.00%, due 12/01/2008	SEK	66,441	11,137
Total Foreign Government Obligations (cost: $16,318)			18,854
CORPORATE DEBT SECURITIES (6.6%)
France (1.0%)
ERAP, Series E
3.38%, due 04/25/2008	EUR	1,250	1,573
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,572
Germany (1.3%)
Kreditanstalt fuer Wiederaufbau, Series E
4.50%, due 12/07/2008	GBP	2,000	3,604
Norddeutsche Landesbank Girozentrale, Series E
0.45%, due 01/19/2009	JPY	60,000	520
India (0.5%)
Tata Motors, Ltd.
1.00%, due 04/27/2011		750	911
ZEE Telefilms, Ltd.
0.50%, due 04/29/2009		590	690
Japan (0.3%)
Bank of Kyoto Ltd. (The)
1.90%, due 09/30/2009	JPY	44,000	803
Malaysia (0.0%)
TNB Capital L, Ltd.
2.63%, due 11/20/2007		80	89
Supra National (0.5%)
European Investment Bank, Series E
Zero Coupon, due 05/01/2008	BRL	4,000	1,442

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

United States (3.0%)
Anchor Glass Loan Agreement
Zero Coupon, due 09/30/2006		489	499
Fannie Mae
2.13%, due 10/09/2007	JPY	240,000	2,148
GS Group, Inc.
Zero Coupon, due 10/19/2007		1,400	1,378
Zero Coupon, due 02/16/2008		1,600	1,605
JP Morgan Chase & Co.
6.00%, due 08/15/2010		1,750	1,179
6.00%, due 08/15/2010		2,040	1,374
Zero Coupon, due 08/16/2010		800	539
McMoRan Exploration Co.
5.25%, due 10/06/2011		280	329
Nabi Biopharmaceuticals
2.88%, due 04/15/2025		80	70
Total Corporate Debt Securities (cost: $19,742)			20,325
CONVERTIBLE BOND (0.6%)
Bermuda (0.1%)
Hongkong Land CB 2005, Ltd.
2.75%, due 12/21/2012		200,000	228
Canada (0.0%)
Bema Gold Corp.
3.25%, due 02/25/2011		30,000	39
Cayman Islands (0.1%)
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010		200,000	214
India (0.1%)
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011		100,000	98
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010		200,000	222
Malaysia (0.1%)
Feringghi Capital, Ltd.
Zero Coupon, due 12/22/2009		300,000	310
IOI Investment Berhad
Zero Coupon, due 09/18/2009		40,000	53
Taiwan (0.1%)
Taiwan Cement Corp.
Zero Coupon, due 03/03/2009		325,000	424
Virgin Islands (Br) (0.1%)
Beijing Enterprises Investment, Ltd.
Zero Coupon, due 12/21/2010		265,000	315
Total Convertible Bond (cost: $1,777)			1,903

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
United States (0.2%)
Fannie Mae	8	762
Total Convertible Preferred Stocks (cost: $736)		762
PREFERRED STOCKS (0.1%)
Brazil (0.1%)
All America Latina Logistica SA	2,500	159
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,500,000	98
Usinas Siderurgicas de Minas Gerais SA-Class A	6,100	230
Total Preferred Stocks (cost: $355)		487
COMMON STOCKS (59.2%)
Australia (1.1%)
BHP Billiton, Ltd.	20,500	456
Coca-Cola Amatil, Ltd.	21,900	121
Excel Coal, Ltd.	19,100	124
Great Southern Plantations, Ltd.	25,300	75
Macquarie Airports	43,500	108

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Macquarie Bank, Ltd.		9,000	488
Macquarie Infrastructure Group	(a)	244,000	661
Newcrest Mining, Ltd.		13,300	230
Rio Tinto, Ltd.		7,000	418
Transurban Group		52,500	263
Woodside Petroleum, Ltd.		4,100	146
Zinifex, Ltd.		20,800	163
Belgium (0.6%)
AGFA-Gevaert NV		13,638	276
RHJ International	‡	38,000	943
RHJ International-144A		26,600	660
Bermuda (1.3%)
Accenture, Ltd.-Class A		300	9
Cheung Kong Infrastructure Holdings, Ltd.		92,000	300
Endurance Specialty Holdings, Ltd.		13,300	412
Foster Wheeler, Ltd.	‡	30,000	1,337
IPC Holdings, Ltd.		7,000	187
Platinum Underwriters Holdings, Ltd.		13,900	383
RenaissanceRe Holdings, Ltd.		6,800	286
Tyco International, Ltd.		25,300	667
Weatherford International, Ltd.	‡	4,200	222
Brazil (1.2%)
Aracruz Celulose SA, Sponsored ADR		1,700	94
Braskem SA-Class A		17,900	127
Cia Energetica de Minas Gerais, ADR		2,200	104
Cia Vale do Rio Doce-Class A, ADR	†	7,100	316
Companhia de Saneamento de Minas Gerais	‡	10,400	104
Cosan SA Industria e Comercio	‡	4,400	343
Gol Linhas Aereas Inteligentes SA, ADR		3,100	115
Localiza Rent A CAR		4,000	84
Obrascon Huarte Lain Brasil SA	‡	10,500	128
Petroleo Brasileiro SA, ADR		17,100	1,690
Submarino SA		6,500	176
Totvs SA	‡	10,300	198
Uniao de Bancos Brasileiros SA, GDR		1,200	95
Vivo Participacoes SA, ADR	‡	26,200	108
Canada (1.7%)
Agrium, Inc.		3,800	98
Alamos Gold, Inc.	‡	37,000	348
Barrick Gold Corp.		7,795	238
Bema Gold Corp.	‡	171,200	966
Biovail Corp.		400	10
Canadian Pacific Railway, Ltd.	†	5,200	276
Canadian Pacific Railway, Ltd.		18,400	976
Inco, Ltd.	†	6,100	344
IPSCO, Inc.		100	10
Kinross Gold Corp.	‡	20,400	250
Nortel Networks Corp.	‡	61,600	164
Petro-Canada		5,600	275
Rogers Communications, Inc.-Class B	†	14,200	603
Sun Life Financial, Inc.	†	200	8
Suncor Energy, Inc.		6,100	523
Suncor Energy, Inc.		400	34
Talisman Energy, Inc.		1,500	85
Cayman Islands (0.9%)
ACE, Ltd.		11,800	655
GlobalSantaFe Corp.		12,600	771
Noble Corp.		4,200	332
Seagate Technology	‡	400	11
Transocean, Inc.	‡	2,300	186
XL Capital, Ltd.-Class A	†	13,500	890
Chile (0.0%)
Enersis SA, Chile, Sponsored ADR		8,100	99
China (0.4%)
China Life Insurance Co., Ltd., ADR	‡	2,600	140

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

China Shenhua Energy Co., Ltd.-Class H		218,000	395
Guangshen Railway Co., Ltd.-Class H		698,900	268
Hainan Meilan International Airport Co., Ltd.		112,000	64
Ping An Insurance Group Co. of China, Ltd.		35,000	96
Shanghai Electric Group Corp.-Class H	‡	508,000	197
Yanzhou Coal Mining Co., Ltd.		164,900	140
Finland (0.2%)
Fortum Oyj		27,474	693
France (1.8%)
Alcatel SA, Sponsored ADR	† ‡	6,000	87
BNP Paribas		10,431	984
BNP Paribas Rights		1,043	95
Carrefour SA	‡	9,622	557
Credit Agricole SA		19,774	796
Peugeot SA	†	7,079	465
Renault SA		5,607	650
Total SA		4,485	1,238
Vinci SA		4,591	455
Vinci SA	‡	834	81
Germany (1.5%)
Allianz AG		2,294	383
BASF AG		6,544	560
Deutsche Post AG		23,566	627
Deutsche Postbank AG		5,277	403
Hochtief AG		7,107	485
RWE AG	†	6,951	602
Siemens AG		8,041	760
ThyssenKrupp AG		22,309	734
Hong Kong (0.6%)
Cheung Kong Holdings, Ltd.	(a)	32,000	361
Denway Motors, Ltd.		206,000	83
Hutchison Whampoa, Ltd.		67,000	658
Sun Hung Kai Properties, Ltd.		41,700	477
Wharf Holdings, Ltd.		79,000	317
Hungary (0.1%)
Mol Magyar Olaj- es Gazipari Rt.		3,412	405
India (2.3%)
Bajaj Auto, Ltd.		8,300	544
Container Corp. of India		9,600	347
Gujarat Ambuja Cements, Ltd.		176,400	457
Hindustan Petroleum Corp.		4,100	29
Housing Development Finance Corp.		28,700	830
Infosys Technologies, Ltd.		12,100	844
Reliance Capital Ventures, Ltd.	‡	131,400	75
Reliance Communication Ventures, Ltd.	‡	131,400	880
Reliance Energy Ventures, Ltd.	‡	131,400	125
Reliance Industries, Ltd.		118,000	2,648
Reliance Natural Resources, Ltd.	‡	131,400	86
State Bank of India, Ltd.		11,700	230
Wockhardt, Ltd.	‡	3,100	30
Indonesia (0.0%)
Bank Danamon Indonesia		150,500	88
Ireland (0.2%)
Allied Irish Banks PLC		17,305	417
Allied Irish Banks PLC		8,328	201
Israel (0.3%)
ECI Telecom, Ltd.	‡	65,600	701
Ectel, Ltd.	‡	3,500	19
Teva Pharmaceutical Industries, Ltd., ADR		5,223	212
Italy (1.0%)
Assicurazioni Generali SpA		10,734	402
Capitalia SpA		48,118	417
Enel SpA		46,233	399
ENI-Ente Nazionale Idrocarburi SpA		32,496	991
UniCredito Italiano SpA	(a)	92,669	697

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Japan (8.7%)
Aioi Insurance Co., Ltd.		159,000	1,147
Ajinomoto Co., Inc.		29,500	366
Asahi Glass Co., Ltd.		24,000	338
Bank of Fukuoka, Ltd. (The)		55,000	472
Bank of Yokohama, Ltd. (The)		43,000	336
Brother Industries, Ltd.		15,000	167
Canon, Inc.		9,800	747
Chubu Electric Power Co., Inc.		8,100	212
Coca-Cola Central Japan Co., Ltd.		31	293
Coca-Cola West Japan Co., Ltd.		16,700	411
Credit Saison Co., Ltd.	(a)	11,000	575
East Japan Railway Co.		53	413
Fanuc, Ltd.		3,100	292
Hitachi, Ltd.		21,000	156
Hokkaido Coca-Cola Bottling Co., Ltd.		15,000	102
Honda Motor Co., Ltd.		3,700	262
House Foods Corp.		5,100	85
Japan Tobacco, Inc.		105	421
JGC Corp.		35,000	611
Kinden Corp.		30,000	282
Kinki Coca-Cola Bottling Co., Ltd.		21,000	233
Kubota Corp.		51,000	575
Mikuni Coca-Cola Bottling Co., Ltd.		30,300	355
Millea Holdings, Inc.		115	2,286
Ministop Co., Ltd.		4,100	94
Mitsubishi Corp.		38,500	929
Mitsubishi Tokyo Financial Group, Inc.		40	627
Mitsui Sumitomo Insurance Co., Ltd.		156,000	2,097
Murata Manufacturing Co., Ltd.		8,200	595
Nipponkoa Insurance Co., Ltd.		139,000	1,238
Nomura Holdings, Inc.		37,000	834
NTT DoCoMo, Inc.		379	564
NTT Urban Development Corp.		51	418
Okumura Corp.		63,000	349
Rinnai Corp.		3,600	99
Rohto Pharmaceutical Co., Ltd.		17,000	206
Seven & I Holdings Co., Ltd.		20,500	792
Shin-Etsu Chemical Co., Ltd.		11,100	640
Shinsei Bank, Ltd.		56,000	391
Shionogi & Co., Ltd.		18,000	303
Sumitomo Chemical Co., Ltd.		69,000	603
Sumitomo Mitsui Financial Group, Inc.		90	985
Suzuki Motor Corp.		50,000	1,217
Takeda Pharmaceutical Co., Ltd.		17,000	1,036
Tanabe Seiyaku Co., Ltd.		20,000	235
Toho Co., Ltd.		15,700	303
Tokyo Gas Co., Ltd.		121,000	584
Toyota Industries Corp.		9,200	409
Luxembourg (0.0%)
Millicom International Cellular SA	† ‡	200	10
Malaysia (0.5%)
British American Tobacco Malaysia Berhad		22,600	260
IOI Corp. Berhad		115,000	451
Malakoff Berhad		20,500	55
Maxis Communications Berhad		92,400	223
PLUS Expressways Berhad		78,300	60
Telekom Malaysia Berhad		51,000	137
Tenaga Nasional Berhad		166,250	392
Mexico (0.3%)
Fomento Economico Mexicano SA de CV, Sponsored ADR		4,000	372
Grupo Televisa SA, Sponsored ADR		28,400	602
Netherland Antilles (0.3%)
Schlumberger, Ltd.	†	11,600	802

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Netherlands (0.5%)
Chicago Bridge & Iron Co. NV	† v	6,100	146
ING Groep NV		25,105	1,020
Koninklijke Ahold NV	‡	6,763	56
Royal Dutch Shell PLC- Class A, ADR		4,200	286
New Zealand (0.1%)
Contact Energy, Ltd.		23,500	119
Telecom Corp. of New Zealand, Ltd.		41,100	150
Norway (0.2%)
Statoil ASA		18,148	596
Panama (1.1%)
McDermott International, Inc.	‡ v	55,800	3,393
Peru (0.0%)
Cia de Minas Buenaventura SA, ADR		3,000	91
Puerto Rico (0.0%)
Santander BanCorp		1,300	30
Singapore (1.3%)
Capitaland, Ltd.		164,000	508
Fraser & Neave, Ltd.		32,500	454
Keppel Corp., Ltd.		102,000	987
Keppel Land, Ltd.		146,000	438
K-REIT Asia REIT		29,200	28
MobileOne, Ltd.		246,000	334
Oversea-Chinese Banking Corp.		62,000	267
Parkway Holdings, Ltd.		177,000	292
Pearl Energy, Ltd.	‡	46,800	58
Singapore Telecommunications, Ltd.		400,800	692
South Africa (0.2%)
Gold Fields, Ltd., Sponsored ADR		10,300	262
Sappi, Ltd., Sponsored ADR		6,100	86
Sasol, Ltd.		2,800	117
South Korea (2.4%)
Cheil Industries, Inc.		4,700	171
CJ Corp.		5,100	698
Korea Electric Power Corp.		14,400	640
KT Corp., ADR	†	45,200	1,052
KT&G Corp.		18,600	1,041
Lotte Shopping Co., GDR-144A	† ‡	3,600	75
LS Cable, Ltd.		11,300	467
Nong Shim Co., Ltd.		500	140
POSCO		3,300	920
POSCO, ADR	†	11,200	789
Pusan Bank		16,400	252
Samsung Fine Chemicals Co., Ltd.		16,000	492
SK Telecom Co., Ltd.		2,200	517
Spain (0.4%)
Banco Bilbao Vizcaya Argentaria SA		42,814	944
Cintra Concesiones de Infraestructuras de Transporte SA		9,000	122
Telefonica SA, Sponsored ADR		4,000	192
Sweden (0.4%)
Investor AB-Class B		29,748	580
Svenska Handelsbanken AB-Class A		18,946	543
Switzerland (0.7%)
Credit Suisse Group		22,433	1,405
Swiss Reinsurance	(a)	2,975	216
Swiss Reinsurance Rights, Expires 5/9/2006	m	2,975	—	o
Zurich Financial Services AG	‡	2,119	514
Taiwan (0.6%)
Cathay Financial Holding Co., Ltd.		33,000	74
Chunghwa Telecom Co., Ltd.		46,000	88
Chunghwa Telecom Co., Ltd., ADR		41,500	855
Delta Electronics, Inc.		129,000	402
Fubon Financial Holding Co., Ltd.		77,000	75
SinoPac Financial Holdings Co., Ltd.		236,000	131
Taishin Financial Holdings Co., Ltd.		192,000	126

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Thailand (1.0%)
Advanced Info Service PCL		41,100	97
Bangkok Expressway PCL		101,600	62
Hana Microelectronics PCL		215,500	165
Kasikornbank PCL		20,500	37
Land and Houses PCL		780,100	183
PTT Exploration & Production PCL		128,500	431
PTT PCL		92,400	635
Siam Cement PCL		61,600	416
Siam City Cement PCL		13,200	95
Siam Commercial Bank PCL		431,100	746
Thai Union Frozen Products PCL		67,700	56
United Kingdom (3.6%)
Aviva PLC		51,294	747
BAA PLC		33,425	515
BAE Systems PLC		63,784	484
Barclays PLC		77,787	969
BP PLC		59,505	732
Cadbury Schweppes PLC, ADR		13,100	523
Deutsche Bank AG Rights, Expires 9/15/2006		98,020	24
Diageo PLC, Sponsored ADR	†	4,000	265
Guinness Peat Group PLC		67,700	116
HBOS PLC		58,547	1,024
HSBC Holdings PLC		25,200	430
Kesa Electricals PLC		76,475	441
Prudential PLC		52,357	612
Royal Bank of Scotland Group PLC		33,709	1,097
Royal Dutch Shell PLC-Class B		23,654	843
Vodafone Group PLC		597,642	1,407
Vodafone Group PLC, ADR	v	27,800	659
United States (21.7%)
3Com Corp.	‡ v	69,100	372
Aames Investment Corp. REIT		4,100	22
Abbott Laboratories		9,000	385
Adaptec, Inc.	‡	32,300	179
Advanced Micro Devices, Inc.	† ‡	300	10
AES Corp. (The)	‡	12,100	205
Aetna, Inc.		5,050	194
Agere Systems, Inc.	‡	5,600	88
AK Steel Holding Corp.	‡	5,100	76
Albertson’s, Inc.	†	400	10
Alcoa, Inc.		33,100	1,118
Allegheny Technologies, Inc.		200	14
Alliance One International, Inc.		33,700	148
Alliant Energy Corp.		300	10
Allstate Corp. (The)		7,100	401
ALLTEL Corp.		9,500	612
Alon USA Energy, Inc.		1,600	43
Alpha Natural Resources, Inc.	‡	6,300	158
Altria Group, Inc.		8,600	629
Amerada Hess Corp.	†	1,800	258
American International Group, Inc.		30,400	1,984
AmerisourceBergen Corp.		3,000	129
Amgen, Inc.	‡	1,200	81
AMR Corp.	† ‡	400	10
Andrx Corp.	† ‡	5,700	133
Arch Coal, Inc.	† v	3,800	361
Archer-Daniels-Midland Co.		300	11
Assurant, Inc.		4,400	212
AT&T, Inc.		18,400	482
Autoliv, Inc.		200	11
Automatic Data Processing, Inc.		4,000	176
Avon Products, Inc.	†	7,100	232
Baker Hughes, Inc.		1,400	113
Bank of America Corp.		16,100	804

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Bank of New York Co., Inc. (The)		9,200	323
Bausch & Lomb, Inc.	† v	4,400	215
Baxter International, Inc.		5,000	188
Bear Stearns Cos. Inc. (The)		100	14
BellSouth Corp.		6,100	206
Borland Software Corp.	‡	11,600	59
Boston Scientific Corp.	† ‡	4,100	95
Bowater, Inc.		9,100	248
Bristol West Holdings, Inc.		3,400	63
Bristol-Myers Squibb Co.		18,200	462
Brocade Communications Systems, Inc.	‡	25,300	156
CA, Inc.	†	50,700	1,286
Cardinal Health, Inc.		100	7
Career Education Corp.	† ‡ v	14,600	538
Caterpillar, Inc.		100	8
CBS Corp.-Class B	† v	5,100	130
Ceridian Corp.	‡	400	10
Chevron Corp.		14,800	903
Cincinnati Bell, Inc.	‡	8,100	34
Circuit City Stores, Inc.		400	12
Cirrus Logic, Inc.	‡	17,300	163
Cisco Systems, Inc.	‡	87,700	1,837
CIT Group, Inc.		200	11
Citigroup, Inc.		30,800	1,538
Coca-Cola Co. (The)		8,100	340
Comcast Corp.-Class A	‡	17,100	529
Compuware Corp.	‡	6,100	47
Comverse Technology, Inc.	‡	3,100	70
ConAgra Foods, Inc.		11,700	265
ConocoPhillips		15,700	1,050
Consol Energy, Inc.		1,600	136
Constellation Brands, Inc.-Class A	‡	6,200	153
Corinthian Colleges, Inc.	‡ v	30,000	447
Corn Products International, Inc.		8,500	238
Crown Holdings, Inc.	‡	12,100	194
CSX Corp.		27,000	1,849
Cummins, Inc.		100	10
CVS Corp.		8,100	241
Darden Restaurants, Inc.		200	8
Devon Energy Corp.		4,000	240
Discovery Holding Co.-Class A	† ‡	1,300	19
du Pont (E.I.) de Nemours & Co.		6,100	269
El Paso Corp.		105,000	1,356
ENSCO International, Inc.		6,000	321
Extreme Networks	‡ v	15,000	68
Exxon Mobil Corp.		31,400	1,981
Fannie Mae	v	6,300	319
FedEx Corp.		2,300	265
Fifth Third Bancorp	†	8,100	327
Foundation Coal Holdings, Inc.		8,100	411
Freeport-McMoRan Copper & Gold, Inc.-Class B		4,000	258
Friedman Billings Ramsey Group, Inc.-Class A	†	47,200	510
General Communication-Class A	‡	14,500	174
General Dynamics Corp.		2,000	131
General Electric Co.		74,900	2,591
Global Payments, Inc.		200	9
Goldman Sachs Group, Inc. (The)		100	16
Halliburton Co.		4,200	328
Harman International Industries, Inc.		100	9
Hartford Financial Services Group, Inc. (The)		1,400	129
HCA, Inc.		8,100	356
Health Management Associates, Inc.-Class A		2,100	43
Healthsouth Corp.	‡	16,200	74
Hewlett-Packard Co.		12,100	393
Home Depot, Inc. (The)		5,000	200

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Humana, Inc.	‡	5,175	234
Information Resources, Inc. Rights, Expires 12/31/2009	‡	16,800	11
Intel Corp.		19,500	390
International Business Machines Corp.		12,800	1,054
International Coal Group, Inc.	‡	32,200	332
International Paper Co.		12,100	440
Intersil Corp.-Class A		300	9
James River Coal Co.	† ‡	1,400	49
JDS Uniphase Corp.	‡	50,600	177
Johnson & Johnson		18,200	1,067
JP Morgan Chase & Co.		4,000	182
Kerr-McGee Corp.	v	15,600	1,558
Key Energy Services, Inc.	‡	12,600	215
King Pharmaceuticals, Inc.	‡	800	14
Knight Capital Group, Inc.-Class A	‡	34,300	575
Lehman Brothers Holdings, Inc.		500	76
Leucadia National Corp.		200	12
Lexmark International, Inc.	‡ v	9,200	448
Liberty Global, Inc.-Class A	‡	2,100	43
Liberty Global, Inc.-Series C	‡	2,100	42
Liberty Media Corp.-Class A	‡	13,100	109
Lilly (Eli) & Co.		6,300	333
Lincoln National Corp.		200	12
Lucent Technologies, Inc.	‡	16,200	45
Lyondell Chemical Co.		5,300	128
Macquarie Infrastructure Co. Trust		29,400	858
Manor Care, Inc.		5,000	219
Marathon Oil Corp.		10,100	802
Marsh & McLennan Cos., Inc.		3,400	104
Mattel, Inc.		8,100	131
Maverick Tube Corp.	† ‡	4,600	250
McDonald’s Corp.	v	25,300	875
McGraw-Hill Cos., Inc. (The)		200	11
Medco Health Solutions, Inc.	‡	2,025	108
Mellon Financial Corp.		700	26
Merck & Co., Inc.		20,400	702
Microsoft Corp.		79,700	1,925
Mirant Corp.	‡	8,600	211
Molson Coors Brewing Co.-Class B		3,800	281
Morgan Stanley		11,100	714
Motorola, Inc.	v	29,800	636
MSC Industrial Direct Co.-Class A		200	10
Murphy Oil Corp.	v	6,000	301
National Oilwell Varco, Inc.	‡	2,000	138
Navistar International Corp.	‡	8,300	219
Newfield Exploration Co.	‡	3,400	152
Newmont Mining Corp.		4,000	233
Noble Energy, Inc.		3,400	153
Nordstrom, Inc.		300	11
Norfolk Southern Corp.	v	7,400	400
Novell, Inc.	† ‡ v	90,300	742
NTL, Inc.	† ‡	10,000	275
Nucor Corp.	†	100	11
NVIDIA Corp.	† ‡	400	12
Occidental Petroleum Corp.		6,000	616
Office Depot, Inc.	‡	300	12
Panera Bread Co.-Class A	† ‡ v	2,100	156
Pfizer, Inc.	v	45,900	1,163
Photronics, Inc.	‡	6,100	110
Pier 1 Imports, Inc.		12,500	151
Pogo Producing Co.	v	9,600	477
Polo Ralph Lauren Corp.		200	12
PPL Corp.		12,200	354
Procter & Gamble Co.		2,600	151
Prologis		1,200	60

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Prudential Financial, Inc.		1,400	109
Quanta Services, Inc.	† ‡	20,200	328
Qwest Communications International	† ‡	1,400	9
RadioShack Corp.		4,500	77
Ralcorp Holdings, Inc.	‡	4,000	149
Raytheon Co.		2,600	115
Red Hat, Inc.	† ‡	400	12
Reynolds American, Inc.		100	11
Rowan Cos., Inc.		7,300	324
Sanmina-SCI Corp.	‡	29,400	153
Sara Lee Corp.		5,500	98
Schering-Plough Corp.		14,000	270
Senomyx, Inc.	‡	5,600	80
Smurfit-Stone Container Corp.	‡	10,200	132
Solectron Corp.	‡	23,700	95
Sprint Nextel Corp.		19,300	479
St. Paul Travelers Cos., Inc. (The)		15,600	687
Staples, Inc.		400	11
Starbucks Corp.	‡	300	11
Stone Energy Corp.	‡	4,700	221
Sun Microsystems, Inc.	‡	101,100	505
Symantec Corp.	‡	10,000	164
Tellabs, Inc.	‡ v	5,300	84
Tenet Healthcare Corp.	‡	22,300	186
TIBCO Software, Inc.	‡ v	23,100	199
Tidewater, Inc.		2,100	122
Time Warner, Inc.		11,100	193
Todco-Class A	‡	3,200	147
Triad Hospitals, Inc.	‡	3,500	144
Tribune Co.		3,300	95
Tronox, Inc.-Class B	‡	1,875	32
Unifi, Inc.	‡	40,700	137
Union Pacific Corp.		15,800	1,441
United States Steel Corp.		1,300	89
UnitedHealth Group, Inc.		5,025	250
Valeant Pharmaceuticals International	† v	13,900	249
Ventas, Inc. REIT		3,000	98
Verizon Communications, Inc.		6,800	225
Viacom, Inc.-Class B	‡	5,100	203
W.R. Berkley Corp.		200	7
Wachovia Corp.		4,600	275
Walgreen Co.		4,000	168
Wal-Mart Stores, Inc.		4,000	180
Washington Mutual, Inc.		6,100	275
Waters Corp.	‡	3,100	140
Watson Pharmaceuticals, Inc.	‡	2,700	77
WellPoint, Inc.	‡	4,050	288
Wells Fargo & Co.		8,400	577
Wendy’s International, Inc.		3,000	185
Western Digital Corp.	‡	500	11
Whirlpool Corp.		100	9
Williams Cos., Inc. (The)		1,200	26
Wyeth		9,500	462
Total Common Stocks (cost: $161,615)			180,977

		Principal	Value
SHORT-TERM OBLIGATIONS (5.9%)
Europe (5.1%)
Eurodollar Time Deposit
2.57%, due 05/05/2006	EUR	4,102	5,166
2.62%, due 05/19/2006	EUR	4,106	5,172
2.64%, due 06/09/2006	EUR	4,116	5,185
Switzerland (0.8%)
Swiss Franc Time Deposit
1.10%, due 05/05/2006	CHF	3,030	2,436
Total Short-Term Obligations (cost: $17,357)			17,959

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

SECURITY LENDING COLLATERAL (4.1%)
Debt (3.8%)
Bank Notes (0.5%)
Bank of America
4.81%, due 06/07/2006	*	413	413
4.81%, due 08/10/2006	*	398	398
Bear Stearns & Co.
5.01%, due 06/06/2006	*	159	159
5.01%, due 09/07/2006	*	478	478
Certificates of Deposit (0.2%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	398	398
Rabobank Nederland
4.87%, due 05/31/2006	*	399	399
Commercial Paper (0.2%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		239	239
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		398	398
Euro Dollar Overnight (0.7%)
Bank of Montreal
4.77%, due 05/02/2006		319	319
Dexia Group
4.78%, due 05/04/2006		399	399
Fortis Bank
4.77%, due 05/01/2006		159	159
Royal Bank of Canada
4.77%, due 05/01/2006		558	558
Royal Bank of Scotland
4.75%, due 05/03/2006		399	399
Svenska Handlesbanken
4.82%, due 05/01/2006		304	304
Euro Dollar Terms (1.1%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		319	319
Bank of the West
4.94%, due 06/16/2006		319	319
Barclays
4.79%, due 05/10/2006		478	478
4.77%, due 05/16/2006		159	159
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		239	239
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		239	239
Fortis Bank
4.83%, due 05/08/2006		159	159
Lloyds TSB Bank
4.81%, due 05/11/2006		239	239
Royal Bank of Scotland
4.87%, due 05/12/2006		319	319
Societe Generale
4.79%, due 05/10/2006		399	399
UBS AG
4.95%, due 06/20/2006		399	399
Repurchase Agreements (1.1%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $541 on 05/01/2006		541	541
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,171 on 05/01/2006		1,171	1,171

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $20 on 05/01/2006	20	20
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,196 on 05/01/2006	1,196	1,196
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $558 on 05/01/2006	558	558

		Shares	Value
Investment Companies (0.3%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%		637,669	638
Merrimac Cash Fund, Premium Class 1-day yield of 4.61%	@	169,662	170
Total Security Lending Collateral (cost: $12,582)			12,582
Total Investment Securities (cost: $274,892)			$297,508

	Contracts	w	Value
WRITTEN OPTIONS (-0.3%)
Covered Call Options (-0.3%)
3Com Corp.	197		(20)
Call Strike $5.00
Expires 01/20/2007
Arch Coal, Inc.	38		(98)
Call Strike $75.00
Expires 01/20/2007
Bausch & Lomb, Inc.	14		(10)
Call Strike $45.00
Expires 10/21/2006
Bausch & Lomb, Inc.	30		(15)
Call Strike $50.00
Expires 01/20/2007
Career Education Corp.	60		(57)
Call Strike $30.00
Expires 01/20/2007
Career Education Corp.	72		(43)
Call Strike $35.00
Expires 01/20/2007
CBS Corp.	32		(4)
Call Strike $27.50
Expires 01/20/2007
Chicago Bridge & Iron Co.	27		(9)
Call Strike $25.00
Expires 01/20/2007
Corinthian Colleges, Inc.	300		(102)
Call Strike $12.50
Expires 01/20/2007
Extreme Networks	150		(7)
Call Strike $5.00
Expires 01/20/2007
Fannie Mae	6		(3)
Call Strike $50.00
Expires 01/20/2007
Kerr-McGee Corp.	50		(58)
Call Strike $100.00
Expires 01/20/2007
Lexmark International, Inc.	71		(35)
Call Strike $50.00
Expires 01/20/2007
McDermott International, Inc.	21		(25)
Call Strike $55.00
Expires 01/20/2007
McDonald’s Corp.	147		(40)
Call Strike $35.00
Expires 01/20/2007

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Motorola Inc.	256	(45)
Call Strike $22.50
Expires 01/20/2007
Murphy Oil Corp.	30	(17)
Call Strike $50.00
Expires 01/20/2007
Norfolk Southern Corp.	74	(115)
Call Strike $40.00
Expires 01/20/2007
Novell, Inc.	813	(118)
Call Strike $7.50
Expires 01/20/2007
Panera Bread Co.	21	(24)
Call Strike $65.00
Expires 08/19/2006
Pfizer, Inc.	68	(13)
Call Strike $25.00
Expires 01/20/2007
Pogo Producing Co.	56	(30)
Call Strike $50.00
Expires 01/20/2007
Tellabs, Inc.	53	(23)
Call Strike $12.50
Expires 01/20/2007
TIBCO Software, Inc.	78	(14)
Call Strike $7.50
Expires 01/20/2007
Valeant Pharmaceuticals International	139	(53)
Call Strike $15.00
Expires 01/20/2007
Vodafone Group PLC	72	(31)
Call Strike $20.00
Expires 01/20/2007
Total Written Options (premiums: $767)		(1,009)

NOTES TO SCHEDULE OF INVESTMENTS:

d               At April 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2006 is $960.

†                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $12,191.

(a)             Passive Foreign Investment Company.

‡                     Non-income producing.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $3,588, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

w                   Contract amounts are not in thousands.

o               Value is less than $1.

m               Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

v               At April 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2006, is $6,283.

#                    Aggregate cost for Federal income tax purposes is $274,918. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $25,588 and $2,998, respectively. Net unrealized appreciation for tax purposes is $22,590.

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $1,133 or 0.4% of the net assets of the Fund.

ADR                           American Depositary Receipt

BRL                              Brazilian Real

CAD                           Canadian dollar

CHF                           Swiss Franc

EUR                            Euro

GBP                            Great British Pound

GDR                           Global Depositary Receipt

JPY                                Japanese Yen

MYR                           Malaysian Ringgit

NZD                            New Zealand dollar

PLN                             Polish Zloty

REIT                          Real Estate Investment Trust

SEK                             Swedish Krona

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
10 Year Japan Government Bond	(4)	06/20/2006	$(4,644)	$69
Dax Index	3	06/16/2006	569	19
DJ EURO STOXX 50 Index	24	06/17/2006	1,145	20
FTSE 100 Index	(4)	06/17/2006	(438)	(4)
S&P 500 Index	(19)	06/17/2006	(6,251)	(61)
S&P/TSE 60 Index	1	06/16/2006	123	(2)
TOPIX Index	(5)	06/09/2006	(755)	(10)
			$(10,251)	$31

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Global Allocation

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
U.S. Government & Agency	14.3%	$43,659
Commercial Banks	10.1%	30,825
Sovereign Government	6.2%	18,854
Insurance	5.2%	16,037
Oil & Gas Extraction	4.3%	13,206
Telecommunications	3.5%	10,799
Petroleum Refining	3.1%	9,420
Security & Commodity Brokers	3.0%	9,238
Pharmaceuticals	2.5%	7,744
Computer & Data Processing Services	2.1%	6,355
Railroads	2.0%	6,129
Chemicals & Allied Products	2.0%	6,116
Construction	2.0%	6,040
Computer & Office Equipment	1.8%	5,416
Business Services	1.6%	4,931
Automotive	1.6%	4,771
Metal Mining	1.5%	4,612
Primary Metal Industries	1.4%	4,242
Food & Kindred Products	1.2%	3,601
Electronic Components & Accessories	1.2%	3,574
Beverages	1.1%	3,379
Electric Services	1.1%	3,350
Holding & Other Investment Offices	1.0%	3,129
Electronic & Other Electric Equipment	1.0%	3,010
Mining	0.7%	2,204
Mortgage Bankers & Brokers	0.7%	2,132
Engineering & Management Services	0.7%	2,083
Gas Production & Distribution	0.6%	1,966
Life Insurance	0.6%	1,902
Tobacco Products	0.6%	1,881
Communications Equipment	0.6%	1,796
Industrial Machinery & Equipment	0.5%	1,625
Radio & Television Broadcasting	0.5%	1,496
Stone, Clay & Glass Products	0.5%	1,393
Real Estate	0.4%	1,363
Health Services	0.4%	1,314
Restaurants	0.4%	1,079
Paper & Allied Products	0.4%	1,074
Business Credit Institutions	0.3%	1,035
Retail Trade	0.3%	1,005
Wholesale Trade Durable Goods	0.3%	1,004
Educational Services	0.3%	985
Food Stores	0.3%	972
Instruments & Related Products	0.2%	747
Communication	0.2%	692
Residential Building Construction	0.2%	659
Transportation & Public Utilities	0.2%	627
Aerospace	0.2%	615
Personal Credit Institutions	0.2%	575
Lumber & Other Building Materials	0.2%	538
Radio, Television & Computer Stores	0.2%	529
Motion Pictures	0.2%	516
Electric, Gas & Sanitary Services	0.2%	496
Insurance Agents, Brokers & Service	0.2%	467

Agriculture	0.1%	451
Drug Stores & Proprietary Stores	0.1%	408
Air Transportation	0.1%	390
Public Administration	0.1%	372
Specialty- Real Estate	0.1%	361
Medical Instruments & Supplies	0.1%	284
Savings Institutions	0.1%	275
Printing & Publishing	0.1%	236
Metal Cans & Shipping Containers	0.1%	194
Apparel Products	0.1%	183
Furniture & Home Furnishings Stores	0.1%	151
Toys, Games & Hobbies	0.0%	131
Water Transportation	0.0%	122
Research & Testing Services	0.0%	80
Warehouse	0.0%	60
Manufacturing Industries	0.0%	42
Apparel & Accessory Stores	0.0%	11
Management Services	0.0%	9
Covered Call Options	0.0%	0
Investment Securities, at value	87.2%	266,967
Short-Term Investments	10.0%	30,541
Total Investment Securities	97.2%	297,508

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Large Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at November 15, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,123.40	0.84%	$4.06
Hypothetical(b)	1,000.00	1,018.92	0.84%	3.86

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (166 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Mercury Large Cap Value

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

Basic Materials	3.8%
Communications	5.7%
Consumer Cyclical	5.0%
Consumer Non-Cyclical	12.5%
Energy	21.4%
Financial	26.4%
Industrial	8.0%
Other	8.4%
Technology	8.8%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (99.9%)
Aerospace (1.9%)
Lockheed Martin Corp.		50,000	$3,795
Northrop Grumman Corp.		85,000	5,686
Amusement & Recreation Services (1.7%)
Disney (Walt) Co. (The)		293,000	8,192
Apparel & Accessory Stores (0.7%)
Nordstrom, Inc.	†	90,000	3,450
Apparel Products (0.7%)
Polo Ralph Lauren Corp.		56,000	3,400
Automotive Dealers & Service Stations (0.7%)
AutoNation, Inc.	†‡	143,000	3,220
Beverages (0.6%)
Pepsi Bottling Group, Inc.		96,000	3,082
Business Credit Institutions (0.7%)
CIT Group, Inc.		68,000	3,673
Business Services (0.6%)
Convergys Corp.	‡	121,000	2,356
Manpower, Inc.		9,000	586
Chemicals & Allied Products (0.8%)
Eastman Chemical Co.		69,000	3,750
Tronox, Inc.-Class B	‡	2	—	o
Commercial Banks (6.8%)
Bank of America Corp.		136,000	6,789
Citigroup, Inc.		185,000	9,241
JP Morgan Chase & Co.		380,000	17,244
Communications Equipment (1.4%)
Avaya, Inc.	‡	107,000	1,284
Motorola, Inc.		262,000	5,594
Computer & Data Processing Services (5.3%)
CA, Inc.		67,000	1,699
Checkfree Corp.	†‡	79,000	4,256
Computer Sciences Corp.	‡	91,000	5,328
Compuware Corp.	‡	450,000	3,456
Electronic Data Systems Corp.		66,000	1,787
Fair Isaac Corp.		76,000	2,820
McAfee, Inc.	‡	47,000	1,226
NCR Corp.	‡	26,000	1,024
Sabre Holdings Corp.		141,000	3,256
Sybase, Inc.	‡	53,000	1,154
Computer & Office Equipment (3.4%)
Hewlett-Packard Co.		367,000	11,916
International Business Machines Corp.		56,000	4,611
Department Stores (1.1%)
JC Penney Co., Inc.		79,000	5,171
Electric Services (0.0%)
Edison International		3,000	121
Electronic & Other Electric Equipment (0.2%)
Whirlpool Corp.		13,000	1,167
Electronic Components & Accessories (3.3%)
Advanced Micro Devices, Inc.	†‡	174,000	5,629
Intersil Corp.-Class A		90,000	2,665
Micron Technology, Inc.	‡	73,000	1,239
QLogic Corp.	‡	184,000	3,829
Solectron Corp.	‡	662,000	2,648
Food & Kindred Products (1.4%)
Archer-Daniels-Midland Co.		186,000	6,759
Health Services (1.1%)
Caremark Rx, Inc.	‡	111,000	5,056
HCA, Inc.		11,000	483
Industrial Machinery & Equipment (0.5%)
SPX Corp.		47,000	2,573
Instruments & Related Products (2.8%)
Agilent Technologies, Inc.	‡	133,000	5,110

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Raytheon Co.		118,000	5,224
Rockwell Automation, Inc.		48,000	3,478
Insurance (9.0%)
Aetna, Inc.		92,000	3,542
AMBAC Financial Group, Inc.		11,000	906
American Financial Group, Inc.		53,000	2,347
Cigna Corp.		41,000	4,387
MGIC Investment Corp.		78,000	5,515
PMI Group, Inc. (The)		97,000	4,477
Principal Financial Group		115,000	5,901
SAFECO Corp.		69,000	3,581
St. Paul Travelers Cos., Inc. (The)		114,000	5,019
UnumProvident Corp.	†	150,000	3,046
WellPoint, Inc.	‡	77,000	5,467
Insurance Agents, Brokers & Service (2.5%)
AON Corp.		86,000	3,604
Hartford Financial Services Group, Inc. (The)		57,000	5,240
Humana, Inc.	‡	72,000	3,253
Iron & Steel Foundries (0.8%)
Precision Castparts Corp.		61,000	3,842
Life Insurance (3.7%)
Lincoln National Corp.		99,000	5,750
Metlife, Inc.	†	96,000	5,002
Nationwide Financial Services-Class A		14,000	614
Prudential Financial, Inc.	†	88,000	6,875
Metal Mining (1.0%)
Phelps Dodge Corp.		54,000	4,654
Mortgage Bankers & Brokers (0.9%)
Countrywide Financial Corp.	†	110,000	4,473
Oil & Gas Extraction (6.7%)
Anadarko Petroleum Corp.		65,000	6,813
Apache Corp.		76,000	5,400
Devon Energy Corp.		114,000	6,853
Kerr-McGee Corp.		58,000	5,792
Occidental Petroleum Corp.		78,000	8,014
Paperboard Containers & Boxes (0.2%)
Sonoco Products Co.		29,000	908
Petroleum Refining (16.6%)
Amerada Hess Corp.		40,000	5,731
Chevron Corp.		66,000	4,027
ConocoPhillips		197,000	13,179
Exxon Mobil Corp.		552,000	34,820
Marathon Oil Corp.		85,000	6,746
Sunoco, Inc.		63,000	5,106
Tesoro Corp.		59,000	4,125
Valero Energy Corp.		116,000	7,510
Pharmaceuticals (7.2%)
AmerisourceBergen Corp.		106,000	4,574
Cardinal Health, Inc.		67,000	4,512
McKesson Corp.		55,000	2,672
Merck & Co., Inc.		270,000	9,293
Pfizer, Inc.		559,000	14,159
Primary Metal Industries (2.5%)
Nucor Corp.	†	57,000	6,203
United States Steel Corp.	†	85,000	5,823
Printing & Publishing (0.2%)
American Greetings-Class A	†	44,000	991
Radio & Television Broadcasting (0.3%)
Univision Communications, Inc.-Class A	‡	46,000	1,642
Radio, Television & Computer Stores (0.5%)
Circuit City Stores, Inc.		87,000	2,501
Railroads (2.0%)
CSX Corp.		50,000	3,425
Norfolk Southern Corp.		115,000	6,210
Residential Building Construction (0.5%)

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Ryland Group, Inc.		41,000	2,588
Retail Trade (0.4%)
Dollar Tree Stores, Inc.	‡	69,000	1,799
Security & Commodity Brokers (7.5%)
Bear Stearns Cos. Inc. (The)	†	45,000	6,413
E*TRADE Financial Corp.	‡	137,000	3,409
Goldman Sachs Group, Inc. (The)		57,000	9,137
Lehman Brothers Holdings, Inc.		54,000	8,162
Morgan Stanley		152,000	9,774
Telecommunications (1.7%)
Citizens Communications Co.		243,000	3,227
Qwest Communications International	†‡	723,000	4,851
Total Common Stocks (cost: $424,638)			488,911

		Principal	Value
SECURITY LENDING COLLATERAL (9.1%)
Debt (8.5%)
Bank Notes (1.0%)
Bank of America
4.81%, due 06/07/2006	*	1,464	1,464
4.81%, due 08/10/2006	*	1,412	1,412
Bear Stearns & Co.
5.01%, due 06/06/2006	*	565	565
5.01%, due 09/07/2006	*	1,695	1,695
Certificates Of Deposit (0.6%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	1,412	1,412
Rabobank Nederland
4.87%, due 05/31/2006	*	1,412	1,412
Commercial Paper (0.5%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		848	848
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		1,410	1,410
Euro Dollar Overnight (1.5%)
Bank of Montreal
4.77%, due 05/02/2006		1,130	1,130
Dexia Group
4.78%, due 05/04/2006		1,412	1,412
Fortis Bank
4.77%, due 05/01/2006		565	565
Royal Bank of Canada
4.77%, due 05/01/2006		1,977	1,977
Royal Bank of Scotland
4.75%, due 05/03/2006		1,412	1,412
Svenska Handlesbanken
4.82%, due 05/01/2006		1,079	1,079
Euro Dollar Terms (2.4%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		1,130	1,130
Bank of the West
4.94%, due 06/16/2006		1,130	1,130
Barclays
4.79%, due 05/10/2006		1,695	1,695
4.77%, due 05/16/2006		565	565
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		848	848
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		848	848
Fortis Bank
4.83%, due 05/08/2006		565	565
Lloyds TSB Bank

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

4.81%, due 05/11/2006		847	847
Royal Bank of Scotland
4.87%, due 05/12/2006		1,130	1,130
Societe Generale
4.79%, due 05/10/2006		1,412	1,412
UBS AG
4.95%, due 06/20/2006		1,412	1,412
Repurchase Agreements (2.5%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $1,919 on 05/01/2006		1,918	1,918
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $4,151 on 05/01/2006		4,150	4,150
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $70 on 05/01/2006		70	70
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $4,239 on 05/01/2006		4,237	4,237
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $1,978 on 05/01/2006		1,977	1,977

		Shares	Value
Investment Companies (0.6%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.78%		2,259,776	2,260
Merrimac Cash Fund, Premium Class
1-day yield of 4.61%	@	601,249	601
Total Security Lending Collateral (cost: $44,588)			44,588
Total Investment Securities (cost: $469,226)	#		$533,499

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

†                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $43,288.

‡                     Non-income producing.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $12,716, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

o               Value is less than $1.

#                    Aggregate cost for Federal income tax purposes is $469,265. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $67,613 and $3,379, respectively. Net unrealized appreciation for tax purposes is $64,234.

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $1,410 or 0.3% of the net assets of the Fund.

TA IDEX Neuberger Berman International

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at December 6, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,210.23	1.05%	$4.61
Hypothetical(b)	1,000.00	1,015.69	1.05%	4.20

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (145 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Neuberger Berman International

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Europe	57.9%
North America	12.2%
Other	1.5%
Pacific Rim	23.3%
South America	5.1%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

			Shares	Value
PREFERRED STOCKS (3.4%)
Brazil (1.2%)
Universo Online SA	‡		736,380	5,282
Germany (2.2%)
Porsche AG			10,180	10,136
Total Preferred Stocks (cost: $13,645)				15,418

COMMON STOCKS (92.3%)
Australia (5.5%)
Hardman Resources, Ltd.	‡		4,323,320	7,742
Paladin Resources, Ltd.	‡		1,312,280	4,520
Timbercorp, Ltd.			655,790	1,712
Woodside Petroleum, Ltd.			321,290	11,409
Belgium (3.5%)
Euronav NV			167,430	4,804
Fortis			46,760	1,750
InBev			193,440	9,742
Bermuda (1.5%)
TPV Technology, Ltd.			6,505,000	7,047
Brazil (3.8%)
Cia Vale do Rio Doce-Class A, ADR	†		126,600	5,631
Petroleo Brasileiro SA, ADR			99,700	9,853
Ultrapar Participacoes SA, Sponsored ADR			125,600	2,207
Canada (10.2%)
Addax Petroleum Corp.	‡		42,300	1,129
Addax Petroleum Corp., 144A	‡○		59,700	1,594
Canadian Natural Resources, Ltd.			151,400	9,080
Centurion Energy International, Inc.	‡		378,200	4,050
Corus Entertainment, Inc.			224,300	7,432
Great Canadian Gaming Corp.	‡		464,100	5,836
MacDonald Dettwiler & Associates, Ltd.	‡		109,600	4,988
Suncor Energy, Inc.			77,954	6,660
Talisman Energy, Inc.			116,700	6,576
France (5.5%)
BNP Paribas			85,000	8,020
GameLoft	‡		278,870	2,104
IPSOS			23,241	3,416
Publicis Groupe			49,880	2,070
Societe Generale-Class A	†		25,040	3,820
Total SA, ADR			42,600	5,880
Germany (3.7%)
Continental AG			45,670	5,429
Rhoen Klinikum AG			43,390	2,017
Wacker Chemie AG	‡		30,290	3,968
Wincor Nixdorf AG			40,160	5,767
Gibraltar (1.2%)
888 Holdings PLC	‡		1,233,260	5,386
Greece (0.6%)
Titan Cement Co. SA			51,650	2,623
Ireland (8.7%)
Allied Irish Banks PLC			192,370	4,637
Anglo Irish Bank Corp. PLC			809,590	13,329
C&C Group PLC			930,227	7,242
CRH PLC			266,500	9,753
DCC PLC			75,690	1,835
Dragon Oil PLC	‡		996,870	3,524
Italy (0.5%)
Marazzi Group SpA	‡		178,650	2,145
Japan (14.5%)
Acom Co., Ltd.	(a	)	74,200	4,314
Aica Kogyo Co., Ltd.			64,800	936
Brother Industries, Ltd.			1,109,000	12,372
Chiyoda Corp.			96,000	2,152

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

FCC Co, Ltd.		231,400	5,116
Heiwa Corp.		347,400	5,281
Hisamitsu Pharmaceutical Co., Inc.		75,300	2,314
Mars Engineering Corp.		238,500	6,432
Maruichi Steel Tube, Ltd.		131,300	3,225
Namco Bandai Holdings, Inc.		30,100	433
Nihon Kohden Corp.		85,300	1,494
Nissan Motor Co., Ltd.		606,600	7,952
Nissin Healthcare Food Service Co., Ltd.		137,400	2,092
Plenus Co., Ltd.		168,300	6,234
Takeda Pharmaceutical Co., Ltd.		37,100	2,261
Takuma Co., Ltd.		147,000	1,242
Tenma Corp.		175,800	3,356
Luxembourg (1.2%)
Tenaris SA, ADR		124,500	5,715
Netherlands (0.8%)
Aalberts Industries NV		46,680	3,799
Norway (1.8%)
ProSafe ASA		140,570	8,328
South Korea (2.5%)
Hyundai Mobis		24,830	2,193
KT Corp.		105,900	4,761
SK Telecom Co., Ltd.		19,440	4,565
Spain (1.0%)
Renta Corp. Real Estate SA	‡	29,990	1,043
Telefonica SA, Sponsored ADR	†	70,800	3,398
Sweden (2.6%)
Intrum Justitia AB		474,300	4,463
Lundin Petroleum AB	‡†	163,900	2,252
Nobia AB		162,300	5,109
Switzerland (1.4%)
Advanced Digital Broadcast Holdings SA	‡	55,560	6,701
Taiwan (0.4%)
Hsinchu International Bank		3,797,000	1,964
United Kingdom (21.4%)
Barclays PLC		621,350	7,736
Barratt Developments PLC		249,370	4,496
Burren Energy PLC		597,360	10,652
GlaxoSmithKline PLC		114,253	3,231
Kensington Group PLC		302,803	6,230
MFI Furniture PLC		2,947,610	5,894
NETeller PLC	‡	389,880	5,492
Northern Rock PLC		355,010	6,840
Punch Taverns PLC		470,730	7,495
Redrow PLC		766,820	7,408
RPS Group PLC		1,436,791	5,171
Trinity Mirror PLC		501,160	5,001
Tullow Oil PLC		997,350	7,460
Vodafone Group PLC		4,337,160	10,209
William Hill PLC		515,860	5,949
Total Common Stocks (cost: $362,980)			427,488

		Principal	Value
SECURITY LENDING COLLATERAL (2.6%)
Debt (2.4%)
Bank Notes (0.3%)
Bank of America
4.81%, due 06/07/2006	*	399	399
4.81%, due 08/10/2006	*	385	385
Bear Stearns & Co.
5.01%, due 06/06/2006	*	154	154
5.01%, due 09/07/2006	*	462	462
Certificates of Deposit (0.2%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	385	385

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Rabobank Nederland
4.87%, due 05/31/2006	*	385	385
Commercial Paper (0.1%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		231	231
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		385	385
Euro Dollar Overnight (0.4%)
Bank of Montreal
4.77%, due 05/02/2006		308	308
Dexia Group
4.78%, due 05/04/2006		385	385
Fortis Bank
4.77%, due 05/01/2006		154	154
Royal Bank of Canada
4.77%, due 05/01/2006		540	540
Royal Bank of Scotland
4.75%, due 05/03/2006		385	385
Svenska Handlesbanken
4.82%, due 05/01/2006		294	294
Euro Dollar Terms (0.7%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		308	308
Bank of the West
4.94%, due 06/16/2006		308	308
Barclays
4.79%, due 05/10/2006		462	462
4.77%, due 05/16/2006		154	154
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		231	231
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		231	231
Fortis Bank
4.83%, due 05/08/2006		154	154
Lloyds TSB Bank
4.81%, due 05/11/2006		231	231
Royal Bank of Scotland
4.87%, due 05/12/2006		308	308
Societe Generale
4.79%, due 05/10/2006		385	385
UBS AG
4.95%, due 06/20/2006		385	385
Repurchase Agreements (0.7%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $523 on 05/01/2006		523	523
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,132 on 05/01/2006		1,132	1,132
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $19 on 05/01/2006		19	19
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,156 on 05/01/2006		1,156	1,156
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $539 on 05/01/2006		540	540

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
Investment Companies (0.2%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.78%		616,289	617
Merrimac Cash Fund, Premium Class
1-day yield of 4.61%	@	163,974	164
Total Security Lending Collateral (cost: $12,160)			12,160
Total Investment Securities (cost: $388,785)	#		$455,066

NOTES TO SCHEDULE OF INVESTMENTS:

‡                     Non-income producing.

†                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $11,706.

(a)             Passive Foreign Investment Company.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $3,468, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

○                 Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

#                    Aggregate cost for Federal income tax purposes is $388,785. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $68,769 and $2,488, respectively. Net unrealized appreciation for tax purposes is $66,281.

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $1,979 or 0.4% of the net assets of the Fund.

ADR                            American Depositary Receipt

The notes to the financial statements are an integral part of this report.

TA IDEX Neuberger Berman International

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Oil & Gas Extraction	20.6%	$95,243
Commercial Banks	8.9%	41,255
Telecommunications	5.0%	22,933
Automotive	3.9%	18,088
Amusement & Recreation Services	3.8%	17,603
Beverages	3.7%	16,983
Security & Commodity Brokers	3.5%	16,186
Restaurants	3.4%	15,821
Business Services	3.1%	14,274
Computer & Data Processing Services	2.8%	13,153
Electronic Components & Accessories	2.7%	12,372
Residential Building Construction	2.6%	11,905
Manufacturing Industries	2.5%	11,713
Furniture & Fixtures	2.4%	11,003
Metal Mining	2.2%	10,152
Lumber & Other Building Materials	2.1%	9,753
Electronic & Other Electric Equipment	2.0%	8,845
Pharmaceuticals	1.7%	7,807
Radio & Television Broadcasting	1.6%	7,432
Motor Vehicles, Parts & Supplies	1.6%	7,309
Chemicals & Allied Products	1.5%	7,111
Computer & Office Equipment	1.5%	7,047
Mortgage Bankers & Brokers	1.5%	6,840
Petroleum Refining	1.4%	6,660
Rubber & Misc. Plastic Products	1.2%	5,429
Electric, Gas & Sanitary Services	1.1%	5,171
Printing & Publishing	1.1%	5,001
Water Transportation	1.0%	4,804
Personal Credit Institutions	0.9%	4,314
Holding & Other Investment Offices	0.8%	3,547
Engineering & Management Services	0.7%	3,394
Fabricated Metal Products	0.7%	3,356
Primary Metal Industries	0.7%	3,225
Stone, Clay & Glass Products	0.6%	2,623
Health Services	0.4%	2,017
Medical Instruments & Supplies	0.3%	1,494
Real Estate	0.2%	1,043
Investment Securities, at value	95.7%	442,906
Short-Term Investments	2.6%	12,160
Total Investment Securities	98.3%	455,066

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Developing Markets

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at December 6, 2005 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,183.60	1.45%	$6.29
Hypothetical(b)	1,000.00	1,014.10	1.45%	5.80

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (145 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Oppenheimer Developing Markets

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Africa	6.4%
Asia	15.0%
Eastern Europe	5.8%
Europe	1.8%
Latin America	8.5%
Other	7.7%
Pacific Rim	40.8%
South America	14.0%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
PREFERRED STOCKS (5.8%)
Brazil (5.3%)
All America Latina Logistica SA		40,000	2,534
Banco Bradesco SA		104,450	3,956
Cia de Bebidas das Americas, ADR		30,900	1,431
Cia Energetica de Minas Gerais		1,894,000	89
Eletropaulo Metropolitana de Sao Paulo SA	‡	42,487,900	2,114
Empresa Brasileira de Aeronautica SA		159,000	1,549
Lojas Americanas SA		64,191,000	2,655
Sadia SA		1,246,000	3,438
Suzano Bahia Sul Papel e Celulose SA		2,000	14
Tele Norte Leste Participacoes SA		28,000	508
South Korea (0.5%)
Hyundai Motor Co.		11,650	671
LG Electronics, Inc.		13,520	695
S-Oil Corp.		7,540	436
Total Preferred Stocks (cost: $17,732)			20,090

COMMON STOCKS (91.6%)
Bermuda (0.9%)
Dairy Farm International Holdings, Ltd.		9,000	31
Guoco Group, Ltd.		85,000	1,056
Midland Holdings, Ltd.		2,206,000	1,280
Varitronix International, Ltd.		996,000	784
Brazil (8.5%)
Banco Nossa Caixa SA		47,000	1,056

Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR		102,900	4,050
Cia de Bebidas das Americas, ADR		10,000	409
Cia Vale do Rio Doce-Class A, ADR		67,600	3,007
Cyrela Brazil Realty SA, GDR-144A	‡§	15,200	2,580
Diagnosticos da America SA	‡	161,300	4,088
Empresa Brasileira de Aeronautica SA		122,000	1,185
Gafisa SA	‡	75,400	767
Light SA	‡	41,517,000	322
Natura Cosmeticos SA		97,500	1,236
Petroleo Brasileiro SA, ADR		8,900	791
Petroleo Brasileiro SA, ADR		50,500	4,991
Rossi Residencial SA		18,000	191
Tele Norte Leste Participacoes SA		92,000	3,739
Vivo Participacoes SA, ADR	‡	193,000	797
Cayman Islands (0.3%)
Hutchison Telecommunications International, Ltd.	‡	563,000	991
China (1.1%)
China Petroleum & Chemical Corp.-Class H		2,468,000	1,568
China Shenhua Energy Co., Ltd.-Class H		740,000	1,341
Sinotrans, Ltd.-Class H		3,002,000	1,036
Egypt (3.0%)
Commercial International Bank, GDR		92,300	1,131
Commercial International Bank, GDR-144A	‡§	60,700	744
Eastern Tobacco		13,288	845
Medinet Nasr Housing		49,862	823
Orascom Construction Industries		3,887	160
Orascom Telecom Holding SAE	‡	66,475	3,507
Vodafone Egypt Telecommunications SAE		200,652	2,999
Hong Kong (1.8%)
Hang Lung Development Co.		517,000	1,230
Henderson Land Development		467,000	2,743
Link (The) REIT	‡(a)	656,000	1,447
Shaw Brothers (Hong Kong)		80,000	109
Television Broadcasts, Ltd.		128,000	800
Hungary (1.4%)
Magyar Telekom Telecommunications PLC		435,239	1,987

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

OTP Bank Rt		72,100	2,792
India (14.6%)
Amtek Auto, Ltd.		311,300	2,385
Bajaj Auto, Ltd.		16,900	1,107
Bharat Electronics, Ltd.		21,300	629
Bharat Heavy Electricals		33,823	1,767
Bharat Petroleum Corp., Ltd.		184,300	1,819
Bharti Televentures	‡	253,700	2,292
Cipla, Ltd.		21,550	122
GAIL India, Ltd.		319,230	2,064
Gateway Distriparks, Ltd., GDR-144A	§	39,400	213
HCL Technologies, Ltd.		212,400	2,721
Hindustan Petroleum Corp.		195,500	1,402
Housing Development Finance Corp.		123,700	3,576
ICICI Bank, Ltd., Sponsored ADR		75,200	2,063
Infosys Technologies, Ltd.		60,500	4,221
Infosys Technologies, Ltd., ADR		23,400	1,840
ITC, Ltd.		395,100	1,769
Larsen & Toubro, Ltd.		60,600	3,637
Mahindra & Mahindra, Ltd.		121,152	1,685
NTPC, Ltd.		173,600	526
Oil & Natural Gas Corp., Ltd.		37,970	1,094
Ranbaxy Laboratories, Ltd.		186,683	1,963
Reliance Capital Ventures, Ltd.	‡	203,500	117
Reliance Communication Ventures, Ltd.	‡	203,500	1,362
Reliance Energy Ventures, Ltd.	‡	203,500	194
Reliance Industries, Ltd.		163,400	3,666
Reliance Natural Resources, Ltd.	‡	197,500	130
Rico Auto Industries, Ltd.		304,000	610
Sun Pharmaceuticals Industries, Ltd.		50,900	988
Tata Consultancy Services, Ltd.		95,409	4,210
Trent, Ltd.		24,276	449
Indonesia (5.3%)
Aneka Tambang Tbk PT		4,833,500	3,161
Astra International Tbk PT		2,161,500	2,962
Bank Mandiri Persero Tbk PT		8,342,500	1,831
Gudang Garam Tbk PT		1,741,500	2,090
Indosat Tbk PT		5,805,000	3,532
Telekomunikasi Indonesia Tbk PT		5,525,500	4,713
Israel (3.3%)
Bank Hapoalim, Ltd.		537,910	2,709
Bank Leumi Le-Israel		857,800	3,358
Check Point Software Technologies, Ltd.	‡	141,900	2,746
Elbit Systems, Ltd.		5,117	131
Israel Discount Bank, Ltd.-Class A	‡	354,500	735
Ormat Industries		19,200	182
Teva Pharmaceutical Industries, Ltd., ADR		40,500	1,640
Mexico (7.6%)
America Movil SA de CV-Class L, ADR		256,700	9,475
Cemex SA de CV, Sponsored ADR		49,000	3,308
Consorcio ARA SA de CV		257,400	1,360
Corp Interamericana de Entretenimiento SA-Class B	‡	389,400	738
Corporacion Geo SA de CV- Class B	‡	649,100	2,429
Empresas ICA Sociedad Controladora SA de CV	‡	715,900	2,228
Fomento Economico Mexicano SA de CV, Sponsored ADR		18,000	1,672
Grupo Financiero Banorte SA de CV- Class O		127,200	331
Grupo Financiero Inbursa SA-Class O		829,800	1,310
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV	‡	1,292,400	1,279
Sare Holding SA de CV-Class B	‡	1,752,229	2,047
Norway (0.5%)
DET Norske Oljeselskap		178,600	1,836
Panama (0.7%)
Banco Latinoamericano de Exportaciones SA		142,200	2,395

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Philippine Islands (0.9%)
Jollibee Foods Corp.		1,367,700	938
SM Prime Holdings		14,786,489	2,228
Singapore (0.3%)
Keppel Corp., Ltd.		1,000	10
Singapore Press Holdings, Ltd.		348,000	942
South Africa (6.2%)
Anglo Platinum, Ltd.		40,400	3,876
AngloGold Ashanti, Ltd., ADR		53,400	2,920
Aveng, Ltd.		54,498	214
Harmony Gold Mining Co., Ltd., ADR	‡	60,100	1,010
Impala Platinum Holdings, Ltd.		14,600	2,749
JD Group, Ltd.		53,500	821
Liberty Group, Ltd.		75,300	1,032
Massmart Holdings, Ltd.		125,500	1,219
Murray & Roberts Holdings, Ltd.		264,470	1,188
Standard Bank Group, Ltd.		238,100	3,374
Steinhoff International Holdings, Ltd.		580,100	2,283
Tiger Brands, Ltd.		29,982	829
South Korea (17.4%)
Amorepacific Corp.		4,260	1,565
Celrun Co., Ltd.	‡	38,350	354
Daegu Bank		54,930	1,031
FINETEC Corp.		74,852	952
GS Engineering & Construction Corp.		10,720	777
GS Home Shopping, Inc.		14,327	1,376
Hana Financial Group, Inc.		50,070	2,458
Humax Co., Ltd.		108,872	2,736
Hynix Semiconductor, Inc.	‡	66,110	2,309
Hyundai Development Co.		18,130	1,051
Hyundai Engineering & Construction, Co., Inc.	‡	44,534	2,772
Hyundai Heavy Industries Co., Ltd.		14,557	1,395
Hyundai Mobis		17,590	1,553
Hyundai Motor Co.		60,694	5,335
Jeonbuk Bank		88,181	875
Joongang Construction		10,360	255
Kia Motors Corp.		231,770	4,767
Kolon Engineering & Construction Co., Ltd.		5,979	100
Kookmin Bank, ADR		21,300	1,897
Korea Investment Holdings Co., Ltd.		24,960	1,069
KT&G Corp.		640	36
Kyeryong Construction Industrial Co., Ltd.		19,920	938
LG Corp.		23,232	809
LG Electronics, Inc.		19,920	1,649
Mirae Asset Securities Co., Ltd.	‡	17,401	1,118
Mobilians Co., Ltd.	‡	13,090	149
Mobilians Co., Ltd. Rights, Expires 05/24/2006		1,978	5
MtekVision Co., Ltd.		28,826	960
NHN Corp.	‡	2,353	836
Samsung Electronics Co., Ltd.		7,274	4,967
Shinhan Financial Group Co., Ltd.		21,320	1,062
SK Telecom Co., Ltd.		1,766	415
SK Telecom Co., Ltd., ADR		131,700	3,516
S-Oil Corp.		27,550	2,132
Ssangyong Motor Co.	‡	402,904	2,713
Telechips, Inc.		22,707	539
Woori Finance Holdings Co., Ltd.		122,860	2,775
Yedang Entertainment Co., Ltd.	‡	82,850	747
Taiwan (11.1%)
AU Optronics Corp.		822,000	1,347
Cathay Financial Holding Co., Ltd.		1,020,000	2,286
China Motor Corp.		662,000	705
Continental Engineering Corp.		836,000	406
Far Eastern Textile Co., Ltd.		522,000	479
Far EasTone Telecommunications Co., Ltd.		581,000	723

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Fubon Financial Holding Co., Ltd.		2,868,000	2,778
Fubon Financial Holding Co., Ltd., Sponsored GDR		57,200	554
High Tech Computer Corp.		55,000	1,758
Hon Hai Precision Industry Co., Ltd.		462,000	3,135
Inventec Appliances Corp.		474,000	2,243
Inventec Co., Ltd.		2,129,000	1,535
Lite-On Technology Corp.		1,958,000	3,087
Merry Electronics Co., Ltd.		307,000	1,082
Mitac International		917,000	1,063
Motech Industries, Inc.		46,000	1,276
Powerchip Semiconductor Corp.		1,855,000	1,279
President Chain Store Corp.		417,000	1,043
Quanta Computer, Inc.		1,821,000	3,196
Shin Kong Financial Holding Co., Ltd.		247,000	263
Sunplus Technology Co., Ltd.		1,723,000	2,122
Synnex Technology International Corp.		936,000	1,157
Taiwan Fertilizer Co., Ltd.		84,000	155
Uni-President Enterprises Corp.		545,700	411
United Microelectronics Corp.		5,922,000	4,120
Thailand (1.3%)
Advanced Info Service PCL		508,100	1,204
Kiatnakin Bank PCL		801,900	736
Tisco Bank PCL	‡	972,600	744
TMB Bank PCL	‡	16,469,500	1,841
TMB Bank PCL Rights, Expires 5/19/2006	§	3,572,989	—%
Turkey (4.2%)
Aksigorta AS		423,000	2,129
Anadolu Sigorta	‡	41,300	139
Ford Otomotiv Sanayi AS		73,198	731
Haci Omer Sabanci Holding		615,900	2,914
Haci Omer Sabanci Holding AS, ADR		661,050	782
KOC Holding AS		511,050	2,805
Petkim Petrokimya Holding	‡	123,474	575
Tupras-Turkiye Petrol Rafine		82,800	1,755
Turkiye Is Bankasi		5,300	45
Turkiye Vakiflar Bankasi Tao	‡	433,438	2,740
United Kingdom (1.2%)
Highland Gold Mining, Ltd.	‡	249,214	1,291
Old Mutual PLC		596,610	2,085
Standard Chartered PLC		26,170	693
Total Common Stocks (cost: $280,333)			316,470
Total Investment Securities (cost: $298,065)	#		$336,560

NOTES TO SCHEDULE OF INVESTMENTS:

(‡)             Non-income producing.

(§)            Security is deemed to be illiquid.

(a)             Passive Foreign Investment Company.

%                Value is less than $1.

#                    Aggregate cost for Federal income tax purposes is $298,416. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $44,147 and $6,003, respectively. Net unrealized appreciation for tax purposes is $38,144.

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $3,537 or 1.0% of the net assets of the Fund.

ADR                            American Depositary Receipt

GDR                           Global Depositary Receipt

REIT                          Real Estate Investment Trust

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	14.0%	$48,440
Telecommunications	12.1%	41,762
Computer & Data Processing Services	5.6%	19,316
Electronic Components & Accessories	5.4%	18,663
Metal Mining	5.2%	18,013
Automotive	5.1%	17,713
Holding & Other Investment Offices	4.5%	15,661
Real Estate	3.5%	12,190
Oil & Gas Extraction	3.0%	10,280
Petroleum Refining	2.2%	7,674
Chemicals & Allied Products	2.1%	7,197
Electronic & Other Electric Equipment	1.9%	6,734
Construction	1.8%	6,343
Computer & Office Equipment	1.8%	6,222
Communications Equipment	1.8%	6,062
Security & Commodity Brokers	1.7%	6,004
Pharmaceuticals	1.6%	5,522
Food Stores	1.5%	5,124
Tobacco Products	1.4%	4,740
Food & Kindred Products	1.4%	4,679
Management Services	1.2%	4,210
Residential Building Construction	1.2%	4,112
Health Services	1.2%	4,088
Beverages	1.0%	3,512
Life Insurance	1.0%	3,380
Stone, Clay & Glass Products	1.0%	3,309
Electric Services	0.9%	3,244
Automotive Dealers & Service Stations	0.9%	2,962
Aerospace	0.8%	2,865
Engineering & Management Services	0.8%	2,694
Department Stores	0.8%	2,655
Retail Trade	0.8%	2,595
Industrial Machinery & Equipment	0.7%	2,567
Railroads	0.7%	2,534
Specialty- Real Estate	0.7%	2,429
Furniture & Fixtures	0.7%	2,283
Insurance	0.7%	2,268
Motor Vehicles, Parts & Supplies	0.6%	2,163
Gas Production & Distribution	0.6%	2,064
Business Services	0.6%	1,912
Amusement & Recreation Services	0.4%	1,484
Transportation Equipment	0.4%	1,395
Mining	0.4%	1,341
Transportation & Public Utilities	0.4%	1,249
Printing & Publishing	0.3%	942
Restaurants	0.3%	938
Textile Mill Products	0.2%	833
Furniture & Home Furnishings Stores	0.2%	821
Radio & Television Broadcasting	0.2%	800
Apparel & Accessory Stores	0.1%	449
Motion Pictures	0.0%	109
Paper & Allied Products	0.0%	14
Investment Securities, at value	97.4%	336,560
Total Investment Securities	97.4%	336,560

The notes to the financial statements are an integral part of this report.

TA IDEX Transamerica Short-Term Bond

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,015.50	0.69%	$3.45
Hypothetical(b)	1,000.00	1,021.37	0.69%	3.46

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Transamerica Short-Term Bond

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At April 30, 2006

A1	2.0%
A2	16.4%
A3	16.0%
Aa3	3.7%
Aaa	3.2%
B3	0.5%
Ba1	3.1%
Ba2	1.6%
Ba3	1.0%
Baa1	6.7%
Baa2	25.6%
Baa3	20.1%
Not Rated	0.1%
100.0%

This chart shows the percentage breakdown by Bond Credit

Quality of the Fund’s total investment securities.

Credit Rating Description

A1 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A2 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

A3 Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Aa3 High grade obligations. Strong capacity to pay interest and repay principal.

Aaa Prime grade obligations. Exceptional financial security and ability to meet senior financial obligations.

B3 Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba1 Moderate vulnerability in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba2 Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1 Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2 Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa3 Medium grade obligations. Interest payments and principal security are not as adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
ASSET-BACKED SECURITIES (1.9%)
Honda Auto Receivables Owner Trust, Series 2005-A Class A3 4.46%, due 05/21/2009		$3,545	$3,507
USAA Auto Owner Trust, Series 2005-3, Class A2 4.52%, due 06/16/2008		2,000	1,992
Total Asset-Backed Securities (cost: $5,544)			5,499

CORPORATE DEBT SECURITIES (96.6%)
Aerospace (1.8%)
Textron Financial Corp. 5.88%, due 06/01/2007		5,200	5,230
Agriculture (0.5%)
Dole Food Co., Inc. 8.63%, due 05/01/2009		1,400	1,383
Amusement & Recreation Services (1.0%)
Caesars Entertainment, Inc. 8.88%, due 09/15/2008		1,400	1,484
Mirage Resorts, Inc. 6.75%, due 02/01/2008		1,500	1,511
Automotive (2.0%)
DaimlerChrysler North America Holding Corp. 4.75%, due 01/15/2008		5,950	5,872
Beverages (3.0%)
Bottling Group LLC 2.45%, due 10/16/2006		3,965	3,913
Coca-Cola Enterprises, Inc. 5.38%, due 08/15/2006		5,000	5,001
Business Credit Institutions (2.8%)
CIT Group, Inc. 2.88%, due 09/29/2006		2,600	2,576
Pemex Finance, Ltd. 9.03%, due 02/15/2011		5,400	5,827
Chemicals & Allied Products (8.3%)
Cytec Industries, Inc. 5.50%, due 10/01/2010		1,440	1,407
Dow Chemical Co. (The) 5.00%, due 11/15/2007		4,870	4,843
ICI Wilmington, Inc. 4.38%, due 12/01/2008		6,202	5,972
IMC Global, Inc. 10.88%, due 06/01/2008		1,400	1,512
Lubrizol Corp. 4.63%, due 10/01/2009		800	775
Potash Corp. of Saskatchewan 7.13%, due 06/15/2007		5,000	5,086
Praxair, Inc. 4.75%, due 07/15/2007		5,000	4,968
Commercial Banks (3.2%)
Popular North America, Inc. 5.20%, due 12/12/2007		5,000	4,968
Wachovia Capital Trust III 5.80%, due 03/15/2011	(a) (b)	4,522	4,433
Communication (4.1%)
British Sky Broadcasting PLC 8.20%, due 07/15/2009		6,000	6,440
Comcast Cable Communications 6.88%, due 06/15/2009		5,500	5,699
Department Stores (1.8%)
Meyer (Fred) Stores, Inc. 7.45%, due 03/01/2008		5,100	5,261

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
Electric Services (10.6%)
Dominion Resources, Inc . 5.69%, due 05/15/2008		6,150	6,163
Duke Capital LLC 4.33%, due 11/16/2006		6,000	5,970
FPL Group Capital, Inc. 4.09%, due 02/16/2007		7,040	6,970
PSEG Funding Trust 5.38%, due 11/16/2007		6,240	6,217
TXU Electric Delivery Co. 5.00%, due 09/01/2007		6,000	5,959
Electric, Gas & Sanitary Services (1.0%)
NiSource Finance Corp. 7.88%, due 11/15/2010		2,700	2,917
Food & Kindred Products (2.0%)
Tyson Foods, Inc. 7.25%, due 10/01/2006		6,000	6,040
Gas Production & Distribution (4.1%)
Kinder Morgan Finance Co. ULC 5.35%, due 01/05/2011		5,815	5,713
Oneok, Inc. 5.51%, due 02/16/2008		6,300	6,293
Holding & Other Investment Offices (4.0%)
Berkshire Hathaway Finance Corp. 3.40%, due 07/02/2007		4,000	3,909
Host Marriott, LP REIT 9.25%, due 10/01/2007		1,500	1,560
iStar Financial, Inc. 4.88%, due 01/15/2009		4,500	4,405
Rouse Co. (The) 3.63%, due 03/15/2009		2,000	1,865
Hotels & Other Lodging Places (0.6%)
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, due 05/01/2007		1,600	1,628
Industrial Machinery & Equipment (0.5%)
John Deere Capital Corp. 3.90%, due 01/15/2008		1,597	1,560
Insurance (2.8%)
International Lease Finance Corp. 5.63%, due 06/01/2007	†	5,790	5,805
Wellpoint Health Networks, Inc. 6.38%, due 06/15/2006		2,500	2,503
Metal Mining (2.1%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007		6,000	6,120
Mortgage Bankers & Brokers (3.9%)
Countrywide Home Loans, Inc. 5.50%, due 08/01/2006		5,500	5,505
Rio Tinto Finance USA, Ltd. 5.75%, due 07/03/2006		5,961	5,970
Oil & Gas Extraction (2.0%)
Devon Energy Corp. 2.75%, due 08/01/2006		5,000	4,966
Husky Oil, Ltd. 8.90%, due 08/15/2028	(b)	1,000	1,057
Personal Credit Institutions (0.5%)
Ford Motor Credit Co. 9.47%, due 04/15/2012	*	1,580	1,582
Petroleum Refining (4.4%)
Enterprise Products Operating, LP, Series B 4.00%, due 10/15/2007		8,500	8,306
Premcor Refining Group (The), Inc. 6.75%, due 02/01/2011		4,500	4,677

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
Primary Metal Industries (2.1%)
Alcoa, Inc. 4.25%, due 08/15/2007		6,200	6,105
Printing & Publishing (5.8%)
Gannett Co., Inc. 5.50%, due 04/01/2007		6,000	5,984
Media General, Inc. 6.95%, due 09/01/2006		6,012	6,026
Viacom, Inc. 5.63%, due 05/01/2007		5,000	4,994
Radio & Television Broadcasting (1.7%)
Chancellor Media Corp. 8.00%, due 11/01/2008		2,000	2,104
Univision Communications, Inc. 2.88%, due 10/15/2006		3,000	2,964
Real Estate (5.0%)
Colonial Realty, LP 7.00%, due 07/14/2007		5,400	5,468
Tanger Properties LP 9.13%, due 02/15/2008		3,229	3,401
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC-144A 4.38%, due 11/15/2010		6,300	5,975
Retail Trade (1.8%)
Target Corp. 5.50%, due 04/01/2007		5,160	5,169
Security & Commodity Brokers (1.6%)
Morgan Stanley 3.63%, due 04/01/2008		5,000	4,846
Telecommunications (7.8%)
Alltel Corp. 4.66%, due 05/17/2007		5,400	5,363
Nextel Partners, Inc. 8.13%, due 07/01/2011		1,290	1,351
Sprint Capital Corp. 4.78%, due 08/17/2006		6,500	6,489
Telecom Italia Capital SA, Series A 4.00%, due 11/15/2008		6,010	5,795
Verizon Global Funding Corp. 6.13%, due 06/15/2007		4,000	4,031
Water Transportation (2.9%)
Carnival PLC 7.30%, due 06/01/2007		5,612	5,711
Royal Caribbean Cruises, Ltd. 7.00%, due 10/15/2007		2,891	2,939
Wholesale Trade Nondurable Goods (0.9%)
Safeway, Inc. 4.13%, due 11/01/2008		2,610	2,514
Total Corporate Debt Securities (cost: $288,166)			285,050

SECURITY LENDING COLLATERAL (0.0%)
Debt (0.0%)
Bank Notes (0.0%)
Bank of America
4.81%, due 06/07/2006	*	5	5
4.81%, due 08/10/2006	*	5	5

Bear Stearns & Co.
5.01%, due 06/06/2006	*	2	2
5.01%, due 09/07/2006	*	6	6
Certificates Of Deposit (0.0%)
Halifax Bank of Scotland

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal		Value
4.78%, due 06/06/2006	*	5		5
Rabobank Nederland
4.87%, due 05/31/2006	*	5		5
Commercial Paper (0.0%)
Banco Santander Central Hispano SA 4.77%, due 05/02/2006		3		3
Sheffield Receivables Corp.-144A 4.81%, due 05/03/2006		5		5
Euro Dollar Overnight (0.0%)
Bank of Montreal 4.77%, due 05/02/2006		4		4
Dexia Group 4.78%, due 05/04/2006		5		5
Fortis Bank 4.77%, due 05/01/2006		2		2
Royal Bank of Canada 4.77%, due 05/01/2006		7		7
Royal Bank of Scotland 4.75%, due 05/03/2006		5		5
Svenska Handlesbanken 4.82%, due 05/01/2006		4		4
Euro Dollar Terms (0.0%)
BancoBilbao Vizcaya Argentaria SA 4.95%, due 06/20/2006		4		4
Bank of the West 4.94%, due 06/16/2006		4		4
Barclays 4.79%, due 05/10/2006		6		6
4.77%, due 05/16/2006		2		2
Canadian Imperial Bank of Commerce 4.97%, due 06/23/2006		3		3
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006		3		3
Fortis Bank 4.83%, due 05/08/2006		2		2
Lloyds TSB Bank 4.81%, due 05/11/2006		3		3
Royal Bank of Scotland 4.87%, due 05/12/2006		4		4
Societe Generale 4.79%, due 05/10/2006		5		5
UBS AG 4.95%, due 06/20/2006		5		5
Repurchase Agreements (0.0%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $7 on 05/01/2006		7		7
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $15 on 05/01/2006		15		15
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $0 on 05/01/2006		—	o	—	o
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $15 on 05/01/2006		15		15
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $7 on 05/01/2006		7		7

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
Investment Companies (0.0%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%		7,982	8
Merrimac Cash Fund, Premium Class 1-day yield of 4.61%	@	2,124	2
Total Security Lending Collateral (cost: $158)			158

Total Investment Securities (cost: $293,868)	#		$290,707

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

(a)             The security has a perpetual maturity. The date shown is the next call date.

(b)            Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of April 30, 2006.

†                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $154.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $45, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

o               Value is less than $1.

#                    Aggregate cost for Federal income tax purposes is $293,868. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3 and $3,164, respectively. Net unrealized depreciation for tax purposes is $3,161.

DEFINITIONS:

144A                       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $5,980 or 2.0% of the net assets of the Fund.

REIT                          Real Estate Investment Trust

TA IDEX UBS Large Cap Value

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,120.70	0.88%	$4.63
Hypothetical(b)	1,000.00	1,020.43	0.88%	4.41

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX UBS Large Cap Value

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

Communications	10.9%
Consumer Cyclical	5.4%
Consumer Non-Cyclical	12.9%
Energy	9.4%
Financial	34.6%
Industrial	10.9%
Other	7.2%
Technology	1.7%
Utilities	7.0%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (98.3%)
Aerospace (3.4%)
Lockheed Martin Corp.		53,500	$4,061
Northrop Grumman Corp.		38,200	2,556
Air Transportation (1.8%)
FedEx Corp.		31,100	3,581
Automotive (0.7%)
Harley-Davidson, Inc.		28,200	1,434
Beverages (1.1%)
Anheuser-Busch Cos., Inc.		50,600	2,256
Business Credit Institutions (1.9%)
Freddie Mac		61,400	3,749
Business Services (2.9%)
Cendant Corp.		99,200	1,729
Omnicom Group, Inc.		44,500	4,005
Commercial Banks (23.6%)
Bank of America Corp.		69,400	3,464
Citigroup, Inc.		180,300	9,006
Fifth Third Bancorp	†	126,800	5,125
JP Morgan Chase & Co.		189,600	8,604
Mellon Financial Corp.		125,900	4,738
Northern Trust Corp.		45,200	2,662
PNC Financial Services Group, Inc.		56,700	4,052
Wells Fargo & Co.		131,200	9,012
Communication (1.5%)
DIRECTV Group (The), Inc.	† ‡	166,900	2,851
Computer & Data Processing Services (3.3%)
Microsoft Corp.		150,300	3,630
Symantec Corp.	‡	170,700	2,796
Electric Services (4.6%)
American Electric Power Co., Inc.		94,000	3,145
FirstEnergy Corp.		45,700	2,317
Pepco Holdings, Inc.		74,800	1,726
Sempra Energy		40,300	1,855
Electric, Gas & Sanitary Services (2.9%)
Exelon Corp.	†	85,400	4,612
NiSource, Inc.		48,100	1,015
Food Stores (1.3%)
Kroger Co.	‡	126,600	2,565
Furniture & Fixtures (4.1%)
Johnson Controls, Inc.		55,100	4,493
Masco Corp.		113,700	3,627
Health Services (0.4%)
Caremark Rx, Inc.	‡	17,400	793
Industrial Machinery & Equipment (3.4%)
Baker Hughes, Inc.		25,900	2,093
Illinois Tool Works, Inc.		44,900	4,611
Insurance (6.4%)
Allstate Corp. (The)		50,600	2,858
American International Group, Inc.		91,000	5,938
UnitedHealth Group, Inc.		77,700	3,865
Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)		39,100	3,594
Management Services (1.1%)
Accenture, Ltd.-Class A		75,700	2,201
Motor Vehicles, Parts & Supplies (0.9%)
BorgWarner, Inc.		28,000	1,700
Oil & Gas Extraction (1.3%)
GlobalSantaFe Corp.		42,700	2,614
Petroleum Refining (7.6%)
Exxon Mobil Corp.		114,500	7,223
Marathon Oil Corp.		98,600	7,825
Pharmaceuticals (6.8%)
Bristol-Myers Squibb Co.		70,600	1,792

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
Cephalon, Inc.	†‡	22,400	1,471
Johnson & Johnson		28,700	1,682
Medco Health Solutions, Inc.	‡	48,100	2,560
Wyeth		123,400	6,006
Radio & Television Broadcasting (0.6%)
Univision Communications, Inc.-Class A	‡	30,500	1,089
Railroads (2.2%)
Burlington Northern Santa Fe Corp.		54,400	4,326
Retail Trade (1.9%)
Costco Wholesale Corp.		67,500	3,674
Security & Commodity Brokers (4.8%)
Morgan Stanley		147,800	9,504
Telecommunications (4.7%)
AT&T, Inc.		137,300	3,599
Sprint Nextel Corp.		232,063	5,755
Transportation & Public Utilities (1.3%)
Expedia, Inc.	†‡	141,950	2,647
Total Common Stocks (cost: $169,885)			194,086

		Principal	Value
SECURITY LENDING COLLATERAL (7.6%)
Debt (7.1%)
Bank Notes (0.8%)
Bank of America
4.81%, due 06/07/2006	*	495	495
4.81%, due 08/10/2006	*	477	477
Bear Stearns & Co.
5.01%, due 06/06/2006	*	191	191
5.01%, due 09/07/2006	*	573	573
Certificates Of Deposit (0.5%)
Halifax Bank of Scotland
4.78%, due 06/06/2006	*	477	477
Rabobank Nederland
4.87%, due 05/31/2006	*	477	477
Commercial Paper (0.4%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		287	287
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		477	477
Euro Dollar Overnight (1.3%)
Bank of Montreal
4.77%, due 05/02/2006		382	382
Dexia Group
4.78%, due 05/04/2006		477	477
Fortis Bank
4.77%, due 05/01/2006		191	191
Royal Bank of Canada
4.77%, due 05/01/2006		668	668
Royal Bank of Scotland
4.75%, due 05/03/2006		477	477
Svenska Handlesbanken
4.82%, due 05/01/2006		365	365
Euro Dollar Terms (2.0%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		382	382
Bank of the West
4.94%, due 06/16/2006		382	382
Barclays
4.79%, due 05/10/2006		573	573
4.77%, due 05/16/2006		191	191
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		287	287

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
Credit Suisse First Boston Corp. 4.73%, due 05/08/2006		287	287
Fortis Bank 4.83%, due 05/08/2006		191	191
Lloyds TSB Bank 4.81%, due 05/11/2006		286	286
Royal Bank of Scotland 4.87%, due 05/12/2006		382	382
Societe Generale 4.79%, due 05/10/2006		477	477
UBS AG 4.95%, due 06/20/2006		477	477
Repurchase Agreements (2.1%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $649 on 05/01/2006		648	648
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $1,403 on 05/01/2006		1,403	1,403
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $24 on 05/01/2006		24	24
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $1,433 on 05/01/2006		1,432	1,432
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $669 on 05/01/2006		668	668

		Shares	Value
Investment Companies (0.5%)
Barclays Global Investors Institutional Money Market Fund 1-day yield of 4.78%		763,842	764
Merrimac Cash Fund, Premium Class 1-day yield of 4.61%	@	203,232	203
Total Security Lending Collateral (cost: $15,071)			15,071
Total Investment Securities (cost: $184,956)	#		$209,157

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

              †  At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $14,536.

              ‡  Non-income producing.

             *  Floating or variable rate note. Rate is listed as of April 30, 2006.

        ††  Cash collateral for the Repurchase Agreements, valued at $4,225, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

        @  Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

             #  Aggregate cost for Federal income tax purposes is $184,961. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,455 and $2,259, respectively. Net unrealized appreciation for tax purposes is $24,196.

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $477 or 0.2% of the net assets of the Fund.

TA IDEX Van Kampen Emerging Markets Debt

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,048.40	1.02%	$5.18
Hypothetical(b)	1,000.00	1,019.74	1.02%	5.11

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Van Kampen Emerging Markets Debt

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Region
At April 30, 2006

Africa	1.7%
Eastern Europe	4.5%
Europe	18.6%
Latin America	15.1%
North America	10.9%
Other	3.2%
Pacific Rim	14.6%
South America	31.4%
100.0%

This chart shows the percentage breakdown by region of the Fund’s total investment securities.

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

			Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (72.3%)
Argentina (3.5%)
Argentine Republic
5.83%, due 12/31/2033			26,690		11,303
8.28%, due 12/31/2033			112		112
0.00%, due 12/15/2035	*		64,668		1,936
1.33%, due 12/31/2038	(a	)	—	o	—	o
0.00%, due 04/10/2049	*Ø		2,310		924
Brazil (11.3%)
Republic of Brazil
14.50%, due 10/15/2009			9,800		12,573
10.50%, due 07/14/2014			2,580		3,199
8.00%, due 01/15/2018			8,600		9,335
8.00%, due 01/15/2018			2,381		2,585
8.88%, due 10/14/2019			14,873		17,141
8.88%, due 04/15/2024			1,210		1,379
Bulgaria (1.1%)
Republic of Bulgaria
8.25%, due 01/15/2015			3,750		4,321
Colombia (2.6%)
Republic of Colombia
9.75%, due 04/09/2011			808		897
9.75%, due 04/09/2011			586		650
8.25%, due 12/22/2014			2,200		2,468
11.75%, due 02/25/2020			2,650		3,770
8.13%, due 05/21/2024			2,500		2,781
Ecuador (1.1%)
Republic of Ecuador
9.38%, due 12/15/2015			1,590		1,705
9.00%, due 08/15/2030	(b	)	2,760		2,850
Ivory Coast (0.2%)
Republic of Ivory Coast
0.00%, due 03/29/2018	Ø		3,495		874
Malaysia (1.2%)
Malaysia Government
8.75%, due 06/01/2009			3,700		4,038
7.50%, due 07/15/2011			880		953
Mexico (11.2%)
United Mexican States
8.38%, due 01/14/2011			19,050		20,955
8.13%, due 12/30/2019			5,770		6,664
10.00%, due 12/05/2024	MXN		122,150		12,211
11.50%, due 05/15/2026			1,440		2,200
8.30%, due 08/15/2031			2,820		3,349
United Mexican States Warrants, Expires 9/1/2006
Zero Coupon, due 09/01/2006			2		163
Nigeria (1.4%)
Republic of Nigeria
6.25%, due 11/15/2020			5,500		5,459
Panama (2.0%)
Republic of Panama
9.63%, due 02/08/2011			1,476		1,683
7.13%, due 01/29/2026			3,720		3,757
9.38%, due 04/01/2029			2,300		2,871
Peru (2.6%)
Republic of Peru
9.88%, due 02/06/2015			2,180		2,589
8.38%, due 05/03/2016			2,200		2,396
8.75%, due 11/21/2033			4,940		5,557
Philippine Islands (12.3%)
Republic of the Philippines
8.88%, due 03/17/2015			17,770		20,080
10.63%, due 03/16/2025			4,950		6,398

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

9.50%, due 02/02/2030			20,025	23,705
Qatar (0.4%)
State of Qatar
9.75%, due 06/15/2030			1,220	1,732
Russia (11.5%)
Russian Federation
8.25%, due 03/31/2010			4,058	4,261
11.00%, due 07/24/2018			7,350	10,404
12.75%, due 06/24/2028			9,970	17,417
5.00%, due 03/31/2030	(c	)	13,611	14,747
Turkey (3.1%)
Republic of Turkey
11.50%, due 01/23/2012			4,190	5,206
11.00%, due 01/14/2013			3,630	4,515
11.88%, due 01/15/2030			2,000	3,050
Venezuela (6.8%)
Republic of Venezuela
10.75%, due 09/19/2013			7,500	9,319
8.50%, due 10/08/2014			2,100	2,352
5.75%, due 02/26/2016			1,640	1,523
9.38%, due 01/13/2034			11,412	14,476
Total Foreign Government Obligations (cost: $290,218)				294,833
CORPORATE DEBT SECURITIES (20.6%)
Cayman Islands (1.4%)
Banco Abn Amro Real S.A.-144A
Zero Coupon, due 07/21/2006			1,860	2,370
15.86%, due 12/13/2007	BRL		6,500	3,154
Chile (1.3%)
Empresa Nacional de Petroleo
6.75%, due 11/15/2012			4,100	4,271
Empresa Nacional de Petroleo-144A
6.75%, due 11/15/2012			1,000	1,043
Germany (1.5%)
Aries Vermoegensverwaltungs
9.60%, due 10/25/2014			5,000	6,222
Luxembourg (1.3%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034			4,230	5,105
Mexico (0.8%)
Petroleos Mexicanos, Guaranteed Note
8.63%, due 12/01/2023			1,750	2,017
9.50%, due 09/15/2027			1,000	1,251
Netherlands (3.0%)
Pindo Deli Finance Mauritius
4.68%, due 04/28/2015	*		906	743
4.68%, due 04/28/2018	*		1,500	855
0.00%, due 04/28/2025	*		1,500	375
Pindo Deli Finance Mauritius-144A
4.68%, due 04/28/2015	*		336	276
4.68%, due 04/28/2018	*		950	541
0.00%, due 04/28/2025	*		1,915	479
Tjiwi Kimia Finance Mauritius, Ltd.
4.68%, due 04/28/2015	*		5,382	4,413
5.25%, due 04/28/2018	*		1,000	630
0.00%, due 04/28/2027	*		1,500	375
Tjiwi Kimia Finance Mauritius, Ltd.-144A
5.66%, due 04/28/2015	*		811	665
4.68%, due 04/28/2018	*		4,046	2,549
0.00%, due 04/28/2027	*		1,045	261
Trinidad (0.8%)
National Gas Co., of Trinidad and Tobago, Ltd., Senior Note
6.05%, due 01/15/2036			1,000	926
National Gas Co., of Trinidad and Tobago, Ltd.-144A
6.05%, due 01/15/2036			2,656	2,414

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Tunisia (0.4%)
Banque Centrale de Tunisie
7.38%, due 04/25/2012		1,600	1,700
United States (10.1%)
Citigroup Funding, Inc.-144A
Zero Coupon, due 06/28/2007		2,400	2,458
Zero Coupon, due 06/28/2007		5,000	5,038
Zero Coupon, due 01/30/2009		2,590	2,823
Zero Coupon, due 05/18/2009		4,448	4,501
Citigroup Global Markets Holdings, Inc.-144A
Zero Coupon, due 05/25/2006		2,500	2,948
JP Morgan Chase Bank NA
Zero Coupon, due 06/27/2007		5,113	4,456
Pemex Project Funding Master Trust
5.17%, due 06/15/2010	*	3,950	4,050
9.13%, due 10/13/2010		4,500	5,015
9.50%, due 09/15/2027		6,720	8,407
Pemex Project Funding Master Trust-144A
6.21%, due 06/15/2010	*	1,500	1,538
Total Corporate Debt Securities (cost: $83,205)			83,869

	Contracts	♦	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
Brazil Real	3,239,830		12
Put Strike $2.16
Expires 05/18/2006
Total Purchased Options (cost: $97)			12
Total Investment Securities (cost: $373,520)			$378,714

	Contracts	♦	Value
WRITTEN OPTIONS (0.0%)
Put Options (0.0%)
Brazil Real	8,773,450		(4)
Put Strike $2.30
Expires 05/18/2006
Total Written Options (premiums: $96)			(4)

NOTES TO SCHEDULE OF INVESTMENTS:

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

(a)             Argentine Republic has a coupon rate of 1.33% until 03/31/2009, a coupon rate of 2.50% until 03/31/2019, a coupon rate of 3.75% until 03/31/2029, and thereafter the coupon rate will be 5.25%.

(b)            Republic of Ecuador has a coupon rate of 9.00% until 08/15/2006, thereafter the coupon rate will become 10.00%.

(c)             Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

♦                    Contract amounts are not in thousands.

o               Value is less than $1.

Ø                  Security is currently in default on interest payments.

#                    Aggregate cost for Federal income tax purposes is $374,264. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,862 and $4,412, respectively. Net unrealized appreciation for tax purposes is $4,450.

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

DEFINITIONS:

144A                        144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated $33,058 or 8.1% of the net assets of the Fund.

BRL                              Brazilian Real

MXN                         Mexican Peso

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

FUTURES CONTRACTS:

					Net Unrealized
			Settlement		Appreciation
		Contracts	Date	Amount	(Depreciation)
2 Year U.S. Treasury Note	Ω	(155)	06/30/2006	$(31,579)	$31
				$(31,579)	$31

Ω                 At April 30, 2006, the Fund has cash in the amount of $160, segregated with the custodian to cover margin requirements for open futures contracts.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS
April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Sovereign Government	72.3%	$294,833
Oil & Gas Extraction	8.6%	35,110
Commercial Banks	6.5%	26,501
Paper & Allied Products	3.0%	12,162
Mortgage Bankers & Brokers	1.8%	7,148
Security & Commodity Brokers	0.7%	2,948
Put Options	0.0%	12
Investment Securities, at value	92.9%	378,714
Total Investment Securities	92.9%	378,714

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Mid-Cap Growth

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 3, 2006 and held for the entire period until April 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,079.00	0.98%	$3.27
Hypothetical(b)	1,000.00	1,012.89	0.98%	3.16

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (117 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

TA IDEX Van Kampen Mid-Cap Growth

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

Basic Materials	1.0%
Communications	18.2%
Consumer Cyclical	18.4%
Consumer Non-Cyclical	23.7%
Energy	8.9%
Financial	11.3%
Industrial	11.1%
Technology	7.4%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TA IDEX Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (97.1%)
Amusement & Recreation Services (2.8%)
Station Casinos, Inc.		20,025	$1,544
Apparel & Accessory Stores (3.0%)
Abercrombie & Fitch Co.-Class A		14,050	853
American Eagle Outfitters		26,455	857
Automotive Dealers & Service Stations (2.7%)
AutoZone, Inc.	‡	16,345	1,530
Business Services (12.0%)
Akamai Technologies, Inc.	‡	19,500	657
ChoicePoint, Inc.	‡	11,415	503
Getty Images, Inc.	‡	19,105	1,223
Iron Mountain, Inc.	‡	29,535	1,155
Lamar Advertising Co.	‡	15,435	849
Monster Worldwide, Inc.	‡	32,185	1,847
NetEase.com, ADR	‡	22,280	483
Communication (3.4%)
Crown Castle International Corp.	‡	43,105	1,451
Global Payments, Inc.		9,995	474
Computer & Data Processing Services (6.3%)
Activision, Inc.	‡	85,875	1,219
Checkfree Corp.	‡	10,440	562
Red Hat, Inc.	‡	31,870	937
salesforce.com, Inc.	‡	23,525	825
Construction (0.9%)
MDC Holdings, Inc.		8,500	491
Educational Services (3.2%)
Apollo Group, Inc.-Class A	‡	19,950	1,090
ITT Educational Services, Inc.	‡	11,420	726
Electric, Gas & Sanitary Services (2.2%)
Stericycle, Inc.	‡	19,110	1,258
Electronic Components & Accessories (1.1%)
Tessera Technologies, Inc.	‡	19,065	611
Entertainment (1.5%)
International Game Technology		21,890	830
Gas Production & Distribution (2.9%)
Questar Corp.		6,905	553
Southwestern Energy Co.	‡	29,510	1,063
Health Services (0.9%)
DaVita, Inc.	‡	9,045	509
Holding & Other Investment Offices (2.3%)
Brookfield Asset Management, Inc.		31,028	1,297
Hotels & Other Lodging Places (2.4%)
Choice Hotels International, Inc.		15,480	829
Wynn Resorts, Ltd.	‡	7,100	540
Industrial Machinery & Equipment (1.9%)
Pentair, Inc.		27,810	1,065
Insurance Agents, Brokers & Service (0.9%)
Brown & Brown, Inc.		16,765	524
Management Services (4.2%)
Corporate Executive Board Co.		21,750	2,330
Medical Instruments & Supplies (1.0%)
Techne Corp.	‡	9,425	534
Mining (1.5%)
Florida Rock Industries, Inc.		13,900	867
Oil & Gas Extraction (5.8%)
Ultra Petroleum Corp.	‡	51,085	3,267
Paper & Allied Products (0.9%)
MeadWestvaco Corp.		18,230	520
Personal Services (0.9%)
Weight Watchers International, Inc.		10,640	525
Pharmaceuticals (3.0%)
Dade Behring Holdings, Inc.		29,390	1,146
Medicis Pharmaceutical Corp.-Class A		17,100	562

TA IDEX Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
Radio & Television Broadcasting (2.0%)
Grupo Televisa SA, Sponsored ADR		52,851	1,120
Real Estate (3.9%)
CB Richard Ellis Group, Inc.-Class A	‡	10,090	887
Desarrolladora Homex SA de CV, ADR	‡	21,140	810
St. Joe Co. (The)		8,350	469
Research & Testing Services (1.9%)
Gen-Probe, Inc.	‡	19,599	1,048
Residential Building Construction (1.4%)
NVR, Inc.	‡	1,027	775
Restaurants (1.8%)
Wendy’s International, Inc.		16,175	999
Retail Trade (1.8%)
Amazon.com, Inc.	‡	29,400	1,035
Security & Commodity Brokers (5.3%)
Ameritrade Holding Corp.	‡	26,500	492
Calamos Asset Management, Inc.-Class A		30,740	1,192
Chicago Mercantile Exchange		1,845	845
Janus Capital Group, Inc.		23,700	461
Telecommunications (3.5%)
NII Holdings, Inc.-Class B	‡	32,870	1,969
Tobacco Products (1.7%)
Loews Corp. - Carolina Group		18,965	972
Transportation & Public Utilities (6.1%)
CH Robinson Worldwide, Inc.		30,400	1,348
Expedia, Inc.	‡	31,325	584
Expeditors International of Washington, Inc.		17,515	1,499
Total Common Stocks (cost: $52,200)			54,611
Total Investment Securities (cost: $52,200)	#		$54,611

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

‡                     Non-income producing.

#                    Aggregate cost for Federal income tax purposes is $52,200. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,653 and $1,242, respectively. Net unrealized appreciation for tax purposes is $2,411.

DEFINITIONS:

ADR           American Depositary Receipt

TA IDEX Van Kampen Small Cap Growth

UNDERSTANDING YOUR FUND’S EXPENSES
(unaudited)
SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management fees, 12b-1 distribution and service fees, and other fund expenses. Shares of the Fund currently are sold only to certain Transamerica IDEX Mutual Funds and AEGON/Transamerica Series Trust (an affiliate of Transamerica IDEX Mutual Funds) asset allocation funds at net asset value, without any transaction costs.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period(a)
Class I
Actual	$1,000.00	$1,194.20	1.00%	$5.44
Hypothetical(b)	1,000.00	1,019.84	1.00%	5.01

(a)          Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)          5% return per year before expenses.

TA IDEX Van Kampen Small Cap Growth

TABULAR PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At April 30, 2006

Communications	11.9%
Consumer Cyclical	24.0%
Consumer Non-Cyclical	22.4%
Diversified	0.9%
Energy	4.4%
Financial	4.3%
Industrial	7.4%
Other	21.1%
Technology	3.6%
100.0%

This chart shows the percentage breakdown by sector of the Fund’s total investment securities.

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (95.4%)
Amusement & Recreation Services (2.9%)
Gaylord Entertainment Co.	‡	125,340	$5,546
WMS Industries, Inc.	†	104,435	3,264
Apparel & Accessory Stores (2.3%)
Carter’s, Inc.	†	42,395	2,856
Citi Trends, Inc.	†‡	86,836	4,216
Business Services (5.2%)
ACCO Brands Corp.	†‡	110,700	2,378
Ctrip.com International, Ltd., ADR	†‡	67,400	3,033
Focus Media Holding Ltd., ADR	†	50,404	3,044
Macquarie Infrastructure Co. Trust		168,730	4,927
NetEase.com, ADR	†‡	123,200	2,671
Chemicals & Allied Products (1.0%)
Nuco2, Inc.	†	103,335	2,960
Communication (2.7%)
SBA Communications Corp.	†	328,675	8,256
Computer & Data Processing Services (7.6%)
Bankrate, Inc.	†‡	57,800	2,790
CNET Networks, Inc.	†	318,613	3,435
Convera Corp.	†‡	125,300	990
CoStar Group, Inc.	†‡	97,669	5,513
IHS, Inc.-Class A	†	212,038	6,005
THQ, Inc.	†	57,676	1,478
Websense, Inc.	†	124,700	3,100
Computer & Office Equipment (1.0%)
3Com Corp.	†	580,500	3,129
Educational Services (4.2%)
Ambassadors Group, Inc.		179,380	4,789
Strayer Education, Inc.	‡	76,410	7,946
Electric, Gas & Sanitary Services (2.5%)
Stericycle, Inc.	†	117,929	7,764
Electronic & Other Electric Equipment (0.2%)
Spectrum Brands, Inc.	†	38,218	633
Electronic Components & Accessories (1.6%)
Tessera Technologies, Inc.	†	153,505	4,923
Engineering & Management Services (1.5%)
Grupo Aeroportuario del Pacifico SA de CV, ADR	†	134,643	4,481
Food & Kindred Products (1.1%)
Peet’s Coffee & Tea, Inc.	† ‡	111,425	3,470
Food Stores (1.0%)
Pantry, Inc. (The)	†	47,925	3,172
Furniture & Fixtures (1.0%)
Select Comfort Corp.	†‡	79,400	3,173
Industrial Machinery & Equipment (0.9%)
Middleby Corp.	†	30,125	2,660
Lumber & Other Building Materials (1.2%)
Beacon Roofing Supply, Inc.	†	98,660	3,650
Manufacturing Industries (1.0%)
Yankee Candle Co., Inc.		101,410	3,056
Medical Instruments & Supplies (4.0%)
American Medical Systems Holdings, Inc.	†	133,310	2,961
Hologic, Inc.	†	42,100	2,007
Techne Corp.	†	126,858	7,188
Oil & Gas Extraction (5.3%)
Cadence Resources Corp.	†	274,400	1,624
Delta Petroleum Corp.	†‡	105,900	2,121
Gasco Energy, Inc.	†‡	501,795	2,810
GMX Resources, Inc.	†‡	64,100	2,699
Quicksilver Resources, Inc.	†‡	63,215	2,620
Range Resources Corp.		161,917	4,296
Personal Services (1.8%)
Coinstar, Inc.	†	84,885	2,315
Steiner Leisure, Ltd.	†	74,500	3,212

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

Pharmaceuticals (5.9%)
Adams Respiratory Therapeutics, Inc.	†	62,237	2,669
Flamel Technologies, ADR	†‡	63,530	1,283
Idexx Laboratories, Inc.	†	37,015	3,080
Medicis Pharmaceutical Corp.-Class A	‡	235,000	7,727
Noven Pharmaceuticals, Inc.	†	91,200	1,724
Visicu, Inc.	†‡	66,683	1,587
Primary Metal Industries (1.4%)
Texas Industries, Inc.		75,800	4,298
Printing & Publishing (0.7%)
VistaPrint, Ltd.	†	69,500	2,223
Real Estate (4.2%)
Desarrolladora Homex SA de CV, ADR	†	178,220	6,829
HouseValues, Inc.	†‡	172,360	1,587
Jones Lang Lasalle, Inc.		53,370	4,524
Research & Testing Services (4.4%)
Advisory Board Co. (The)	†	161,880	9,085
Gen-Probe, Inc.	†	79,814	4,268
Residential Building Construction (3.1%)
Brookfield Homes Corp.	‡	59,400	2,768
Meritage Homes Corp.	†	53,600	3,515
Walter Industries, Inc.		48,000	3,184
Restaurants (5.9%)
AFC Enterprises	†‡	249,170	3,458
BJ’s Restaurants, Inc.	†	166,870	4,394
Chipotle Mexican Grill, Inc.-Class A	†‡	86,400	4,509
PF Chang’s China Bistro, Inc.	†‡	132,955	5,665
Retail Trade (5.3%)
Blue Nile, Inc.	†‡	183,300	6,379
Build-A-Bear Workshop, Inc.	†‡	144,285	4,660
CKX, Inc.	†	183,585	2,590
Zumiez, Inc.	†	81,000	2,632
Rubber & Misc. Plastic Products (1.1%)
Deckers Outdoor Corp.	†‡	75,800	3,236
Security & Commodity Brokers (3.2%)
Greenhill & Co., Inc.	‡	135,953	9,642
Stone, Clay & Glass Products (1.0%)
Eagle Materials, Inc.		45,504	3,015
Telecommunications (2.8%)
Equinix, Inc.	†‡	118,201	7,789
First Avenue Networks, Inc.	†	67,004	701
Transportation Equipment (0.9%)
Polaris Industries, Inc.		54,300	2,601
Trucking & Warehousing (1.7%)
Landstar System, Inc.		125,625	5,338
Wholesale Trade Durable Goods (2.1%)
SCP Pool Corp.		138,510	6,471
Wholesale Trade Nondurable Goods (1.7%)
Rocky Mountain Chocolate Factory, Inc.		42,630	659
Tractor Supply Co.	†	70,951	4,597
Total Common Stocks (cost: $256,034)			291,848

		Principal	Value
SECURITY LENDING COLLATERAL (25.6%)
Debt (23.9%)
Bank Notes (3.0%)
Bank of America
4.81%, due 06/07/2006	*	2,565	2,565
4.81%, due 08/10/2006	*	2,476	2,476
Bear Stearns & Co.
5.01%, due 06/06/2006	*	990	990
5.01%, due 09/07/2006	*	2,971	2,971
Certificates Of Deposit (1.6%)
Halifax Bank of Scotland

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

4.78%, due 06/06/2006	*	2,476	2,476
Rabobank Nederland
4.87%, due 05/31/2006	*	2,476	2,476
Commercial Paper (1.3%)
Banco Santander Central Hispano SA
4.77%, due 05/02/2006		1,485	1,485
Sheffield Receivables Corp.-144A
4.81%, due 05/03/2006		2,472	2,472
Euro Dollar Overnight (4.3%)
Bank of Montreal
4.77%, due 05/02/2006		1,980	1,980
Dexia Group
4.78%, due 05/04/2006		2,476	2,476
Fortis Bank
4.77%, due 05/01/2006		990	990
Royal Bank of Canada
4.77%, due 05/01/2006		3,466	3,466
Royal Bank of Scotland
4.75%, due 05/03/2006		2,475	2,475
Svenska Handlesbanken
4.82%, due 05/01/2006		1,891	1,891
Euro Dollar Terms (6.6%)
BancoBilbao Vizcaya Argentaria SA
4.95%, due 06/20/2006		1,980	1,980
Bank of the West
4.94%, due 06/16/2006		1,980	1,980
Barclays
4.79%, due 05/10/2006		2,971	2,971
4.77%, due 05/16/2006		990	990
Canadian Imperial Bank of Commerce
4.97%, due 06/23/2006		1,485	1,485
Credit Suisse First Boston Corp.
4.73%, due 05/08/2006		1,485	1,485
Fortis Bank
4.83%, due 05/08/2006		990	990
Lloyds TSB Bank
4.81%, due 05/11/2006		1,485	1,485
Royal Bank of Scotland
4.87%, due 05/12/2006		1,980	1,980
Societe Generale
4.79%, due 05/10/2006		2,475	2,475
UBS AG
4.95%, due 06/20/2006		2,475	2,475
Repurchase Agreements (7.1%)	††
Credit Suisse First Boston Corp. 4.92%, dated 04/28/2006 to be repurchased at $3,363 on 05/01/2006		3,362	3,362
Goldman Sachs Group, Inc. (The) 4.92%, dated 04/28/2006 to be repurchased at $7,276 on 05/01/2006		7,273	7,273
Lehman Brothers, Inc. 4.92%, dated 04/28/2006 to be repurchased at $123 on 05/01/2006		123	123
Merrill Lynch & Co. 4.87%, dated 04/28/2006 to be repurchased at $7,429 on 05/01/2006		7,426	7,426
Morgan Stanley Dean Witter & Co. 4.93%, dated 04/28/2006 to be repurchased at $3,467 on 05/01/2006		3,466	3,466

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS
At April 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
Investment Companies (1.7%)
Barclays Global Investors Institutional Money Market Fund
1-day yield of 4.78%		3,960,762	3,961
Merrimac Cash Fund, Premium Class
1-day yield of 4.61%	@	1,053,823	1,054
Total Security Lending Collateral (cost: $78,150)			78,150
Total Investment Securities (cost: $334,184)	#		$369,998

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

†                     Non-income producing.

‡                     At April 30, 2006, all or a portion of this security is on loan (see Note 1). The value at April 30, 2006, of all securities on loan is $75,351.

*                    Floating or variable rate note. Rate is listed as of April 30, 2006.

††               Cash collateral for the Repurchase Agreements, valued at $22,287, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.05% and 05/02/2006 - 12/31/2049, respectively.

@               Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#                    Aggregate cost for Federal income tax purposes is $334,475. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $40,007 and $4,484, respectively. Net unrealized appreciation for tax purposes is $35,523.

DEFINITIONS:

144A           144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities aggregated  $2,472 or 0.8% of the net assets of the Fund.

ADR            American Depositary Receipt

TA IDEX AllianceBernstein International Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $183,352) (including securities loaned of $2,360)	$209,754
Cash	11,251
Foreign currency (cost: $4,141)	4,178
Receivables:
Investment securities sold	22
Shares of beneficial interest sold	1,375
Interest	18
Dividends	907
Dividend reclaims receivable	16
227,521
Liabilities:
Investment securities purchased	8,169
Accounts payable and accrued liabilities:
Management and advisory fees	139
Administration fees	3
Payable for collateral for securities on loan	2,482
Unrealized depreciation on forward foreign currency contracts	160
Other	18
10,971
Net Assets	$216,550
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	187,802
Distributable net investment income (loss)	837
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	1,652
Net unrealized appreciation (depreciation) on:
Investment securities	26,402
Translation of assets and liabilites denominated in foreign currencies	(143)
Net Assets	$216,550

Shares Outstanding	18,196

Net Asset Value and Offering Price Per Share	$11.90

The notes to the financial statements are an integral part of this report.

TA IDEX AllianceBernstein International Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $100)	$1,509
Interest	126
Income from loaned securities-net	1
1,636
Expenses:
Management and advisory fees	572
Custody fees	53
Administration fees	13
Legal fees	3
Audit fees	8
Trustees fees	2
Registration fees	2
Other	2

Total expenses	655
Net Investment Income (Loss)	981
Net Realized Gain (Loss) from:
Investment securities	1,392
Foreign currency transactions	260
1,652
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	26,402
Translation of assets and liabilities denominated in foreign currencies	(143)
26,259
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	27,911

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,892

(a)          Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX AllianceBernstein International Value

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30,
2006
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$981
Net realized gain (loss) from investment securities and foreign currency transactions	1,652
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	26,259
28,892
Distributions to Shareholders:
From net investment income:
(144)
Capital Share Transactions:
Proceeds from shares sold:
187,658
Dividends and distributions reinvested:
144
187,802
Net increase (decrease) in net assets	216,550
Net Assets:
Beginning of period	—
End of period	$216,550
Distributable Net Investment Income (Loss)	$837
Share Activity:
Shares issued:
18,182
Shares issued-reinvested from distributions:
14
Net increase (decrease) in shares outstanding:
18,196

(a)          Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX AllianceBernstein International Value

FINANCIAL HIGHLIGHTS
(unaudited)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	$10.00	$0.07	$1.84	$1.91	$(0.01)	$—	$(0.01)	$11.90

Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	19.16%	$—	1.01%	1.51%	13%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX AllianceBernstein International Value (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Evergreen International Small Cap

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $364,258) (including securities loaned of $30,548)	$477,459
Cash	15,575
Foreign currency (cost: $1,272)	1,270
Receivables:
Investment securities sold	11,183
Shares of beneficial interest sold	789
Interest	47
Dividends	1,019
Dividend reclaims receivable	78
507,420

Liabilities:
Investment securities purchased	15,437
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	7
Management and advisory fees	362
Administration fees	7
Payable for collateral for securities on loan	32,438
Other	45
48,296
Net Assets	$459,124
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	309,607
Distributable net investment income (loss)	1,065
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	35,232
Net unrealized appreciation (depreciation) on:
Investment securities	113,201
Translation of assets and liabilites denominated in foreign currencies	19
Net Assets	$459,124

Shares Outstanding	27,558

Net Asset Value and Offering Price Per Share	$16.66

The notes to the financial statements are an integral part of this report.

TA IDEX Evergreen International Small Cap

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $176)	3,060
Interest	$120
Income from loaned securities-net	83
3,263

Expenses:
Management and advisory fees	1,976
Distribution and service fees:
Class A	18
Custody fees	136
Administration fees	38
Legal fees	9
Audit fees	9
Trustees fees	7
Registration fees	1
Other	4
Total expenses	2,198
Net Investment Income (Loss)	1,065
Net Realized Gain (Loss) from:
Investment securities	35,552
Foreign currency transactions	19
35,571
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	79,258
Translation of assets and liabilities denominated in foreign currencies	35
79,293

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	114,864

Net Increase (Decrease) in Net Assets Resulting from Operations	$115,929

The notes to the financial statements are an integral part of this report.

TA IDEX Evergreen International Small Cap

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended
(all amounts in thousands)

	April 30,
	2006	October 31,
	(unaudited)	2005 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,065	$1,209
Net realized gain (loss) from investment securities and foreign currency transactions	35,571	10,112
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	79,293	33,927
	115,929	45,248
Distributions to Shareholders:
From net investment income:
Class I	(823)	—
	(823)	—
From net realized gains:
Class I	(10,837)	—
	(10,837)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	—	114,354
Class I	159,886	170,953
	159,886	285,307
Dividends and distributions reinvested:
Class I	11,660	—
	11,660	—
Cost of shares redeemed:
Class A	(127,067)	—
Class I	(20,179)	—
	(147,246)	—
	24,300	285,307
Net increase (decrease) in net assets	128,569	330,555
Net Assets:
Beginning of period	330,555	—
End of period	$459,124	$330,555
Distributable Net Investment Income (Loss)	$1,065	$823

Share Activity:
Shares issued:
Class A	—	9,945
Class I	12,083	16,080
	12,083	26,025
Shares issued-reinvested from distributions:
Class I	865	—
	865	—
Shares redeemed:
Class A	(9,945)	—
Class I	(1,470)	—
	(11,415)	—
Net increase (decrease) in shares outstanding:
Class A	(9,945)	9,945
Class I	11,478	16,080
	1,533	26,025

(a)             Commenced operations on November 8, 2004. The inception date for the offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Evergreen International Small Cap

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	12.71	0.34	4.37	4.41	(0.03)	(0.43)	(0.46)	16.66
10/31/2005	10.00	0.36	2.65	2.71	—	—	—	12.71

		Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	35.58	459,124	3.15	0.59	45
10/31/2005	27.10	204,413	3.22	0.56	65

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX AllianceBernstein International Value (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Federated Market Opportunity

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $63,494)	$64,548
Cash	11,159
Foreign currency (cost: $291)	290
Receivables:
Investment securities sold	742
Interest	375
Dividends	98
Dividend reclaims receivable	16
77,228
Liabilities:
Investment securities purchased	202
Accounts payable and accrued liabilities:
Management and advisory fees	49
Administration fees	1
Other	32
284
Net Assets	$76,944
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	75,510
Distributable net investment income (loss)	187
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	193
Net unrealized appreciation (depreciation) on investment securities	1,054
Net Assets	$76,944

Shares Outstanding	7,564

Net Asset Value and Offering Price Per Share	$10.17

The notes to the financial statements are an integral part of this report.

TA IDEX Federated Market Opportunity

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$876
Dividends (net of withholding taxes on foreign dividends of $21)	433
1,309
Expenses:
Management and advisory fees	233
Custody fees	26
Administration fees	6
Legal fees	2
Audit fees	8
Trustees fees	1
Registration fees	1
Other	1
Total expenses	278
Net Investment Income (Loss)	1,031
Net Realized Gain (Loss) from:
Investment securities	291
Foreign currency transactions	(98)
193

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,054

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	1,247

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,278

(a)   Commenced operations on December 6, 2005

The notes to the financial statements are an integral part of this report.

TA IDEX Federated Market Opportunity

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30,
2006
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,031
Net realized gain (loss) from investment securities and foreign currency transactions	193
Change in unrealized appreciation (depreciation) on investment securities	1,054
2,278
Distributions to Shareholders:
From net investment income:	(844)

Capital Share Transactions:
Proceeds from shares sold:	80,516

Dividends and distributions reinvested:	844

Cost of shares redeemed:	(5,850)
75,510
76,944
Net increase (decrease) in net assets
Net Assets:	—
Beginning of period	$76,944
End of period	$187
Distributable Net Investment Income (Loss)
Share Activity:
Shares issued:	8,062

Shares issued-reinvested from distributions:	85

Shares redeemed:	(583)

Net increase (decrease) in shares outstanding:	7,564

(a)   Commenced operations on December 6, 2005

The notes to the financial statements are an integral part of this report.

TA IDEX Federated Market Opportunity

FINANCIAL HIGHLIGHTS
(unaudited)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	$10.00	$0.14	$0.15	$0.29	$(0.12)	$—	$(0.12)	$10.17

Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	2.90%	$76,944	0.94%	3.48%	14%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Federated Market Opportunity (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $390,772)	$397,368
Cash	3,658
Foreign currency (cost: $1,617)	1,642
Receivables:
Investment securities sold	49,476
Shares of beneficial interest sold	1,373
Interest	4,061
Unrealized appreciation on forward foreign currency contracts	6,160
463,738

Liabilities:
Investment securities purchased	52,619
Accounts payable and accrued liabilities:
Management and advisory fees	158
Administration fees	6
Unrealized depreciation on forward foreign currency contracts	7,506
Variation margin	20
Other	36
60,345
Net Assets	$403,393
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	396,373
Distributable net investment income (loss)	380
Accumulated net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	1,005
Net unrealized appreciation (depreciation) on:
Investment securities	6,596
Futures contracts	105
Translation of assets and liabilites denominated in foreign currencies	(1,066)
Net Assets	$403,393

Shares Outstanding	38,958

Net Asset Value and Offering Price Per Share	$10.35

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2006(a)
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$2,385

Expenses:
Management and advisory fees	429
Custody fees	87
Administration fees	16
Legal fees	2
Audit fees	8
Trustees fees	2
Registration fees	2
Other	2
Total expenses	548
Net Investment Income (Loss)	1,837
Net Realized Gain (Loss) from:
Investment securities	802
Futures contracts	326
Foreign currency transactions	(123)
1,005
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	6,596
Futures contracts	105
Translation of assets and liabilities denominated in foreign currencies	(1,066)
5,635

Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts and Foreign Currency Transactions	6,640

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,477

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2006 (unaudited) (a)

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,837

Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	1,005

Change in unrealized appreciation (depreciation) on investment securities, futures contracts and foreign currency translation	5,635
8,477
Distributions to Shareholders:
From net investment income:
(1,457)

Capital Share Transactions:
Proceeds from shares sold:
394,916
Dividends and distributions reinvested:
1,457
396,373
Net increase (decrease) in net assets	403,393
Net Assets:
Beginning of period	—
End of period	$403,393
Distributable Net Investment Income (Loss)	$380

Share Activity:
Shares issued:
38,814
Shares issued-reinvested from distributions:
144
Net increase (decrease) in shares outstanding:
38,958

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX JPMorgan International Bond

FINANCIAL HIGHLIGHTS
(unaudited)

		For a share of beneficial interest outstanding throughout each period
		Investment Operations			Distributions
For the Period Ended(d)(e)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	From Net Total Operations	From Net Investment Income	Realized Gains	Total Distributions	Net Asset Value, End of Period
4/30/2006	$10.00	$0.09	$0.34	$0.43	$(0.08)	$—	$(0.08)	$10.35

		Ratios/Supplemental Data
For the Period Ended(e)	Total Return(c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Net Investment Income (Loss) to Average Net Assets(a)	Portfolio Turnover Rate(b)
4/30/2006	4.33%	$403,393	0.68%	2.28%	123%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX JPMorgan International Bond (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX J.P. Morgan Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $235,654)
(including securities loaned of $29,716)	$252,536
Cash	12,129
Receivables:
Investment securities sold	4,468
Interest	36
Dividends	193
269,362
Liabilities:
Investment securities purchased	5,422
Accounts payable and accrued liabilities:
Management and advisory fees	157
Administration fees	4
Payable for collateral for securities on loan	30,679
Other	22
36,284
Net Assets	$233,078
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	208,958
Distributable net investment income (loss)	1,229

Accumulated net realized gain (loss) from investment securities	6,009
Net unrealized appreciation (depreciation) on investment securities	16,882
Net Assets	$233,078

Shares Outstanding	21,104

Net Asset Value and Offering Price Per Share	$11.04

The notes to the financial statements are an integral part of this report.

TA IDEX J.P. Morgan Mid Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $4)	2,617
Interest	$146
Income from loaned securities-net	22
2,785
Expenses:
Management and advisory fees	909
Distribution and service fees:
Class A	29
Custody fees	20
Administration fees	22
Legal fees	5
Audit fees	9
Trustees fees	4
Registration fees	1
Other	1

Total expenses	1,000
Net Investment Income (Loss)	1,785
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	6,817

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	16,307

Net Realized and Unrealized Gain (Loss) on Investment Securities	23,124

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,909

(a)             Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX J.P. Morgan Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended
(all amounts in thousands)

	April 30,
	2006	October 31,
	(unaudited) (b)	2005 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,785	$356

Net realized gain (loss) from investment securities	6,817	173

Change in unrealized appreciation (depreciation) on investment securities	16,307	575
	24,909	1,104
Distributions to Shareholders:
From net investment income:
Class I	(961)	—
	(961)	—
From net realized gains:
Class I	(1,029)	—
	(1,029)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	4,599	197,152
Class I	215,611	—
	220,210	197,152
Dividends and distributions reinvested:
Class I	1,990	—
	1,990	—
Cost of shares redeemed:
Class A	(205,876)	—
Class I	(4,421)	—
	(210,297)	—
	11,903	197,152
Net increase (decrease) in net assets	34,822	198,256
Net Assets:
Beginning of period	198,256	—
End of period	$233,078	$198,256
Distributable Net Investment Income (Loss)	$1,229	$405

Share Activity:
Shares issued:
Class A	456	19,940
Class I	21,338	—
	21,794	19,940
Shares issued-reinvested from distributions:
Class I	191	—
	191	—
Shares redeemed:
Class A	(20,396)	—
Class I	(425)	—
	(20,821)	—
Net increase (decrease) in shares outstanding:
Class A	(19,940)	19,940
Class I	21,104	—
	1,164	19,940

(a)             Commenced operations on March 1, 2005

(b)            Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX J.P. Morgan Mid Cap Value

FINANCIAL HIGHLIGHTS(e)
(unaudited)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	10.09	0.08	0.97	1.05	(0.05)	(0.05)	(0.10)	11.04

Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	10.41%	233,078	0.88%	1.68%	28%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             Class A commenced operations on March 1, 2005. Class I commenced operations on November 15, 2005. Class A assets converted to Class I assets on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Marsico International Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $346,031) (including securities loaned of $16,796)	$418,494
Cash	13,808
Receivables:
Investment securities sold	7,367
Shares of beneficial interest sold	716
Interest	27
Dividends	640
Dividend reclaims receivable	284
Unrealized appreciation on forward foreign currency contracts	82
441,418
Liabilities:
Foreign currency at value (identified cost $567)	573
Investment securities purchased	12,015
Accounts payable and accrued liabilities:
Management and advisory fees	342
Administration fees	7
Payable for collateral for securities on loan	17,913
Other	43
30,893
Net Assets	$410,525
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	287,369
Distributable net investment income (loss)	214
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	50,478
Net unrealized appreciation (depreciation) on:
Investment securities	72,463
Translation of assets and liabilites denominated in foreign currencies	1
Net Assets	$410,525

Shares Outstanding	29,129

Net Asset Value and Offering Price Per Share	$14.09

The notes to the financial statements are an integral part of this report.

TA IDEX Marsico International Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $241)	2,211
Interest	$121
Income from loaned securities-net	66
2,398
Expenses:
Management and advisory fees	1,965
Distribution and service fees:
Class A	17
Custody fees	134
Administration fees	37
Legal fees	9
Audit fees	9
Trustees fees	8
Registration fees	1
Other	4

Total expenses	2,184
Net Investment Income (Loss)	214
Net Realized Gain (Loss) from:
Investment securities	52,351
Foreign currency transactions	(49)
52,302
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	45,183
Translation of assets and liabilities denominated in foreign currencies	8
45,191

Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	97,493

Net Increase (Decrease) in Net Assets Resulting from Operations	$97,707

The notes to the financial statements are an integral part of this report.

TA IDEX Marsico International Growth

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended
(all amounts in thousands)

	April 30, 2006	October 31,
	(unaudited)	2005 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$214	$4,330

Net realized gain (loss) from investment securities and foreign currency transactions	52,302	200

Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	45,191	27,273
	97,707	31,803
Distributions to Shareholders:
From net investment income:
Class I	(3,283)	(573)
	(3,283)	(573)
From net realized gains:
Class I	(2,500)	—
	(2,500)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	105,209
Class I	152,587	257,482
	152,587	362,691
Dividends and distributions reinvested:
Class I	5,783	573
	5,783	573
Cost of shares redeemed:
Class A	(115,115)	—
Class I	(119,148)	—
	(234,263)	—
	(75,893)	363,264
Net increase (decrease) in net assets	16,031	394,494
Net Assets:
Beginning of period	394,494	—
End of period	$410,525	$394,494
Distributable Net Investment Income (Loss)	$214	$3,283

Share Activity:
Shares issued:
Class A	—	10,171
Class I	13,118	25,305
	13,118	35,476
Shares issued-reinvested from distributions:
Class I	479	56
	479	56
Shares redeemed:
Class A	(10,171)	—
Class I	(9,829)	—
	(20,000)	—
Net increase (decrease) in shares outstanding:
Class A	(10,171)	10,171
Class I	3,768	25,361
	(6,403)	35,532

(a)             Commenced operations on November 8, 2004. The inception date for the offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Marsico International Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	11.11	0.01	3.18	3.19	(0.12)	(0.09)	(0.21)	14.09
10/31/2005	10.00	0.16	0.99	1.15	(0.04)	—	(0.04)	11.11

		Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	29.17%	410,525	1.16%	0.15%	65%
10/31/2005	11.49	281,692	1.18	1.52	145

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Marsico International Growth (“the Fund”) commenced operations on November 8, 2004.

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Global Allocation

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $274,892) (including securities loaned of $12,191)	$297,508
Cash (including cash on deposit with brokers of $900)	16,761
Foreign currency (cost: $7,818)	7,966
Receivables:
Investment securities sold	756
Shares of beneficial interest sold	344
Interest	686
Dividends	446
Dividend reclaims receivable	7
324,474
Liabilities:
Investment securities purchased	2,669
Accounts payable and accrued liabilities:
Management and advisory fees	181
Deferred foreign taxes	323
Administration fees	5
Payable for collateral for securities on loan	12,582
Variation margin	1,821
Written options (premiums $767)	1,009
Other	41
18,631
Net Assets	$305,843
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	279,511
Distributable net investment income (loss)	1,028

Accumulated net realized gain (loss) from investment securities, futures contracts, written options and foreign currency transactions	2,965
Net unrealized appreciation (depreciation) on:
Investment securities	22,372
Futures contracts	31
Written option contracts	(242)
Translation of assets and liabilites denominated in foreign currencies	178
Net Assets	$305,843

Shares Outstanding	27,824

Net Asset Value and Offering Price Per Share	$10.99

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Global Allocation

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $91)	1,408
Interest	$984
Income from loaned securities-net	7
2,399
Expenses:
Management and advisory fees	795
Custody fees	161
Administration fees	21
Legal fees	5
Audit fees	8
Trustees fees	3
Registration fees	4
Other	2
Total expenses	999
Net Investment Income (Loss)	1,400
Net Realized Gain (Loss) from:
Investment securities	1,707
Futures contracts	836
Foreign currency transactions	422
2,965
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $244)	22,372
Futures contracts	31
Written option contracts	(242)
Translation of assets and liabilities denominated in foreign currencies	178
22,339
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options and Foreign Currency Transactions	25,304
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,704

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Global Allocation

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30,
2006
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,400

Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	2,965
Change in unrealized appreciation (depreciation) on investment securities, futures contracts, written options and foreign currency translation	22,339
26,704
Distributions to Shareholders:
From net investment income:
(372)
Capital Share Transactions:
Proceeds from shares sold:
279,139
Dividends and distributions reinvested:	372
279,511
305,843
Net increase (decrease) in net assets
Net Assets:
Beginning of period	—
End of period	$305,843
Distributable Net Investment Income (Loss)	$1,028

Share Activity:
Shares issued:
27,787
Shares issued-reinvested from distributions:
37
Net increase (decrease) in shares outstanding:
27,824

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Global Allocation

FINANCIAL HIGHLIGHTS
(unaudited)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	$10.00	$0.05	$0.96	$1.01	$(0.02)	—	$(0.02)	$10.99

Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	10.14%	$305,843	0.94%	1.32%	18%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Mercury Global Allocation (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $469,226) (including securities loaned of $43,288)	$533,499
Cash	282
Receivables:
Interest	5
Dividends	473
534,259
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	315
Administration fees	8
Payable for collateral for securities on loan	44,588
Other	21
44,932
Net Assets	$489,327
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	418,616
Distributable net investment income (loss)	695

Accumulated net realized gain (loss) from investment securities	5,743
Net unrealized appreciation (depreciation) on investment securities	64,273
Net Assets	$489,327

Shares Outstanding	41,728

Net Asset Value and Offering Price Per Share	$11.73

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Large Cap Value

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	3,194
Interest	$66
Income from loaned securities-net	13
3,273
Expenses:
Management and advisory fees	1,628
Distribution and service fees:
Class A	51
Custody fees	22
Administration fees	41
Legal fees	9
Audit fees	9
Trustees fees	8
Registration fees	1
Other	4

Total expenses	1,773
Net Investment Income (Loss)	1,500
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	7,881

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	44,461

Net Realized and Unrealized Gain (Loss) on Investment Securities	52,342

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,842

(a)             Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Large Cap Value

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended
(all amounts in thousands)

	April 30,
	2006	October 31,
	(unaudited) (b)	2005 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,500	$26

Net realized gain (loss) from investment securities	7,881	(2,138)

Change in unrealized appreciation (depreciation) on investment securities	44,461	19,812
	53,842	17,700
Distributions to Shareholders:
From net investment income:
Class I	(1,026)	—
	(1,026)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,001	330,882
Class I	445,738	—
	447,739	330,882
Dividends and distributions reinvested:
Class I	1,026	—
	1,026	—
Cost of shares redeemed:
Class A	(356,774)	—
Class I	(4,062)	—
	(360,836)	—
	87,929	330,882
Net increase (decrease) in net assets	140,745	348,582
Net Assets:
Beginning of period	348,582	—
End of period	$489,327	$348,582
Distributable Net Investment Income (Loss)	$695	$221

Share Activity:
Shares issued:
Class A	191	33,898
Class I	42,006	—
	42,197	33,898
Shares issued-reinvested from distributions:
Class I	94	—
	94	—
Shares redeemed:
Class A	(34,089)	—
Class I	(372)	—
	(34,461)	—
Net increase (decrease) in shares outstanding:
Class A	(33,898)	33,898
Class I	41,728	—
	7,830	33,898

(a)             Commenced operations on March 1, 2005.

(b)            Class I was offered for investment on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Mercury Large Cap Value

FINANCIAL HIGHLIGHTS(e)
(unaudited)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	10.47	0.03	1.26	1.29	(0.03)	—	(0.03)	11.73

Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	12.34%	489,327	0.84%	0.50%	27%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             Class A commenced operations on March 1, 2005. Class I commenced operations on November 15, 2005. Class A assets converted to Class I assets on November 15, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Neuberger Berman International

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $388,785) (including securities loaned of $11,706)	$455,066
Cash	17,795
Receivables:
Investment securities sold	1,871
Shares of beneficial interest sold	416
Interest	36
Dividends	1,528
Dividend reclaims receivable	88
476,800
Liabilities:
Foreign currency at value (identified cost $756)	756
Investment securities purchased	417
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	14
Management and advisory fees	351
Administration fees	7
Payable for collateral for securities on loan	12,160
Other	13
13,718
Net Assets	$463,082
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	385,705
Distributable net investment income (loss)	1,125
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	9,926
Net unrealized appreciation (depreciation) on:
Investment securities	66,281
Translation of assets and liabilites denominated in foreign currencies	45
Net Assets	$463,082

Shares Outstanding	38,331

Net Asset Value and Offering Price Per Share	$12.08

The notes to the financial statements are an integral part of this report.

TA IDEX Neuberger Berman International

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $273)	3,011
Interest	$266
Income from loaned securities-net	31
3,308
Expenses:
Management and advisory fees	1,522
Custody fees	87
Administration fees	32
Legal fees	8
Audit fees	8
Trustees fees	4
Registration fees	5
Other	2

Total expenses	1,668
Net Investment Income (Loss)	1,640
Net Realized Gain (Loss) from:
Investment securities	10,773
Foreign currency transactions	(847)
9,926
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	66,281
Translation of assets and liabilities denominated in foreign currencies	45
66,326
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	76,252

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,892

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Neuberger Berman International

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30,
2006
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,640
Net realized gain (loss) from investment securities and foreign currency transactions	9,926
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	66,326
77,892
Distributions to Shareholders:
From net investment income:
(515)
Capital Share Transactions:
Proceeds from shares sold:
385,285
Dividends and distributions reinvested:
515
Cost of shares redeemed:
(95)
385,705
Net increase (decrease) in net assets	463,082
Net Assets:
Beginning of period	—
End of period	$463,082
Distributable Net Investment Income (Loss)	$1,125

Share Activity:
Shares issued:
38,288
Shares issued-reinvested from distributions:
51
Shares redeemed:
(8)
Net increase (decrease) in shares outstanding:
38,331

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Neuberger Berman International

FINANCIAL HIGHLIGHTS
(unaudited)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	$10.00	$0.05	$2.05	$2.10	$(0.02)	$—	$(0.02)	$12.08

Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	21.02%	$463,082	1.05%	1.04%	23%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Neuberger Berman International (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Developing Markets

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $298,065)	$336,560
Foreign currency (cost: $17,040)	16,906
Receivables:
Investment securities sold	8,262
Shares of beneficial interest sold	438
Interest	1
Dividends	500
362,667
Liabilities:
Investment securities purchased	4,962
Accounts payable and accrued liabilities:
Management and advisory fees	300
Deferred foreign taxes	1,264
Administration fees	5
Due to custodian	10,541
Other	73
17,145
Net Assets	$345,522
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	295,102
Distributable net investment income (loss)	171
Accumulated net realized gain (loss) from investment securities and foreign currency transactions	12,717
Net unrealized appreciation (depreciation) on:
Investment securities	37,672
Translation of assets and liabilites denominated in foreign currencies	(140)
Net Assets	$345,522

Shares Outstanding	29,328

Net Asset Value and Offering Price Per Share	$11.78

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Developing Markets

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends (net of withholding taxes on foreign dividends of $232)	2,620
Interest	$163
2,783
Expenses:
Management and advisory fees	1,350
Custody fees	580
Administration fees	24
Legal fees	6
Audit fees	8
Trustees fees	4
Registration fees	4
Other	1

Total expenses	1,977
Waiver of management and advisory fees	(261)
Net expenses	1,716
Net Investment Income (Loss)	1,067
Net Realized Gain (Loss) from:
Investment securities	13,644
Foreign currency transactions	(927)
12,717
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities (net of foreign capital gains tax accrual of $823)	37,672
Translation of assets and liabilities denominated in foreign currencies	(140)
37,532
Net Realized and Unrealized Gain (Loss) on Investment Securities and Foreign Currency Transactions	50,249

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,316

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Developing Markets

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2006
(unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,067

Net realized gain (loss) from investment securities and foreign currency transactions	12,717

Change in unrealized appreciation (depreciation) on investment securities and foreign currency translation	37,532
51,316
Distributions to Shareholders:
From net investment income:
(896)
Capital Share Transactions:
Proceeds from shares sold:
294,206
Dividends and distributions reinvested:
896
295,102
Net increase (decrease) in net assets	345,522
Net Assets:
Beginning of period	—
End of period	$345,522
Distributable Net Investment Income (Loss)	$171

Share Activity:
Shares issued:
29,239
Shares issued-reinvested from distributions:
89
Net increase (decrease) in shares outstanding:
29,328

(a)             Commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Oppenheimer Developing Markets

FINANCIAL HIGHLIGHTS
(unaudited)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
For the Period Ended(d)(g)	Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions	Value, End of Period
4/30/2006	$10.00	$0.04	$1.79	$1.83	$(0.05)	$-	$(0.05)	$11.78

Ratios/Supplemental Data
		Net Assets,	Ratio of Expenses		Net Investment
		End of	to Average		Income (Loss)	Portfolio
	Total	Period	Net Assets(a)		to Average	Turnover
For the Period Ended(g)	Return(c)	(000’s)	Net(e)	Total(f)	Net Assets(a)	Rate(b)
4/30/2006	18.36%	$345,522	1.45%	1.67%	0.90%	41%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)               Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)            TA IDEX Oppenheimer Developing Markets (“the Fund”) commenced operations on December 6, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Transamerica Short-Term Bond

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $293,869) (including securities loaned of $154)	$290,707
Cash	643
Receivables:
Shares of beneficial interest sold	1
Interest	4,481
Other	4
295,836
Liabilities:
Accounts payable and accrued liabilities:
Management and advisory fees	155
Administration fees	5
Dividends to shareholders	440
Payable for collateral for securities on loan	158
Other	20
778
Net Assets	$295,058
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	299,574
Distributable net investment income (loss)	—
Accumulated net realized gain (loss) from investment securities	(1,354)
Net unrealized appreciation (depreciation) on investment securities	(3,162)
Net Assets	$295,058

Shares Outstanding	30,239

Net Asset Value and Offering Price Per Share	$9.76

The notes to the financial statements are an integral part of this report.

TA IDEX Transamerica Short-Term Bond

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$6,493
Income from loaned securities-net	5
6,498
Expenses:
Management and advisory fees	929
Distribution and service fees:
Class A	16
Custody fees	16
Administration fees	29
Legal fees	7
Audit fees	9
Trustees fees	6
Registration fees	1
Other	2
Total expenses	1,015
Net Investment Income (Loss)	5,483
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	(696)
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(359)
Net Realized and Unrealized Gain (Loss) on Investment Securities	(1,055)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,428

The notes to the financial statements are an integral part of this report.

TA IDEX Transamerica Short-Term Bond

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005(a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$5,483	$5,617
Net realized gain (loss) from investment securities	(696)	(658)
Change in unrealized appreciation (depreciation) on investment securities	(359)	(2,803)
	4,428	2,156
Distributions to Shareholders:
From net investment income:
Class A	(146)	(1,688)
Class I	(5,337)	(3,929)
	(5,483)	(5,617)
Capital Share Transactions:
Proceeds from shares sold:
Class A	682	107,851
Class I	119,851	173,243
	120,533	281,094
Dividends and distributions reinvested:
Class A	256	1,564
Class I	5,121	3,706
	5,377	5,270
Cost of shares redeemed:
Class A	(109,421)	—
Class I	(3,279)	—
	(112,700)	—
	13,210	286,364
Net increase (decrease) in net assets	12,155	282,903
Net Assets:
Beginning of period	282,903	—
End of period	$295,058	$282,903
Distributable Net Investment Income (Loss)	$—	$—
Share Activity:
Shares issued:
Class A	70	10,930
Class I	12,253	17,421
	12,323	28,351
Shares issued-reinvested from distributions:
Class A	26	159
Class I	524	376
	550	535
Shares redeemed:
Class A	(11,185)	—
Class I	(335)	—
	(11,520)	—
Net increase (decrease) in shares outstanding:
Class A	(11,089)	11,089
Class I	12,442	17,797
	1,353	28,886

(a)           Commenced operations on November 8, 2004. The inception date for the offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Transamerica Short-Term Bond

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(g)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	9.79	0.18	(0.03)	0.15	(0.18)	—	(0.18)	9.76
10/31/2005	10.00	0.28	(0.22)	0.06	(0.27)	—	(0.27)	9.79

		Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended(e)	Return(c)	(000’s)	Net Assets(a)	Net Assets(a)	Rate(b)
4/30/2006	1.55	295,058	0.69	3.81	30
10/31/2005	0.49	174,302	0.71	2.92	153

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Transamerica Short-Term Bond (“the Fund”) commenced operations on November 8, 2004.

The notes to the financial statements are an integral part of this report.

TA IDEX UBS Large Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2006

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $184,956) (including securities loaned of $14,536)	$209,157
Cash	3,244
Receivables:
Interest	10
Dividends	325
212,736
Liabilities:
Investment securities purchased	99
Accounts payable and accrued liabilities:
Management and advisory fees	131
Administration fees	3
Payable for collateral for securities on loan	15,071
Other	16
15,320
Net Assets	$197,416
Net Assets Consist of:

Shares of beneficial interest, unlimited shares authorized, no par value	170,213
Distributable net investment income (loss)	853

Accumulated net realized gain (loss) from investment securities	2,149
Net unrealized appreciation (depreciation) on investment securities	24,201
Net Assets	$197,416

Shares Outstanding	16,490

Net Asset Value and Offering Price Per Share	$11.97

The notes to the financial statements are an integral part of this report.

TA IDEX UBS Large Cap Value

STATEMENT OF OPERATIONS

For the period ended April 30, 2006

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	1,979
Interest	$67
Income from loaned securities-net	7
2,053
Expenses:
Management and advisory fees	763
Distribution and service fees:
Class A	10
Custody fees	11
Administration fees	18
Legal fees	4
Audit fees	9
Trustees fees	4
Registration fees	1
Other	2
Total expenses	822
Net Investment Income (Loss)	1,231
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	2,150

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	17,360

Net Realized and Unrealized Gain (Loss) on Investment Securities	19,510

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,741

The notes to the financial statements are an integral part of this report.

TA IDEX UBS Large Cap Value

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005 (a)

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$1,231	$1,290
Net realized gain (loss) from investment securities	2,150	2,898
Change in unrealized appreciation (depreciation) on investment securities	17,360	6,841
	20,741	11,029
Distributions to Shareholders:
From net investment income:
Class I	(1,596)	(72)
	(1,596)	(72)
From net realized gains:
Class I	(2,899)	—
	(2,899)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	—	67,684
Class I	103,688	86,786
	103,688	154,470
Dividends and distributions reinvested:
Class I	4,495	72
	4,495	72
Cost of shares redeemed:
Class A	(72,383)	—
Class I	(20,129)	—
	(92,512)	—
	15,671	154,542
Net increase (decrease) in net assets	31,917	165,499
Net Assets:
Beginning of period	165,499	—
End of period	$197,416	$165,499
Distributable Net Investment Income (Loss)	$853	$1,218

Share Activity:
Shares issued:
Class A	—	6,529
Class I	9,270	8,586
	9,270	15,115
Shares issued-reinvested from distributions:
Class I	399	7
	399	7
Shares redeemed:
Class A	(6,529)	—
Class I	(1,772)	—
	(8,301)	—
Net increase (decrease) in shares outstanding:
Class A	(6,529)	6,529
Class I	7,897	8,593
	1,368	15,122

(a)             Commenced operations on Novermber 8, 2004.  The inception date for the offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX UBS Large Cap Value

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	10.95	0.07	1.23	1.30	(0.10)	(0.18)	(0.28)	11.97
10/31/2005	10.00	0.12	0.84	0.96	(0.01)	—	(0.01)	10.95

		Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended (e)	Return (c)	(000’s)	Net Assets (a)	Net Assets (a)	Rate (b)
4/30/2006	12.07	197,416	0.88	1.27	15
10/31/2005	9.60	94,135	0.92	1.14	43

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on a initial purchase. Not annualized.

(d)            Per share information is caluclated based on average number of shares outstanding.

(e)             TA IDEX UBS Large Cap Value (“the Fund”) commenced operations on November 8, 2004.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Emerging Markets Debt

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $373,520)	$378,714
Cash	27,649
Cash on deposit with brokers	160
Receivables:
Investment securities sold	6,143
Shares of beneficial interest sold	457
Interest	6,174
Variation margin	133
419,430
Liabilities:
Investment securities purchased	10,627
Accounts payable and accrued liabilities:
Management and advisory fees	303
Administration fees	7
Dividends to shareholders	623
Written options (premiums $96)	4
Other	7
11,571
Net Assets	$407,859
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	398,737
Distributable net investment income (loss)	388
Accumulated net realized gain (loss) from investment securities , futures contracts and foreign currency transactions	3,416
Net unrealized appreciation (depreciation) on:
Investment securities	5,194
Futures contracts	31
Written option contracts	93
Net Assets	$407,859
Shares Outstanding	38,411
Net Asset Value and Offering Price Per Share	$10.62

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Emerging Markets Debt

STATEMENT OF OPERATIONS
For the period ended April 30, 2006
(all amounts in thousands)
(unaudited)

Investment Income:
Interest	$9,378
Expenses:
Management and advisory fees	1,429
Distribution and service fees:
Class A	18
Transfer agent fees	1
Custody fees	61
Administration fees	30
Legal fees	6
Audit fees	9
Trustees fees	5
Registration fees	1
Other	1
Total expenses	1,561
Net Investment Income (Loss)	7,817
Net Realized Gain (Loss) from:
Investment securities	3,472
Futures contracts	521
Foreign currency transactions	(5)
3,988
Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	385
Futures contracts	(436)
Written option contracts	93
42
Net Realized and Unrealized Gain (Loss) on Investment Securities, Futures Contracts, Written Options and Foreign Currency Transactions	4,030
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,847

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Emerging Markets Debt

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended
(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005 (a)

Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$7,817	$6,211
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	3,988	1,096
Change in unrealized appreciation (depreciation) on investment securities, futures contracts and written options	42	5,276
	11,847	12,583
Distributions to Shareholders:
From net investment income:
Class A	(246)	(2,621)
Class I	(7,158)	(3,615)
	(7,404)	(6,236)
From net realized gains:
Class I	(1,668)	—
	(1,668)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	4,012	119,971
Class I	405,095	129,575
	409,107	249,546
Dividends and distributions reinvested:
Class A	460	2,378
Class I	8,287	3,333
	8,747	5,711
Cost of shares redeemed:
Class A	(130,675)	—
Class I	(143,699)	—
	(274,374)	—
	143,480	255,257
Net increase (decrease) in net assets	146,255	261,604
Net Assets:
Beginning of period	261,604	—
End of period	$407,859	$261,604
Distributable Net Investment Income (Loss)	$388	$(25)

Share Activity:
Shares issued:
Class A	384	11,788
Class I	38,204	12,685
	38,588	24,473
Shares issued-reinvested from distributions:
Class A	44	232
Class I	781	325
	825	557
Shares redeemed:
Class A	(12,448)	—
Class I	(13,584)	—
	(26,032)	—
Net increase (decrease) in shares outstanding:
Class A	(12,020)	12,020
Class I	25,401	13,010
	13,381	25,030

(a)          Commenced operations on November 8, 2004. The inception date for the offering of share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Emerging Markets Debt

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended (d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	10.45	0.27	0.23	0.50	(0.26)	(0.07)	(0.33)	10.62
10/31/2005	10.00	0.49	0.45	0.94	(0.49)	—	(0.49)	10.45

		Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended (e)	Return (c)	(000’s)	Net Assets	Net Assets (a)	Rate (b)
4/30/2006	4.84	407,859	1.02	5.17	49
10/31/2005	9.36	136,022	1.07	4.91	67

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Van Kampen Emerging Markets Debt (“the Fund”) commenced operations on November 8, 2004.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Mid-Cap Growth

STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2006
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
Investment securities, at value (cost: $52,200)	$54,611
Cash	3,487
Receivables:
Investment securities sold	111
Shares of beneficial interest sold	562
Interest	9
Dividends	4
58,784
Liabilities:
Investment securities purchased	2,515
Accounts payable and accrued liabilities:
Management and advisory fees	33
Administration fees	1
Other	13
2,562
Net Assets	$56,222
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	53,696
Distributable net investment income (loss)	53
Accumulated net realized gain (loss) from investment securities	62
Net unrealized appreciation (depreciation) on investment securities	2,411
Net Assets	$56,222
Shares Outstanding	5,209
Net Asset Value and Offering Price Per Share	$10.79

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Mid-Cap Growth

STATEMENT OF OPERATIONS
For the period ended April 30, 2006 (a)
(all amounts in thousands)
(unaudited)

Investment Income:
Dividends	142
Interest	$26
168
Expenses:
Management and advisory fees	94
Custody fees	10
Administration fees	2
Audit fees	7
Registration fees	1
Other	1
Total expenses	115
Net Investment Income (Loss)	53
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	62
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,411
Net Realized and Unrealized Gain (Loss) on Investment Securities	2,473
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,526

(a)             Commenced operations on January 3, 2006.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Mid-Cap Growth

STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

April 30, 2006 (unaudited) (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$53
Net realized gain (loss) from investment securities	62
Change in unrealized appreciation (depreciation) on investment securities	2,411
2,526
Capital Share Transactions:
Proceeds from shares sold:
53,696
53,696
Net increase (decrease) in net assets	56,222
Net Assets:
Beginning of period	—
End of period	$56,222
Distributable Net Investment Income (Loss)	$53
Share Activity:
Shares issued:
5,209
Net increase (decrease) in shares outstanding:	5,209

(a)             Commenced operations on January 3, 2006.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Mid-Cap Growth

FINANCIAL HIGHLIGHTS
(unaudited)

For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended (d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	$10.00	$0.02	$0.77	$0.79	$—	$—	$—	$10.79

Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended (e)	Return (c)	(000’s)	Net Assets (a)	Net Assets (a)	Rate (b)
4/30/2006	7.90%	$56,222	0.98%	0.45%	21%

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Van Kampen Mid-Cap Growth (“the Fund”) commenced operations on January 3, 2006.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Small Company Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2006

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $334,184) (including securities loaned of $75,351)	$369,998
Cash	17,688
Receivables:
Investment securities sold	6,481
Shares of beneficial interest sold	416
Interest	69
Income from loaned securities	27
Dividends	22
394,701
Liabilities:
Investment securities purchased	10,470
Accounts payable and accrued liabilities:
Management and advisory fees	234
Administration fees	5
Payable for collateral for securities on loan	78,150
Other	18
88,877
Net Assets	$305,824
Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	260,193
Distributable net investment income (loss)	(303)

Accumulated net realized gain (loss) from investment securities	10,120
Net unrealized appreciation (depreciation) on investment securities	35,814
Net Assets	$305,824

Shares Outstanding	23,034

Net Asset Value and Offering Price Per Share	$13.28

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Small Company Growth

STATEMENT OF OPERATIONS

For the period ended April 30, 2006

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$198
Dividends	386
Income from loaned securities-net	433
1,017
Expenses:
Management and advisory fees	1,205
Distribution and service fees:
Class A	11
Custody fees	20
Administration fees	25
Legal fees	5
Audit fees	9
Trustees fees	4
Registration fees	2
Other	2
Total expenses	1,283
Net Investment Income (Loss)	(266)
Net Realized and Unrealized Gain (Loss)
Realized gain (loss) from investment securities	10,167

Increase (decrease) in unrealized appreciation (depreciation) on investment securities	32,204

Net Realized and Unrealized Gain (Loss) on Investment Securities	42,371

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,105

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended

(all amounts in thousands)

	April 30, 2006 (unaudited)	October 31, 2005 (a)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(266)	$99

Net realized gain (loss) from investment securities	10,167	3,119

Change in unrealized appreciation (depreciation) on investment securities	32,204	3,610
	42,105	6,828
Distributions to Shareholders:
From net investment income:
Class I	(136)	—
	(136)	—
From net realized gains:
Class I	(3,166)	—
	(3,166)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,856	71,534
Class I	179,175	82,745
	182,031	154,279
Dividends and distributions reinvested:
Class I	3,302	—
	3,302	—
Cost of shares redeemed:
Class A	(79,117)	—
Class I	(302)	—
	(79,419)	—
	105,914	154,279
Net increase (decrease) in net assets	144,717	161,107
Net Assets:
Beginning of period	161,107	—
End of period	$305,824	$161,107
Distributable Net Investment Income (Loss)	$(303)	$99

Share Activity:
Shares issued:
Class A	248	6,633
Class I	15,127	7,658
	15,375	14,291
Shares issued-reinvested from distributions:
Class I	274	—
	274	—
Shares redeemed:
Class A	(6,881)	—
Class I	(25)	—
	(6,906)	—
Net increase (decrease) in shares outstanding:
Class A	(6,633)	6,633
Class I	15,376	7,658
	8,743	14,291

(a)             Commenced operations on November 8, 2004. The inception date for the offering of Share Class A was March 1, 2005.

The notes to the financial statements are an integral part of this report.

TA IDEX Van Kampen Small Company Growth

FINANCIAL HIGHLIGHTS
(unaudited for the period ended April 30, 2006)

	For a share of beneficial interest outstanding throughout each period
	Net Asset	Investment Operations			Distributions			Net Asset
	Value,	Net	Net Realized		From Net	From Net		Value,
	Beginning	Investment	and Unrealized	Total	Investment	Realized	Total	End
For the Period Ended(d)(e)	of Period	Income (Loss)	Gain (Loss)	Operations	Income	Gains	Distributions	of Period
4/30/2006	11.29	(0.01)	2.18	2.17	(0.01)	(0.17)	(0.18)	13.28
10/31/2005	10.00	0.01	1.28	1.29	—	—	—	11.29

		Ratios/Supplemental Data
		Net Assets,		Net Investment
		End of	Ratio of Expenses	Income (Loss)	Portfolio
	Total	Period	to Average	to Average	Turnover
For the Period Ended (e)	Return (c)	(000’s)	Net Assets (a)	Net Assets (a)	Rate (b)
4/30/2006	19.42	305,824	1.00	(0.20)	42
10/31/2005	12.80	86,432	1.07	0.06	75

NOTES TO FINANCIAL HIGHLIGHTS

(a)             Annualized.

(b)            Not annualized.

(c)             Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Not annualized.

(d)            Per share information is calculated based on average number of shares outstanding.

(e)             TA IDEX Van Kampen Small Company Growth (“the Fund”) commenced operations on November 8, 2004.

The notes to the financial statements are an integral part of this report.

TA IDEX Class I Funds

NOTES TO FINANCIAL STATEMENTS
At April 30, 2006
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TA IDEX AllianceBernstein International Value (“AllianceBernstein International Value”), TA IDEX Evergreen International Small Cap (“Evergreen International Small Cap”), TA IDEX Federated Market Opportunity (“Federated Market Opportunity”), TA IDEX JPMorgan International Bond (“JPMorgan International Bond”), TA IDEX J.P. Morgan Mid Cap Value (“J.P. Morgan Mid Cap Value”), TA IDEX Marsico International Growth (“Marsico International Growth”), TA IDEX Mercury Global Allocation (“Mercury Global Allocation”), TA IDEX Mercury Large Cap Value (“Mercury Large Cap Value”), TA IDEX Neuberger Berman International (“Neuberger Berman International”), TA IDEX Oppenheimer Developing Markets (“Oppenheimer Developing Markets”), TA IDEX Transamerica Short-Term Bond (“Transamerica Short-Term Bond”), TA IDEX UBS Large Cap Value (“UBS Large Cap Value”), TA IDEX Van Kampen Emerging Markets Debt (“Van Kampen Emerging Markets Debt”), TA IDEX Van Kampen Mid-Cap Growth (“Van Kampen Mid-Cap Growth”), and TA IDEX Van Kampen Small Company Growth (“Van Kampen Small Company Growth”), (each a “Fund” and collectively “the Funds”), are part of Transamerica IDEX Mutual Funds.

Evergreen International Small Cap, Marsico International Growth, Transamerica Short-Term Bond, UBS Large Cap Value, Van Kampen Emerging Markets Debt andVan Kampen Small Company Growth commenced operations on November 8, 2004.

J.P. Morgan Mid Cap Value and Mercury Large Cap Value commenced operations on March 1, 2005 with Class A shares. J.P. Morgan Mid Cap Value and Mercury Large Cap Value commenced operations on Class I shares and converted Class A assets to Class I assets on November 15, 2005.

AllianceBernstein International Value, Federated Market Opportunity, JPMorgan International Bond, Mercury Global Allocation, Neuberger Berman International and Oppenheimer Developing Markets commenced operations on December 6, 2005.

Van Kampen Mid-Cap Growth commenced operations on January 3, 2006.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

This report should be read in conjunction with the Funds’ current prospectuses, which contain more complete information about the Funds.

In preparing the Funds’ financial statements in accordance with accounting  principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income and expenses:  The Funds currently offer one class of shares, Class I shares, which are currently being offered for sale only to certain affiliated asset allocation funds. Effective November 16, 2005, Evergreen International Small Cap, J.P.Morgan Mid Cap Value, Marsico International

Growth, Mercury Large Cap Value, Transamerica Short-Term Bond, UBS Large Cap Value, Van Kampen Emerging Markets Debt and Van Kampen Small Company Growth ceased offering Class A shares. Income, non-class specific expenses and realized and unrealized gains and losses, were allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bore its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at the net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by the Funds’ Administrative Valuation Committee, under the supervision of the Board’s Valuation Committee, using guidelines adopted by the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Funds’ Administrative Valuation Committee, under the supervision of the Board’s Valuation Committee, using guidelines adopted by the Board of Trustees.

Cash: The Funds may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Funds to invest the excess cash into a savings account, which at April 30, 2006, was paying an interest rate of 3.24%.

Throughout the year, the Fund may have a cash overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Repurchase agreements:  The Funds are authorized to enter into repurchase agreements. The Funds, through their custodian, IBT, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture:  The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica IDEX Mutual Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party.

Recaptured commissions during the six months ended April 30, 2006 are included in net realized gains in the Statement of Operations and are summarized as follows:

Fund	Commissions
AllianceBernstein International Value	$13
Evergreen International Small Cap	13
Federated Market Opportunity	Less than $1
Neuberger Berman International	41
UBS Large Cap Value	12
Van Kampen Small Company Growth	59

Securities lending:  The Funds may lend securities to qualified borrowers, with IBT acting as the Funds’ lending agent. The Funds earn negotiated lenders’ fees. The Funds receive cash and/or securities as collateral against the loaned securities. Cash collateral received is invested in short term, interest bearing securities. The Funds monitor the market value of securities loaned on a daily basis and requires collateral in an amount at least equal to the value of the securities loaned. Income from loaned securities on the Statement of Operations is net of fees earned by IBT for its services, in the following amounts:

Fund	Fees
AllianceBernstein International Value	$1
Evergreen International Small Cap	35
J.P. Morgan Mid Cap Value	9
Marsico International Growth	28
Mercury Global Allocation	3
Mercury Large Cap Value	6
Neuberger Berman International	13
Transamerica Short-Term Bond	2
UBS Large Cap Value	3
Van Kampen Small Company Growth	185

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Dividend income is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign capital gains taxes:  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Forward foreign currency contracts: The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward currency contracts at April 30, 2006 are listed in the Schedules of Investments.

Futures contracts:  The Funds may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

Open futures contracts at April 30, 2006 are listed in the Schedules of Investments.

Option contracts:  The Funds may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When a Fund writes a covered call or put option, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Options are marked-to-market daily to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2006 are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

Van Kampen Emerging Markets Debt	Premium	Contracts*
Beginning Balance October 31, 2005	$—	—
Sales	96	8,773,450
Closing Buys	—	—
Expirations	—	—
Exercised	—	—
Balance at April 30, 2006	$96	8,773,450

* Contracts not in thousands

Mercury Global Allocation	Premium	Contracts*
Beginning Balance December 6, 2005	$—	—
Sales	767	2,875
Closing Buys	—	—
Expirations	—	—
Exercised	—	—
Balance at April 30, 2006	$767	2,875

* Contracts not in thousands

Dividend distributions:  Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. RELATED PARTY TRANSACTIONS

Transamerica Fund Advisors, Inc. (“TFAI”) is the Funds’ investment adviser. Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. AFSG Securities Corp. (“AFSG”) is the Funds’ distributor/principal underwriter. TFAI, TFS, and AFSG are affiliates of AEGON, NV, a Netherlands corporation.

100% of Fund assets are owned by affiliated investment companies.

Investment advisory fees:  The Funds pay management fees to TFAI based on average daily net assets (“ANA”) at the following breakpoints:

Fund	Breakpoints
AllianceBernstein International Value	0.88% of the first $200 million of ANA 0.81% of the next $300 million of ANA 0.77% of ANA over $500 million
Evergreen International Small Cap	1.07% of the first $250 million of ANA 1.00% of ANA over $250 million
Federated Market Opportunity	0.85% of the first $30 million of ANA 0.80% of the next $20 million of ANA 0.70% of ANA over $50 million
JPMorgan International Bond	0.55% of the first $100 million of ANA 0.52% of the next $150 million of ANA 0.51% of the next $250 million of ANA 0.50% of the next $500 million of ANA 0.47% of ANA over $1 billion
J.P. Morgan Mid Cap Value	0.85% of the first $100 million of ANA 0.80% of ANA over $100 million
Marsico International Growth	1.06% of the first $300 million of ANA 1.01% of the next $100 million of ANA 0.96% of the next $600 million of ANA 0.91% of ANA over $1 billion
Mercury Global Allocation	0.80% of the first $100 million of ANA 0.72% of ANA over $100 million
Mercury Large Cap Value	0.80% of the first $250 million of ANA 0.775% of the next $500 million of ANA 0.75% of ANA over $750 million
Neuberger Berman International	1.00% of the first $100 million of ANA 0.95% of ANA over $100 million

Oppenheimer Developing Markets	1.20% of the first $50 million of ANA 1.15% of the next $150 million of ANA 1.10% of ANA over $200 million
Transamerica Short-Term Bond	0.65% of the first $250 million of ANA 0.60% of the next $250 million of ANA 0.575% of the next $500 million of ANA 0.55% of ANA over $1 billion
UBS Large Cap Value

From November 1, 2005 through December 31, 2005:
0.85% of the first $200 million of ANA
0.80% of the next $550 million of ANA
0.75% of the next $250 million of ANA
0.70% of ANA over $1 billion
From January 1, 2006 on:
0.82% of the first $200 million of ANA
0.76% of the next $200 million of ANA
0.74% of the next $350 million of ANA
0.71% of the next $250 million of ANA
0.67% of the next $500 million of ANA
0.62% of ANA over $1.5 billion

Van Kampen Emerging Markets Debt	0.95% of the first $250 million of ANA 0.90% of the next $250 million of ANA 0.80% of ANA over $500 million
Van Kampen Mid-Cap Growth	0.80% of ANA
Van Kampen Small Company Growth	0.95% of the first $500 million of ANA 0.85% of ANA over $500 million

TFAI has contractually agreed to waive its advisory fee and will reimburse each Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

Fund	Expense Limit
AllianceBernstein International Value	1.13%
Evergreen International Small Cap*	1.32%
Federated Market Opportunity	1.05%
JPMorgan International Bond	0.75%
J.P. Morgan Mid Cap Value*	1.05%
Marsico International Growth*	1.31%
Mercury Global Allocation	1.00%
Mercury Large Cap Value*	1.00%
Neuberger Berman International	1.25%
Oppenheimer Developing Markets	1.45%
Transamerica Short-Term Bond*	0.85%
UBS Large Cap Value*	1.05% (from November 1, 2005 through December 31, 2005) 1.02% (from January 1, 2006 on)
Van Kampen Emerging Markets Debt*	1.15%
Van Kampen Mid-Cap Growth	1.00%
Van Kampen Small Company Growth*	1.15%

* If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed class expenses.

There are no amounts available for recapture at April 30, 2006.

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. Each Fund pays TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: Each Fund pays TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following amounts for the period from inception through April 30, 2006:

Fund	Fees
Evergreen International Small Cap	Less than $1
JPMorgan International Bond	Less than $1
Marsico International Growth	Less than $1
UBS Large Cap Value	Less than $1
Van Kampen Emerging Markets Debt	Less than $1
Van Kampen Small Company Growth	Less than $1

Brokerage commissions:  Brokerage commissions incurred on security transactions placed with an affiliate of the advisor for the six months ended April 30, 2006 were $13 and $7 for Mercury Global Allocation and Van Kampen Small Company Growth, respectively.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period from inception through April 30, 2006 were as follows:

	Purchase of Securities		Proceeds of Sales
Fund	Long Term	U.S. Government	Long Term	U.S. Government
AllianceBernstein International Value	$198,983	$—	$19,491	$—
Evergreen International Small Cap	178,498	—	168,835	—
Federated Market Opportunity	23,476	39,258	3,595	—
JPMorgan International Bond	527,041	—	203,574	—
J.P. Morgan Mid Cap Value	68,391	—	58,068
Marsico International Growth	245,099	—	324806	—
Mercury Global Allocation	217,891	58,172	22,293	11,824
Mercury Large Cap Value	198,140	—	110,765	—
Neuberger Berman International	448,385	—	82,302	—
Oppenheimer Developing Markets	393,663	—	108,982	—
Transamerica Short-Term Bond	101,579	7,808	70,583	7,791
UBS Large Cap Value	37,273	—	26,415	—
Van Kampen Emerging Markets Debt	274,574	—	142,468	—
Van Kampen Mid-Cap Growth	59,407	—	7,269	—
Van Kampen Small Company Growth	198,729	—	101,065	—

NOTE 4. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales and foreign currency transactions.

NOTE 5. REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Funds’ investment adviser, TFAI, and certain affiliates and former employees of TFAI, the SEC staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Funds currently believe that the likelihood that any such action will have a material adverse impact on them is remote. It is important to note that the Funds are not aware of any allegation of wrongdoing against them and their Board at the time this semi-annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Funds, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Funds and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the Funds, will bear the costs regarding these regulatory matters.

TA IDEX ALLIANCEBERNSTEIN INTERNATIONAL VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 26, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX AllianceBernstein International Value (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and Alliance Capital Management, L.P. (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the comparative fee, expense and performance information of another fund managed by the Sub-Adviser that is managed in accordance with an investment program that closely resembles the proposed investment program of the Fund (the “Sub-Adviser’s Similar Fund”) prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and anticipated profitability data. In considering the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature, extent and quality of the services proposed to be provided by TFAI and the Sub-Adviser to the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Board also determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed operations of the Fund, the competitive landscape of the investment company business, and investor needs.

The investment performance of the Fund. The Board noted that no performance information is available for the Fund, but considered the performance of the Sub-Adviser’s Similar Fund as compared to its Lipper peers. The Board noted that the Sub-Adviser’s Similar Fund has outperformed its Lipper peers for the year-to-date, one- and three-year trailing periods ended May 31, 2005. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Sub-Adviser, as well as the performance of the Sub-Adviser’s Similar Fund, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the anticipated costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board noted that the anticipated asset weighted investment management fee for the Fund is lower than the category median investment management fee. Based on such information, the Trustees determined that the level of anticipated investment management fees and estimated overall expense ratio of the Fund generally are consistent with industry averages. The Board also took note of the costs involved in establishing a new fund. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, the anticipated TFAI profitability information (based on estimates derived from a TFAI profitability analysis provided at the meeting), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI’s estimated profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the proposed Investment Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund. The Board concluded that the inclusion of the asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board determined that the Fund’s proposed management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and the TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TFAI and the Sub-Adviser from their relationship with the Fund, including “soft-dollar” benefits (if any) in connection with brokerage transactions should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI should be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services anticipated to be provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. In approving the Fund, the Board considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and the Sub-Adviser’s overall portfolio management capabilities. The Board also considered the proposed investment objective of the Fund and the proposed strategy for the Fund, and determined that it would enhance the investment options for the asset allocation funds. The Board determined that TFAI and the Sub-Adviser have made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI’s expense limitation and fee waiver arrangements with the TA IDEX funds, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX EVERGREEN INTERNATIONAL SMALL CAP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Evergreen International Small Cap (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”) as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Evergreen Investment Management Company, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date (the Fund commenced operations on November 8, 2004) performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved superior investment performance, noting that the performance of the Fund has been above median relative to its peers and superior to the benchmark index over this period. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX FEDERATED MARKET OPPORTUNITY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 26, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Federated Market Opportunity (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and Federated Equity Management Company of Pennsylvania (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the comparative fee, expense and performance information of another fund managed by the Sub-Adviser that is managed in accordance with an investment program that closely resembles the proposed investment program of the Fund (the “Sub-Adviser’s Similar Fund”) prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and anticipated profitability data. In considering the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature, extent and quality of the services proposed to be provided by TFAI and the Sub-Adviser to the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Board also determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed operations of the Fund, the competitive landscape of the investment company business, and investor needs.

The investment performance of the Fund. The Board noted that no performance information is available for the Fund, but considered the performance of the Sub-Adviser’s Similar Fund as compared to its Lipper peers. The Board noted that the Sub-Adviser’s Similar Fund has outperformed its Lipper peers for the year-to-date, one- and three-year trailing periods ended May 31, 2005. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Sub-Adviser, as well as the performance of the Sub-Adviser’s Similar Fund, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the anticipated costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board noted that the anticipated asset weighted investment management fee for the Fund is lower than the category median investment management fee. Based on such information, the Trustees determined that the level of anticipated investment management fees and estimated overall expense ratio of the Fund generally are consistent with industry averages. The Board also took note of the costs involved in establishing a new fund. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, the anticipated TFAI profitability information (based on estimates derived from a TFAI profitability analysis provided at the meeting), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI’s estimated profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the proposed Investment Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund. The Board concluded that the inclusion of the asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board determined that the Fund’s proposed management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and the TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TFAI and the Sub-Adviser from their relationship with the Fund, including “soft-dollar” benefits (if any) in connection with brokerage transactions should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI should be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services anticipated to be provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. In approving the Fund, the Board considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and the Sub-Adviser’s overall portfolio management capabilities. The Board also considered the proposed investment objective of the Fund and the proposed strategy for the Fund, and determined that it would enhance the investment options for the asset allocation funds. The Board determined that TFAI and the Sub-Adviser have made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI’s expense limitation and fee waiver arrangements with the TA IDEX funds, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX JPMORGAN INTERNATIONAL BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 26, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX JPMorgan International Bond (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and J. P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the comparative fee, expense and performance information of another fund managed by the Sub-Adviser that is managed in accordance with an investment program that closely resembles the proposed investment program of the Fund (the “Sub-Adviser’s Similar Fund”) prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and anticipated profitability data. In considering the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature, extent and quality of the services proposed to be provided by TFAI and the Sub-Adviser to the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Board also determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed operations of the Fund, the competitive landscape of the investment company business, and investor needs.

The investment performance of the Fund. The Board considered the performance of the Sub-Adviser’s Similar Fund as compared to its Lipper peers. The Board noted that although the performance of the Sub-Adviser’s Similar Fund slightly trails its Lipper peers for the year-to-date trailing period, it has outperformed its Lipper peers for the past one- and three-year trailing periods ended May 31, 2005. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Sub-Adviser, as well as the performance of the Sub-Adviser’s Similar Fund, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the anticipated costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board noted that the anticipated asset weighted investment management fee for the Fund is lower than the category median investment management fee. Based on such information, the Trustees determined that the level of anticipated investment management fees and estimated overall expense ratio of the Fund generally are consistent with industry averages. The Board also took note of the costs involved in establishing a new fund. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, the anticipated TFAI profitability information (based on estimates derived from a TFAI profitability analysis provided at the meeting), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI’s estimated profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the proposed Investment Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund. The Board concluded that the inclusion of the asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board determined that the Fund’s proposed management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and the TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TFAI and the Sub-Adviser from their relationship with the Fund, including “soft-dollar” benefits (if any) in connection with brokerage transactions should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft-dollar” arrangements will be consistent with applicable law and “best execution” requirements. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI should be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services anticipated to be provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. In approving the Fund, the Board considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and the Sub-Adviser’s overall portfolio management capabilities. The Board also considered the proposed investment objective of the Fund and the proposed strategy for the Fund, and determined that it would enhance the investment options for the asset allocation funds. The Board determined that TFAI and the Sub-Adviser have made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI’s expense limitation and fee waiver arrangements with the TA IDEX funds, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX J.P. MORGAN MID CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX J.P. Morgan Mid Cap Value (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date (the Fund commenced operations on March 1, 2005) performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser had achieved acceptable performance, noting that although the Fund performance was below-median relative to its peers over this period, it was competitive with the benchmark index. On the basis of the Trustees’ assessment of the nature, extent and quality of  advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX MARSICO INTERNATIONAL GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Marsico International Growth (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Columbia Management Advisors, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date (the Fund commenced operations on November 8, 2004) performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, ended June 30, 2005. The Board reviewed the Fund’s below-median performance during the brief period since its inception, but noted that the Sub-Adviser’s proprietary fund, which has comparable investment objectives and strategies, has a competitive longer-term performance record. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board instructed TFAI to attempt to lower the Fund’s management fees in the future, which currently are relatively high, although the Board also noted that the Fund’s total expense ratios are competitive. The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX MERCURY GLOBAL ALLOCATION

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 26, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Mercury Global Allocation (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and Fund Asset Management, L.P., doing business as Mercury Advisors (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the comparative fee, expense and performance information of another fund managed by the Sub-Adviser that is managed in accordance with an investment program that closely resembles the proposed investment program of the Fund (the “Sub-Adviser’s Similar Fund”) prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and anticipated profitability data. In considering the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature, extent and quality of the services proposed to be provided by TFAI and the Sub-Adviser to the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Board also determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed operations of the Fund, the competitive landscape of the investment company business, and investor needs.

The investment performance of the Fund. The Board considered the performance of the Sub-Adviser’s Similar Fund as compared to its Lipper peers. The Board noted that the Sub-Adviser’s Similar Fund has outperformed its Lipper peers for the year-to-date, one-, and three-year trailing periods ended May 31, 2005. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Sub-Adviser, as well as the performance of the Sub-Adviser’s Similar Fund, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the anticipated costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. Based on such information, the Trustees determined that the level of anticipated investment management fees and estimated overall expense ratio of the Fund generally are consistent with industry averages. The Board also took note of the costs involved in establishing a new fund. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, the anticipated TFAI profitability information (based on estimates derived from a TFAI profitability analysis provided at the meeting), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI’s estimated profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the proposed Investment Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund. The Board concluded that the inclusion of the asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board determined that the Fund’s proposed management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and the TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TFAI and the Sub-Adviser from their relationship with the Fund, including “soft-dollar” benefits (if any) in connection with brokerage transactions should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft-dollar” arrangements will be consistent with applicable law and “best execution” requirements. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI should be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services anticipated to be provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. In approving the Fund, the Board considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and the Sub-Adviser’s overall portfolio management capabilities. The Board also considered the proposed investment objective of the Fund and the proposed strategy for the Fund, and determined that it would enhance the investment options for the asset allocation funds. The Board determined that TFAI and the Sub-Adviser have made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI’s expense limitation and fee waiver arrangements with the TA IDEX funds, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX MERCURY LARGE CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Mercury Large Cap Value (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Fund Asset Management, L.P., doing business as Mercury Advisors (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability  and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date performance (the Fund commenced operations on March 1, 2005) of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, ended June 30, 2005. The Board favorably noted the competitive performance of the Fund since its creation and the Trustees concluded that TFAI and the Sub-Adviser had achieved superior performance, noting that the Fund’s performance has been above median relative to its peers and superior to the benchmark index over this period. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes “soft dollar” benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX NEUBERGER BERMAN INTERNATIONAL

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 26, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Neuberger Berman International (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and Neuberger Berman Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the comparative fee, expense and performance information of another fund managed by the Sub-Adviser that is managed in accordance with an investment program that closely resembles the proposed investment program of the Fund (the “Sub-Adviser’s Similar Fund”) prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and anticipated profitability data. In considering the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature, extent and quality of the services proposed to be provided by TFAI and the Sub-Adviser to the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Board also determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed operations of the Fund, the competitive landscape of the investment company business, and investor needs.

The investment performance of the Fund. The Board considered the performance of the Sub-Adviser’s Similar Fund as compared to its Lipper peers. The Board noted that the Sub-Adviser’s Similar Fund has outperformed its Lipper peers for the year-to-date, one- and three-year trailing periods ended May 31, 2005. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Sub-Adviser, as well as the performance of the Sub-Adviser’s Similar Fund, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the anticipated costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board noted that the anticipated asset weighted investment management fee for the Fund is lower than the category median investment management fee. Based on such information, the Trustees determined that the level of anticipated investment management fees and estimated overall expense ratio of the Fund generally are consistent with industry averages. The Board also took note of the costs involved in establishing a new fund. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, the anticipated TFAI profitability information (based on estimates derived from a TFAI profitability analysis provided at the meeting), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI’s estimated profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the proposed Investment Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund. The Board concluded that the inclusion of the asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board determined that the Fund’s proposed management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and the TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TFAI and the Sub-Adviser from their relationship with the Fund, including “soft-dollar” benefits (if any) in connection with brokerage transactions should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI should be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services anticipated to be provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. In approving the Fund, the Board considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and the Sub-Adviser’s overall portfolio management capabilities. The Board also considered the proposed investment objective of the Fund and the proposed strategy for the Fund, and determined that it would enhance the investment options for the asset allocation funds. The Board determined that TFAI and the Sub-Adviser have made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI’s expense limitation and fee waiver arrangements with the TA IDEX funds, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX OPPENHEIMER DEVELOPING MARKETS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on July 26, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Oppenheimer Developing Markets (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and OppenheimerFunds, Inc. (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the proposed Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement. The Trustees also carefully considered the comparative fee, expense and performance information of another fund managed by the Sub-Adviser that is managed in accordance with an investment program that closely resembles the proposed investment program of the Fund (the “Sub-Adviser’s Similar Fund”) prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and anticipated profitability data. In considering the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature, extent and quality of the services proposed to be provided by TFAI and the Sub-Adviser to the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Board also determined that TFAI and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the proposed operations of the Fund, the competitive landscape of the investment company business, and investor needs.

The investment performance of the Fund. The Board considered the performance of the Sub-Adviser’s Similar Fund as compared to its Lipper peers. The Board noted that the Sub-Adviser’s Similar Fund has outperformed its Lipper peers for the year-to-date, one- and three-year trailing periods ended May 31, 2005. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Sub-Adviser, as well as the performance of the Sub-Adviser’s Similar Fund, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the anticipated costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board noted that the anticipated asset weighted investment management fee for the Fund is lower than the category median investment management fee. Based on such information, the Trustees determined that the level of anticipated investment management fees and estimated overall expense ratio of the Fund generally are consistent with industry averages. The Board also took note of the costs involved in establishing a new fund. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, the anticipated TFAI profitability information (based on estimates derived from a TFAI profitability analysis provided at the meeting), TFAI’s estimated management income resulting from its management of the Fund, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI’s estimated profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the proposed Investment Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of the proposed advisory fee breakpoints as detailed in the materials provided, and noted each fee breakpoint with respect to the various asset levels achieved by the Fund. The Board concluded that the inclusion of the asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board determined that the Fund’s proposed management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and the TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TFAI and the Sub-Adviser from their relationship with the Fund, including “soft-dollar” benefits (if any) in connection with brokerage transactions should be reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser’s “soft-dollar” arrangements will be consistent with applicable law and “best execution” requirements. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI should be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services anticipated to be provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. In approving the Fund, the Board considered the high quality of the Sub-Adviser’s portfolio management personnel who will manage the Fund under the Sub-Advisory Agreement, and the Sub-Adviser’s overall portfolio management capabilities. The Board also considered the proposed investment objective of the Fund and the proposed strategy for the Fund, and determined that it would enhance the investment options for the asset allocation funds. The Board determined that TFAI and the Sub-Adviser have made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI’s expense limitation and fee waiver arrangements with the TA IDEX funds, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX TRANSAMERICA SHORT-TERM BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Short-Term Bond (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, for the period ended June 30, 2005. The Board noted that the Fund had under-performed during the period under review, but noted that the Fund had a very limited performance record as it was recently created, which also had generated a high level of portfolio turnover. The Board decided to monitor the performance of the Fund going forward, and determined that the Fund’s performance was acceptable under the circumstances. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes “soft dollar” benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX UBS LARGE CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX UBS Large Cap Value (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and UBS Global Asset Management (Americas) Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date (the Fund commenced operations on November 8, 2004) performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser generally had achieved superior investment performance, noting that the Fund’s performance has been above median relative to its peers and superior to the benchmark index over this period. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Board favorably noted the Fund’s new pricing schedule, which results in lower management and sub-advisory fees to the benefit of the Fund and its shareholders, and also reviewed data from Lipper that compared the Fund’s new pricing schedule (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against peer groups of comparable mutual funds. Based on such information, the Trustees determined that the Fund’s new management fee schedule and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting, and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board also determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX VAN KAMPEN EMERGING MARKETS DEBT

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Van Kampen Emerging Markets Debt (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date (the Fund commenced operations on November 8, 2004) performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, ended June 30, 2005. The Trustees concluded that TFAI and the Sub-Adviser had achieved investment performance below median relative to its peers and below the performance of the benchmark index over this period, but noted that the Fund had a very limited operating history. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA

IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes “soft dollar” benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX VAN KAMPEN MID-CAP GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND APPROVAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the proposed Investment Advisory Agreement between TA IDEX Van Kampen Mid-Cap Growth (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the proposed Investment Sub-Advisory Agreement of the Fund between TFAI and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the proposed Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the anticipated fee and expense information and profitability data prepared by TFAI. In considering the approval of the proposed Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Board considered its prior discussion of the Fund during the September meeting, during which the Board reached a number of conclusions about the management program proposed by TFAI and the Sub-Adviser. In addition, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services expected to be provided by TFAI and the Sub-Adviser to the Fund. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process and the professional qualifications and experience of the Sub-Adviser’s portfolio management team. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations and the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board noted that no performance information is available for the Fund, but determined that most other funds managed by the Sub-Adviser have generally performed well. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services expected to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed estimated profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. Based on such information, the Trustees determined that the proposed management fees and estimated overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the anticipated investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s estimated profitability, are appropriate in light of the nature and quality of services proposed to be provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board noted the absence of asset-based breakpoints in the Fund’s management fee schedule, which is explained in part by the relatively high costs of pursuing the Fund’s investment mandate, which may not necessarily diminish as assets grow. Accordingly, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s anticipated size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Board nevertheless asked TFAI to work with the Sub-Adviser to attempt to propose such breakpoints in the future. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits expected to be derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither TFAI nor the Sub-Adviser realizes “soft dollar” benefits from its relationship with the Fund. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees to be paid by the Fund to affiliates of TFAI will be reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the TA IDEX funds, reflected by TFAI’s expense limitation and fee waiver arrangements with the TA IDEX funds, including the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

TA IDEX VAN KAMPEN SMALL COMPANY GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - REVIEW AND RENEWAL (unaudited)

At a meeting of the Board of Trustees of Transamerica IDEX Mutual Funds (“TA IDEX”) held on November 2, 2005, the Board reviewed and considered the Investment Advisory Agreement between TA IDEX Van Kampen Small Company Growth (the “Fund”) and Transamerica Fund Advisors, Inc. (“TFAI”), as well as the Investment Sub-Advisory Agreement of the Fund between TFAI and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed for a one-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from TFAI and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. The Trustees also carefully considered the information that they had received throughout the year from TFAI and the Sub-Adviser (such as in-person presentations by the Sub-Adviser) as part of their regular oversight of the Fund, as well as: comparative fee, expense and performance information prepared by Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information, and profitability data. In considering the proposed continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believe, in light of the legal advice furnished to them by TA IDEX counsel and independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory service to be provided. The Board considered the nature and quality of the services provided by TFAI and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TFAI and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past, TFAI’s and the Sub-Adviser’s management capabilities demonstrated with respect to the funds they manage, including the Fund, and the experience, capability and integrity of TFAI’s senior management, the financial resources of TFAI and the Sub-Adviser, TFAI’s management oversight process, the professional qualifications and experience of the Sub-Adviser’s portfolio management team, and the Fund’s investment performance. The Trustees also concluded that TFAI and the Sub-Adviser proposed to provide investment and related services that were of the same quality and quantity as services provided to the Fund in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs, and that TFAI’s and the Sub-Adviser’s obligations will remain substantially the same.

The investment performance of the Fund. The Board examined the year-to-date (the Fund commenced operations on November 8, 2004) performance of the Fund, including relative performance against a benchmark securities index and a peer group of comparable mutual funds as prepared by Lipper, ended June 30, 2005. The Board favorably noted the competitive performance of the Fund and the Trustees concluded that TFAI and the Sub-Adviser generally had achieved superior investment performance, noting that the performance of the Fund has been above median relative to its peers and exceeded the benchmark index over this period. On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided or procured by TFAI and the Sub-Adviser, the Trustees concluded that TFAI and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies, and also determined that TFAI’s and the Sub-Adviser’s performance records indicate that their continued management is likely to benefit the Fund and its shareholders.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information regarding TFAI’s costs of procuring portfolio management services, as well as the costs of provision of administration, transfer agency, fund accounting and other services, to the Fund and to TA IDEX as a whole by TFAI and its affiliates. The Trustees reviewed data from Lipper that compared the Fund’s management fees (including management fees at various asset levels), other fees and expenses (including total expenses including and excluding 12b-1 distribution and service fees) and portfolio turnover rate against a peer group of comparable mutual funds. Based on such information, the Trustees determined that the management fees and overall expense ratio of the Fund generally are consistent with industry averages. In addition, on the basis of the Board’s review of the management fees to be charged by TFAI for investment advisory and related services, TFAI profitability information (derived from TFAI’s audited financial statements), TFAI’s estimated management income resulting from its management of the Fund, the estimated margin of the Sub-Adviser, as well as the entirety of TFAI’s and its affiliates’ service relationship with TA IDEX, the Board concluded that the level of investment management fees and other service fees, as well as TFAI’s and the Sub-Adviser’s profitability, are appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between the Fund, TFAI and its affiliates, and the Sub-Adviser.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Board concluded that the inclusion of asset-based breakpoints in the Fund’s advisory fee schedule appropriately benefits investors by realizing economies of scale in the form of lower management fees as the level of assets grows. In addition, the Board concluded that the Fund’s management fees appropriately reflect the Fund’s current size, the current economic environment for TFAI, the competitive nature of the investment company market, and TFAI’s pricing strategy. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TFAI and fees payable by TFAI to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TFAI, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits derived by TFAI, its affiliates, and the Sub-Adviser from their relationship with the Fund, including “soft dollar” benefits (if any) in connection with brokerage transactions, sales charges and distribution/service fees (to the extent applicable) are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that TFAI does not realize “soft dollar” benefits from its relationship with the Fund, and that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of “soft-dollar” arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions. In addition, the Trustees determined that the administration, transfer agency, fund accounting and other fees paid by the Fund to affiliates of TFAI are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Fund’s overall operating expenses, and the necessity of the services for the Fund’s operations.

Other considerations. The Board determined that TFAI had made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TFAI to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TFAI had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TFAI’s expense limitation and fee waiver arrangement with the Fund, which may result in TFAI waiving advisory fees for the benefit of shareholders.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

A description of the Transamerica IDEX Mutual Funds' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Form will be available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q which is available on the Commission's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. Box 9012
Clearwater, FL 33758-9012

www.transamericaidex.com

Customer Service 1-888-233-IDEX (4339)
P.O. Box 9012 • Clearwater, FL 33758-9012
Distributor: AFSG Securities Corporation, Member NASD

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant’s last response to Item 10 of Form N-CSR.

11: Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as of April 30, 2006, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) N/A

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	Date: June 28, 2006

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	Date: June 28, 2006

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer